As filed with the Securities and Exchange Commission on July 28, 2006
                      Registration No. 33-00488/811-04416

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                         POST-EFFECTIVE AMENDMENT NO. 77                     [X]

                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                Amendment No. 78                             [X]

                                 Allegiant Funds
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-3863

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Ronald L. Weihrauch, Esq.
                            National City Corporation
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] on October 1, 2006 pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               ALLEGIANT FUNDS

                                                    PROSPECTUS

                                                A AND C SHARES

                                               OCTOBER 1, 2006

EQUITY FUNDS
International Equity Fund
Large Cap Core Equity Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Value Fund
Multi-Factor Mid Cap Growth Fund
Multi-Factor Small Cap Core Fund
Multi-Factor Small Cap Focused Value Fund
Multi-Factor Small Cap Growth Fund
Multi-Factor Small Cap Value Fund
S&P 500 Index Fund
Small Cap Core Fund
Small Cap Growth Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Balanced Allocation Fund
Conservative Allocation Fund

                        THE SECURITIES AND EXCHANGE COMMISSION     [LOGO]
              HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES     ALLEGIANT(SM)
               OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
     ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    THE DISCIPLINE OF INVESTING,
                                                      A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class A and Class C Shares of the Funds before investing. Allegiant also offers Class A and Class C Shares of Allegiant Fixed Income, Tax Free Bond and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
                                                                            ----

RISK/RETURN INFORMATION COMMON TO THE FUNDS.................................
EQUITY FUNDS
     ALLEGIANT INTERNATIONAL EQUITY FUND....................................
     ALLEGIANT LARGE CAP CORE EQUITY FUND...................................
     ALLEGIANT LARGE CAP GROWTH FUND........................................
     ALLEGIANT LARGE CAP VALUE FUND.........................................
     ALLEGIANT MID CAP VALUE FUND...........................................
     ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND.............................
     ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND.............................
     ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND....................
     ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND...........................
     ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND............................
     ALLEGIANT S&P 500 INDEX FUND...........................................
     ALLEGIANT SMALL CAP CORE FUND..........................................
     ALLEGIANT SMALL CAP GROWTH FUND........................................
     ASSET ALLOCATION FUNDS
     ALLEGIANT AGGRESSIVE ALLOCATION FUND...................................
     ALLEGIANT BALANCED ALLOCATION FUND.....................................
     ALLEGIANT CONSERVATIVE ALLOCATION FUND.................................
MORE INFORMATION ABOUT PRINCIPAL RISKS......................................
INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS........................
PURCHASING, SELLING AND EXCHANGING FUND SHARES..............................
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS..................................
DIVIDENDS AND TAXES.........................................................
APPENDIX A
     MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................
     MORE INFORMATION ABOUT FUND INVESTMENTS................................
APPENDIX B
     FINANCIAL HIGHLIGHTS...................................................

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of a Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. Except for the S&P 500 Index Fund, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

EQUITY FUNDS

ALLEGIANT INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks of foreign issuers

PRINCIPAL RISKS                    Market risk, foreign risk, multi-national
                                   companies risk, country risk, active trading risk, derivatives risk

SUB-ADVISER                        Polaris Capital Management, Inc.

TICKER SYMBOL                      Class A           AMIEX

                                   Class C           AIUCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in foreign equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.

The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.

The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser's disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser's proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.

Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.

The Fund's investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative securities, combined with investments in money market instruments and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity. The Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998      1999      2000       2001       2002       2003       2004      2005
19.53%    49.71%    -17.09%    -25.52%    -19.20%    32.59%     16.53%    11.00%

Best Quarter                36.05%   (12/31/99)
Worst Quarter              -19.96%    (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 10.74%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

------------------------------------------------------------------------------------------------------------
                                                                                  SINCE          DATE OF
CLASS A SHARES                                       1 YEAR       5 YEARS       INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------
Allegiant International Equity Fund                                                              8/1/97
   Returns Before Taxes                               4.92%        -0.49%          3.58%
   Returns After Taxes on Distributions(1)            4.53%        -0.66%          3.20%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                             3.52%        -0.46%          2.94%
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(2)
(reflects no deduction for fees, expenses or
taxes)                                               13.54%         4.55%           ___%      Since 7/31/97
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                  SINCE          DATE OF
CLASS C SHARES                                       1 YEAR       5 YEARS       INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------
Allegiant International Equity Fund                   9.15%         0.00%         -2.20%         1/5/00
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(2)
(reflects no deduction for fees, expenses or
taxes)                                               13.54%         4.55%           ___%      Since 12/31/99
------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The MSCI EAFE Index is an unmanaged index comprising 21 MSCI country indices, representing developed markets outside of North America.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks of large cap
                                   companies

PRINCIPAL RISKS                    Market risk, active trading risk

TICKER SYMBOL                      Class A           ACQAX

                                   Class C           ACQCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. The Fund is generally a focused portfolio maintaining the same sector percentages as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Index. The capitalizations of the S&P 500 Index ranged from $__ billion to $__ billion as of the date of this prospectus.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the company's management team; industry position; the company's business model; and historical growth rates. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998      1999       2000      2001       2002        2003       2004      2005
31.99%    19.72%     1.45%     -14.49%    -20.44%     26.69%     7.29%     6.03%

Best Quarter          25.04%      (12/31/98)
Worst Quarter        -17.62%       (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.15%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------------------------------
                                                                                      SINCE         DATE OF
CLASS A SHARES                                           1 YEAR       5 YEARS       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
Allegiant Large Cap Core Equity Fund                                                                 8/1/97
   Returns Before Taxes                                   0.18%        -1.51%         5.15%
   Returns After Taxes on Distributions(1)               -0.47%        -1.85%         4.31%
   Returns After Taxes on Distributions and Sale of
   Fund Shares(1)                                         0.35%        -1.40%         4.15%
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees, expenses or taxes)       4.91%         0.54%          ___%       Since 7/31/97
---------------------------------------------------------------------------------------------------------------
                                                                                      SINCE         DATE OF
CLASS C SHARES                                           1 YEAR       5 YEARS       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
Allegiant Large Cap Core Equity Fund                      4.37%        -1.08%        -0.45%          1/20/00
---------------------------------------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses or taxes)                                        4.91%         0.54%          ___%       Since 1/31/00
---------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The S&P Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   large cap companies

PRINCIPAL RISKS                    Market risk, active trading risk

TICKER SYMBOL                      Class A           AEQRX

                                   Class C           AEWCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of growth-oriented large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio maintaining the same sector percentages as the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996      1997      1998      1999      2000      2001       2002       2003      2004      2005
19.98%    36.34%    28.74%    22.66%    -5.48%    -16.53%    -28.39%    19.75%    3.55%     5.33%

Best Quarter          22.85%      (12/31/98)
Worst Quarter        -16.15%       (3/31/01)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -1.33%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------------------------------------
CLASS A SHARES                                       1 YEAR       5 YEARS      10 YEARS
---------------------------------------------------------------------------------------
Allegiant Large Cap Growth Fund
   Returns Before Taxes                              -0.46%        -5.90%        6.06%
   Returns After Taxes on Distributions(1)           -1.05%        -6.10%        5.93%
   Returns After Taxes on Distributions and Sale
   of Fund Shares(1)                                  0.42%        -4.94%        5.66%
---------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)
(reflects no deduction for fees, expenses or
taxes)                                                5.26%        -3.58%        6.73%
----------------------------------------------------------------------------------------------------------------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                       1 YEAR       5 YEARS      10 YEARS     INCEPTION     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Allegiant Large Cap Growth Fund                       3.68%        -5.47%         N/A         -5.05%        1/27/00
----------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)
(reflects no deduction for fees, expenses or
taxes)                                                5.26%        -3.58%         N/A           ___%     Since 1/31/00
----------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   large cap companies

PRINCIPAL RISK                     Market risk

TICKER SYMBOL                      Class A           AEIRX

                                   Class C           ALVCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of publicly traded U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer attractive valuation and improving dynamics.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996      1997      1998      1999      2000      2001      2002       2003      2004       2005
17.89%    28.87%    9.77%     -0.25%    11.30%    -4.05%    -15.22%    26.78%    13.03%     9.71%

Best Quarter          15.42%     (6/30/03)
Worst Quarter        -17.98%     (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 5.37%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

------------------------------------------------------------------------------------
CLASS A SHARES                                    1 YEAR       5 YEARS      10 YEARS
------------------------------------------------------------------------------------
Allegiant Large Cap Value Fund
   Returns Before Taxes                            3.67%        3.85%          8.39%
   Returns After Taxes on Distributions(1)         2.32%        2.98%          8.09%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                          3.93%        3.02%          7.65%
------------------------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees, expenses or
taxes)                                             7.05%        5.28%         10.94%
---------------------------------------------------------------------------------------------------------------------
                                                                                            SINCE         DATE OF
CLASS C SHARES                                    1 YEAR       5 YEARS      10 YEARS      INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------------
Allegiant Large Cap Value Fund                     7.91%        4.30%          N/A           6.28%        1/27/00
---------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees, expenses or
taxes)                                             7.05%        5.28%          N/A            ___%      Since 1/31/00
---------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   mid cap companies

PRINCIPAL RISK                     Market risk

TICKER SYMBOL                      Class A           ARVAX

                                   Class C           ARVCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in value-oriented common stocks of U.S. mid cap companies. The Adviser uses a value-oriented approach and focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value; traditionally these companies have price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small cap and mid cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2003        2004        2005
34.50%      21.11%      15.18%

Best Quarter           16.95%       (6/30/03)
Worst Quarter          -3.95%       (3/31/03)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 7.19%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------------------------------------------------
                                                                    SINCE
CLASS A SHARES                                     1 YEAR         INCEPTION        DATE OF INCEPTION
----------------------------------------------------------------------------------------------------
Allegiant Mid Cap Value Fund                                                             7/1/02
   Returns Before Taxes                             8.83%           14.68%
   Returns After Taxes on Distributions(1)          6.43%           12.50%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                           7.02%           11.83%
----------------------------------------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees, expenses or
taxes)                                             12.65%           12.21%           Since 6/30/02
----------------------------------------------------------------------------------------------------
CLASS C SHARES                                      1 YEAR      SINCE INCEPTION    DATE OF INCEPTION
----------------------------------------------------------------------------------------------------
Allegiant Mid Cap Value Fund                        13.33%          21.49%               6/2/03
----------------------------------------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees, expenses or
taxes)                                              12.65%            ___%            Since 5/31/03
----------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND
(formerly the Allegiant Mid Cap Growth Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   mid cap companies

PRINCIPAL RISKS                    Market risk, active trading risk, IPO risk

TICKER SYMBOL                      Class A           AMGFX

                                   Class C           ADWCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in growth-oriented common stocks of U.S. mid cap companies (i.e., companies within the Russell Midcap Index that possess higher price-to-book ratios and higher forecasted growth values). Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities of mid cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Mid Capitalization Fund which was reorganized into the Allegiant Mid Cap Growth Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996      1997      1998      1999      2000      2001       2002       2003      2004     2005
18.53%    11.60%    11.04%    45.47%    -8.11%    -19.17%    -31.25%    33.68%    5.72%    5.99%

Best Quarter           34.98%       (12/31/99)
Worst Quarter         -27.16%        (9/30/01)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.52%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------
CLASS A SHARES                             1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------
Allegiant Multi-Factor Mid Cap Growth
Fund
   Returns Before Taxes                     0.14%      -4.69%       4.44%

   Returns After Taxes on
   Distributions(1)                         0.14%      -4.69%       5.76%

   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)               0.09%      -3.93%       6.27%
--------------------------------------------------------------------------
Russell Midcap Growth Index(2)             12.10%       1.38%       9.27%
(reflects no deduction for fees,
expenses or taxes)
---------------------------------------------------------------------------------------------------------
                                                                                 SINCE        DATE OF
CLASS C SHARES                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     INCEPTION
---------------------------------------------------------------------------------------------------------
Allegiant Multi-Factor Mid Cap Growth       4.29%      -4.28%        N/A        -7.98%         6/15/00
Fund
---------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)
(reflects no deduction for fees,
expenses or taxes)                         12.10%       1.38%        N/A          ___%      Since 5/31/00
---------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest U.S. companies among the largest 1,000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE              Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY     Investing in securities of small cap companies

PRINCIPAL RISKS                   Market risk, small companies risk

TICKER SYMBOL                     Class A                ALOAX
                                  Class C                ALOCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that possess both value and growth characteristics. Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. In selecting securities, the Adviser integrates both growth and valuation considerations. The Adviser focuses on companies that appear to have potential for above-average earnings, sales and asset value growth. Additionally, the Adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies. The Adviser assesses a company's growth prospects and relative valuation by reviewing and analyzing investment candidates individually.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
(formerly the Allegiant Multi-Factor Small Cap Value Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented securities of
                                   small capitalization companies

PRINCIPAL RISKS                    Market risk, small companies risk

TICKER SYMBOL                      Class A           ALUAX

                                   Class C           ALUCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. Using an analytical process together with fundamental research to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Value Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index comprised of securities in the Russell 2000 Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE              Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY     Investing in securities of small cap companies
                                  with prospects for accelerated earnings or revenue growth

PRINCIPAL RISKS                   Market risk, small companies risk, IPO risk,
                                  active trading risk

TICKER SYMBOL                     Class A           ALWAX

                                  Class C           ALWCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Growth Index). Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
(formerly the Allegiant Small Cap Value Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   small cap companies

PRINCIPAL RISKS                    Market risk, small companies risk

TICKER SYMBOL                      Class A           AMRRX

                                   Class C           ASVCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e. companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Value Index.) The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information prior to November 30, 2005 represents performance of the Allegiant Small Cap Value Fund which changed its investment goal, principal investment strategies and name to the Allegiant Multi-Factor Small Cap Value Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996      1997      1998      1999     2000      2001      2002       2003      2004      2005
22.32%    32.05%    -7.64%    7.65%    33.22%    17.03%    -10.75%    38.62%    21.30%    -1.44%

Best Quarter           19.22%        (12/31/01)
Worst Quarter         -17.92%         (9/30/98)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 9.21%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

------------------------------------------------------------------------------
CLASS A SHARES                              1 YEAR       5 YEARS      10 YEARS
------------------------------------------------------------------------------
Allegiant Multi-Factor Small Cap Value
Fund
   Returns Before Taxes                     -6.85%       10.35%        13.35%
   Returns After Taxes on
   Distributions(1)                         -9.37%        7.76%        11.12%
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)               -2.87%        7.84%        10.77%
--------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)
(reflects no deduction for fees,
expenses or taxes)                           4.71%       13.55%        13.08%
-------------------------------------------------------------------------------------------------------------------
                                                                                                        DATE OF
CLASS C SHARES                              1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION
-------------------------------------------------------------------------------------------------------------------
Allegiant Multi-Factor Small Cap Value      -2.89%       10.83%         N/A             14.92%           1/27/00
Fund
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)
(reflects no deduction for fees,
expenses or taxes)                           4.71%       13.55%         N/A             ____%         Since 1/31/00
-------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT S&P 500 INDEX FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               To approximate, before Fund expenses, the
                                   investment results of the S&P 500 Composite
                                   Stock Price Index

PRINCIPAL INVESTMENT STRATEGY      Investing in stocks that comprise the S&P 500
                                   Composite Stock Price Index

PRINCIPAL RISKS                    Market risk, tracking error risk, derivatives
                                   risk

TICKER SYMBOL                      Class A           AEXAX
                                   Class C           AEXCX

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the S&P 500 Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the S&P 500 Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks to attempt to equal the performance of the S&P 500 Index when futures are less expensive than actual stocks. The value of S&P 500 futures closely track changes in the value of the S&P 500 Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the S&P 500 Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the S&P 500 Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500 Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500 Index with the goal of adding small incremental performance relative to the S&P 500 Index. Stocks that are held in very small proportions in the S&P 500 Index may be excluded from the Fund if they are expected to underperform.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999        2000        2001         2002         2003        2004         2005
20.28%      -9.45%      -12.47%      -22.57       27.96%      10.29%       4.26%

Best Quarter           15.28%        (6/30/03)
Worst Quarter         -17.37%        (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 2.40%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------------------------------------
                                                                                   SINCE          DATE OF
CLASS A SHARES                                       1 YEAR        5 YEARS       INCEPTION       INCEPTION
-------------------------------------------------------------------------------------------------------------
Allegiant S&P 500 Index Fund                                                                      10/15/98
  Returns Before Taxes                                1.62%         -0.56%         3.08%
  Returns After Taxes on Distributions(1)             1.38%         -0.84%         2.75%
  Returns After Taxes on Distributions and Sale
  of Fund Shares(1)                                   1.27%         -0.60%         2.48%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees, expenses or                                                       Since
taxes)                                                4.91%          0.54%          ___%          09/30/98
-------------------------------------------------------------------------------------------------------------
                                                                                   SINCE          DATE OF
CLASS C SHARES                                       1 YEAR        5 YEARS       INCEPTION       INCEPTION
-------------------------------------------------------------------------------------------------------------
Allegiant S&P 500 Index Fund                          2.44%         -0.85%        -2.43%          1/17/00
-------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees, expenses or
taxes)                                                4.91%          0.54%          ___%        Since 1/30/00
-------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks of small cap
                                   companies

PRINCIPAL RISKS                    Market risk, small companies risk

TICKER SYMBOL                      Class A          ACRAX
                                   Class C          ACOCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap U.S. equity securities that possess both value and growth characteristics. The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R))(1). CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million and $3 billion at the time of purchase. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2005
3.43%

Best Quarter            3.06%       (9/30/05)
Worst Quarter          -2.26%       (3/31/05)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 8.12%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------
                                                              SINCE          DATE OF
CLASS A SHARES                                 1 YEAR       INCEPTION       INCEPTION
---------------------------------------------------------------------------------------
Allegiant Small Cap Core Fund                                                4/2/04
      Returns Before Taxes                     -2.22%          4.62%
      Returns After Taxes on
      Distributions(1)                         -2.22%          4.62%
      Returns After Taxes on
      Distributions and Sale of Fund
      Shares(1)                                -1.44%          3.94%
---------------------------------------------------------------------------------------
Russell 2000 Index(2)
(reflects no deduction for fees, expenses
or taxes)                                       4.55%          ____%
---------------------------------------------------------------------------------------
                                                              SINCE         DATE OF
CLASS C SHARES                                 1 YEAR       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------
Allegiant Small Cap Core Fund                   1.81%          7.41%         1/20/00
---------------------------------------------------------------------------------------
 Russell 2000 Index(2)
(reflects no deduction for fees, expenses
or taxes)                                       4.55%          ____%      Since 1/31/00
---------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Index is comprised of the 2,000 smallest companies in the Russell 3000 Index based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   small cap companies

PRINCIPAL RISKS                    Market risk, small companies risk, active
                                   trading risk

TICKER SYMBOL                      Class A         ASMGX
                                   Class C         ASGCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap equity securities of U.S. companies. The Adviser seeks to invest in small cap companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998      1999      2000       2001      2002       2003      2004      2005
7.28%     35.63%    -15.19%    -8.27%    -39.47%    45.14%    -0.21%    -5.04%

Best Quarter            36.11%       (12/31/99)
Worst Quarter          -25.82%        (9/30/01)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 4.75%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

------------------------------------------------------------------------------------------------------------------
                                                                                      SINCE             DATE OF
CLASS A SHARES                                     1 YEAR          5 YEARS          INCEPTION          INCEPTION
------------------------------------------------------------------------------------------------------------------
Allegiant Small Cap Growth Fund                                                                         8/1/97
   Returns Before Taxes                           -10.22%           -6.31%           -0.55%
   Returns After Taxes on Distributions(1)        -10.22%           -6.31%           -0.84%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                          -6.64%           -5.26%           -0.50%
------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                        4.15%            2.28%             ____%         Since 7/31/97
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------------------------------------------------------------------------
                                                                                      SINCE             DATE OF
CLASS C SHARES                                     1 YEAR          5 YEARS          INCEPTION          INCEPTION
------------------------------------------------------------------------------------------------------------------
Allegiant Small Cap Growth Fund                    -6.66%           -5.91%           -8.67%             1/20/00
------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
(reflects no deduction for fees, expenses
or taxes)                                           4.15%            2.28%             ____%         Since 1/31/00
------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------

                                        INTERNATIONAL EQUITY        LARGE CAP CORE        LARGE CAP GROWTH        LARGE CAP VALUE
                                                FUND                 EQUITY FUND                FUND                   FUND

                                        CLASS A      CLASS C     CLASS A     CLASS C     CLASS A     CLASS C     CLASS A    CLASS C
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                         5.50%(1)     None        5.50%(1)    None        5.50%(1)    None        5.50%(1)   None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)      None         1.00%(2)    None        1.00%(2)    None        None        None       1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                         None         None        None        None        None        None        None       None
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)         2.00%(3)     2.00%(3)    None        None        None        None        None       None
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                            None         None        None        None        None        None        None       None
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
--------------------------------

Investment Advisory Fees                1.15%(*,4)   1.15%(*,4)  0.75%(5)    0.75%(5)    0.75%(5)    0.75%(5)   0.75%(5)    0.75%(5)
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees               0.05%(6)     0.75%       0.05%(6)    0.75%       0.05%(6)    0.75%      0.05%(6)    0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(7)        0.25%        0.25%       0.25%       0.25%       0.25%       0.25%      0.25%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Other                                ____%        ____%       ____%       ____%       ____%       ____%       ____%      ____%
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                    ____%        ____%       ____%       ____%       ____%       ____%       ____%      ____%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                      ____%*       ____%*      ____%       ____%       ____%       ____%       ____%      ____%
-----------------------------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                        CLASS A        CLASS C
Investment Advisory Fees                                 1.00%          1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     _.__%          _.__%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------

                                                                                                                 MULTI-FACTOR SMALL
                                          MID CAP VALUE          MULTI-FACTOR MID         MULTI-FACTOR SMALL     CAP FOCUSED VALUE
                                               FUND               CAP GROWTH FUND           CAP CORE FUND               FUND
                                        CLASS A     CLASS C      CLASS A    CLASS C      CLASS A     CLASS C     CLASS A    CLASS C
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                         5.50%(1)     None        5.50%(1)    None        5.50%(1)    None        5.50%(1)   None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)      None         1.00%(2)    None        1.00%(2)    None        1.00%(2)    None       1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                         None         None        None        None        None        None        None       None
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)         None         None        None        None        2.00%(3)    2.00%(3)    2.00%(3)   2.00%(3)
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                            None         None        None        None        None        None        None       None
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
--------------------------------
Investment Advisory Fees(*,5)          1.00%         1.00%       1.00%       1.00%       1.00%       1.00%       1.00%      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees              0.05%(6)      0.75%       0.03%(6)    0.75%       0.02%(6)    0.75%       0.02%(6)   0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(7)       0.25%         0.25%       0.25%       0.25%       0.25%       0.25%       0.25%      0.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Other                                ____%        ____%       ____%       ____%       ____%       ____%       ____%      ____%
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                    ____%        ____%       ____%       ____%       ____%       ____%       ____%      ____%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund                       ____%        ____%       ____%       ____%       ____%       ____%       ____%      ____%
Operating Expenses*
-----------------------------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                                                                MULTI-FACTOR SMALL
                                             MID CAP             MULTI-FACTOR MID        MULTI-FACTOR SMALL     CAP FOCUSED VALUE
                                            VALUE FUND           CAP GROWTH FUND           CAP CORE FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                       CLASS A      CLASS C     CLASS A    CLASS C      CLASS A     CLASS C     CLASS A    CLASS C
Investment Advisory Fees                0.75%        0.75%       0.45%      0.45%        0.85%       0.85%       0.85%      0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses    _.__%        _.__%       _.__%      _.__%        _.__%       _.__%       _.__%      _.__%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------

                                               MULTI-FACTOR SMALL         MULTI-FACTOR SMALL
                                                CAP GROWTH FUND             CAP VALUE FUND           S&P 500 INDEX FUND

                                              CLASS A      CLASS C       CLASS A      CLASS C       CLASS A      CLASS C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                               5.50%(1)     None          5.50%(1)     None          2.50%(1)     None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)            None         1.00%(2)      None         1.00%(2)      None         1.00%(2)
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                               None         None          None         None          None         None
------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)               2.00%(3)     2.00%(3)      2.00%(3)     2.00%(3)      None         None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                  None         None          None         None          None         None
------------------------------------------------------------------------------------------------------------------------
-------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
-------------------------------------
Investment Advisory Fees                      1.00%(*,5)   1.00%(*,5)    1.00%(5)     1.00%(5)      0.35%*       0.35%*
------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                     0.02%(6)     0.75%         0.05%(6)     0.75%         0.00%(6)     0.75%
------------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(7)              0.25%        0.25%         0.25%        0.25%         0.25%        0.25%
------------------------------------------------------------------------------------------------------------------------
   Other                                      ____%        ____%         ____%        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                          ____%        ____%         ____%        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                            ____%*       ____%*        ____%        ____%         ____%*       ____%*
------------------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                            MULTI-FACTOR SMALL CAP           S&P 500
                                                 GROWTH FUND                INDEX FUND
------------------------------------------------------------------------------------------
                                             CLASS A     CLASS C       CLASS A     CLASS C
Investment Advisory Fees                      0.55%       0.55%         0.20%       0.20%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          _.__%       _.__%         _.__%       _.__%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER FEES
(paid directly from your investment)

                                             SMALL CAP CORE FUND        SMALL CAP GROWTH FUND

                                            CLASS A        CLASS C       CLASS A      CLASS C
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                             5.50%(1)       None          5.50%(1)     None
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)          None           1.00%(2)      None         1.00%(2)
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None           None          None         None
---------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)(3)          2.00%(3)       2.00%(3)      2.00%(3)     2.00%(3)
---------------------------------------------------------------------------------------------
Exchange Fee                                None           None          None         None
---------------------------------------------------------------------------------------------
-------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
-------------------------------------
Investment Advisory Fees(5)                 1.00%(8)       1.00%(8)      1.00%*       1.00%*
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                   0.05%(6)       0.75%         0.03%(6)     0.75%
---------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(7)            0.25%          0.25%         0.25%        0.25%
---------------------------------------------------------------------------------------------
   Other                                    ____%          ____%         ____%        ____%
---------------------------------------------------------------------------------------------
Total Other Expenses                        ____%          ____%         ____%        ____%
---------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                          ____%          ____%         ____%*       ____%*
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect the voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                 SMALL CAP
                                                                GROWTH FUND
--------------------------------------------------------------------------------
                                                            CLASS A      CLASS C
Investment Advisory Fees                                     0.55%        0.55%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         _.__%        _.__%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. The sales charge is waived on purchases made directly by an individual investor (not through a financial intermediary) with the Funds via mail or overnight courier, the internet or telephone. For more information on the sales charge waiver, see the "Sales Charges" section of this prospectus.

(2) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(3) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" section of this prospectus.

(4) From its advisory fee, the Adviser pays a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

(5) The advisory fee is reduced to 0.95% on assets of $500 million or more, but less than $1 billion and to 0.90% on assets of $1 billion and over for the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds. The advisory fee is reduced to 0.95% on assets of $1 billion or more, but less than $1.5 billion and to 0.90% on assets $1.5 billion and over for the Multi-Factor Mid Cap Growth and Mid Cap Value Funds. The advisory fee is reduced to 0.70% on assets of $1 billion or more, but less than $1.5 billion and to 0.65% on assets $1.5 billion and over for the Large Cap Core Equity, Large Cap Growth and Large Cap Value Funds.

(6) Represents actual Distribution (12b-1) Fees incurred by the S&P 500 Index Fund's Class A Shares during the last fiscal year. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above for each Fund except the S&P 500 Index fund which expects to reimburse 0.005% during the current fiscal year.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                ------      -------     -------     --------
INTERNATIONAL EQUITY FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
MID CAP VALUE FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
MULTI-FACTOR MID CAP GROWTH FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
MULTI-FACTOR SMALL CAP CORE FUND
   Class A Shares                                 $___         $___        N/A          N/A
   Class C Shares(1)                              $___         $___        N/A          N/A
   Class C Shares(2)                              $___         $___        N/A          N/A
--------------------------------------------------------------------------------------------
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
   Class A Shares                                 $___         $___        N/A          N/A
   Class C Shares(1)                              $___         $___        N/A          N/A
   Class C Shares(2)                              $___         $___        N/A          N/A
--------------------------------------------------------------------------------------------
MULTI-FACTOR SMALL CAP GROWTH FUND
   Class A Shares                                 $___         $___        N/A          N/A
   Class C Shares(1)                              $___         $___        N/A          N/A
   Class C Shares(2)                              $___         $___        N/A          N/A
--------------------------------------------------------------------------------------------
MULTI-FACTOR SMALL CAP VALUE FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------

                                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                ------      -------     -------     --------
S&P 500 INDEX FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
SMALL CAP CORE FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
   Class A Shares                                 $___         $___       $___         $___
   Class C Shares(1)                              $___         $___       $___         $___
   Class C Shares(2)                              $___         $___       $___         $___
--------------------------------------------------------------------------------------------

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

ASSET ALLOCATION FUNDS

ALLEGIANT AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation with current income as a
                                   secondary objective

PRINCIPAL INVESTMENT STRATEGY      Investing in a combination of Underlying
                                   Allegiant Funds that, in turn, invest
                                   primarily in U.S. and foreign common stocks and, to a lesser extent, in investment grade fixed income securities and cash equivalents

PRINCIPAL RISKS                    Market risk, interest rate risk, credit risk,
                                   derivatives risk, prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                      Class A           ARAAX
                                   Class C           ARACX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies.. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Multi-Factor Small Cap Value and Allegiant Small Cap Growth Funds), 10% to 40% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds) and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002             2003          2004           2005
-19.08%          23.41%        7.01%          6.14%

Best Quarter                13.89%          (6/30/03)
Worst Quarter              -14.66%          (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 2.17%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------------------------------
                                                                              SINCE          DATE OF
CLASS A SHARES                                                 1 YEAR       INCEPTION       INCEPTION
--------------------------------------------------------------------------------------------------------
Allegiant Aggressive Allocation Fund                                                          3/6/01
    Returns Before Taxes                                        1.14%          0.68%
    Returns After Taxes on Distributions(1)                     0.38%          0.30%
    Returns After Taxes on Distributions and Sale of Fund
    Shares(1)                                                   1.26%          0.41%
--------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses or taxes)             2.43%          ____%       Since 2/28/01
--------------------------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees, expenses or taxes)             4.91%          ____%       Since 2/28/01
--------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index(4)                 4.29%          ____%       Since 2/28/01
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------
                                                                              SINCE          DATE OF
CLASS C SHARES                                                 1 YEAR       INCEPTION       INCEPTION
--------------------------------------------------------------------------------------------------------
Allegiant Aggressive Allocation Fund                            4.51%          1.46%          6/28/01
--------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses or taxes)             2.43%          ____%       Since 6/30/01
--------------------------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees, expenses or taxes)             4.91%          ____%       Since 6/30/01
--------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index(4) (reflects
no deduction for fees, expenses or taxes)                       4.29%          ____%       Since 6/30/01
--------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Aggressive Allocation Hybrid Benchmark Index is a blend of 75% S&P 500 Index and 25% Lehman Brothers U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation and current
                                   income

PRINCIPAL INVESTMENT STRATEGY      Investing in a diversified portfolio of
                                   common stocks, investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

PRINCIPAL RISKS                    Market risk, allocation risk, small companies
                                   risk, foreign risk, interest rate risk,
                                   credit risk, active trading risk, derivatives risk

TICKER SYMBOL                      Class A           ABLLX
                                   Class C           ABACX

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 20% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small cap companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO")) for current income. If a fixed income security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999        2000        2001        2002         2003         2004         2005
14.97%      1.51%       -7.08%      -13.89%      21.96%       7.40%        5.39%

Best Quarter              16.10%         (12/31/99)
Worst Quarter            -10.97%          (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.72%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-----------------------------------------------------------------------------------------------------------
                                                                                 SINCE           DATE OF
CLASS A SHARES                                    1 YEAR        5 YEARS        INCEPTION        INCEPTION
-----------------------------------------------------------------------------------------------------------
Allegiant Balanced Allocation Fund                                                               7/31/98
   Returns Before Taxes                           0.41%          1.02%           3.94%
   Returns After Taxes on Distributions(1)        0.11%          0.55%           2.80%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                         0.36%          0.59%           2.74%
-----------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)               2.43%          5.87%           ____%        Since 7/31/98
(reflects no deduction for fees, expenses or
taxes)
-----------------------------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees, expenses or
taxes)                                            4.91%          0.54%           ____%        Since 7/31/98
-----------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees, expenses or
taxes)                                            3.92%          2.67%           ____%        Since 7/31/98
-----------------------------------------------------------------------------------------------------------
                                                                                 SINCE           DATE OF
CLASS C SHARES                                    1 YEAR        5 YEARS        INCEPTION        INCEPTION
-----------------------------------------------------------------------------------------------------------
Allegiant Balanced Allocation Fund                3.57%          1.23%           1.12%           4/20/00
-----------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                            2.43%          5.87%           ____%        Since 4/30/00
-----------------------------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees, expenses or
taxes)                                            4.91%          0.54%           ____%        Since 4/30/00
-----------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees, expenses or
taxes)                                            3.92%          2.67%           ____%        Since 4/30/00
-----------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE              Current income and moderate capital
                                  appreciation consistent with preservation of capital

PRINCIPAL INVESTMENT STRATEGY     Investing in a combination of Underlying
                                  Allegiant Funds that, in turn, invest
                                  primarily in investment grade fixed income securities and, to a lesser extent, in U.S.
                                  and foreign common stocks and cash equivalents

PRINCIPAL RISKS                   Market risk, interest rate risk, credit risk,
                                  derivatives risk, prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                     Class A           AOAAX
                                  Class C           AOACX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 45% to 80% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Small Cap Growth and Allegiant Multi-Factor Small Cap Value Funds), and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002         2003        2004        2005
-6.05%       13.59%      4.65%       3.43%

Best Quarter             8.19%         (6/30/03)
Worst Quarter           -4.97%         (9/30/02)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.00%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                   1 YEAR       SINCE INCEPTION     DATE OF INCEPTION
-------------------------------------------------------------------------------------------------------------------
Allegiant Conservative Allocation Fund                                                                 3/6/01
    Returns Before Taxes                                         -1.50%             2.13%
    Returns After Taxes on Distributions(1)                      -2.46%             1.35%
    Returns After Taxes on Distributions and Sale of Fund
    Shares(1)                                                    -0.50%             1.40%
-------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government/Credit Bond Index(2)          2.43%             ____%           Since 2/28/01
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)                                                  4.91%             ____%           Since 2/28/01
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index(4)                 2.75%             ____%           Since 2/28/01
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                                   1 YEAR       SINCE INCEPTION     DATE OF INCEPTION
-------------------------------------------------------------------------------------------------------------------
Allegiant Conservative Allocation Fund                           -1.88%             2.31%              5/23/01
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government/Credit Bond          2.43%             ____%           Since 5/31/01
Index(2)
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)                                                  4.91%             ____%           Since 5/31/01
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index(4)                 2.75%             ____%           Since 5/31/01
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Conservative Allocation Hybrid Benchmark Index is a blend of 35% S&P 500 Index and 65% Lehman Brothers Intermediate U.S. Government/Credit Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------

                                                     AGGRESSIVE              BALANCED ALLOCATION           CONSERVATIVE
                                                   ALLOCATION FUND                   FUND                 ALLOCATION FUND

                                                 CLASS A      CLASS C        CLASS A      CLASS C       CLASS A     CLASS C
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)      4.75%(1)     None           4.75%(1)     None          4.75%(1)    None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)               None         1.00%(2)       None         1.00%(2)      None        1.00%(2)
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                  None         None           None         None          None        None
---------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                         None         None           None         None          None        None
---------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                     None         None           None         None          None        None
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
-------------------------------------
Investment Advisory Fees*                        0.25%        0.25%          0.75%        0.75%         0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.02%(3)     0.65%          0.03%(3)     0.75%         0.02%(3)    0.65%
---------------------------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)                 0.25%        0.25%          0.25%        0.25%         0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------
   Other                                         ____%        ____%          ____%        ____%         ____%       ____%
---------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                             ____%        ____%          ____%        ____%         ____%       ____%
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses*                              ____%        ____%          ____%        ____%         ____%       ____%
---------------------------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                ____%(5)     ____%(5)        N/A          N/A          ____%(5)    ____%(5)
---------------------------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses*      ____%(5)     ____%(5)        N/A          N/A          ____%(5)    ____%(5)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees, Total Annual Fund Operating Expenses and Total Fund Operating and Indirect Expenses for the fiscal year ended May 31, 2006 were:

                                                    AGGRESSIVE              BALANCED ALLOCATION           CONSERVATIVE
                                                  ALLOCATION FUND                   FUND                 ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------
                                                CLASS A      CLASS C        CLASS A      CLASS C       CLASS A     CLASS C
Investment Advisory Fees                         0.00%        0.00%          0.00%        0.00%         0.00%       0.00%
--------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             _.__%        _.__%          _.__%        _.__%         _.__%       _.__%
--------------------------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses       _.__%        _.__%           N/A          N/A          _.__%       _.__%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. The sales charge is waived on purchases made directly by an individual investor (not through a financial intermediary) with the Funds via mail or overnight courier, the internet or telephone. For more information on the sales charge waiver, see the "Sales Charges" section of this prospectus.

(2) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(4) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(5) Because the Aggressive Allocation Fund and Conservative Allocation Fund invest in other mutual funds, your investment in these Funds is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.42% to 1.24% for Class I Shares of the Underlying Allegiant Funds, which is the only class of shares of the Underlying Allegiant Funds in which the Funds invest.

The ratios of Indirect Underlying Fund Expenses shown in the table above are based on hypothetical allocations of Fund assets to Underlying Allegiant Funds as follows:

                                               AGGRESSIVE         CONSERVATIVE
                                             ALLOCATION FUND     ALLOCATION FUND
                                             ---------------     ---------------
      International Equity Fund                   ____%                ____%
      Multi-Factor Small Cap Value Fund           ____%                ____%
      Large Cap Growth Fund                       ____%                ____%
      Large Cap Value Fund                        ____%                ____%
      Small Cap Growth Fund                       ____%                ____%
      Bond Fund                                   ____%                ____%
      Intermediate Bond Fund                      ____%                ____%
      Money Market Fund                           ____%                ____%

The allocations shown above are illustrative. Actual allocations may vary, which would affect the level of indirect expenses, favorably or unfavorably, to which a Fund is subject.

Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Allegiant Funds) during the last fiscal year were:

                                              CLASS A         CLASS C
      Aggressive Allocation Fund               ___%            ___%
      Conservative Allocation Fund             ___%            ___%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Asset Allocation Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------
AGGRESSIVE ALLOCATION FUND*
   Class A Shares                    $____      $____        $____        $____
   Class C Shares(1)                 $____      $____        $____        $____
   Class C Shares(2)                 $____      $____        $____        $____
--------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
   Class A Shares                    $____      $____        $____        $____
   Class C Shares(1)                 $____      $____        $____        $____
   Class C Shares(2)                 $____      $____        $____        $____
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*
   Class A Shares                    $____      $____        $____        $____
   Class C Shares(1)                 $____      $____        $____        $____
   Class C Shares(2)                 $____      $____        $____        $____
--------------------------------------------------------------------------------

* The examples for the Allegiant Aggressive Allocation Fund and Allegiant Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Allegiant Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Allegiant Funds.

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL RISKS

-----------------------------------------------------------------------------------------------------------------------------------

                             ACTIVE                                                                        INTEREST
                             TRADING   ALLOCATION   CONFLICTS   COUNTRY   CREDIT   DERIVATIVES   FOREIGN     RATE     IPO    MARKET
                              RISK        RISK        RISK       RISK      RISK       RISK        RISK       RISK     RISK    RISK
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
   International Equity         o                                 o                    o           o                           o
   Fund
-----------------------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity        o                                                                                              o
   Fund
-----------------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund        o                                                                                              o
-----------------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                                                                                        o
-----------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                                                                                          o
-----------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Mid Cap
   Growth Fund                  o                                                                                      o       o
-----------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small
   Cap Core Fund                                                                                                               o
-----------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small
   Cap Focused Value Fund                                                                                                      o
-----------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small
   Cap Growth Fund              o                                                                                      o       o
-----------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small
   Cap Value Fund                                                                                                              o
-----------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                                                  o                                       o
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Core Fund                                                                                                         o
-----------------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund        o                                                                                              o
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
   Aggressive Allocation                   o           o                    o          o           o          o                o
   Fund
-----------------------------------------------------------------------------------------------------------------------------------
   Balanced Allocation
   Fund                         o          o                                o          o           o          o                o
-----------------------------------------------------------------------------------------------------------------------------------
   Conservative
   Allocation Fund                         o           o                    o          o           o          o                o
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                               MULTI-
                              NATIONAL    PRE-PAYMENT/    SMALL     TRACKING
                              COMPANIES    EXTENSION    COMPANIES     ERROR
                                RISK         RISK         RISK        RISK
----------------------------------------------------------------------------
EQUITY FUNDS
----------------------------------------------------------------------------
   International Equity           o
   Fund
----------------------------------------------------------------------------
   Large Cap Core Equity
   Fund
----------------------------------------------------------------------------
   Large Cap Growth Fund
----------------------------------------------------------------------------
   Large Cap Value Fund
----------------------------------------------------------------------------
   Mid Cap Value Fund
----------------------------------------------------------------------------
   Multi-Factor Mid Cap
   Growth Fund
----------------------------------------------------------------------------
   Multi-Factor Small
   Cap Core Fund                                           o
----------------------------------------------------------------------------
   Multi-Factor Small
   Cap Focused Value Fund                                  o
----------------------------------------------------------------------------
   Multi-Factor Small
   Cap Growth Fund                                         o
----------------------------------------------------------------------------
   Multi-Factor Small
   Cap Value Fund                                          o
----------------------------------------------------------------------------
   S&P 500 Index Fund                                                  o
----------------------------------------------------------------------------
   Small Cap Core Fund                                     o
----------------------------------------------------------------------------
   Small Cap Growth Fund                                   o
----------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------
   Aggressive Allocation                       o           o
   Fund
----------------------------------------------------------------------------
   Balanced Allocation
   Fund                                                    o
----------------------------------------------------------------------------
   Conservative
   Allocation Fund                             o           o
----------------------------------------------------------------------------

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ALLOCATION RISK. For the Aggressive Allocation and Conservative Allocation Funds, the Adviser has the authority to select and allocate assets among Underlying Allegiant Funds. These Funds are subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Allegiant Funds will not anticipate market trends successfully. For example, weighting Underlying Allegiant Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Allegiant Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. The Balanced Allocation Fund is subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

CONFLICTS RISK. For the Aggressive Allocation and Conservative Allocation Funds, the Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Allegiant Funds both because the fees payable to the Adviser by some Underlying Allegiant Funds are higher than fees payable by other Underlying Allegiant Funds and because the Adviser is also responsible for managing the Underlying Allegiant Funds. The Trustees and officers of Allegiant may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Allegiant Funds.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds') investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA,, Freddie Mac and FHLBs,, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

DERIVATIVES RISK. Derivative instruments include options, futures, and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the Morgan Stanley Capital International Emerging Markets Index or the United Nations classifies as emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

INTEREST RATE RISK. For the Aggressive Allocation and Conservative Allocation Funds, an investment in an Underlying Allegiant Fund that invests in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Allegiant Fund's yield will decline due to falling interest rates. For the Balanced Allocation Fund, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

IPO RISK. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

MARKET RISK. Market risk is the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds) securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The International Equity Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Large Cap Core Equity and Large Cap Growth Funds are also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Large Cap Value Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Mid Cap Growth Fund is also subject to the risk that growth-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Mid Cap Value Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Core and Small Cap Core Fund are also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Growth and the Small Cap Growth Funds are also subject to the risk that growth-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Value Funds are subject to the risk that value-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The S&P 500 Index Fund is also subject to the risk that common stocks comprising the S&P 500 Composite Stock Price Index may underperform other segments of the equity markets or the equity markets as a whole.

MARKET RISK OF AGGRESSIVE ALLOCATION FUND. The Fund invests in Underlying Allegiant Funds that invest directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risk" above. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rate securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity of duration of these securities affects risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MARKET RISK OF BALANCED ALLOCATION FUND. The Fund invests directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risk" above. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income or equity markets as a whole.

MARKET RISK OF CONSERVATIVE ALLOCATION FUND. The Fund invests in Underlying Allegiant Funds that invest directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risks" above. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds) may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

TRACKING ERROR RISK. The S&P 500 Fund's ability to replicate the performance of the S&P 500 Composite Stock Price Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006:

--------------------------------------------------------------------------------------------------------------
                                                                                   ADVISORY FEES PAID AS A
                                                                                    PERCENTAGE OF AVERAGE
                                                                                NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                MANAGEMENT TEAM                              ENDED MAY 31, 2006
--------------------------------------------------------------------------------------------------------------
                                         International Equity Investment
                                         Management Team, Polaris
International Equity Fund                (sub-adviser)                                        ___%
--------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund               Equity Investment Management Team                    ___%
--------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                    Equity Investment Management Team                    ___%
--------------------------------------------------------------------------------------------------------------
                                         Value Equity Investment Management
Large Cap Value Fund                     Team                                                 ___%
--------------------------------------------------------------------------------------------------------------
                                         Mid-Value Equity Investment
Mid Cap Value Fund                       Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------
                                         Structured Equity Investment
Multi-Factor Mid Cap Growth Fund         Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------
Multi-Factor Small Cap Core Fund         Structured Equity Investment                         ___%
                                         Management Team
--------------------------------------------------------------------------------------------------------------
Multi-Factor Small Cap Focused           Structured Equity Investment
Value Fund                               Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                   ADVISORY FEES PAID AS A
                                                                                    PERCENTAGE OF AVERAGE
                                                                                NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                MANAGEMENT TEAM                              ENDED MAY 31, 2006
--------------------------------------------------------------------------------------------------------------
                                         Structured Equity Investment
Multi-Factor Small Cap Growth Fund       Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------
Multi-Factor Small Cap Value Fund        Structured Equity Investment
                                         Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------
                                         Quantitative Analysis Management
S&P 500 Index Fund                       Team                                                 ___%
--------------------------------------------------------------------------------------------------------------
                                         Core Equity Investment Management
Small Cap Core Fund                      Team                                                 ___%
--------------------------------------------------------------------------------------------------------------
                                         Structured Equity Investment
Small Cap Growth Fund                    Management Team                                      ___%
--------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               Asset Allocation Management Team                     ___%
--------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund                 Asset Allocation Management Team                     ___%
--------------------------------------------------------------------------------------------------------------
Conservative Allocation Fund             Asset Allocation Management Team                     ___%
--------------------------------------------------------------------------------------------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory and sub-advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2005.

SUB-ADVISER

Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of June 30, 2006, Polaris managed over $1.9 billion in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component. For its services, Polaris receives sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

POLARIS INVESTMENT PERFORMANCE

POLARIS INTERNATIONAL EQUITY COMPOSITE RESULTS

------------------------------------------------------------------------------------------------------------------------------------
              GROSS ANNUAL   NET ANNUAL
              PERFORMANCE    COMPOSITE                                                                        PERCENTAGE
               COMPOSITE    PERFORMANCE   MSCI                       COMPOSITE DISPERSION             U.S.      OF FIRM   TOTAL FIRM
 YEAR (AS OF    RESULTS       RESULTS     EAFE    NUMBER OF  AW STD     EWSTD      HIGH     LOW     DOLLARS      ASSETS     ASSETS
 DECEMBER 31)     (%)           (%)       (%)     ACCOUNTS    (%)        (%)        (%)     (%)    (MILLIONS)     (%)     (MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
     2005
     2004        29.61%        28.51      20.70       9       0.7        2.8       30.7     22.6     $139.6        29       $484.6
     2003        53.63%        52.29      39.17       6       2.5        7.0       55.4     36.8      $52.0        22       $237.2
     2002         6.27%         5.27     (15.66)      5       0.4        1.5       10.1      6.0      $32.1        18       $174.4
     2001        (0.29%)       (1.17)    (21.21)      5       1.3        1.5        0.8     (3.6)     $29.7        26       $113.7
     2000        (5.26%)       (5.72)    (13.96)      5       1.2        2.2       (2.5)    (6.8)     $23.2        26        $87.9
     1999        21.52%        21.26      27.30       7       2.2        7.2       39.6      7.4      $26.6        29        $92.7
     1998        (5.88%)       (6.45)     20.33       8       2.1        2.7       (3.2)   (11.5)     $24.1        29        $84.8
     1997        10.93%         9.86       2.06       7       2.0        2.6       14.3      7.3       $7.1        13        $52.9
     1996        24.00%        22.79       6.36       5       N.A.       N.A.      26.2     23.0       $4.1        13        $31.0
     1995        19.01%        17.86      11.85       3       N.A.       N.A.      20.9     14.3       $1.2         7        $17.8
     1994         0.50%        (0.17)      8.15       5       1.5        1.0        1.7     (2.4)      $3.9        --           --
     1993        26.69%        25.89      33.29       5       1.9        1.0       28.2     22.9       $3.9        --           --
     1992         6.39%         5.71     (11.36)      5       1.9        1.0        9.4      3.4       $3.1        --           --
     1991         5.81%         5.15      13.01       5       3.4        2.9       12.2      4.0       $2.8        --           --
     1990        (4.57%)       (5.54)    (22.77)      5       N.A.       N.A.      (1.5)    (4.8)      $2.6        --           --
     1989        25.77%        24.56      10.93       4       N.A.       N.A.      31.1     20.4       $0.8        --           --
     1988        16.00%        14.87      28.90       4       N.A.       N.A.      20.7     11.3       $0.6        --           --
     1987         1.44%         0.46      24.53       4       N.A.       N.A.      10.0      0.4       $0.5        --           --
     1986        49.23%        47.77      69.76       1       N.A.       N.A.      57.0     47.6       $0.5        --           --
     1985        33.53%        32.22      56.79       2       N.A.       N.A.      33.0     33.0       $0.3        --           --
     1984         6.36%         5.83       5.89       2                                                $0.2        --           --
------------------------------------------------------------------------------------------------------------------------------------

NOTES:

1.    Polaris is a registered investment adviser.

2. Polaris has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.

3. The International Equity Composite contains fully discretionary international equity accounts and for comparison purposes is measured against the MSCI EAFE Index. Returns include the effect of foreign currency exchange rates.

4. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite.

5. Composite performance is presented net of foreign withholding taxes. Additional information regarding the percentage of the composite, which may not be invested in countries or regions included in the index, is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

6. Returns are presented gross and net of management fees and include the reinvestment of all income. Net returns represent gross returns reduced by investment advisory fees and other expenses that may be incurred in the management of the account. The management fee schedule is as follows:

          --------------------------------------------------------
           ASSETS FROM            UP TO:             FEE PER ANNUM
          --------------------------------------------------------
                0              $25 million               1.00%
          --------------------------------------------------------
           $25 million         $50 million               0.75%
          --------------------------------------------------------
           $50 million         $1.5 billion              0.60%
          --------------------------------------------------------
          $1.5 billion         $3.0 billion              0.55%
          --------------------------------------------------------
          greater than         $3.0 billion              0.50%
          --------------------------------------------------------

7. Performance presented prior to April 1, 1995 occurred while the Portfolio Manager was affiliated with a prior firm and the Portfolio Manager was the only individual responsible for selecting the securities to buy and sell. An independent verification firm is currently performing an examination of this track record; an independent Verifier's Report will be available upon request. The presentation conforms to AIMR-PPS(R) guidelines regarding the portability of investment results.

8. The U.S. dollar is the currency used to express performance. Trade date is used for the valuation. Leverage and derivatives are not used in this composite.

9. The International Equity Composite was created April 1, 1995. Polaris maintains a complete list and description of composites, which is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

10. The annual composite dispersion presented is an asset-weighted ("AW STD") and equal-weighted ("EW STD") standard deviation calculated for the accounts in the composite for the entire year. The "High" dispersion represents the highest return and the "Low" dispersion represents the lowest return.

11. Results shown for the year 1984 represent partial period performance from July 1, 1984 through December 31, 1984.

12. "N.A." is used where information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.

13. Compliance with the AIMR-PPS is currently being verified firmwide by Ashland Partners & Company LLP from April 1, 1995 through December 31, 2004. In addition, a performance examination was conducted on the International Equity Composite beginning July 1, 1984.

14.   Past performance is not indicative of future results.

PRIOR RELATED PERFORMANCE INFORMATION FOR THE CORE EQUITY INVESTMENT MANAGEMENT TEAM

On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund, merged into the Adviser.

Although the Allegiant Small Cap Core Fund has limited prior performance history, the Core Equity Investment Management Team has substantial experience in managing accounts that focus on small cap issuers. The members of the Core Equity Investment Management Team at the Adviser were formerly portfolio managers with Investment Counselors, prior to Investment Counselors' merger into the Adviser. The members of the Core Equity Investment Management Team previously managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional Information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below, which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the Index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

------------------------------------------------------------------------------------------------------------
      YEAR         ANNUAL       RUSSELL      NUMBER     COMPOSITE    TOTAL ASSETS AT   PERCENTAGE     TOTAL
    (AS OF          TOTAL     2000 INDEX       OF       DISPERSION    END OF PERIOD     OF FIRM        FIRM
  DECEMBER 31)    RETURN (%)      (%)      PORTFOLIOS      (%)          (MILLIONS)       ASSETS       ASSETS
------------------------------------------------------------------------------------------------------------
      1995           26.0        28.4          2           0.00           $35.0           26%         $136.4
      1996           23.9        16.5          1           0.00           $41.0            8%         $521.4
      1997           27.9        22.3          2           0.00           $62.0           12%         $512.2
      1998            4.9        -2.6          3           0.32           $68.0           11%         $592.1
      1999           11.9        21.3          2           0.22           $65.4           11%         $591.0
      2000            3.4        -3.0          2           0.16           $36.4            7%         $527.3
      2001           -4.6         2.5          2           0.06           $34.5            9%         $405.4
      2002          -15.1       -20.5          3           0.15           $29.3            8%         $350.9
      2003           52.2        47.3          3           2.06            $2.4            1%         $459.5
      2004          21.43       18.32          5           1.40          $171.3           26%         $659.9
      2005
------------------------------------------------------------------------------------------------------------

ANNUALIZED RETURNS (AS OF DECEMBER 31, 2005)

                    INVESTMENT COUNSELORS
                    ---------------------
                  SMALL CAP EQUITY COMPOSITE       RUSSELL 2000 INDEX
                  --------------------------       ------------------
1 Year                       ____%                        ____%
5 Year                       ____%                        ____%
10 Year                      ____%                        ____%

NOTES:

      1. Prior to December 31, 2005, Investment Counselors was an investment management firm that provided investment advisory services to its clients. Investment Counselors was an equity, fixed income and balanced portfolio investment manager that invested solely in U.S.-based securities.

      2. The above data is in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

      3. The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Allegiant Small Cap Core Fund and include both active and closed accounts.

      4. Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

      5. There were no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to December 31, 2005 or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

      6. Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite included three (3) fee-paying, discretionary accounts over $500,000 that were managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2005 the composite had $____ million in total assets. As of December 31, 2005, Investment Counselors' Small Cap Equity Composite results were 40% of all Investment Counselors' small cap equity portfolios and represented less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS(TM) standards is available upon request by contacting _________at ________________or by calling
            _________.

      7. AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

      8. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

      9.    Past performance is no guarantee of future results.

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher A. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Large Cap Core Equity and Large Cap Growth Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation having investment objectives, policies and strategies that are substantially similar, respectively, to the Allegiant Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Allegiant Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Allegiant, Mr. Eakin co-managed the Similar Growth Fund and Similar Core Equity Fund (each as defined below). Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Allegiant, Mr. Wiles co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes reinvestment of all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                            1998        1999        2000       2001       2002       2003
----------------------------------------------------------------------------------------------------------
Investor Class - Similar Growth Fund       14.83%      52.14%(1)    3.35%     -8.97%    -18.09%     25.41%
Class A - Similar Core Equity Fund         11.88%      24.84%      -1.46%    -10.72%    -14.44%     22.93%
----------------------------------------------------------------------------------------------------------

(1) The Investor Class - Similar Growth Fund's calendar year total returns for 1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund name                     Best quarter return         Worst quarter return
--------------------------------------------------------------------------------
Similar Growth Fund           29.98% (4th Q 1999)         -13.18% (2nd Q 2002)
Similar Core Equity Fund      19.95% (4th Q 1999)         -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/Index                                                1 Year       5 Year        Inception
SIMILAR CORE EQUITY FUND(1)
Class A
     Return Before Taxes                                  14.68%        1.72%          3.75%
     Return After Taxes on Distributions                  14.64%        0.63%          2.75%
     Return After Taxes on Distributions And Sale
     of Fund Shares                                        9.57%        0.95%          2.73%
----------------------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses, or taxes)                                       28.67%       -0.57%          4.29%
----------------------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)                   24.80%       -1.08%          3.83%
----------------------------------------------------------------------------------------------

SIMILAR GROWTH FUND(4)
Investor Class
     Return Before Taxes                                  24.16%        8.01%          9.06%
     Return After Taxes on Distributions                  24.13%        6.41%          7.58%
     Return After Taxes on Distributions And Sale
     of Fund Shares                                       15.70%        6.01%          7.02%
----------------------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses, or taxes)                                       28.67%       -0.57%          4.29%
----------------------------------------------------------------------------------------------
Russell 1000 Growth Index(5) (reflects no deduction
for fees, expenses, or taxes)                             29.75%       -5.11%          1.49%
----------------------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)                   24.80%       -1.08%          3.83%
----------------------------------------------------------------------------------------------

(1) The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund, commenced operations on November 3, 1997.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(3) The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.

(4) The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

(5) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

PORTFOLIO MANAGEMENT TEAMS

----------------------------------------------------------------------------------------------------------------------
NAME                                      BUSINESS EXPERIENCE
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM, POLARIS (SUB-ADVISER)
----------------------------------------------------------------------------------------------------------------------
Martin Schulz                             Mr. Schulz is responsible for the day-to-day management of the growth
Director of International Equity          portion of the fund.
Investment
Years with the Adviser:  9                Mr. Schulz has been with the Adviser since 1997.
Industry experience:  12 years

----------------------------------------------------------------------------------------------------------------------
Bernard R. Horn, Jr.                      Mr. Horn is responsible for the day-to-day management of the value portion
President, Polaris Capital                of the fund.
Management, Inc. (sub-adviser)
Years with the Sub-Adviser: 11            Mr. Horn has been with Polaris, sub-adviser for the International Equity
Industry experience:  26 years            Fund, since 1995.

----------------------------------------------------------------------------------------------------------------------
Sumanta Biswas                            Mr. Biswas is responsible for research and assisting in management of the
Assistant Portfolio Manager, Polaris      value portion of the fund.
Capital Management, Inc.
(sub-adviser)                             Mr. Biswas joined Polaris in 2002.  He conducted equity research for Delta
Years with the Sub-Adviser: 4             Partners of Boston during 2001.
Industry experience:  9 years

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME                                      BUSINESS EXPERIENCE
----------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENT MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Christopher A. Wiles, CFA                 Shared responsibility for overall management of the fund and decision
Managing Senior Director for Core         making on securities entering and leaving the portfolios.
and Growth Equity
Years with the Adviser: 2                 Mr. Wiles joined the Adviser in 2004.  Mr. Wiles founded Rockhaven Asset
Industry experience:  20 years            Management in 1997.  In 2002, Rockhaven was acquired by Strong Capital
                                          Management, Inc. where he served as Senior Portfolio Manager until joining the Adviser.

----------------------------------------------------------------------------------------------------------------------
Lawrence E. Eakin, Jr.                    Shared responsibility for overall management of the fund and decision
Senior Director of Large Cap Growth       making on securities entering and leaving the portfolios.
Equity
Years with the Adviser: 2                 Mr. Eakin joined the Adviser in 2004.  From 2002 to 2004, he was a
Industry experience:  10 years            Co-Portfolio Manager of the Strong Large Company Core Fund and Large
                                          Company Growth Fund at Strong Capital Management, Inc.  Prior to that time, he was with Rockhaven Asset Management.  He had been with Rockhaven
                                          Asset Management since 1997.

----------------------------------------------------------------------------------------------------------------------
Michael J. Halloran, CFA                  Responsible for sector analysis.
Large Cap Growth Equity Analyst
Years with the Adviser:  2                Mr. Halloran joined the Adviser in 2004.  He worked at Strong Capital
Industry experience:  6 years             Management, Inc. as an equity analyst from 2002 to 2004.  Prior to that time, he worked at Rockhaven Asset Management as an equity analyst.  He had been with Rockhaven Asset Management since 2000.

----------------------------------------------------------------------------------------------------------------------
Joe Famoso                                Responsible for analysis in the finance, industrial and basic materials
Analyst                                   sectors.
Years with the Adviser:  2
Industry experience:  8 years             Prior to joining the Adviser in 2004, Mr. Famoso served as an analyst with
                                          Mellon Equity Associates.   From November 2000 through February 2004, he
                                          worked at Strong Capital Management, Inc.

----------------------------------------------------------------------------------------------------------------------
VALUE EQUITY INVESTMENT MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Michael J. Chren, CFA                     Leadership responsibility for the Allegiant Large Cap Value Fund.
Senior Director for Value Investment
Years with the Adviser:  3                Mr. Chren most recently worked with INVESCO Capital Management where he
Industry experience:  21 years            served as Partner/Senior Portfolio Manager.  He had been with INVESCO
                                          Capital Management since 2000.

----------------------------------------------------------------------------------------------------------------------
Edward A. Johnson                         Day-to-day analysis of current and potential equity investments
Equity Analyst
Years with the Adviser:  3                Prior to joining the Adviser, Mr. Johnson was a founding member of Volaris
Industry experience:  9 years             Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.
                                          He had been with Volaris since 2000.

----------------------------------------------------------------------------------------------------------------------
Andrew Shipman, CFA                       Mr. Shipman is responsible for portfolio management of the Allegiant Large
Portfolio Manager                         Cap Value Fund.
Years with the Adviser:  less than 1
Industry Experience: 12 years             Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005, Mr.
                                          Shipman served as an Associate Partner/Portfolio Manager at INVESCO
                                          Institutional (N.A.), Inc.  Prior to that, he was an Equity Research
                                          Analyst with Credit Suisse First Boston (2001).

----------------------------------------------------------------------------------------------------------------------
STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                         Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity             portfolio management.
Strategies
Years with the Adviser:  1                Prior to joining the Adviser in April 2005, Mr. Patel served as Director
Industry Experience: 11 years             of Quantitative Research at Harris Investment Management, Inc. ("HIM").
                                          Mr. Patel had been with HIM since 1998.

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME                                      BUSINESS EXPERIENCE
----------------------------------------------------------------------------------------------------------------------
Paul Kleinaitis, CFA                      Mr. Kleinaitis is responsible for portfolio management and investment
Senior Portfolio Manager                  research.
Years with the Adviser:  1
Industry Experience: 19 years             Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager for HIM.  Mr. Kleinaitis had been with HIM since 1999.

----------------------------------------------------------------------------------------------------------------------
Rob Roquitte, CFA                         Mr. Roquitte is responsible for portfolio management.
Senior Portfolio Manager
Years with Adviser:  1                    Prior to joining the Adviser in April 2005, Mr. Roquitte was a portfolio
Industry Experience: 18 years             manager for HIM.  Mr. Roquitte had been with HIM since 1999.

----------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                       Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist            modeling.
Years with Adviser:  1
Industry Experience: 26 years             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since 2003.
                                          Prior to that, he served as Director of Quantitative Research with Clover
                                          Capital Management.  Mr. Greiner had been with Clover Capital Management since 2000.

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MID-VALUE EQUITY INVESTMENT MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Michael E. Santelli, CFA, CPA             Mr. Santelli is responsible for management of the Allegiant Mid Cap Value
Senior Director for Value Equity          Fund.
Investment
Years with the Adviser:  11               Mr. Santelli has been with the Adviser since 1995.
Industry experience:  16 years

----------------------------------------------------------------------------------------------------------------------
Alex L. Vallecillo, CFA                   Mr. Vallecillo is responsible for management of the Allegiant Mid Cap
Senior Portfolio Manager                  Value Fund.
Years with the Adviser:  10
Industry experience:  11 years
                                          Mr. Vallecillo has been with the Adviser since 1996.

----------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ANALYSIS MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                         Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity             portfolio management.
Strategies
Years with the Adviser:  1                Prior to joining the Adviser in April 2005, Mr. Patel served as Director
Industry Experience: 11 years             of Quantitative Research at HIM.  Mr. Patel had been with HIM since 1998.

----------------------------------------------------------------------------------------------------------------------
Rita Ontko                                Ms. Ontko is responsible for analytical support of the fund models.
Quantitative Analyst
Years with the Adviser:  10               Ms. Ontko has been with the Adviser since 1996.
Industry experience:  12 years

----------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                       Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist            modeling.
Years with Adviser:  1
Industry Experience: 26 years             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since 2003.
                                          Prior to that, he served as Director of Quantitative Research with Clover
                                          Capital Management.  Mr. Greiner had been with Clover Capital Management since 2000.

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME                                      BUSINESS EXPERIENCE
----------------------------------------------------------------------------------------------------------------------
Chen Chen                                 Ms. Chen is responsible for quantitative research, index strategy
Senior Quantitative Analyst               research, and structured equity research.
Years with the Adviser:  1
Industry Experience: 1 year               Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the University of Illinois at Chicago pursuing a doctorate in
                                          Business Statistics.  Ms. Chen earned her doctorate in September 2005.
                                          Ms. Chen earned a Masters Degree from Fudan University in July 2001.

----------------------------------------------------------------------------------------------------------------------
CORE EQUITY INVESTMENT MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Gordon A. Johnson                         Mr. Johnson has overall responsibility for the team's investment
Senior Portfolio Manager                  operations.
Years with the Adviser:  3
Industry experience:  21 years            Prior to Investment Counselors' merger with the Adviser on December 31,
                                          2005, Mr. Johnson was the President and Chief Investment Officer of
                                          Investment Counselors, the former sub-adviser to the Allegiant Small Cap
                                          Core Fund, since 1985.
----------------------------------------------------------------------------------------------------------------------
James E. Mineman                          Mr. Mineman is responsible for coordinating the equity research process
Senior Portfolio Manager                  for the Allegiant Small Cap Core Fund.
Years with the Adviser:  3
Industry experience:  12 years            Prior to Investment Counselors' merger with the Adviser on December 31,
                                          2005, Mr. Mineman was the Director of Equity Research at Investment
                                          Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

----------------------------------------------------------------------------------------------------------------------
Peter A. Roy                              Mr. Roy is responsible for implementing and managing the investment
Senior Investment Analyst                 philosophy.
Years with the Adviser:  3
Industry experience:  9 years             Prior to Investment Counselors' merger with the Adviser on December 31,
                                          2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003.  Prior to
                                          2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.  From
                                          2000 through 2002, he was pursuing his M.B.A at Washington University's
                                          Olin School of Business.

----------------------------------------------------------------------------------------------------------------------
Lisa A. Teter                             Ms. Teter is responsible for portfolio management and trading for the
Senior Investment Analyst                 Allegiant Small Cap Core Fund.
Years with the Adviser:  3
Industry experience:  12 years            Prior to Investment Counselors' merger with the Adviser on December 31,
                                          2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

----------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MANAGEMENT TEAM
----------------------------------------------------------------------------------------------------------------------
Brian L. Stine, CFA                       Mr. Stine is responsible for the management of the Aggressive Allocation,
Investment Strategist                     Balanced Allocation and Conservative Allocation Funds.
Years with the Adviser:  2
Industry Experience: 26 years             Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.  Mr. Stine had been with Smith Graham
                                          & Company since 1993.

----------------------------------------------------------------------------------------------------------------------
Crystal Stetzy                            Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                          Management Team.
Years with the Adviser:  6
Industry Experience: 6 years              Ms. Stetzy has been with the Adviser since 2000.

----------------------------------------------------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.

Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

      CLASS A SHARES

      o     FRONT-END SALES CHARGE

      o CONTINGENT DEFERRED SALES CHARGE ON PURCHASES OF $1 MILLION OR MORE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)

      o     12B-1 FEES UP TO 0.10% OF NET ASSETS

      o     SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS

      o     $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT

      o     $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans.

      CLASS C SHARES:

      o     NO FRONT-END SALES CHARGE

      o CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)

      o     12B-1 FEES UP TO 0.75% OF NET ASSETS

      o     SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS

      o     $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT

      o     DOES NOT CONVERT TO ANY OTHER SHARE CLASS

      o     $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class C Shares are for individuals, corporate investors and retirement plans.

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page ___. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE FUND SHARES

                                    NEW ACCOUNT SET UP                               ADDING TO AN EXISTING ACCOUNT
INTERNET                            Visit our site and click on "Open an Account     You may place your purchase order on our
www.allegiantfunds.com              Online." Or log on to our on-line Forms          Web Site using your established banking
                                    Center to print or complete an application       instructions for payment. To authorize this
                                    on-line. Mail the application to the address     service, please complete an Account Change
                                    below. Unless you arrange to pay by wire or      Form or call 1-800-622-FUND (3863).
                                    ACH, write your check, payable in U.S.
                                    dollars, to "Allegiant Funds (Fund name)."
                                    Allegiant cannot accept third-party checks,
                                    starter checks, credit cards, credit card
                                    checks, cash or cash equivalents (i.e.,
                                    cashier's check, bank draft, money order or
                                    travelers' check).

TELEPHONE
1-800-622-FUND (3863)               Call our Investor Services Line to obtain an     Call our Investor Services Line to purchase
                                    application.                                     additional shares. To authorize this
                                                                                     service, please complete an Account Change
                                                                                     Form or call 1-800-622-FUND (3863).

MAIL                                Complete an application and mail it along        Make your check payable to "Allegiant Funds
                                    with a check payable, in U.S. dollars, to        (Fund Name)."  Please include your account
                                    "Allegiant Funds (Fund Name)."                   number on your check and mail it to the
                                                                                     address at the left.
                                             Allegiant Funds
                                             c/o PFPC Inc.
                                             P.O. Box 9795
                                             Providence, RI 02940-9795

                                    For overnight delivery mail to:

                                             Allegiant Funds
                                             c/o PFPC Inc.
                                             101 Sabin Street
                                             Pawtucket, RI  02860-1427

                                    Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

AUTOMATED CLEARING HOUSE ("ACH")    Complete the "Bank, Wire & Electronic Funds       A Planned Investment Program can be set up
                                    Transfer Instructions" section of the            to automatically purchase shares on
                                    application to have funds directly               designated dates during the month.  Please
                                    transferred from a bank account.  A primary      see "Planned Investment Program" below.
                                    and secondary account may be established.
                                    Please note all electronic transfers will be
                                    on the primary account unless notified
                                    otherwise. Any changes in these instructions
                                    must be made in writing to Allegiant Funds
                                    with a signature guarantee.

                                    NEW ACCOUNT SET UP                               ADDING TO AN EXISTING ACCOUNT
PLANNED INVESTMENT PROGRAM          With a $50 minimum initial investment and if     With current bank account information on
                                    you have a checking or savings account with a    your account, participation in the program
                                    bank, you may purchase Class A or Class C        can be arranged via the Internet or by
                                    Shares automatically through regular             calling 1-800-622-FUND (3863).
                                    deductions from your bank account in amounts
                                    of at least $50 per month per account.           For existing accounts, without bank account
                                                                                     information, participation can be arranged
                                    You may arrange for participation in this        by completing an Account Change Form with
                                    program when a new account is established.       banking information.  This form must
                                                                                     include a signature guarantee by a bank or
                                                                                     other financial institution.

WIRE                                To purchase shares by wire, call                 Call 1-800-622-FUND (3863) prior to sending
                                    1-800-622-FUND (3863) to set up your account     the wire in order to obtain a confirmation
                                    to accommodate wire transactions and to          number and to ensure prompt and accurate
                                    receive a wire control number to be included     handling of funds.  Ask your bank to
                                    in the body of the wire. Ask your bank to        transmit immediately available funds by
                                    transmit immediately available funds by wire     wire as described at the left.  Please
                                    in the amount of your purchase to:               include your account number.

                                    PNC Bank, N.A.                                   Allegiant and its transfer agent are not
                                    Philadelphia, PA                                 responsible for the consequences of delays
                                    ABA # 031000053                                  resulting from the banking or Federal
                                    DDA# 8611711342                                  Reserve Wire system, or from incomplete
                                    For credit to the Allegiant Funds                wiring instructions.
                                    Further credit (your name and fund account
                                    number)
                                    Confirmation or order number (if applicable)

                                    Note: Your bank may charge you a fee for this service.

                                    Allegiant and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve
                                    Wire system, or from incomplete wiring
                                    instructions.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Please        Contact your financial consultant. Please
                                    note, your financial consultant or               note, your financial consultant or
                                    institution may charge a fee for its services.   institution may charge a fee for its
                                                                                     services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Allegiant on time. Allegiant may authorize certain financial intermediaries to receive, on behalf of Allegiant, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a business day, and the order will be priced at the Fund's NAV next determined after such receipt, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting received orders to Allegiant within the time period agreed upon.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. The Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. The Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized intermediary receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost. Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by a Fund's Adviser and Fund accountant using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund (including investments in Underlying Allegiant Funds by the Aggressive Allocation Fund and Conservative Allocation
Fund) are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

INTERNATIONAL EQUITY, LARGE CAP CORE EQUITY, LARGE CAP GROWTH, LARGE CAP VALUE, MID CAP VALUE, MULTI-FACTOR MID CAP GROWTH, MULTI-FACTOR SMALL CAP CORE, MULTI-FACTOR SMALL CAP FOCUSED VALUE, MULTI-FACTOR SMALL CAP GROWTH, MULTI-FACTOR SMALL CAP VALUE, SMALL CAP CORE, AND SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS                          REALLOWANCE
IF YOUR                  A % OF OFFERING     AS A % OF NET    AS A % OF OFFERING
INVESTMENT IS:           PRICE PER SHARE    AMOUNT INVESTED     PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $25,000             5.50               5.82                5.00
--------------------------------------------------------------------------------
$25,000 but less
   than $50,000               5.25               5.54                4.75
--------------------------------------------------------------------------------
$50,000 but less
   than $100,000              4.75               4.99                4.25
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              3.75               3.90                3.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              3.00               3.09                2.50
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION, BALANCED ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS                          REALLOWANCE
If your                  A % OF OFFERING     AS A % OF NET    AS A % OF OFFERING
Investment is:           PRICE PER SHARE    AMOUNT INVESTED     PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $50,000             4.75               4.99                4.25
--------------------------------------------------------------------------------
$50,000 but less
   than $100,000              4.00               4.17                3.50
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              3.75               3.90                3.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              2.50               2.56                2.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS                          REALLOWANCE
If your                  A % OF OFFERING     AS A % OF NET    AS A % OF OFFERING
Investment is:           PRICE PER SHARE    AMOUNT INVESTED     PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $100,000            2.50               2.56                2.00
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              2.00               2.04                1.50
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              1.50               1.52                1.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            1.00               1.01                0.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge (1.00% for the Equity Funds, except 0.50% in case of the S&P 500 Index Fund - and Asset Allocation Funds of the amount redeemed) will be assessed against your account.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. Allegiant will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

      (i)   your account;

      (ii)  your spouse's account;

      (iii) a joint account with your spouse; or

      (iv)  your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. Allegiant will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide Allegiant with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. Allegiant may amend or terminate this right of accumulation at any time.

COMBINED PURCHASES. You may qualify for a reduced sales charge if you are purchasing shares of the Funds. When calculating the appropriate sales charge rate, Allegiant will combine same day purchases of Class A Shares of the Funds (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, as described below. YOU MUST NOTIFY ALLEGIANT OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the Fund or your financial intermediary of the existence of other accounts which you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of Allegiant Funds held in:

      o     all of your accounts at Allegiant or a financial intermediary;

      o     any of your accounts at another financial intermediary; and

      o accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Allegiant will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send Allegiant a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes Allegiant to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, Allegiant's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

For more information on reduced sales charges, please visit Allegiant's website at www.allegiantfunds.com or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format (click on "Funds," click on "Sales Charges and Breakpoints," and then click on "Allegiant Funds Sales Charges," "click here" or "prospectus."


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WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

      o by Trustees and officers of Allegiant and their immediate families (spouse, parents, siblings, children and grandchildren);

      o     by directors and retired directors of National City Corporation
            (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of NCC or any of its affiliates;

      o by officers, directors, employees and retirees of the Sub-Adviser, co-administrators, transfer agent, distributor and custodian and members of their immediate families;

      o by orders placed directly by an individual investor (not through a financial intermediary) via mail or overnight courier, the internet or telephone

      o by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

      o by investors purchasing through payroll deduction, investors in Allegiant Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

      o by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

      o through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption;

      o by direct rollover from an Allegiant Plus Retirement Plan or Allegiant SIMPLE IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, Allegiant must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY ALLEGIANT WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

CONTINGENT DEFERRED SALES CHARGES

You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you sell your Class A Shares purchased in the amount of over $1,000,000 without a sales charge or Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% for Class A Shares purchased in the amount of over $1,000,000 without a sales charge or Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of a Class of Shares of one Allegiant Fund for the same Class of Shares of another Allegiant Fund.

When an investor redeems Shares, they are redeemed first from those Shares that are not subject to the contingent deferred sales charge (i.e., Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

o     redemptions following the death or disability of a shareholder;

o redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

o minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

o redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

o     redemptions by a settlor of a living trust;

o redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

o     return of excess contributions;

o redemptions following the death or disability of both shareholders in the case of joint accounts;

o exchanges of one Class of Shares of an Allegiant Fund for the same Class of Shares of another Allegiant Fund;

o distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

o exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

o redemptions by participants in a qualified plan who transfer funds from an Allegiant Fund to a non-Allegiant Fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.allegiantfunds.com

The minimum amount for Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)

Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page ___ "How to Purchase Fund Shares").

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your bank account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

FINANCIAL INTERMEDIARY

Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors--these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined less, in the case of Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information. See "Contingent Deferred Sales Charges" on page ___ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)   the NYSE is closed for other than customary weekend and holiday closings;

(c)   the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for the same class of shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

INTERNET
www.allegiantfunds.com

You may exchange your shares through the Internet. The minimum amount for an Internet exchange into a new Fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)

Call with your account name, number, and amount of exchange into an existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A AND C SHARES

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

You may exchange shares of an Allegiant Money Market Fund for any other Allegiant Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

You may arrange for participation in this program via the Internet at www.allegiantfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

MAIL

Indicate which existing Fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

      Allegiant Funds
      c/o PFPC Inc.
      P.O. Box 9795
      Providence, RI 02940-9795


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

For overnight delivery mail to:

      Allegiant Funds
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI  02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY

Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Allegiant Fund for Class A Shares of any other Allegiant Fund. If you exchange shares that you purchased without a sales charge into an Allegiant Fund with a sales charge, that exchange is subject to sales charge in the new Fund. If you exchange shares into an Allegiant Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS C SHARES

You may exchange Class C Shares of any Allegiant Fund for Class C Shares of any other Allegiant Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. These restrictions apply uniformly, except in the circumstances set forth below with respect to the redemption fee. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

      o     Reject a purchase or exchange order

      o Delay payment of immediate cash redemption proceeds for up to seven calendar days

      o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

      o     Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' notice before any material change to the exchange privilege is made.

REDEMPTION FEE

The Funds identified below charge a redemption fee of 2.00% on proceeds from Class A Shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange):

Allegiant International Equity Fund
Allegiant Multi-Factor Small Cap Core Fund
Allegiant Multi-Factor Small Cap Focused Value Fund
Allegiant Multi-Factor Small Cap Growth Fund
Allegiant Multi-Factor Small Cap Value Fund
Allegiant Small Cap Core Fund
Allegiant Small Cap Growth Fund

These Funds also charge a redemption fee of 2.00% on proceeds from Class C Shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange).

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

This redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account. The Funds will act in accordance with their trading limits policy as outlined in the "Purchasing, Selling and Exchanging Fund Shares" section of this prospectus pertaining to suspected short-term trading.

The 2.00% redemption fee will not be charged on the following transactions:

      1. Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

      2. Redemptions requested within 30 days following the death or post-purchase disability of the shareholder;

      3. Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

      4. Shares acquired through the reinvestment of distributions (dividends and capital gains); and

      5. Redemptions in omnibus accounts - including those of affiliates of the Adviser - where redemptions cannot be tracked to the individual shareholder.

      6. Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Each Fund has adopted separate distribution plans with respect to Class A Shares and Class C Shares, pursuant to Rule 12b-1 under the 1940 Act that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. However, actual distribution fees for Class A Shares are expected to be no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.05% with respect to the Mid Cap Value Fund;
(iii) 0.03% with respect to the Multi-Factor Mid-Cap Growth, Small Cap Growth and Balanced Allocation Funds; (iv) 0.02% with respect to the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Aggressive Allocation and Conservative Allocation Funds; and (v) 0.05% with respect to each other Equity Fund.

Distribution fees for Class C Shares, as a percentage of average daily net assets, are as follows: (i) 0.65% with respect to the Aggressive Allocation and Conservative Allocation Funds; and (ii) 0.75% with respect to each other Fund.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares Class C Shares for these shareholder services.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Dividends from net investment income are declared and paid as follows:

FUND NAME
------------------------------------------------
International Equity                   Annually
------------------------------------------------
Large Cap Core Equity                  Quarterly
------------------------------------------------
Large Cap Growth                       Annually
------------------------------------------------
Large Cap Value                        Quarterly
------------------------------------------------
Mid Cap Value                          Annually
------------------------------------------------
Multi-Factor Mid Cap Growth            Annually
------------------------------------------------
Multi-Factor Small Cap Core            Annually
------------------------------------------------
Multi-Factor Small Cap
Focused Value                          Annually
------------------------------------------------
Multi-Factor Small Cap Growth          Annually
------------------------------------------------
Multi-Factor Small Cap Value           Annually
------------------------------------------------
S&P 500 Index                          Quarterly
------------------------------------------------
Small Cap Core                         Annually
------------------------------------------------
Small Cap Growth                       Annually
------------------------------------------------
Aggressive Allocation                  Quarterly
------------------------------------------------
Balanced Allocation                    Quarterly
------------------------------------------------
Conservative Allocation                 Monthly
------------------------------------------------

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.allegiantfunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after Allegiant receives your written notice.

TAX ASPECTS OF INVESTING IN THE FUNDS

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Fund distributions attributable to dividends received from certain U.S. and foreign corporations ("qualifying dividends") will also generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. No substantial portion of the distributions from the International Equity Fund will be eligible for the dividends-received deduction.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

SALES OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your Fund shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

FOREIGN TAXES INCURRED BY THE ALLEGIANT INTERNATIONAL EQUITY FUND

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

SUNSET OF TAX PROVISIONS

Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate will increase to 20% and qualifying dividends will be taxed at ordinary income tax rates, rather than at the long-term capital gain rate, for taxable years beginning after December 31, 2010.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The Aggressive Allocation and Conservative Allocation Funds indirectly may be subject to the risks applicable to the Underlying Allegiant Funds in which they may invest, (i.e., the Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Multi-Factor Small Cap Value, Allegiant Small Cap Growth, Allegiant Bond, Allegiant Intermediate Bond and Allegiant Money Market Funds). See "Information About the Underlying Allegiant Funds" on page A-_ for information about the principal investment strategies and risks for the Allegiant Bond Fund, Allegiant Intermediate Bond Fund and Allegiant Money Market Fund, which are offered for sale in separate prospectuses.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds' Statement of Additional Information which is available on the Funds' website (www.allegiantfunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.

---------------------------------------------------------------------------------------------------------------------------
                                                  EMERGING                   INITIAL                  EXCHANGE     FIXED
                                                  COUNTRIES      EQUITY      PUBLIC     CONVERTIBLE    TRADED      INCOME
                                                  SECURITIES   SECURITIES   OFFERINGS   SECURITIES      FUNDS    SECURITIES
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL EQUITY FUND                   X            X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE EQUITY FUND                               X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP GROWTH FUND                                    X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE FUND                                     X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE FUND                                       X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND                         X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND                         X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED
VALUE FUND                                                         X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND                       X            X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND                        X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX FUND                                       X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE FUND                                      X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND                                    X                                      X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE ALLOCATION FUND                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT BALANCED ALLOCATION FUND                                 X                         X            X          X
---------------------------------------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE ALLOCATION FUND                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                 ASSET-      MORTGAGE-
                                                  GOVERNMENT     BACKED       BACKED      FOREIGN     DERIVATIVE
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES   INSTRUMENTS
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL EQUITY FUND                                                          X            X
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED
VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX FUND                                                                              X
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE ALLOCATION FUND                   X           X            X            X            X
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT BALANCED ALLOCATION FUND                     X           X            X            X            X
-----------------------------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE ALLOCATION FUND                 X           X            X            X            X
-----------------------------------------------------------------------------------------------------------------

EMERGING COUNTRIES SECURITIES

The Securities Markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

EQUITY SECURITIES

Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

INITIAL PUBLIC OFFERINGS

An IPO is a company's first offering of stock to the public. IPOs involve the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Because the availability of securities listed in an IPO is normally limited, the Adviser may face conflicts of interest in allocating investment opportunities among the Fund and other accounts managed by the Adviser. The Adviser's IPO allocation decisions may be more or less advantageous to the Fund.

CONVERTIBLE SECURITIES

Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

EXCHANGE-TRADED FUNDS

Exchange-traded funds ("ETFs") own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees and other expenses. ETFs include iSharesSM, Standard & Poor's Depositary ReceiptsTM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES

Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflations

ASSET-BACKED SECURITIES

Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

o A Fund may incur substantial costs in connection with conversions between various currencies;

o A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

o Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Investments in foreign securities may take the form of sponsored or unsponsored ADRs. ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs are traded in the United States. Prices of ADRs are quoted in U.S. dollars.

DERIVATIVE INSTRUMENTS

The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

THE FUND OF FUNDS STRUCTURE OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

The Aggressive Allocation Fund and Conservative Allocation Fund are structured as a "fund of funds," which means that each Fund attempts to implement its investment strategies by investing in Underlying Allegiant Funds.

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Allegiant Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Allegiant Funds) is the central theme of Allegiant's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Allegiant Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Allegiant Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

You may invest in the Underlying Allegiant Funds directly. By investing in the Underlying Allegiant Funds indirectly through the Funds, you will incur not only a proportionate share of the expenses of the Underlying Allegiant Funds held by the Funds, but also expenses of the Funds.

Each Underlying Allegiant Fund other than the Bond Fund, Intermediate Bond Fund and Money Market Fund is offered for sale by and described in this prospectus. Please see the following section for a description of the Bond Fund, Intermediate Bond Fund and Money Market Fund, which are offered for sale in separate prospectuses.

INFORMATION ABOUT THE UNDERLYING ALLEGIANT FUNDS

ALLEGIANT BOND FUND

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities ay include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government such as GNMA, FNMA, Freddie Mac and FHLBs as well as obligations issued or guaranteed by the U.S. government, including U.S. treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may invest in derivatives, including options, futures, swaps, options or swaps, structured securities, and other derivative investments, in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

An investment in the Fund carries the following principal risks: market risk, interest rate risk, prepayment/extension risk, credit risk and active trading risk. See "More Information About Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------
CLASS I SHARES                           1 YEAR          5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Allegiant Bond Fund                       ____%           ____%           ____%
--------------------------------------------------------------------------------

ALLEGIANT INTERMEDIATE BOND FUND

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgrade the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may invest in derivatives, including options, futures, swaps, options or swaps, structured securities and other derivative instruments, in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

An investment in the Fund carries the following principal risks: market risk, interest rate risk, prepayment/extension risk, credit risk and active-trading risk. See "More Information About Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------
CLASS I SHARES                              1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Allegiant Intermediate Bond Fund             ____%         ____%          ____%
--------------------------------------------------------------------------------

ALLEGIANT MONEY MARKET FUND

The Fund invests in a variety of high quality, short-term U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

An investment in the Fund carries the following principal risks: interest rate risk, credit risk, counterparty risk and stable NAV risk. See "More Information about Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------

CLASS I SHARES                             1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Allegiant Money Market Fund                 ____%          ____%          ____%
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section.

Each Fund (except the Aggressive Allocation and Conservative Allocation Funds) also may invest in other securities, use other strategies and engage in other investment practices.

See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS

In fulfilling its 80% investment requirement referred to above, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks see the Statement of Additional Information.

SECURITIES LENDING

Each Fund (except the Aggressive Allocation Fund and the Conservative Allocation
Fund) may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS

Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisers believe that these risks can be controlled through careful security selection and monitoring.

FOREIGN SECURITIES

Each Equity Fund may invest in foreign securities. The International Equity Fund invests in foreign securities as part of its principal investment strategy. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500 Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.

MONEY MARKET FUNDS

Allegiant has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by Allegiant are limited to investments in the Allegiant Money Market Fund, in accordance with each such Fund's investment policies.

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights and financial statements audited by ________________`, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and are incorporated by reference into the Statement of Additional Information.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized             Distribution                                         Expenses
                Asset       Net         Gain     Dividends    from Net                                              to
                Value,   Investment    (Loss)     from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on      Investment    Capital    Value, End      Total       End of        Net
               of Year   (Loss)(1)   Investments   Income       Gains       of Year      Return+    Year (000)    Assets
INTERNATIONAL EQUITY FUND
CLASS A
2006
2005           $10.09      $ 0.13      $ 0.95      $(0.14)      $(0.00)      $11.03       10.62%      $11,333       1.61%
2004             7.97        0.07        2.17       (0.12)       (0.00)       10.09       28.19        11,693       1.66
2003             9.68        0.10       (1.79)      (0.02)       (0.00)        7.97      (17.49)       32,345       1.63
2002            10.81        0.04       (1.16)      (0.01)       (0.00)        9.68      (10.35)       12,143       1.59
CLASS C
2006
2005           $ 9.78      $ 0.05      $ 0.93      $(0.08)      $(0.00)      $10.68       10.01%      $ 1,277       2.30%
2004             7.77       (0.00)       2.12       (0.11)       (0.00)        9.78       27.27         1,209       2.36
2003             9.46        0.01       (1.70)      (0.00)       (0.00)        7.77      (17.87)          413       2.34
2002            10.63       (0.03)      (1.14)      (0.00)       (0.00)        9.46      (11.01)          565       2.30

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets     Waivers)      Waivers)      Rate
INTERNATIONAL EQUITY FUND
CLASS A
2006
2005                 1.02%        1.71%         0.92%        225%
2004                 0.49         1.66          0.49         117
2003                 0.81         1.63          0.81          90
2002                 0.38         1.59          0.38          63
CLASS C
2006
2005                 0.33%        2.40%         0.23%        225%
2004                (0.21)        2.36         (0.21)        117
2003                 0.10         2.34          0.10          90
2002                (0.33)        2.30         (0.33)         63

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                       Ratio of
                 Net                 Unrealized              Distribution                                         Expenses
                Asset       Net         Gain      Dividends    from Net                                              to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total        End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+     Year (000)    Assets
LARGE CAP CORE EQUITY FUND
CLASS A
2006
2005           $10.81    $ 0.05(1)     $ 0.77      $(0.06)      $(0.16)      $11.41        7.53%       $7,881       1.23%
2004             9.49      0.06(1)       1.33       (0.07)       (0.00)       10.81       14.62         8,648       1.19
2003            10.77      0.08(1)      (1.29)      (0.07)       (0.00)        9.49      (11.22)        4,703       1.21
2002            12.16      0.02(1)      (1.13)      (0.02)       (0.26)       10.77       (9.19)        3,313       1.22
CLASS C
2006
2005           $10.49    $(0.03)(1)    $ 0.75      $(0.03)      $(0.16)      $11.02        6.82%       $  731       1.92%
2004             9.23     (0.02)(1)      1.29       (0.01)       (0.00)       10.49       13.63           676       1.89
2003            10.48      0.01(1)      (1.25)      (0.01)       (0.00)        9.23      (11.68)          516       1.92
2002            11.92     (0.04)(1)     (1.14)      (0.00)       (0.26)       10.48       (9.94)          499       1.93

                                              Ratio of
                                                 Net
                                             Investment
                                 Ratio of     Income/
                                 Expenses    (Loss) to
                 Ratio of Net   to Average    Average
                  Investment    Net Assets   Net Assets
                 Income/(Loss)   (Before       (Before    Portfolio
                  to Average       Fee           Fee       Turnover
                  Net Assets     Waivers)      Waivers)      Rate
LARGE CAP CORE EQUITY FUND
CLASS A
2006
2005                 0.41%        1.23%         0.41%         69%
2004                 0.56         1.19          0.56         124
2003                 0.83         1.21          0.83          68
2002                 0.22         1.22          0.22         112
CLASS C
2006
2005                (0.27)%       1.92%        (0.27)%        69%
2004                (0.14)        1.89         (0.14)        124
2003                 0.12         1.92          0.12          68
2002                (0.49)        1.93         (0.49)        112

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                       Ratio of
                 Net                 Unrealized              Distribution                                         Expenses
                Asset       Net         Gain      Dividends    from Net                                              to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total        End of        Net
               of Year   (Loss)(1)   Investments    Income       Gains       of Year     Return+     Year (000)    Assets
LARGE CAP GROWTH FUND
CLASS A
2006
2005           $18.49     $ 0.03       $ 0.50      $(0.00)      $(0.24)      $18.78        2.93%     $129,193       1.23%
2004            16.95      (0.03)        1.61       (0.04)       (0.00)       18.49        9.34       142,015       1.18
2003            19.34       0.02        (2.39)      (0.02)       (0.00)       16.95      (12.26)      136,358       1.17
2002            24.17      (0.04)       (4.58)      (0.00)       (0.21)       19.34      (19.23)      103,258       1.17
CLASS C
2006
2005           $17.80     $(0.10)      $ 0.48      $(0.00)      $(0.24)      $17.94        2.20%     $  1,239       1.92%
2004            16.40      (0.15)        1.57       (0.02)       (0.00)       17.80        8.70         1,146       1.88
2003            18.82      (0.09)       (2.33)      (0.00)       (0.00)       16.40      (12.91)          576       1.88
2002            23.69      (0.19)       (4.47)      (0.00)       (0.21)       18.82      (19.79)          654       1.88

                                              Ratio of
                                                 Net
                                             Investment
                                 Ratio of     Income/
                                 Expenses    (Loss) to
                 Ratio of Net   to Average    Average
                  Investment    Net Assets   Net Assets
                 Income/(Loss)   (Before       (Before    Portfolio
                  to Average       Fee           Fee       Turnover
                  Net Assets     Waivers)      Waivers)      Rate
LARGE CAP GROWTH FUND
CLASS A
2006
2005                 0.13%        1.23%         0.13%         78%
2004                (0.16)        1.18         (0.16)        144
2003                 0.10         1.17          0.10          65
2002                (0.20)        1.17         (0.20)         52
CLASS C
2006
2005                (0.56)%       1.92%        (0.56)%        78%
2004                (0.86)        1.88         (0.86)        144
2003                (0.61)        1.88         (0.61)         65
2002                (0.91)%       1.88         (0.91)         52

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                       Ratio of
                 Net                 Unrealized              Distribution                                         Expenses
                Asset       Net         Gain      Dividends    from Net                                              to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total        End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+     Year (000)    Assets
LARGE CAP VALUE FUND
CLASS A
2006
2005           $16.39     $0.21(1)     $ 1.82      $(0.21)      $(0.68)      $17.53       12.50%      $48,306       1.23%
2004            14.03      0.18(1)       2.37       (0.19)       (0.00)       16.39       18.24        41,023       1.19
2003            15.80      0.19(1)      (1.75)      (0.18)       (0.03)       14.03       (9.78)       34,207       1.18
2002            17.36      0.15(1)      (0.88)      (0.15)       (0.68)       15.80       (4.10)       39,511       1.17
CLASS C
2006
2005           $16.24     $0.09(1)     $ 1.80      $(0.09)      $(0.68)      $17.36       11.72%         $776       1.92%
2004            13.94      0.02(1)       2.40       (0.12)       (0.00)       16.24       17.36           697       1.89
2003            15.70      0.10(1)      (1.74)      (0.09)       (0.03)       13.94      (10.42)          305       1.89
2002            17.27      0.04(1)      (0.88)      (0.05)       (0.68)       15.70       (4.77)          341       1.88

                                              Ratio of
                                                 Net
                                             Investment
                                 Ratio of     Income/
                                 Expenses    (Loss) to
                 Ratio of Net   to Average    Average
                  Investment    Net Assets   Net Assets
                 Income/(Loss)   (Before       (Before    Portfolio
                  to Average       Fee           Fee       Turnover
                  Net Assets     Waivers)      Waivers)      Rate
LARGE CAP VALUE FUND
CLASS A
2006
2005                 1.22%        1.23%         1.22%         37%
2004                 1.13         1.19          1.13          47
2003                 1.37         1.18          1.37          34
2002                 0.90         1.17          0.90          39
CLASS C
2006
2005                 0.53%        1.92%         0.53%         37%
2004                 0.43         1.89          0.43          47
2003                 0.66         1.89          0.66          34
2002                 0.19         1.88          0.19          39

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                       Ratio of
                 Net                 Unrealized              Distribution                                         Expenses
                Asset       Net         Gain      Dividends    from Net                                              to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End      Total       End of        Net
               of Year   (Loss)(1)   Investments    Income       Gains       of Year      Return+    Year (000)    Assets
MID CAP VALUE FUND
CLASS A
2006
2005           $12.44      $ 0.07      $ 2.10      $(0.01)      $(2.25)      $12.35       17.86%      $ 6,042       1.27%
2004            10.05       (0.00)       2.68       (0.06)       (0.23)       12.44       26.85         5,313       1.32
2003(2)         10.00        0.06        0.01       (0.02)       (0.00)       10.05        0.71         1,299       1.18
CLASS C
2006
2005           $12.42      $(0.02)     $ 2.08      $(0.00)      $(2.25)      $12.23       16.91%         $951       1.96%
2004(2)         10.14       (0.08)       2.60       (0.01)       (0.23)       12.42       24.96           858       2.05

MULTI-FACTOR MID CAP GROWTH FUND
CLASS A
2006
2005           $ 6.32      $(0.05)     $ 0.36      $(0.00)      $(0.00)      $ 6.63        4.91%      $17,836       1.32%
2004             5.48       (0.06)       0.90       (0.00)       (0.00)        6.32       15.33        19,092       1.38
2003             6.26       (0.06)      (0.72)      (0.00)       (0.00)        5.48      (12.46)       16,476       1.55
2002             7.80       (0.08)      (1.46)      (0.00)       (0.00)        6.26      (19.74)       19,943       1.52
CLASS C
2006
2005           $ 5.27      $(0.08)     $ 0.29      $(0.00)      $(0.00)      $ 5.48        3.99%         $307       2.01%
2004             4.59       (0.08)       0.76       (0.00)       (0.00)        5.27       14.82           366       2.08
2003             5.29       (0.08)      (0.62)      (0.00)       (0.00)        4.59      (13.23)          220       2.26
2002             6.64       (0.11)      (1.24)      (0.00)       (0.00)        5.29      (20.33)          240       2.23

                                              Ratio of
                                                 Net
                                             Investment
                                 Ratio of     Income/
                                 Expenses    (Loss) to
                 Ratio of Net   to Average    Average
                  Investment    Net Assets   Net Assets
                 Income/(Loss)   (Before       (Before    Portfolio
                  to Average       Fee           Fee       Turnover
                  Net Assets     Waivers)      Waivers)      Rate
MID CAP VALUE FUND
CLASS A
2006
2005                 0.50%        1.52%         0.25%         75%
2004                 0.11         1.45         (0.02)         87
2003(2)              0.64         1.49          0.33          76
CLASS C
2006
2005                (0.19)%       2.21%        (0.44)%        75%
2004(2)             (0.62)        2.18         (0.75)         87

MULTI-FACTOR MID CAP GROWTH FUND
CLASS A
2006
2005                (0.87)%       1.65%        (1.20)%       219%
2004                (0.94)        1.51         (1.07)        228
2003                (1.17)        1.55         (1.17)         66
2002                (1.17)        1.52         (1.17)         68
CLASS C
2006
2005                (1.56)%       2.32%        (1.89)%       219%
2004                (1.64)        2.21         (1.77)        228
2003                (1.88)        2.26         (1.88)         66
2002                (1.88)        2.23         (1.88)         68

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Mid Cap Value Fund Class A commenced operations on July 1, 2002; Class C commenced operations on June 2, 2003. All ratios for the periods have been annualized. Total return for the period has not been annualized.




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)    Assets
MULTI-FACTOR SMALL CAP CORE FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

MULTI-FACTOR SMALL CAP GROWTH FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets     Waivers)      Waivers)      Rate
MULTI-FACTOR SMALL CAP CORE FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

MULTI-FACTOR SMALL CAP GROWTH FUND
CLASS A
2006
2005(2)
CLASS C
2006
2005(2)

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) The Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and the Multi-Factor Small Cap Growth Funds commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)    Assets
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS A
2006
2005           $21.42    $(0.07)(1)    $ 2.74      $(0.00)      $(4.25)      $19.84       11.34%     $233,391       1.47%
2004            17.04     (0.04)(1)      4.96       (0.02)       (0.52)       21.42       28.96       202,755       1.43
2003            20.03      0.03(1)      (2.11)      (0.07)(2)    (0.84)       17.04       (9.88)      147,501       1.45
2002            18.57      0.04(1)       3.29       (0.11)       (1.76)       20.03       19.31        43,052       1.41
CLASS C
2006
2005           $20.79    $(0.21)(1)    $ 2.66      $(0.00)      $(4.25)      $18.99       10.58%     $ 26,923       2.16%
2004            16.65     (0.18)(1)      4.84       (0.00)       (0.52)       20.79       28.15        20,622       2.13
2003            19.65     (0.08)(1)     (2.08)      (0.00)       (0.84)       16.65      (10.52)       11,799       2.16
2002            18.34     (0.12)(1)      3.27       (0.08)       (1.76)       19.65       18.46         5,100       2.12

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets     Waivers)      Waivers)      Rate
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS A
2006
2005               (0.33)%        1.47%       (0.33)%       103%
2004               (0.19)         1.43        (0.19)        116
2003                0.23          1.45         0.23         127
2002                0.29          1.41         0.29         106
CLASS C
2006
2005               (1.02)%        2.16%       (1.02)%       103%
2004               (0.90)         2.13        (0.90)        116
2003               (0.48)         2.16        (0.48)        127
2002               (0.42)         2.12        (0.42)        106

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.01) for Class A for Multi-Factor Small Cap Value Fund.




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)    Assets
S&P 500 INDEX FUND
CLASS A
2006
2005           $ 9.64    $ 0.14(1)     $ 0.60      $(0.15)      $(0.00)      $10.23        7.72%      $22,176       0.61%
2004             8.29      0.10(1)       1.34       (0.09)       (0.00)        9.64       17.47        16,111       0.59
2003             9.18      0.09(1)      (0.89)      (0.09)       (0.00)        8.29       (8.57)       12,571       0.60
2002            10.82      0.08(1)      (1.64)      (0.08)       (0.00)        9.18      (14.44)        7,889       0.58
CLASS C
2006
2005           $ 9.59    $ 0.07(1)     $ 0.59      $(0.08)      $(0.00)      $10.17        6.87%      $ 2,195       1.36%
2004             8.25      0.03(1)       1.35       (0.04)       (0.00)        9.59       16.70         1,698       1.34
2003             9.15      0.03(1)      (0.89)      (0.04)       (0.00)        8.25       (9.41)          881       1.35
2002            10.79      0.01(1)      (1.64)      (0.01)       (0.00)        9.15      (15.08)          885       1.33

SMALL CAP CORE FUND
CLASS A
2006
2005           $ 9.50    $(0.09)(1)    $ 1.58      $(0.00)      $(0.00)      $10.99       15.68%      $ 2,533       1.48%
2004(2)         10.00     (0.01)(1)     (0.49)      (0.00)       (0.00)        9.50       (5.00)          241       1.56
CLASS C
2006
2005           $ 9.50    $(0.16)(1)    $ 1.58      $(0.00)      $(0.00)      $10.92       14.95%      $   700       2.17%
2004(2)         10.00     (0.02)(1)     (0.48)      (0.00)       (0.00)        9.50       (5.00)          300       2.26

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets     Waivers)      Waivers)      Rate
S&P 500 INDEX FUND
CLASS A
2006
2005                 1.48%        0.76%         1.33%        30%
2004                 1.07         0.74          0.92          1
2003                 1.18         0.75          1.03          7
2002                 0.84         0.73          0.69          4
CLASS C
2006
2005                 0.73%        1.51%         0.58%        30%
2004                 0.32         1.49          0.17          1
2003                 0.43         1.50          0.28          7
2002                 0.09         1.48         (0.06)         4

SMALL CAP CORE FUND
CLASS A
2006
2005                (0.86)%       1.48%        (0.86)%       54%
2004(2)             (0.92)        1.56         (0.92)         4
CLASS C
2006
2005                (1.55)%       2.17%        (1.55)%       54%
2004(2)             (1.62)        2.26         (1.62)         4

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                       Ratio of
                 Net                 Unrealized              Distribution                                         Expenses
                Asset       Net         Gain      Dividends    from Net                                              to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset                Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End      Total       End of        Net
               of Year   (Loss)(1)   Investments    Income       Gains       of Year      Return+    Year (000)    Assets
SMALL CAP GROWTH FUND
CLASS A
2006
2005           $ 8.94      $(0.07)     $(0.40)     $(0.00)      $(0.00)       $8.47       (5.26)%     $18,412       1.57%
2004             7.59       (0.11)       1.46       (0.00)       (0.00)        8.94       17.79        22,493       1.48
2003             9.07       (0.08)      (1.40)      (0.00)       (0.00)        7.59      (16.32)       18,814       1.54
2002            11.44       (0.12)      (2.25)      (0.00)       (0.00)        9.07      (20.72)       21,941       1.49
CLASS C
2006
2005           $ 8.56      $(0.13)     $(0.37)     $(0.00)      $(0.00)       $8.06       (5.84)%     $   653       2.26%
2004             7.32       (0.17)       1.41       (0.00)       (0.00)        8.56       16.94           719       2.18
2003             8.81       (0.12)      (1.37)      (0.00)       (0.00)        7.32      (16.91)          390       2.25
2002            11.19       (0.18)      (2.20)      (0.00)       (0.00)        8.81      (21.27)          476       2.20

                                              Ratio of
                                                 Net
                                             Investment
                                 Ratio of     Income/
                                 Expenses    (Loss) to
                 Ratio of Net   to Average    Average
                  Investment    Net Assets   Net Assets
                 Income/(Loss)   (Before       (Before    Portfolio
                  to Average       Fee           Fee       Turnover
                  Net Assets     Waivers)      Waivers)      Rate
SMALL CAP GROWTH FUND
CLASS A
2006
2005                (1.07)%        1.68%        (1.18)%       280%
2004                (1.27)         1.48         (1.27)        340
2003                (1.17)         1.54         (1.17)        119
2002                (1.13)         1.49         (1.13)        122
CLASS C
2006
2005                (1.76)%        2.37%        (1.87)%       280%
2004                (1.97)         2.18         (1.97)        340
2003                (1.88)         2.25         (1.88)        119
2002                (1.84)         2.20         (1.84)        122

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)   Assets++
AGGRESSIVE ALLOCATION FUND
CLASS A
2006
2005            $9.21     $0.06(1)     $ 0.57     $(0.05)       $(0.00)       $9.79        6.85%      $3,965        0.55%
2004             8.21      0.03(1)       1.00      (0.03)        (0.00)        9.21       12.54        3,519        0.55
2003             9.07      0.00(1)      (0.80)     (0.06)(2)     (0.00)        8.21       (8.73)       2,744        1.13
2002             9.95      0.08(1)      (0.83)     (0.13)(3)     (0.00)        9.07       (7.54)       2,744        1.37
CLASS C
2006
2005            $9.10    $(0.00)(1)    $ 0.57     $(0.03)       $(0.00)       $9.64        6.22%      $1,096        1.15%
2004             8.14     (0.00)(1)      0.98      (0.02)        (0.00)        9.10       12.01        1,021        1.15
2003             9.04     (0.05)(1)     (0.80)     (0.05)(2)     (0.00)        8.14       (9.34)         241        1.74
2002(4)          9.89      0.03(1)      (0.77)     (0.44)(4)     (0.00)        9.04       (8.37)         223        1.98

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)    (Before      (Before     Portfolio
                 to Average        Fee          Fee        Turnover
                Net Assets++    Waivers)++   Waivers)++     Rate
AGGRESSIVE ALLOCATION FUND
CLASS A
2006
2005                0.62%          0.80%        0.37%        18%
2004                0.36           0.80         0.11         42
2003               (0.02)          1.38        (0.27)        78
2002                0.90           1.62         0.65         40
CLASS C
2006
2005                0.02%          1.40%       (0.23)%       18%
2004               (0.24)          1.40        (0.49)        42
2003               (0.63)          1.99        (0.88)        78
2002(4)             0.29           2.23         0.04         40

+     Total return excludes sales charge.

++ Does not include income or expenses of the investment companies in which Aggressive Allocation Fund invests.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.06) and $(0.05) for Class A and Class C, respectively, for the Aggressive Allocation Fund.

(3) Includes a tax return of capital of $(0.04) for Class A and Class C, for the Aggressive Allocation Fund.

(4) Aggressive Allocation Fund Class C commenced operations on and June 28, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)    Assets
BALANCED ALLOCATION FUND
CLASS A
2006
2005            $9.36     $0.12(1)    $ 0.60       $(0.12)      $(0.00)       $9.96        7.74%      $17,859      1.31%
2004             8.45      0.08(1)      0.90        (0.07)       (0.00)        9.36       11.67        16,900      1.23
2003             9.02      0.11(1)     (0.55)       (0.13)       (0.00)        8.45       (4.80)       16,515      1.34
2002(2)          9.72      0.17(1)     (0.69)       (0.18)       (0.00)        9.02       (5.41)       16,664      1.25
CLASS C
2006
2005            $9.33     $0.04(1)    $ 0.60       $(0.06)      $(0.00)       $9.91        6.85%      $ 1,685      2.01%
2004             8.43      0.03(1)      0.88        (0.01)       (0.00)        9.33       10.83         1,754      1.93
2003             9.00      0.05(1)     (0.55)       (0.07)       (0.00)        8.43       (5.49)          680      2.05
2002(2)          9.72      0.11(1)     (0.71)       (0.12)       (0.00)        9.00       (6.16)          747      1.96

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets     Waivers)      Waivers)     Rate++
BALANCED ALLOCATION FUND
CLASS A
2006
2005                1.24%         1.31%         1.24%       201%
2004                0.90          1.23          0.90        230
2003                1.38          1.34          1.38        171
2002(2)             1.88          1.25          1.88        106
CLASS C
2006
2005                0.54%         2.01%         0.54%       201%
2004                0.20          1.93          0.20        230
2003                0.67          2.05          0.67        171
2002(2)             1.17          1.96          1.17        106

+     Total return excludes sales charge.

++ Due to its investment strategy, Balanced Allocation Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and an increase in the Ratio of Net Investment Income to Average Net Assets of 0.02%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated




                                      Realized
                                        and                                                                      Ratio of
                 Net                 Unrealized              Distribution                                        Expenses
                Asset       Net         Gain      Dividends    from Net                                             to
                Value,   Investment    (Loss)      from Net    Realized     Net Asset               Net Assets    Average
              Beginning    Income/       on       Investment    Capital    Value, End     Total       End of        Net
               of Year     (Loss)    Investments    Income       Gains       of Year     Return+    Year (000)    Assets++
CONSERVATIVE ALLOCATION FUND
CLASS A
2006
2005           $10.00     $0.17(1)     $ 0.37      $(0.17)      $(0.00)      $10.37        5.40%      $3,755       0.52%
2004             9.57      0.15(1)       0.41       (0.13)       (0.00)       10.00        5.92        3,457       0.53
2003             9.66      0.14(1)      (0.06)      (0.17)(2)    (0.00)        9.57        0.90        3,048       0.95
2002            10.04      0.24(1)      (0.36)      (0.26)       (0.00)        9.66       (1.21)       2,689       1.27
CLASS C
2006
2005           $ 9.98     $0.11(1)     $ 0.36      $(0.12)      $(0.00)      $10.33        4.68%      $1,041       1.12%
2004             9.56      0.09(1)       0.42       (0.09)       (0.00)        9.98        5.32        1,395       1.13
2003             9.65      0.09(1)      (0.06)      (0.12)(2)    (0.00)        9.56        0.34          753       1.56
2002            10.04      0.10(1)      (0.28)      (0.21)       (0.00)        9.65       (1.79)         702       1.88

                                             Ratio of
                                                Net
                                            Investment
                                Ratio of     Income/
                                Expenses    (Loss) to
                Ratio of Net   to Average    Average
                 Investment    Net Assets   Net Assets
                Income/(Loss)   (Before       (Before    Portfolio
                 to Average       Fee           Fee       Turnover
                 Net Assets++   Waivers)++   Waivers)++     Rate
CONSERVATIVE ALLOCATION FUND
CLASS A
2006
2005                1.67%         0.77%         1.42%        18%
2004                1.46          0.78          1.21         27
2003                1.58          1.20          1.33         38
2002                2.43          1.52          2.18         27
CLASS C
2006
2005                1.07%         1.37%         0.82%        18%
2004                0.86          1.38          0.61         27
2003                0.97          1.81          0.72         38
2002                1.82          2.13          1.57         27

+     Total return excludes sales charge.

++ Does not include income or expenses of the investment companies in which Conservative Allocation Fund invests.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.03) and $(0.02) for Class A and Class C, respectively, for the Conservative Allocation Fund.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS
                         ALLEGIANT FUNDS PRIVACY NOTICE

      The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

      Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

      WHAT INFORMATION WE COLLECT

      "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

      We may collect nonpublic personal information about you from the following sources:

      o Information that you provide to us, such as on applications or other forms, or

      o     Information about your transactions with us

      OUR SECURITY PROCEDURES

      To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

      WHAT INFORMATION WE DISCLOSE

      Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

      Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

      We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

      ALLEGIANT FUNDS' PLEDGE TO YOU

      We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                         KELLEY J. BRENNAN
CHAIRMAN                                                Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                               JOHN F. DURKOTT
  Commercial Metals Company                             President and Chief Executive Officer,
  Strategic Distribution, Inc.                            Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                                      RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL      Garvice D. Kincaid Professor of Finance
  OFFICER                                                 and Dean Emeritus, Gatton College of
Executive Vice President and Chief Investment             Business and Economics, University of
  Officer, National City Corporation,                     Kentucky

DOROTHY A. BERRY                                        GERALD L. GHERLEIN
President, Talon Industries, Inc.                       Retired Executive Vice President and
Chairman and Director:                                    General Counsel, Eaton Corporation
  Professionally Managed Portfolios
                                                        DALE C. LAPORTE
JOHN G. BREEN                                           Senior Vice President and General Counsel,
Retired Chairman and Chief Executive Officer,             Invacare Corp.
  The Sherwin Williams Co.
Director:                                               KATHLEEN A. OBERT
  Goodyear Tire & Rubber Co.                            Chairman and Chief Executive Officer,
  The Stanley Works                                       Edward Howard & Co.

  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.

                                                                   [LOGO]
                                                                   ALLEGIANT(SM)

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
Allegiant Funds
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416

[LOGO]
ALLEGIANT(SM)
www.allegiantfunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                  A AND C SHARES

                                                                 OCTOBER 1, 2006


FIXED INCOME FUNDS
Bond Fund
Government Mortgage Fund
Intermediate Bond Fund
Limited Maturity Bond Fund
Total Return Advantage Fund
Ultra Short Bond Fund

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund

Michigan Intermediate
Municipal Bond Fund

Ohio Intermediate
Tax Exempt Bond Fund

Pennsylvania Intermediate
Municipal Bond Fund

                                                                 [LOGO OMITTED]

                       THE SECURITIES AND EXCHANGE COMMISSION
             HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
              OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class A and Class C Shares of the Funds before investing. Allegiant also offers Class A and Class C Shares of Allegiant Equity, Asset Allocation and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                          PAGE
                                                                          ----

RISK/RETURN INFORMATION COMMON TO THE FUNDS...................................1
FIXED INCOME FUNDS
     ALLEGIANT BOND FUND......................................................2
     ALLEGIANT GOVERNMENT MORTGAGE FUND.......................................5
     ALLEGIANT INTERMEDIATE BOND FUND.........................................7
     ALLEGIANT LIMITED MATURITY BOND FUND....................................10
     ALLEGIANT TOTAL RETURN ADVANTAGE FUND...................................12
     ALLEGIANT ULTRA SHORT BOND FUND.........................................15
TAX FREE BOND FUNDS
     ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND.............................21
     ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND.....................24
     ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND........................26
     ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND.................28
MORE INFORMATION ABOUT PRINCIPAL RISKS.......................................33
INVESTMENT ADVISER AND INVESTMENT TEAMS......................................35
PURCHASING, SELLING AND EXCHANGING FUND SHARES...............................37
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS..................................50
DIVIDENDS AND TAXES..........................................................51
APPENDIX A
     MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES..................A-1
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................A-4
APPENDIX B
     FINANCIAL HIGHLIGHTS....................................................B-1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of a Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. A Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

FIXED INCOME FUNDS

ALLEGIANT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income as well as preservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining a
                                         dollar-weighted average maturity of
                                         between four and twelve years


PRINCIPAL RISKS                          Market risk, interest rate risk,
                                         prepayment/extension risk, credit risk,
                                         active trading risk, derivatives risk

TICKER SYMBOL                            Class A          AIGRX
                                         Class C          ABOCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 9, 2000 represents performance of the Parkstone Bond Fund which was reorganized into the Allegiant Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996        1997      1998       1999       2000      2001       2002       2003      2004      2005
3.11%       9.12%     7.27%      -2.04%     7.30%     7.26%      9.71%      3.80%     3.63%     1.84%

Best Quarter                4.44%            (9/30/02)
Worst Quarter              -2.54%            (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.92%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
  CLASS A SHARES                           1 YEAR       5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Allegiant Bond Fund
  Returns Before Taxes                     -2.72%         4.24%         4.55%

  Returns After Taxes on Distributions(1)  -4.07%         2.57%         3.84%

  Returns After Taxes on Distributions
  and Sale of Fund Shares(1)               -1.78%         2.60%         3.88%
-------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                          2.43%         5.87%         6.16%

--------------------------------------------------------------------------------------------
                                                                      SINCE      DATE OF
CLASS C SHARES                 1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
--------------------------------------------------------------------------------------------
Allegiant Bond Fund             0.25%         4.48%       N/A        4.95%       6/12/00
--------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)              2.43%         5.87%       N/A        ____%     Since 5/31/00
--------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

2 The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.




FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT GOVERNMENT MORTGAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income as well as preservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in mortgage-related
                                         securities issued or guaranteed by the
                                         U.S. government, while maintaining a
                                         dollar-weighted average maturity of
                                         between three and ten years

PRINCIPAL RISKS                          Market risk, interest rate risk,
                                         prepayment/extension risk, credit risk,
                                         active trading risk

TICKER SYMBOL                            Class A               ARSAX
                                         Class C               AUVCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of mortgage-related securities issued or guaranteed by the U.S. government. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION
Performance information before June 10, 2000 represents performance of the Parkstone U.S. Government Income Fund which was reorganized into the Allegiant Government Mortgage Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996          1997        1998       1999       2000        2001       2002      2003       2004       2005
4.54%         7.87%       6.83%      0.95%      10.00%      7.35%      7.92%     1.88%      3.94%      1.97%

Best Quarter                3.64%           (9/30/01)
Worst Quarter              -1.25%           (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.37%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------------------------------------------
  CLASS A SHARES                                        1 YEAR        5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------
Allegiant Government Mortgage Fund
   Returns Before Taxes                                  -2.61%         3.62%          4.79%
   Returns After Taxes on Distributions(1)               -4.15%         1.90%          2.73%
   Returns After Taxes on Distributions and Sale
   of Fund Shares(1)                                     -1.70%         2.05%          2.85%
----------------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index(2)
(reflects no deduction for fees, expenses or taxes)       2.61%         5.44%          6.17%

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE      DATE OF
CLASS C SHARES                                               1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Allegiant Government Mortgage Fund                           0.29%          3.89%       N/A         4.72%       6/21/00
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index(2)
(reflects no deduction for fees, expenses or taxes)                                                              Since
                                                             2.61%          5.44%       N/A          ___%       6/30/00
--------------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers Mortgage-Backed Securities Index is a widely-recognized, unmanaged index of mortgage-backed securities issued by GNMA, Freddie Mac, and FNMA. All securities in the index are rated AAA, with maturities of at least one year.


FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT INTERMEDIATE BOND FUND


FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income as well as
                                         preservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining a
                                         dollar-weighted average maturity of
                                         between three and ten years

PRINCIPAL RISKS                          Market risk, interest rate risk,
                                         prepayment/extension risk, credit risk,
                                         active trading risk, derivatives risk

TICKER SYMBOL                            Class A               AFIRX
                                         Class C               AIBCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996          1997        1998       1999        2000       2001      2002      2003      2004      2005
2.77%         6.67%       7.44%      -0.37%      6.52%      7.60%     9.67%     3.75%     2.57%     1.00%

Best Quarter               4.70%            (9/30/02)
Worst Quarter             -2.54%            (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.29%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
-------------------------------------------------------------------------------
CLASS A SHARES                           1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------
Allegiant Intermediate Bond Fund
   Returns Before Taxes                  -3.53%          3.90%           4.23%
   Returns After Taxes on
   Distributions(1)                      -4.71%          2.41%           3.36%
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)            -2.30%          2.43%           3.36%
-------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                        1.58%          5.50%           5.80%

-------------------------------------------------------------------------------------------------
                                                                          SINCE       DATE OF
CLASS C SHARES                      1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
-------------------------------------------------------------------------------------------------
Allegiant Intermediate Bond Fund    -0.57%         4.16%        N/A       4.80%       5/30/00
-------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                   1.58%         5.50%        N/A       ____%    Since 5/31/00
-------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income as well as preservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining a
                                         dollar-weighted average maturity of
                                         between one and five years

PRINCIPAL RISKS                          Market risk, interest rate risk,
                                         prepayment/extension risk, credit risk,
                                         active trading risk

TICKER SYMBOL                            Class A          AINRX
                                         Class C          ALDCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from one to five years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
5.18%         6.33%       6.58%      3.15%       4.39%       9.03%       5.09%      2.07%       0.84%       1.54%

Best Quarter               3.59%            (3/31/01)
Worst Quarter             -1.20%            (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.12%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
CLASS A SHARES                                1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Allegiant Limited Maturity Bond Fund
   Returns Before Taxes                       -0.47%      3.25%        4.18%
   Returns After Taxes on Distributions(1)    -1.49%      1.95%        2.54%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                     -0.31%      1.99%        2.60%
-------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index(2)
(reflects no deduction for fees, expenses or
taxes)                                         1.75%      4.06%        5.03%

-------------------------------------------------------------------------------------------------
                                                                            SINCE       DATE OF
CLASS C SHARES                        1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
-------------------------------------------------------------------------------------------------
Allegiant Limited Maturity Bond Fund  -0.16%        2.95%          N/A          3.05%   1/27/00
-------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index(2)
(reflects no deduction for fees,                                                         Since
expenses or taxes)                     1.75%        4.06%          N/A          ____%   1/31/00
-------------------------------------------------------------------------------------------------

(1) After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted, unmanaged index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.


FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income as well as preservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining a
                                         dollar-weighted average maturity of
                                         between four and twelve years

PRINCIPAL RISKS                          Market risk, credit risk, interest rate
                                         risk, prepayment/extension risk, active
                                         trading risk, derivatives risk

TICKER SYMBOL                            Class A          ATRRX
                                         Class C          ATRCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund does not intend to invest in junk bonds rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality as determined by the Adviser. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
2.86%         8.54%       8.68%      -3.21%      12.33%      7.01%       10.81%     4.86%       3.64%       2.23%

Best Quarter               5.74%            (9/30/02)
Worst Quarter              -3.00%           (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -1.16%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
CLASS A SHARES                                1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Allegiant Total Return Advantage Fund
   Returns Before Taxes                       -2.37%      4.71%         5.19%
   Returns After Taxes on Distributions(1)    -3.71%      2.84%         2.94%
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                 -1.41%      2.95%         3.03%
-------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                         2.37%      6.11%         6.17%

-------------------------------------------------------------------------------------------------
                                                                            SINCE       DATE OF
CLASS C SHARES                        1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
-------------------------------------------------------------------------------------------------
Allegiant Total Return Advantage Fund  0.45%         4.91%        N/A       5.60%       10/3/00
-------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                     2.37%         6.11%        N/A       ____%    Since 9/30/00
-------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers U.S. Government/Credit Bond Index is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT ULTRA SHORT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income while preserving
                                         capital

PRINCIPAL INVESTMENT STRATEGY            Investing in high-quality fixed income
                                         securities with an average maturity of
                                         less than 18 months

PRINCIPAL RISKS                          Market risk, credit risk, interest rate
                                         risk, prepayment/extension risk, active
                                         trading risk

TICKER SYMBOL                            Class A          ASDAX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of high-quality fixed income securities with an average maturity of less than 18 months. The Fund intends to maintain an average portfolio duration that will not exceed 18 months. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of either an expected increase or decrease in interest rates.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2004          2005
0.69%         1.98%

Best Quarter               0.77%            (6/30/05)
Worst Quarter             -0.41%            (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.55%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------------------------
                                                                               SINCE          DATE OF
CLASS A SHARES                                                1 YEAR         INCEPTION       INCEPTION
---------------------------------------------------------------------------------------------------------
Allegiant Ultra Short Bond Fund                                                                1/6/03
       Returns Before Taxes                                    0.97%          1.13%
       Returns After Taxes on Distributions(1)                -0.04%          0.41%
       Returns After Taxes on Distributions and Sale of
       Fund Shares(1)                                          0.62%          0.55%
---------------------------------------------------------------------------------------------------------
Merrill Lynch 1 Year U.S. Treasury Index(2)
(reflects no deduction for fees, expenses or taxes)            1.75%          ____%        Since 12/31/02
---------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.

FUND FEES AND EXPENSES

See page 17 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(paid directly from your investment)

                                                                       GOVERNMENT           INTERMEDIATE
                                                  BOND FUND          MORTGAGE  FUND           BOND FUND

                                              CLASS A    CLASS C    CLASS A    CLASS C    CLASS A     CLASS C
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Maximum Sales Charge (Load) Imposed on         4.50%(1)   None       4.50%(1)   None       4.50%(1)    None
Purchases (as percentage of offering price)
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

Maximum Deferred Sales Charge (Load) (as       None       1.00%(2)   None       1.00%(2)   None        1.00%(2)
percentage of net asset value)
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of offering
price)                                         None       None       None       None       None        None
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

Redemption Fee (as a percentage of amount
redeemed, if applicable)                       None       None       None       None       None        None
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Exchange Fee                                   None       None       None       None       None        None
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Investment Advisory Fees*                      0.55%      0.55%      0.55%      0.55%      0.55%       0.55%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Distribution (12b-1) Fees                      0.03%(3)   0.75%      0.03%(3)   0.75%      0.03%(3)    0.75%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Other Expenses:
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
   Shareholder Servicing Fees(4)               0.25%      0.25%      0.25%      0.25%      0.25%       0.25%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
   Other                                       0.__%      0.__%      0.__%      0.__%      0.__%       0.__%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Total Other Expenses                           0.__%      0.__%      0.__%      0.__%      0.__%       0.__%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Total Annual Fund
Operating Expenses*                             ___%       ___%       ___%       ___%       _%          ___%
-------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

SEE PAGE 18 FOR ALL OTHER FOOTNOTES.

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                       GOVERNMENT           INTERMEDIATE
                                                  BOND FUND          MORTGAGE  FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------
                                              CLASS A    CLASS C    CLASS A    CLASS C    CLASS A     CLASS C
                                             ---------- ---------- ---------- ---------- ----------- -----------
Investment Advisory Fees                        0.45%      0.45%      0.40%      0.40%      0.40%       0.40%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  _.__%      _.__%      _.__%       _.__%
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        TOTAL RETURN
                                                    LIMITED              ADVANTAGE             ULTRA SHORT
                                               MATURITY BOND FUND           FUND                BOND FUND

                                              CLASS A    CLASS C    CLASS A    CLASS C    CLASS A     CLASS C
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)   2.00%(1)   None       4.50%(1)   None       1.00%(1)    None
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

Maximum Deferred Sales Charge (Load) (as
percentage of net asset value)                None       1.00%(2)   None       1.00%(2)   None        1.00%(2)
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of offering
price)                                        None       None       None       None       None        None
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

Redemption Fee (as a percentage of amount
redeemed, if applicable)                      None       None       None       None       None        None
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Exchange Fee                                  None       None       None       None       None        None
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees*                     0.45%      0.45%      0.55%      0.55%      0.40%       0.40%
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Distribution (12b-1) Fees                     0.03%(3)   0.75%      0.03%(3)   0.75%      0.03%(3)    0.75%
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Other Expenses:
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
   Shareholder Servicing Fees(4)              0.25%      0.25%      0.25%      0.25%      0.25%       0.25%
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
   Other                                      0.__%      0.__%      0.__%      0.__%      0.__%       0.__%
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Total Other Expenses                          0.__%      0.__%      0.__%      0.__%      0.__%       0.__%
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------
Total Annual Fund                                _%         _%       ___%        __%        __%         __%
Operating Expenses*
--------------------------------------------- ---------- ---------- ---------- ---------- ----------- -----------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect the voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                              TOTAL RETURN
                                                    LIMITED                    ADVANTAGE                  ULTRA SHORT
                                               MATURITY BOND FUND                 FUND                      BOND FUND
--------------------------------------------- --------------------- ----- --------------------- ---- -----------------------
                                               CLASS A    CLASS C          CLASS A    CLASS C         CLASS A     CLASS C
Investment Advisory Fees                        0.35%      0.35%            0.40%      0.40%           0.20%       0.20%
--------------------------------------------- ---------- ---------- ----- ---------- ---------- ---- ----------- -----------
Total Annual Fund Operating Expenses             _%         __%              __%        _%               _%         __%
--------------------------------------------- ---------- ---------- ----- ---------- ---------- ---- ----------- -----------

(1) This sales charge varies depending upon how much you invest. The sales charge is waived on purchases made directly by an individual investor (not through a financial intermediary) with the Funds via mail or overnight courier, the internet or telephone. For more information on the sales charge waiver, see the "Sales Charges" section of this prospectus.
(2) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(3) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.06% (0.03% for the Ultra Short Bond Fund) during the current fiscal year.

(4) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                                1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                ------           -------           -------           --------

BOND FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___
------------------------------------------- --------------- ------------------ ----------------- ------------------
GOVERNMENT MORTGAGE FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___
------------------------------------------- --------------- ------------------ ----------------- ------------------
INTERMEDIATE BOND FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___
------------------------------------------- --------------- ------------------ ----------------- ------------------
LIMITED MATURITY BOND FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___
------------------------------------------- --------------- ------------------ ----------------- ------------------
TOTAL RETURN ADVANTAGE FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___
------------------------------------------- --------------- ------------------ ----------------- ------------------
ULTRA SHORT BOND FUND
    Class A Shares                                $___              $___               $___               $___
    Class C Shares(1)                              ___               ___                ___                ___
    Class C Shares(2)                              ___               ___                ___                ___

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

TAX FREE BOND FUNDS

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from federal
                                         income tax as is consistent with
                                         conservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income tax, while maintaining a
                                         dollar-weighted average maturity of
                                         between three and ten years

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk

TICKER SYMBOL                            Class A          ANTEX
                                         Class C          ANLCX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The performance of Class A Shares of the Allegiant Intermediate Tax Exempt Bond Fund for the period April 9, 1998 until June 22, 1998, when Class A Shares were first offered for sale, is represented by the performance of the Fund's Class I Shares. The performance of Class A Shares of the Intermediate Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Intermediate Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Intermediate Tax Exempt Bond Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Intermediate Tax Exempt Bond Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Intermediate Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Intermediate Tax Exempt Bond Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS

1996         1997       1998      1999        2000       2001       2002       2003       2004       2005
-1.07%       6.57%      5.85%     -0.91%      8.87%      4.48%      8.15%      3.73%      2.06%      1.27%

Best Quarter               3.66%            (6/30/02)
Worst Quarter             -2.16%            (6/30/04)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.29%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
                                                                                                      DATE OF
                                                                          SINCE COMMENCEMENT       COMMENCEMENT
CLASS A SHARES                      1 YEAR      5 YEARS      10 YEARS       AS REGISTERED          AS REGISTERED
                                                                               FUND                    FUND
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Allegiant Intermediate Tax
Exempt Bond Fund                                                                                     6/22/98

   Returns Before Taxes             -1.78%        3.28%        ____%(1)         3.66%

   Returns After Taxes on
   Distributions(2)                 -1.78%        3.28%        N/A(3)           3.65%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(2)                    0.08%        3.36%        N/A(3)           3.70%
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Lehman Brothers 7-Year
Municipal Bond Index(4)
(reflects no deduction for
fees, expenses or taxes)             1.72%        5.13%        5.26%            ____%             Since 6/30/98

--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
                                                                                SINCE                DATE OF
CLASS C SHARES                       1 YEAR      5 YEARS      10 YEARS        INCEPTION             INCEPTION
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Allegiant Intermediate Tax
Exempt Bond Fund                    -0.31%        3.17%         N/A             3.82%                2/24/00
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Lehman Brothers 7-Year                                                          ____
Municipal Bond Index(4)
(reflects no deduction for
fees, expenses or taxes)             1.72%        5.13%         N/A             ___%              Since 2/29/00
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------

(1) Performance for periods prior to the Fund's commencement of operations as a registered mutual fund reflects performance of the predecessor common trust fund described above.
(2) After-tax returns are shown for Class A Shares only and only since the Fund commenced investment operations as a registered mutual fund. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(3) After-tax returns for periods prior to commencement of operations as a registered mutual fund are not available.
(4) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES
See page 30 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and, to the extent
                                         possible, from Michigan personal income
                                         tax, as is consistent with conservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal and Michigan personal income
                                         taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk

TICKER SYMBOL                            Class A               AMMAX
                                         Class C               AMUCX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund which was reorganized into the Allegiant Michigan Intermediate Municipal Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996        1997       1998       1999       2000       2001      2002       2003        2004        2005
2.84%       6.93%      4.76%      -1.60%     8.71%      4.38%     8.06%      3.83%       1.59%       1.01%

Best Quarter                3.75%           (6/30/02)
Worst Quarter              -2.02%           (6/30/99)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.55%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------

CLASS A SHARES                                1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Allegiant Michigan Intermediate Municipal
Bond Fund
   Returns Before Taxes                        -2.04%       3.11%        3.69%
   Returns After Taxes on Distributions(1)     -2.10%       3.07%        3.63%
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                   0.19%       3.26%        3.73%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees, expenses
or taxes)                                       1.72%       5.13%        5.26%

--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
                                                                                SINCE                DATE OF
CLASS C SHARES                       1 YEAR      5 YEARS      10 YEARS        INCEPTION             INCEPTION
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Allegiant Michigan Intermediate Municipal
Bond Fund                                      -0.66%        N/A          N/A         2.60%          8/6/01
------------------------------------------- ----------- ------------ ------------- ------------- ---------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees, expenses
or taxes)                                      1.72%         N/A          N/A         ____%       Since 7/31/01
------------------------------------------- ----------- ------------ ------------- ------------- ---------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.


FUND FEES AND EXPENSES

See page 30 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and, to the extent
                                         possible, from Ohio personal income
                                         tax, as is consistent with conservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income and Ohio personal income
                                         taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk

TICKER SYMBOL                            Class A               AOHRX
                                         Class C               AOBCX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes ("Ohio municipal bonds"). Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996           1997        1998       1999        2000     2001       2002       2003       2004      2005
3.92%          7.35%       5.25%      -1.14%      8.67%    4.23%      8.53%      3.51%      1.91%     1.36%

Best Quarter               3.73%            (6/30/02)
Worst Quarter             -1.96%            (6/30/99)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.38%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
CLASS A SHARES                                1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Allegiant Ohio Intermediate Tax Exempt
Bond Fund
   Returns Before Taxes                        -1.69%        3.24%         4.00%
   Returns After Taxes on Distributions(1)     -1.69%        3.24%         3.99%
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                   0.09%        3.31%         4.01%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees, expenses
or taxes)                                       1.72%        5.13%         5.26%

--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
                                                                                SINCE                DATE OF
CLASS C SHARES                       1 YEAR      5 YEARS      10 YEARS        INCEPTION             INCEPTION
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Allegiant Ohio Intermediate
Tax Exempt Bond Fund                -0.33%        3.11%          N/A            3.76%                 6/23/00
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------
Lehman Brothers 7-Year Municipal
Bond Index(2)
(reflects no deduction for
fees, expenses or taxes)             1.72%        5.13%          N/A            ____%              Since 6/30/00
--------------------------------- ----------- ------------- ------------ -------------------- -----------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 30 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and, to the extent
                                         possible, from Pennsylvania personal
                                         income tax, as is consistent with
                                         conservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal and Pennsylvania personal
                                         income taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk

TICKER SYMBOL                            Class A          APMRX
                                         Class C          APBCX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Pennsylvania municipal bonds"). The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 33, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1997          1998        1999       2000        2001        2002        2003       2004        2005
6.83%         5.62%       -1.05%     8.77%       4.20%       8.03%       3.63%      1.77%       1.40%

Best Quarter                3.79%           (9/30/02)
Worst Quarter              -2.17%           (6/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.46%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------------------------------------
                                                                                  SINCE           DATE OF
CLASS A SHARES                                    1 YEAR        5 YEARS         INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------
Allegiant Pennsylvania Intermediate Municipal                                                     9/11/96
Bond Fund
   Returns Before Taxes                            -1.65%         3.15%           4.14%
   Returns After Taxes on Distributions(1)         -1.65%         3.15%           4.12%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                           0.05%         3.22%           4.12%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                              1.72%         5.13%            ___%        Since 8/31/96
--------------------------------------------------------------------------------------------------------------
                                                                                                 DATE OF
CLASS C SHARES                                    1 YEAR         5 YEARS     SINCE INCEPTION    INCEPTION
--------------------------------------------------------------------------------------------------------------
Allegiant Pennsylvania Intermediate                -0.28%         2.79%           3.17%          2/24/00
Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees, expenses or
taxes)                                              1.72%         5.13%            ___%        Since 2/29/00
--------------------------------------------------------------------------------------------------------------

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 30 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   MICHIGAN                OHIO              PENNSYLVANIA
                                           INTERMEDIATE          INTERMEDIATE        INTERMEDIATE TAX        INTERMEDIATE
                                            TAX EXEMPT             MUNICIPAL              EXEMPT              MUNICIPAL
                                            BOND FUND              BOND FUND            BOND FUND             BOND FUND

                                        CLASS A    CLASS C    CLASS A    CLASS C    CLASS A    CLASS C    CLASS A    CLASS C
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Maximum Sales Charge (Load) Imposed    3.00%(1)     None       3.00%(1)   None      3.00%(1)     None     3.00%(1)     None
on Purchases (as percentage of
offering price)
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)
                                         None     1.00%(2)     None      1.00%(2)    None     1.00%(2)     None     1.00%(2)
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                          None       None       None        None      None       None       None       None
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Redemption Fee (as a percentage of
amount redeemed, if applicable)          None       None       None        None      None       None       None       None
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Exchange Fee                             None       None       None        None      None       None       None       None
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
------------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Investment Advisory Fees*                0.55%      0.55%      0.55%      0.55%      0.55%      0.55%      0.55%      0.55%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Distribution (12b-1) Fees                0.03%(3)   0.75%      0.03%(3)   0.75%      0.03%(3)   0.75%      0.02%(3)   0.75%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Other Expenses:
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   Shareholder Servicing Fees(4)         0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   Other                                 0.15%      0.15%      0.16%      0.16%      0.16%      0.16%      0.18%      0.18%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Other Expenses                     0.40%      0.40%      0.41%      0.41%      0.41%      0.41%      0.43%      0.43%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Annual Fund
Operating Expenses*                      1.01%      1.70%      1.02%      1.71%      1.02%      1.71%      1.04%      1.73%
-------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

SEE PAGE 31 FOR ALL OTHER FOOTNOTES.

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect the voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                   MICHIGAN                 OHIO             PENNSYLVANIA
                                           INTERMEDIATE          INTERMEDIATE           INTERMEDIATE         INTERMEDIATE
                                            TAX EXEMPT             MUNICIPAL             TAX EXEMPT            MUNICIPAL
                                            BOND FUND              BOND FUND             BOND FUND             BOND FUND
-------------------------------------- --------------------- ---------------------- --------------------- --------------------
                                        CLASS A    CLASS C    CLASS A    CLASS C     CLASS A    CLASS C    CLASS A   CLASS C
Investment Advisory Fees                 0.40%      0.40%      0.40%      0.40%       0.40%      0.40%      0.40%     0.40%
-------------------------------------- --------------------- ---------------------- --------------------- --------------------
Total Annual Fund Operating Expenses     _.__%      _.__%      _.__%      _.__%       _.__%      _.__%      _.__%     _.__%
-------------------------------------- --------------------- ---------------------- --------------------- --------------------

(1) This sales charge varies depending upon how much you invest. The sales charge is waived on purchases made directly by an individual investor (not through a financial intermediary) with the Funds via mail or overnight courier, the internet or telephone. For more information on the sale charge waiver, see the "Sales Charges" section of this prospectus.
(2) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(3) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.06% during the current fiscal year.
(4) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                                   1 YEAR        3 YEARS          5 YEARS          10 YEARS
                                                   ------        -------          -------          --------

INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                  $___          $___              $___              $___
    Class C Shares(1)                                ___           ___               ___               ___
    Class C Shares(2)                                ___           ___               ___               ___
--------------------------------------------- -------------- --------------- ----------------- ----------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
    Class A Shares                                  $___          $___              $___              $___
    Class C Shares(1)                                ___           ___               ___               ___
    Class C Shares(2)                                ___           ___               ___               ___
--------------------------------------------- -------------- --------------- ----------------- ----------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                  $___          $___              $___              $___
    Class C Shares(1)                                ___           ___               ___               ___
    Class C Shares(2)                                ___           ___               ___               ___
--------------------------------------------- -------------- --------------- ----------------- ----------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL
BOND FUND
    Class A Shares                                  $___          $___              $___              $___
    Class C Shares(1)                                ___           ___               ___               ___
    Class C Shares(2)                                ___           ___               ___               ___
--------------------------------------------- -------------- --------------- ----------------- ----------------

(1)  If you sell your shares at the end of the period.
(2)  If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL RISKS

--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
                              ACTIVE                            INTEREST             NON-              PRE-PAYMENT   SINGLE
                              TRADING   CREDIT     DERIVATIVE   RATE       MARKET    DIVERSIFICATION   EXTENSION     STATE
                              RISK      RISK       RISK         RISK       RISK      RISK              RISK          RISK
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
FIXED INCOME FUNDS
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Bond Fund                   o          o          o             o         o                               o
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Government Mortgage         o          o                        o         o                               o
   Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Intermediate Bond Fund      o          o          o             o         o                               o
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Limited Maturity Bond       o          o                        o         o                               o
   Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Total Return Advantage      o          o          o             o         o                               o
   Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Ultra Short Bond Fund       o          o                        o         o                               o
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
TAX FREE BOND FUNDS
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Intermediate Tax                       o                        o         o
   Exempt Bond Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Michigan Intermediate                  o                        o         o             o                            o
   Municipal Bond Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Ohio Intermediate Tax                  o                        o         o             o                            o
   Exempt Bond Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------
   Pennsylvania
   Intermediate Municipal                 o                        o         o             o                            o
   Bond Fund
--------------------------- --------- ---------- ------------- ---------- --------- ----------------- ------------- ---------

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the results may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For the Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. For the Total Return Advantage Fund and Bond Fund, junk bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

DERIVATIVES RISK. Derivative instruments include, but not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates.

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Government Mortgage Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Intermediate Tax Exempt Bond Fund is also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond Funds are also subject to the risk that Pennsylvania municipal securities in which they invest may underperform other segments of the fixed income markets or the fixed income markets as a whole.

NON-DIVERSIFICATION RISK. The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are non-diversified, which means that the Funds may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

SINGLE STATE RISK. A Fund's focus on investments in securities of issuers located in Michigan (in the case of the Michigan Intermediate Municipal Bond
Fund), Ohio (in the case of the Ohio Intermediate Tax Exempt Bond Fund) and Pennsylvania (in the case of the Pennsylvania Intermediate Municipal Bond Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006:

------------------------------------------ ------------------------------------- -----------------------------------
                                                                                     ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                              ENDED MAY 31, 2006
------------------------------------------ ------------------------------------- -----------------------------------
Bond Fund                                  Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Government Mortgage Fund                   Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Bond Fund                     Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Limited Maturity Bond Fund                 Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Total Return Advantage Fund                Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Ultra Short Bond Fund                      Taxable Fixed Income Management Team              ___%
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Tax Exempt Bond Fund          Municipal Fixed Income Team                       ___%
------------------------------------------ ------------------------------------- -----------------------------------
Michigan Intermediate Municipal Bond Fund  Municipal Fixed Income Team                       ___%
------------------------------------------ ------------------------------------- -----------------------------------
Ohio Intermediate Tax Exempt Bond Fund     Municipal Fixed Income Team                       ___%
------------------------------------------ ------------------------------------- -----------------------------------
Pennsylvania Intermediate
 Municipal Bond Fund                       Municipal Fixed Income Team                       ___%
------------------------------------------ ------------------------------------- -----------------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2005.

PORTFOLIO MANAGEMENT TEAMS

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business experience
-------------------------------------------------------------------------------------------------------------------
TAXABLE FIXED INCOME MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
Andrew Harding                         Mr. Harding has primary responsibility for taxable fixed income strategy
Senior Director for Taxable Fixed      and performance at the Adviser
Income Investments
Years with the Adviser:  6             Mr. Harding has been with the Adviser since 2000.
Industry experience:  26 years

-------------------------------------- ----------------------------------------------------------------------------
Cynthia D. Cole                        Ms. Cole is primarily responsible for analyzing and recommending corporate
Director of Corporate Bond Investment  sector investments.
Years with the Adviser: 7
Industry experience:  21 years         Ms. Cole has been with the Adviser since 1999.

-------------------------------------- ----------------------------------------------------------------------------
Timothy Compan, Jr., CFA               Mr. Compan has responsibility for corporate bond portfolio management and
Corporate Bond Specialist              trading.
Years with the Adviser: 3
Industry experience:  6 years          Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P.. Mr. Compan had been with
                                       Goldman Sachs Asset Management, L.P. since 1999.

-------------------------------------- ----------------------------------------------------------------------------
Matthew Downing                        Mr. Downing has responsibility for fixed income security and portfolio
Fixed Income Analyst                   research.
Years with the Adviser:  5
Industry experience:  6 years          Prior to joining the Adviser in 2001, Mr. Downing was a consultant with
                                       FutureNext Consulting.  Mr. Downing had been with FutureNext since 2000.

-------------------------------------- ----------------------------------------------------------------------------
Mark Lozina, CFA                       Mr. Lozina has day-to-day responsibility for fixed income security and
Fixed Income Analyst                   portfolio research.
Years with the Adviser:  4
Industry experience:  11 years         Prior to joining the Adviser in 2002, Mr. Lozina was with National City
                                       Corporation's Equity Sponsor Group.  Mr. Lozina had been with National
                                       City since 1999.

-------------------------------------------------------------------------------------------------------------------
MUNICIPAL FIXED INCOME TEAM
-------------------------------------------------------------------------------------------------------------------
Cynthia D. Cole                        Ms. Cole has leadership responsibility for the municipal fixed income
Senior Portfolio Manager               investment style.
Years with the Adviser: 7
Industry experience:  21 years         Ms. Cole has been with the Adviser since 1999.

-------------------------------------- ----------------------------------------------------------------------------
Patrick J. Azouri, CFA                 Mr. Azouri has responsibility for municipal fixed income and portfolio
Portfolio Manager                      research for the Allegiant Intermediate Tax Exempt Bond Fund and the
Years with the Adviser:  3 years       Allegiant Ohio Intermediate Tax Exempt Bond Fund.
Industry Experience: 7 years
                                       Mr. Azouri joined the Adviser in 2003. He was an Analyst in the Finance
                                       Department until October 2005 when he joined the Fixed Income Management
                                       Team. Mr. Azouri worked for National City Corporation in the Consumer and Small Business Group since 2002. Prior to that, he was a Client
                                       Consultant in the Institutional Client Services department of Federated
                                       Investors since 1999.
-------------------------------------- ----------------------------------------------------------------------------
Keith Erwin                            Mr. Erwin has responsibility for municipal fixed income investments for
Portfolio Manager                      the Allegiant Michigan Intermediate Municipal Bond Fund and the Allegiant
Years with the Adviser: 8              Pennsylvania Intermediate Municipal Bond Fund.
Industry experience: 10 years
                                       Mr. Erwin has been with the Adviser since
                                       1998.

-------------------------------------- ----------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.

Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS A SHARES

         o FRONT-END SALES CHARGE (see page 41 for information about reduced or waived front-end sales charges)
         o CONTINGENT DEFERRED SALES CHARGE ON PURCHASES OF $1 MILLION OR MORE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)
         o    12B-1 FEES UP TO 0.10% OF NET ASSETS
         o    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
         o    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
         o    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans.

         CLASS C SHARES:

         o    NO FRONT-END SALES CHARGE
         o CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)
         o    12B-1 FEES UP TO 0.75% OF NET ASSETS
         o    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
         o    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
         o    DOES NOT CONVERT TO ANY OTHER SHARE CLASS
         o    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class C Shares are for individuals, corporate investors and retirement plans.

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page 39. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE FUND SHARES


                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INTERNET                          Visit our site and click on "Open an Account   You may place your purchase order on our
www.allegiantfunds.com            Online." Or log on to our on-line Forms        Web Site using your established banking
                                  Center to print or complete an application     instructions for payment. To authorize this
                                  on-line. Mail the application to the address   service, please complete an Account Change
                                  below. Unless you arrange to pay by wire or    Form or call 1-800-622-FUND (3863).
                                  ACH, write your check, payable in U.S.
                                  dollars, to "Allegiant Funds (Fund name)."
                                  Allegiant cannot accept third-party checks,
                                  starter checks, credit cards, credit card
                                  checks, cash or cash equivalents (i.e.,
                                  cashier's check, bank draft, money order or
                                  travelers' check).

------------------------------------------------------------------------------------------------------------------------------

TELEPHONE                         Call our Investor Services Line to obtain an   Call our Investor Services Line to purchase
1-800-622-FUND (3863)             application.                                   additional shares. To authorize this
                                                                                 service, please complete an Account Change
                                                                                 Form or call 1-800-622-FUND (3863).

------------------------------------------------------------------------------------------------------------------------------

MAIL                              Complete an application and mail it along      Make your check payable to "Allegiant Funds
                                  with a check payable, in U.S. dollars, to      (Fund Name)."  Please include your account
                                  "Allegiant Funds (Fund Name)."                 number on your check and mail it to the
                                                                                 address at the left.
                                           Allegiant Funds
                                           c/o PFPC Inc.
                                           P.O. Box 9795 Providence, RI
                                           02940-9795

                                  For overnight delivery mail to:

                                            Allegiant Funds
                                            c/o PFPC Inc.
                                            101 Sabin Street
                                            Pawtucket, RI  02860-1427

                                  Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

------------------------------------------------------------------------------------------------------------------------------

AUTOMATED CLEARING HOUSE          Complete the "Bank, Wire & Electronic Funds    A Planned Investment Program can be set up
("ACH")                           Transfer Instructions" section of the          to automatically purchase shares on
                                  application to have funds directly             designated dates during the month. Please
                                  transferred from a bank  account. A primary    see "Planned Investment Program" below.
                                  and secondary account may be established.
                                  Please note all electronic transfers will be
                                  on the primary account unless notified
                                  otherwise. Any changes in these instructions
                                  must be made in writing to Allegiant Funds
                                  with a signature guarantee.
------------------------------------------------------------------------------------------------------------------------------

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if   With current bank account information on
                                  you have a checking or savings account with a  your account, participation in the program
                                  bank, you may purchase Class A or Class C      can be arranged via the Internet or by
                                  Shares automatically through regular           calling 1-800-622-FUND (3863).
                                  deductions from your bank account in amounts
                                  of at least $50 per month per account.         For existing accounts, without bank account
                                                                                 information, participation can be arranged
                                  You may arrange for participation in this      by completing an Account Change Form with
                                  program when a new account is established.     banking information. This form must include a
                                                                                 signature guarantee by a bank or other
                                                                                 financial institution.



------------------------------------------------------------------------------------------------------------------------------
WIRE                              To purchase shares by wire, call               Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account   the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to        number and to ensure prompt and accurate
                                  receive a wire control number to be included   handling of funds. Ask your bank to
                                  in the body of the wire. Ask your bank to      transmit immediately available funds by
                                  transmit immediately available funds by wire   wire as described at the left. Please
                                  in the amount of your purchase to:             include your account number.

                                  PNC Bank, N.A.                                 Allegiant and its transfer agent are not
                                  Philadelphia, PA                               responsible for the consequences of delays
                                  ABA # 031000053                                resulting from the banking or Federal
                                  DDA# 8611711342                                Reserve Wire system, or from incomplete
                                  For credit to the Allegiant Funds              wiring instructions.
                                  Further credit (your name and
                                  fund account number)
                                  Confirmation or order number (if applicable)


                                  Note: Your bank may charge you a fee for this service.

                                  Allegiant and its transfer agent are not
                                  responsible for the consequences of delays
                                  resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.
------------------------------------------------------------------------------------------------------------------------------

                                       -39

                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INTERMEDIARY            Contact your financial consultant. Please      Contact your financial consultant. Please
                                  note, your financial consultant or             note, your financial consultant or
                                  institution may charge a fee for its services. institution may charge a fee for its services.
------------------------------------------------------------------------------------------------------------------------------

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Allegiant on time. Allegiant may authorize certain financial intermediaries to receive, on behalf of Allegiant, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a business day, and the order will be priced at the Fund's NAV next determined after such receipt, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting received orders to Allegiant within the time period agreed upon.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by a Fund's Adviser and fund accountant using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

BOND, GOVERNMENT MORTGAGE, INTERMEDIATE BOND AND TOTAL RETURN ADVANTAGE FUNDS

------------------------------- ---------------------- ---------------------- ------------------------
                                                                                     DEALERS'
                                   SALES CHARGE AS                                  REALLOWANCE
If your                            A % OF OFFERING         AS A % OF NET        AS A % OF OFFERING
Investment is:                     PRICE PER SHARE        AMOUNT INVESTED         PRICE PER SHARE
------------------------------- ---------------------- ---------------------- ------------------------
Less than $50,000                       4.50                   4.71                    4.00
------------------------------- ---------------------- ---------------------- ------------------------
$50,000 but less
   than $100,000                        4.00                   4.17                    3.50
------------------------------- ---------------------- ---------------------- ------------------------
$100,000 but less
   than $250,000                        3.75                   3.90                    3.25
------------------------------- ---------------------- ---------------------- ------------------------
$250,000 but less
   than $500,000                        2.50                   2.56                    2.00
------------------------------- ---------------------- ---------------------- ------------------------
$500,000 but less
   than $1,000,000                      2.00                   2.04                    1.50
------------------------------- ---------------------- ---------------------- ------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------- ---------------------- ---------------------- ------------------------

INTERMEDIATE TAX EXEMPT BOND, MICHIGAN INTERMEDIATE MUNICIPAL BOND, OHIO INTERMEDIATE TAX EXEMPT BOND
AND PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUNDS
------------------------------- ---------------------- ---------------------- ------------------------
                                                                                     DEALERS'
                                   SALES CHARGE AS                                  REALLOWANCE
If your                            A % OF OFFERING         AS A % OF NET        AS A % OF OFFERING
Investment is:                     PRICE PER SHARE        AMOUNT INVESTED         PRICE PER SHARE
------------------------------- ---------------------- ---------------------- ------------------------

Less than $100,000                      3.00                   3.09                    2.50
------------------------------- ---------------------- ---------------------- ------------------------
$100,000 but less
   than $250,000                        2.00                   2.04                    1.50
------------------------------- ---------------------- ---------------------- ------------------------
$250,000 but less
   than $500,000                        1.50                   1.52                    1.00
------------------------------- ---------------------- ---------------------- ------------------------
$500,000 but less
   than $1,000,000                      1.00                   1.01                    0.50
------------------------------- ---------------------- ---------------------- ------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------- ---------------------- ---------------------- ------------------------

LIMITED MATURITY BOND FUND
------------------------------- ---------------------- ---------------------- ------------------------
                                                                                     DEALERS'
                                   SALES CHARGE AS                                  REALLOWANCE
If your                            A % OF OFFERING         AS A % OF NET        AS A % OF OFFERING
Investment is:                     PRICE PER SHARE        AMOUNT INVESTED         PRICE PER SHARE
------------------------------- ---------------------- ---------------------- ------------------------

Less than $100,000                      2.00                   2.04                    1.50
------------------------------- ---------------------- ---------------------- ------------------------
$100,000 but less
   than $250,000                        1.50                   1.52                    1.25
------------------------------- ---------------------- ---------------------- ------------------------
$250,000 but less
   than $500,000                        1.00                   1.01                    0.75
------------------------------- ---------------------- ---------------------- ------------------------
$500,000 but less
   than $1,000,000                      0.50                   0.50                    0.25
------------------------------- ---------------------- ---------------------- ------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------- ---------------------- ---------------------- ------------------------

ULTRA SHORT BOND FUND
------------------------------- ---------------------- ---------------------- ------------------------
                                                                                     DEALERS'
                                   SALES CHARGE AS                                  REALLOWANCE
If your                            A % OF OFFERING         AS A % OF NET        AS A % OF OFFERING
Investment is:                     PRICE PER SHARE        AMOUNT INVESTED         PRICE PER SHARE
------------------------------- ---------------------- ---------------------- ------------------------

Less than $100,000                      1.00                   1.01                    0.50
------------------------------- ---------------------- ---------------------- ------------------------
$100,000 but less
   than $1,000,000                      0.50                   0.50                    0.25
------------------------------- ---------------------- ---------------------- ------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------- ---------------------- ---------------------- ------------------------

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge of 0.50% will be assessed against your account.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. For purposes of this calculation, you may include the value of any Class A Shares obtained via a conversion from Class B Shares. Allegiant will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

     (i)   your account;
     (ii)  your spouse's account;
     (iii) a joint account with your spouse; or
     (iv)  your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. Allegiant will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide Allegiant with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. Allegiant may amend or terminate this right of accumulation at any time.

COMBINED PURCHASES. You may qualify for a reduced sales charge if you are purchasing shares of the Funds. When calculating the appropriate sales charge rate, Allegiant will combine same day purchases of Class A Shares of the Funds (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, as described below. YOU MUST NOTIFY ALLEGIANT OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the Fund or your financial intermediary of the existence of other accounts which you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of Allegiant Funds held in:

     o    all of your accounts at Allegiant or a financial intermediary;

     o    any of your accounts at another financial intermediary; and

     o accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Allegiant will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send Allegiant a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes Allegiant to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, Allegiant's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

  For more information on reduced sales charges, please visit Allegiant's website at www.allegiantfunds.com or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format (click on "Funds," click on "Sales Charges and Breakpoints," and then click on "Allegiant Funds Sales Charges," "click here" or "prospectus."

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

     o by orders placed by individual investors (not through a financial intermediary) with the Funds via mail or overnight courier, the internet or telephone.

     o by Trustees and officers of Allegiant and their immediate families (spouse, parents, siblings, children and grandchildren);

     o by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of NCC or any of its affiliates;

     o by officers, directors, employees and retirees of any sub-advisers of the Funds, co-administrators, transfer agent, distributor and custodian and members of their immediate families;

     o by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

     o by investors purchasing through payroll deduction, investors in Allegiant Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

     o by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

     o through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption;

     o by direct rollover from an Allegiant Plus Retirement Plan or Allegiant SIMPLE IRA;

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, Allegiant must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY ALLEGIANT WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

CONTINGENT DEFERRED SALES CHARGES

You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you sell your Class A Shares purchased in the amount of over $1,000,000 without a sales charge or Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales of 1.00% for Class A Shares purchased in the amount of over $1,000,000 without a sales charge or Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of a Class of Shares of one Allegiant Fund for the same Class of Shares of another Allegiant Fund. There is no conversion feature for Class C Shares.

When an investor redeems Shares, they are redeemed first from those Shares that are not subject to the contingent deferred sales charge (i.e., Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

     o    redemptions following the death or disability of a shareholder;

     o redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

     o minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

     o redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

     o    redemptions by a settlor of a living trust;

     o redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

     o    return of excess contributions;

     o redemptions following the death or disability of both shareholders in the case of joint accounts;

     o exchanges of one Class of Shares of an Allegiant Fund for the same Class of Shares of another Allegiant Fund;

     o distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

     o exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

     o redemptions by participants in a qualified plan who transfer funds from an Allegiant Fund to a non-Allegiant Fund available through the plan.

 GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.allegiantfunds.com
The minimum amount for Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 134 "How to Purchase Fund Shares").

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your bank account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors--these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined less, in the case of Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information. See "Contingent Deferred Sales Charges" on page ___ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted the Fund's suspension; or

(d)      an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for the same class of shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

INTERNET
www.allegiantfunds.com
You may exchange your shares through the Internet. The minimum amount for an Internet exchange into a new Fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A AND C SHARES

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

You may exchange shares of an Allegiant Money Market Fund for any other Allegiant Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

You may arrange for participation in this program via the Internet at www.allegiantfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

MAIL
Indicate which existing Fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

         Allegiant Funds
         c/o PFPC Inc.
         P.O. Box 9795
         Providence, RI 02940-9795

For overnight delivery mail to:

          Allegiant Funds
          c/o PFPC Inc.
          101 Sabin Street
          Pawtucket, RI  02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Allegiant Fund for Class A Shares of any other Allegiant Fund. If you exchange shares that you purchased without a sales charge into an Allegiant Fund with a sales charge, that exchange is subject to sales charge in the new Fund. If you exchange shares into an Allegiant Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS C SHARES

You may exchange Class C Shares of any Allegiant Fund for Class C Shares of any other Allegiant Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. These restrictions apply uniformly, except in the circumstances set forth below with respect to the redemption fee. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

     o    Reject a purchase or exchange order
     o Delay payment of immediate cash redemption proceeds for up to seven calendar days
     o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")
     o    Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' notice before any material change to the exchange privilege is made.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Each Fund has adopted separate distribution plans with respect to Class A Shares and Class C Shares, pursuant to Rule 12b-1 under the 1940 Act that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. However, actual distribution fees for Class A Shares are expected to be no more than: (i) 0.02% with respect to the Ultra Short Bond Fund and Pennsylvania Intermediate Municipal Bond Fund; and (ii) 0.03% with respect to each other Fund.

Distribution fees for Class C Shares, as a percentage of average daily net assets, are a 0.75% with respect to each other Fund.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares or Class C Shares for these shareholder services.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

All of the Funds listed in this prospectus distribute income on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.allegiantfunds.com, or by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after the transfer agent receives your written notice.


FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, a sunset provision provides that this rate will increase to 20% for taxable years beginning after December 31, 2010. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

SALES OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. If you receive an exempt-interest dividend with respect to any share of a Tax Free Bond Fund (defined below) and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


TAX EXEMPT FUNDS

The Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Free Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. The Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  APPENDIX A


MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds' Statement of Additional Information, which is available, free of charge, on the Funds' website (www.allegiantfunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.


                                    - A-1 -

--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
                             Exchange    Fixed                   High-Yield                  Asset       Mortgage-
                              Traded     Income    Government   Lower Rated   Municipal      Backed        Backed     Derivitive
                              Funds    Securities  Securities    Securities   Securities   Securities    Securities   Instruments
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT BOND FUND             X           X           X                                      X             X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT GOVERNMENT
  MORTGAGE FUND                 X           X           X                                      X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT INTERMEDIATE
  BOND FUND                     X           X           X                                      X             X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT LIMITED
  MATURITY BOND FUND            X           X           X                                      X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT TOTAL RETURN
  ADVANTAGE FUND                X           X           X           X                          X             X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT ULTRA SHORT
  BOND FUND                     X           X           X                                      X             X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT INTERMEDIATE TAX
  EXEMPT BOND FUND                          X                                      X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT MICHIGAN INTERMEDIATE
  MUNICIPAL BOND FUND                       X                                      X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT OHIO INTERMEDIATE TAX
  EXEMPT BOND FUND                          X                                      X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------
ALLEGIANT PENNSYLVANIA INTERMEDIATE
  MUNICIPAL BOND FUND                       X                                      X
--------------------------- --------- ------------ ----------- ------------- ------------ ------------- ------------ -------------

EXCHANGE-TRADED FUNDS
Exchange-traded funds ("ETFs") own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iSharesSM, Standard & Poor's Depositary ReceiptsTM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500(R) Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

                                    - A-2 -

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

                                    - A-3 -

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

DERIVATIVE INSTRUMENTS
A small investment in derivatives, such as options, swaps, futures and options on futures could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS
For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS
In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.

SECURITIES LENDING
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                    - A-4 -

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.

MONEY MARKET FUNDS
Allegiant has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

                                    - A-5 -

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by ____________, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

In June 2000, the Parkstone Bond, U.S. Government Income and Michigan Municipal Bond Funds were reorganized into the Allegiant Bond, Government Mortgage and Michigan Intermediate Municipal Bond Funds, respectively. In connection with this reorganization, each of these Allegiant Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).


                                    - B-1 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized            Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
BOND FUND+++
CLASS A
2006
2005           $10.00      $0.38(1)    $0.26        $(0.39)   $(0.00)     $10.25     6.52%   $10,908
2004            10.47       0.37(1)    (0.47)        (0.37)    (0.00)      10.00    (0.96)    11,193
2003             9.88       0.46(1)     0.56         (0.43)    (0.00)      10.47    10.57     14,985
2002(2)          9.73       0.54(1)     0.14         (0.53)    (0.00)       9.88     7.13      9,530
CLASS C
2006
2005           $ 9.98      $0.31(1)    $0.25        $(0.32)   $(0.00)     $10.22     5.68%   $   279
2004            10.44       0.30(1)    (0.46)        (0.30)    (0.00)       9.98    (1.56)       327
2003             9.86       0.38(1)     0.56         (0.36)    (0.00)      10.44     9.70        403
2002(2)          9.71       0.45(1)     0.16         (0.46)    (0.00)       9.86     6.39        150

                                                    Ratio of
                                          Ratio        Net
                                           of      Investment
               Ratio of                 Expenses    Income to
               Expenses  Ratio of Net  to Average   Average
                  to      Investment   Net Assets  Net Assets
               Average      Income      (Before      (Before    Portfolio
                 Net      to Average      Fee          Fee       Turnover
                Assets    Net Assets    Waivers)     Waivers)     Rate++

BOND FUND+++
CLASS A
2006
2005             1.01%       3.74%       1.01%        3.74%        515%
2004             0.99        3.61        0.99         3.61         338
2003             0.96        4.48        0.96         4.48         213
2002(2)          0.96        5.45        0.96         5.45          98
CLASS C
2006
2005             1.71%       3.04%       1.71%        3.04%        515%
2004             1.69        2.91        1.69         2.91         338
2003             1.67        3.77        1.67         3.77         213
2002(2)          1.67        4.74        1.67         4.74          98

+    Total return excludes sales charge.
++ Due to its investment strategy, Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities, and may lower Fund performance.
+++ Effective June 9, 2000, the Parkstone Bond Fund was merged into the Allegiant Bond Fund. The net asset values at the beginning of each period and the changes in net asset values, including the net asset values at the end of each period listed have been restated to reflect the conversion rate of 0.9725738 for Class A and 0.9756871 for Class B on the date of the reorganization.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.06% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.


                                    - B-2 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distributions
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
GOVERNMENT MORTGAGE FUND
CLASS A
2006
2005            $9.23      $0.39(1)     $0.14       $(0.43)   $(0.00)      $9.33     5.81%   $21,300
2004             9.57       0.35(1)     (0.31)       (0.38)    (0.00)       9.23     0.38     17,184
2003             9.45       0.37(1)      0.18        (0.43)    (0.00)       9.57     5.89     18,067
2002(2)          9.22       0.47(1)      0.22        (0.46)    (0.00)       9.45     7.67     13,387
CLASS C
2006
2005            $9.22      $0.32(1)     $0.14       $(0.36)   $(0.00)      $9.32     5.07%    $2,095
2004             9.56       0.28(1)     (0.31)       (0.31)    (0.00)       9.22    (0.21)     2,344
2003             9.43       0.30(1)      0.19        (0.36)    (0.00)       9.56     5.15      1,246
2002(2)          9.20       0.41(1)      0.22        (0.40)    (0.00)       9.43     6.93        752

                                                    Ratio of
                                         Ratio        Net
                                           of      Investment
               Ratio of                 Expenses    Income to
               Expenses  Ratio of Net  to Average   Average
                  to      Investment   Net Assets  Net Assets
               Average      Income      (Before      (Before    Portfolio
                 Net      to Average      Fee          Fee       Turnover
                Assets    Net Assets    Waivers)     Waivers)     Rate++
GOVERNMENT MORTGAGE FUND
CLASS A
2006
2005             0.92%       4.19%       1.07%        4.04%        753%
2004             0.94        3.84        1.03         3.75         380
2003             1.02        3.84        1.02         3.84         364
2002(2)          1.01        5.04        1.01         5.04         219
CLASS C
2006
2005             1.62%       3.49%       1.77%        3.34%        753%
2004             1.64        3.14        1.73         3.05         380
2003             1.73        3.13        1.73         3.13         364
2002(2)          1.72        4.33        1.72         4.33         219

+    Total return excludes sales charge.
++ Due to its investment strategy, Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.18% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

                                    - B-3 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
INTERMEDIATE BOND FUND
CLASS A
2006
2005           $10.70      $0.34(1)    $0.11        $(0.35)    $(0.00)    $10.80     4.21%   $14,108
2004            11.11       0.34(1)    (0.41)        (0.34)     (0.00)     10.70    (0.60)    13,662
2003            10.42       0.41(1)     0.69         (0.41)     (0.00)     11.11    10.71     11,250
2002            10.26       0.52(1)     0.16         (0.52)     (0.00)     10.42     6.78      8,926
CLASS C
2006
2005           $10.73      $0.27(1)    $0.09        $(0.27)    $(0.00)    $10.82     3.39%   $   442
2004            11.13       0.27(1)    (0.40)        (0.27)     (0.00)     10.73    (1.19)       525
2003            10.44       0.33(1)     0.69         (0.33)     (0.00)     11.13     9.93        654
2002            10.28       0.44(1)     0.17         (0.45)     (0.00)     10.44     6.03        413

                                                    Ratio of
                                          Ratio        Net
                                           of      Investment
               Ratio of                 Expenses    Income to
               Expenses  Ratio of Net  to Average   Average
                  to      Investment   Net Assets  Net Assets
               Average      Income      (Before      (Before    Portfolio
                 Net      to Average      Fee          Fee       Turnover
                Assets    Net Assets    Waivers)     Waivers)     Rate++
INTERMEDIATE BOND FUND
CLASS A
2006
2005             0.85%       3.18%       1.00%        3.03%      280%
2004             0.84        3.15        0.99         3.00       164
2003             0.83        3.76        0.98         3.61       129
2002             0.82        5.02        0.97         4.87       141
CLASS C
2006
2005             1.55%       2.48%       1.70%        2.33%      280%
2004             1.54        2.45        1.69         2.30       164
2003             1.54        3.05        1.69         2.90       129
2002             1.53        4.31        1.68         4.16       141

+    Total return excludes sales charge.
++ Due to its investment strategy, Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.
(1)  Per share data calculated using average shares outstanding method.


                                    - B-4 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
LIMITED MATURITY BOND FUND
CLASS A
2006
2005          $ 9.98        $0.22(1)   $(0.06)      $(0.26)   $(0.00)      $9.88     1.60%   $ 6,798
2004           10.20         0.24(1)    (0.21)       (0.25)    (0.00)       9.98     0.30      7,809
2003           10.00         0.30(1)     0.21        (0.31)    (0.00)      10.20     5.21     11,369
2002(2)         9.90         0.47(1)     0.10        (0.47)    (0.00)      10.00     5.87      7,039
CLASS C
2006
2005         $ 9.98         $0.15(1)   $(0.06)      $(0.19)   $(0.00)      $9.88     0.89%   $   870
2004          10.20          0.16(1)    (0.20)       (0.18)    (0.00)       9.98    (0.40)     1,428
2003          10.00          0.23(1)     0.21        (0.24)    (0.00)      10.20      4.47     1,572
2002(2)        9.89          0.36(1)     0.15        (0.40)    (0.00)      10.00      5.19       888

                                                   Ratio of
                                         Ratio        Net
                                          of      Investment
              Ratio of                 Expenses    Income to
              Expenses  Ratio of Net  to Average   Average
                 to      Investment   Net Assets  Net Assets
              Average      Income      (Before      (Before    Portfolio
                Net      to Average      Fee          Fee       Turnover
               Assets    Net Assets    Waivers)     Waivers)      Rate
LIMITED MATURITY BOND FUND
CLASS A
2006
2005             0.80%       2.22%       0.90%        2.12%       132%
2004             0.79        2.33        0.89         2.23        136
2003             0.79        2.92        0.89         2.82        117
2002(2)          0.73        4.69        0.83         4.59        110
CLASS C
2006
2005             1.50%       1.52%       1.60%        1.42%       132%
2004             1.49        1.63        1.59         1.53        136
2003             1.50        2.21        1.60         2.11        117
2002(2)          1.49        3.93        1.59         3.83        110

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.01%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.


                                    - B-5 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
TOTAL RETURN ADVANTAGE FUND
CLASS A
2006
2005           $10.22       $0.36(1)    $0.34       $(0.36)   $(0.10)      $10.46     6.97%    $4,384
2004            11.01        0.39(1)    (0.55)       (0.39)    (0.24)       10.22    (1.43)     4,359
2003            10.24        0.45(1)     0.92        (0.50)    (0.10)       11.01    13.79      4,122
2002(2)         10.02        0.53(1)     0.22        (0.53)    (0.00)       10.24     7.60      1,350
CLASS C
2006
2005           $10.24       $0.29(1)    $0.33       $(0.29)   $(0.10)       $10.47    6.12%    $  352
2004            11.03        0.32(1)    (0.55)       (0.32)    (0.24)        10.24   (2.11)       362
2003            10.25        0.38(1)     0.93        (0.43)    (0.10)        11.03    13.09       340
2002(2)         10.04        0.46(1)     0.20        (0.45)    (0.00)        10.25     6.73        38

ULTRA SHORT BOND FUND
CLASS A
2006
2005            $9.99       $0.21(1)   $(0.09)      $(0.21)   $(0.00)      $9.90      1.22%    $1,662
2004            10.08        0.13(1)    (0.07)       (0.15)    (0.00)       9.99      0.58      3,178
2003(3)         10.02        0.06(1)     0.06        (0.06)    (0.00)      10.08      1.23        109

                                                     Ratio of
                                           Ratio        Net
                                            of      Investment
                Ratio of                 Expenses    Income to
                Expenses  Ratio of Net  to Average   Average
                   to      Investment   Net Assets  Net Assets
                Average      Income      (Before      (Before    Portfolio
                  Net      to Average      Fee          Fee       Turnover
                 Assets    Net Assets    Waivers)     Waivers)     Rate
TOTAL RETURN ADVANTAGE FUND
CLASS A
2006
2005          $ 0.88%       3.49%       1.03%        3.34%        214%
2004             0.85        3.67       1.00         3.52         134
2003             0.83        4.35       0.98         4.20         108
2002(2)          0.80        5.17       0.97         5.00          88
CLASS C
2006
2005          $ 1.58%       2.79%       1.73%        2.64%        214%
2004             1.55        2.97       1.70         2.82         134
2003             1.54        3.64       1.69         3.49         108
2002(2)          1.51        4.46       1.68         4.29          88

ULTRA SHORT BOND FUND
CLASS A
2006
2005             0.63%       2.02%      0.83%        1.82%        219%
2004             0.61        1.29       0.81         1.09         120
2003(3)          0.52        1.55       0.84         1.17         239

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Ultra Short Bond Fund Class A commenced operations on January 6, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.


                                    - B-6 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2006
2005          $10.17        $0.37(1)    $0.05       $(0.37)   $(0.00)     $10.22     4.18%    $9,945
2004           10.64         0.37(1)    (0.46)       (0.38)    (0.00)      10.17    (0.83)     8,295
2003           10.21         0.38(1)     0.43        (0.38)    (0.00)      10.64     8.07      4,443
2002(2)        10.05         0.41(1)     0.15        (0.40)    (0.00)      10.21     5.65      7,385
CLASS C
2006
2005          $10.12        $0.30(1)    $0.07       $(0.30)   $(0.00)     $10.19     3.66%       $41
2004           10.60         0.30(1)    (0.47)       (0.31)    (0.00)      10.12    (1.64)        84
2003           10.17         0.30(1)     0.43        (0.30)    (0.00)      10.60     7.33         91
2002(2)        10.01         0.33(1)     0.15        (0.32)    (0.00)      10.17     4.86         19

                                                  Ratio of
                                        Ratio        Net
                                         of      Investment
             Ratio of                 Expenses    Income to
             Expenses  Ratio of Net  to Average   Average
                to      Investment   Net Assets  Net Assets
             Average      Income      (Before      (Before    Portfolio
               Net      to Average      Fee          Fee       Turnover
              Assets    Net Assets    Waivers)     Waivers)      Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2006
2005            0.86%        3.60%       1.01%        3.45%        9%
2004            0.85         3.53        1.00         3.38         9
2003            0.85         3.67        1.00         3.52        11
2002(2)         0.80         3.99        0.95         3.84        19
CLASS C
2006
2005            1.56%        2.90%       1.71%        2.75%        9%
2004            1.55         2.83        1.70         2.68         9
2003            1.56         2.96        1.71         2.81        11
2002(2)         1.56         3.23        1.71         3.08        19

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.07% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

                                    - B-7 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2006
2005           $10.92       $0.45(1)   $(0.11)      $(0.45)   $(0.02)     $10.79     3.14%    $12,645
2004            11.44        0.43(1)    (0.51)       (0.44)    (0.00)      10.92    (0.68)     12,920
2003            11.02        0.45(1)     0.44        (0.45)    (0.02)      11.44     8.23      14,112
2002(2)         10.93        0.47(1)     0.10        (0.47)    (0.01)      11.02     5.33      15,638
CLASS C
2006
2005           $10.94       $0.37(1)   $(0.10)      $(0.37)   $(0.02)     $10.82     2.51%       $301
2004            11.46        0.35(1)    (0.51)       (0.36)    (0.00)      10.94    (1.38)         72
2003            11.03        0.37(1)     0.45        (0.37)    (0.02)      11.46     7.57         320
2002(2,3)       11.05        0.32(1)    (0.02)       (0.31)    (0.01)      11.03     2.81         283

                                                    Ratio of
                                         Ratio        Net
                                          of      Investment
              Ratio of                 Expenses    Income to
              Expenses  Ratio of Net  to Average   Average
                 to      Investment   Net Assets  Net Assets
              Average      Income      (Before      (Before    Portfolio
                Net      to Average      Fee          Fee       Turnover
                Assets    Net Assets    Waivers)     Waivers)     Rate
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2006
2005             0.87%       4.12%       1.02%        3.97%        7%
2004             0.85        3.86        1.00         3.71         5
2003             0.85        3.99        1.00         3.84         7
2002(2)          0.79        4.27        0.94         4.12         6
CLASS C
2006
2005             1.57%       3.42%       1.72%        3.27%        7%
2004             1.55        3.16        1.70         3.01         5
2003             1.56        3.28        1.71         3.13         7
2002(2,3)        1.55        3.51        1.70         3.36         6

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Michigan Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.03% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Michigan Intermediate Municipal Bond fund Class C commenced operations on August 6, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

                                    - B-8 -

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2006
2005           $11.17       $0.39(1)    $0.03       $(0.39)   $(0.00)      $11.20    3.84%   $12,098
2004            11.66        0.38(1)    (0.49)       (0.38)    (0.00)       11.17   (0.92)     9,618
2003            11.17        0.41(1)     0.49        (0.41)    (0.00)       11.66    8.21     14,859
2002(2)         11.00        0.44(1)     0.18        (0.45)    (0.00)       11.17    5.70     11,639
CLASS C
2006
2005           $11.15       $0.32(1)    $0.03       $(0.32)   $(0.00)      $11.18    3.12%      $652
2004            11.64        0.30(1)    (0.49)       (0.30)    (0.00)       11.15   (1.62)     1,074
2003            11.15        0.33(1)     0.49        (0.33)    (0.00)       11.64    7.46      1,091
2002(2)         11.00        0.36(1)     0.15        (0.36)    (0.00)       11.15    4.72      1,025

                                                      Ratio of
                                           Ratio        Net
                                            of      Investment
                Ratio of                 Expenses    Income to
                Expenses  Ratio of Net  to Average   Average
                   to      Investment   Net Assets  Net Assets
                Average      Income      (Before      (Before    Portfolio
                  Net      to Average      Fee          Fee       Turnover
                 Assets    Net Assets    Waivers)     Waivers)      Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2006
2005             0.87%       3.51%       1.02%        3.36%         11%
2004             0.85        3.36        1.00         3.21          13
2003             0.85        3.60        1.00         3.45           6
2002(2)          0.80        4.00        0.95         3.85          19
CLASS C
2006
2005             1.57%       2.81%       1.72%        2.66%         11%
2004             1.55        2.66        1.70         2.51          13
2003             1.56        2.89        1.71         2.74           6
2002(2)          1.56        3.24        1.71         3.09          19

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.02% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.


                                    - B-9 -

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                      Realized
                                         and
                 Net                  Unrealized             Distribution
                Asset                   Gain       Dividends   from Net
                Value,        Net      (Loss)      from Net   Realized   Net Asset          Net Assets
               Beginning  Investment     on       Investment   Capital   Value, End  Total    End of
               of Year      Income   Investments    Income      Gains     of Year   Return+ Year (000)
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2006
2005           $10.48       $0.33(1)    $0.10       $(0.33)   $(0.00)      $10.58    4.15%    $1,170
2004            10.98        0.34(1)    (0.49)       (0.35)    (0.00)       10.48   (1.42)     1,299
2003            10.49        0.38(1)     0.49        (0.38)    (0.00)       10.98    8.48      1,118
2002(2)         10.38        0.44(1)     0.11        (0.44)    (0.00)       10.49    5.36      1,015
CLASS C
2006
2005           $10.48       $0.26(1)    $0.09       $(0.26)   $(0.00)      $10.57    3.32%    $  805
2004            10.97        0.26(1)    (0.48)       (0.27)    (0.00)       10.48   (2.01)       887
2003            10.48        0.31(1)     0.49        (0.31)    (0.00)       10.97    7.73        907
2002(2)         10.38        0.35(1)     0.11        (0.36)    (0.00)       10.48    4.46        463

                                                     Ratio of
                                         Ratio          Net
                                           of        Investment
               Ratio of                 Expenses    Income to
               Expenses  Ratio of Net  to Average   Average
                  to      Investment   Net Assets  Net Assets
               Average      Income      (Before      (Before    Portfolio
                 Net      to Average      Fee          Fee       Turnover
                Assets    Net Assets    Waivers)     Waivers)     Rate
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2006
2005             0.89%       3.11%       1.04%        2.96%        15%
2004             0.88        3.13        1.03         2.98         14
2003             0.90        3.59        1.05         3.44         12
2002(2)          0.84        4.20        0.99         4.05         13
CLASS C
2006
2005             1.59%       2.41%       1.74%        2.26%        15%
2004             1.58        2.43        1.73         2.28         14
2003             1.61        2.88        1.76         2.73         12
2002(2)          1.60        3.44        1.75         3.29         13

+    Total return excludes sales charge.
(1)  Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Pennsylvania Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Net Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.


                                    - B-10 -

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

         The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

       o Information that you provide to us, such as on applications or other forms, or

       o Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT FUNDS' PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                         JOHN F. DURKOTT
CHAIRMAN                                                President and Chief Executive Officer,
Retired Co-Chairman, Ernst & Young                         Kittle's Home Furnishings Center, Inc.
Director:
   Commercial Metals Company
   Strategic Distribution, Inc.                         RICHARD W. FURST
                                                          Garvice D. Kincaid Professor of Finance
TIMOTHY L. SWANSON                                        and Dean Emeritus, Gatton College of Business
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL        and Economics, University of Kentucky
OFFICER
Executive Vice President and Chief Investment
Officer,
   National City Corporation
                                                        GERALD L. GHERLEIN
DOROTHY A. BERRY                                        Retired Executive Vice President and
President, Talon Industries, Inc.                          General Counsel, Eaton Corporation
Chairman and Director:
   Professionally Managed Portfolios
                                                        DALE C. LAPORTE
JOHN G. BREEN                                           Senior Vice President and General Counsel,
Retired Chairman and Chief Executive Officer,           Invacare Corp.
   The Sherwin Williams Co.
Director:
   Goodyear Tire & Rubber Co.
   The Stanley Works                                    KATHLEEN A. OBERT
                                                        Chairman and Chief Executive Officer,
KELLEY J. BRENNAN                                          Edward Howard & Co.
Retired Partner, PricewaterhouseCoopers LLP


  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.


                                                                  [LOGO OMITTED]
                                                                       ALLEGIANT

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416
[LOGO OMITTED]
ALLEGIANT
www.allegiantfunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                        I SHARES

                                                                 OCTOBER 1, 2006

EQUITY FUNDS
International Equity Fund
Large Cap Core Equity Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Value Fund
Multi-Factor Mid Cap Growth Fund
Multi-Factor Small Cap Core Fund
Multi-Factor Small Cap Focused Value Fund
Multi-Factor Small Cap Growth Fund
Multi-Factor Small Cap Value Fund
S&P 500 Index Fund
Small Cap Core Fund
Small Cap Growth Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Balanced Allocation Fund
Conservative Allocation Fund

                                          THE SECURITIES AND EXCHANGE COMMISSION
                                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
                                 OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ALLEGIANT(SM) LOGO]

                          THE DISCIPLINE OF INVESTING,
                             A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class I Shares of the Funds before investing. Allegiant also offers Class I Shares of Allegiant Fixed Income, Tax Free Bond and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
                                                                            ----
RISK/RETURN INFORMATION COMMON TO THE FUNDS .............................      _
EQUITY FUNDS
   ALLEGIANT INTERNATIONAL EQUITY FUND ..................................      _
   ALLEGIANT LARGE CAP CORE EQUITY FUND .................................      _
   ALLEGIANT LARGE CAP GROWTH FUND ......................................      _
   ALLEGIANT LARGE CAP VALUE FUND .......................................     __
   ALLEGIANT MID CAP VALUE FUND .........................................     __
   ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND ...........................     __
   ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND ...........................     __
   ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND ..................     __
   ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND .........................     __
   ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND ..........................     __
   ALLEGIANT S&P 500 INDEX FUND .........................................     __
   ALLEGIANT SMALL CAP CORE FUND ........................................     __
   ALLEGIANT SMALL CAP GROWTH FUND ......................................     __
ASSET ALLOCATION FUNDS
   ALLEGIANT AGGRESSIVE ALLOCATION FUND .................................     __
   ALLEGIANT BALANCED ALLOCATION FUND ...................................     __
   ALLEGIANT CONSERVATIVE ALLOCATION FUND ...............................     __
MORE INFORMATION ABOUT PRINCIPAL RISKS ..................................     __
INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS ....................    ___
PURCHASING, SELLING AND EXCHANGING FUND SHARES ..........................    ___
DISTRIBUTION  PLAN ......................................................
DIVIDENDS AND TAXES .....................................................    ___
APPENDIX A
      MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES ............     __
      MORE INFORMATION ABOUT FUND INVESTMENTS ...........................    ___
APPENDIX B
      FINANCIAL HIGHLIGHTS ..............................................    ___

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of a Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. Except for the S&P 500 Index Fund, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

EQUITY FUNDS

ALLEGIANT INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY           Investing in common stocks of foreign
                                        issuers

PRINCIPAL RISKS                         Market risk, foreign risk,
                                        multi-national companies risk, country
                                        risk, active trading risk, derivatives
                                        risk

SUB-ADVISER                             Polaris Capital Management, Inc.

TICKER SYMBOL                           AIEIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in foreign equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.

The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.

The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser's disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser's proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.

Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.

The Fund's investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative securities, combined with investments in money market instruments and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity. The Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998     1999     2000      2001      2002      2003     2004     2005

19.98%   50.13%   -16.89%   -25.42%   -18.86%   33.21%   16.76%   11.25%

Best Quarter        36.24%     (12/31/99)
Worst Quarter      -19.83%      (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 10.88%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
                                                         SINCE        DATE OF
CLASS I SHARES                        1 YEAR  5 YEARS  INCEPTION     INCEPTION
-------------------------------------------------------------------------------
Allegiant International Equity Fund                                    8/1/97

   Returns Before Taxes               11.25%   0.92%     4.57%

   Returns After Taxes on
   Distributions(1)                   10.78%   0.71%     4.17%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                      7.68%   0.73%     3.82%
-------------------------------------------------------------------------------
MSCI EAFE Index(2)
(reflects no deduction for fees,
expenses or taxes)                    13.54%   4.55%         %    Since 7/31/97
-------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The MSCI EAFE Index is an unmanaged index comprising 21 MSCI country indices, representing developed markets outside of North America.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY           Investing in common stocks of large cap
                                        companies

PRINCIPAL RISKS                         Market risk, active trading risk

TICKER SYMBOL                           ACFIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. The Fund is generally a focused portfolio maintaining the same sector percentages as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Index. The capitalizations of the S&P 500 Index ranged from $____ billion to $_____ billion as of the date of this prospectus.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the company's management team; industry position; the company's business model; and historical growth rates. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998     1999     2000    2001      2002      2003     2004    2005
32.37%   19.94%   1.76%   -14.25%   -20.23%   27.06%   7.50%   6.34%

Best Quarter         25.10%    (12/31/98)
Worst Quarter       -17.59%     (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.28%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
                                                         SINCE        DATE OF
CLASS I SHARES                        1 YEAR  5 YEARS  INCEPTION     INCEPTION
-------------------------------------------------------------------------------
Allegiant Large Cap Core Equity Fund                                   8/1/97

   Returns Before Taxes                6.34%   -0.13%    6.13%

   Returns After Taxes on
   Distributions(1)                    5.58%   -0.53%    5.24%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                      4.38%   -0.27%    4.99%
-------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees,
expenses or taxes)                     4.91%    0.54%    ____%    Since 7/31/97
-------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY           Investing in growth-oriented common
                                        stocks of large cap companies

PRINCIPAL RISKS                         Market risk, active trading risk

TICKER SYMBOL                           AEQIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of growth-oriented large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio maintaining the same sector percentages as the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

Calendar Year Total Returns

1996    1997    1998    1999    2000    2001     2002     2003    2004   2005

20.33%  36.61%  29.09%  22.98%  -5.21%  -16.31%  -28.17%  20.10%  3.71%  5.64%

Best Quarter        22.87%    (12/31/98)
Worst Quarter      -16.11%     (3/31/01)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -1.21%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------
CLASS I SHARES                                 1 YEAR   5 YEARS  10 YEARS
-------------------------------------------------------------------------
Allegiant Large Cap Growth Fund

   Returns Before Taxes                         5.64%  -4.58%      6.94%

   Returns After Taxes on
   Distributions(1)                             4.96%  -4.81%(2)   5.46%

   Returns After Taxes on
   Distributions and Sale of Fund Shares(1)     4.46%  -3.87%      5.28%
-------------------------------------------------------------------------
Russell 1000 Growth Index(2)
(reflects no deduction for fees, expenses
or taxes)                                       5.26%  -3.58%      6.73%
-------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   large cap companies

PRINCIPAL RISK                     Market risk

TICKER SYMBOL                      AEIIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of publicly traded U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer attractive valuation and improving dynamics.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001    2002     2003    2004    2005

18.08%  29.21%  10.23%  -0.13%  11.62%  -3.79%  -15.04%  27.18%  13.32%  9.96%

Best Quarter       15.45%   (6/30/03)
Worst Quarter     -17.83%   (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 5.53%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Large Cap Value Fund

   Returns Before Taxes                             9.96%     5.31%       9.28%

   Returns After Taxes on
   Distributions(1)                                 8.49%     4.35%       7.86%

   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                        8.15%     4.24%       7.45%
--------------------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees,
expenses or taxes)                                  7.05%     5.28%      10.94%
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   mid cap companies

PRINCIPAL RISK                     Market risk

TICKER SYMBOL                      ARVIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in value-oriented common stocks of U.S. mid cap companies. The Adviser uses a value-oriented approach and focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value; traditionally these companies have price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small cap and mid cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2003    2004    2005

34.79%  21.47%  15.44%

Best Quarter       17.08%   (6/30/03)
Worst Quarter      -3.94%   (3/31/03)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 7.27%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                          SINCE       DATE OF
CLASS I SHARES                                 1 YEAR   INCEPTION    INCEPTION
--------------------------------------------------------------------------------
Allegiant Mid Cap Value Fund                                          7/1/02

   Returns Before Taxes                         15.44%    16.99%

   Returns After Taxes on
   Distributions(1)                             12.84%    14.73%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                               11.38%    13.84%
--------------------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees, expenses or
taxes)                                          12.65%     ____%   Since 6/30/02
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND
(formerly the Allegiant Mid Cap Growth Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   mid cap companies

PRINCIPAL RISKS                    Market risk, active trading risk, IPO risk

TICKER SYMBOL                      AMCIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in growth-oriented common stocks of U.S. mid cap companies (i.e., companies within the Russell Midcap Index that possess higher price-to-book ratios and higher forecasted growth values). Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities of mid cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Mid Capitalization Fund which was reorganized into the Allegiant Mid Cap Growth Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001     2002     2003    2004    2005

18.32%  11.70%  11.31%  45.85%  -7.90%  -18.89%  -31.10%  34.01%  5.79%   6.31%

Best Quarter       35.09%   (12/31/99)
Worst Quarter     -27.08%    (9/30/01)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.72%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Multi-Factor Mid Cap
Growth Fund

   Returns Before Taxes                             6.31%     -3.37%      5.23%

   Returns After Taxes on
   Distributions(1)                                 6.31%     -3.37%      1.75%

   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                        4.10%     -2.84%      2.97%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(2)
(reflects no deduction for fees,
expenses or taxes)                                 12.10%      1.38%      9.27%
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest U.S. companies among the largest 1,000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE              Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY     Investing in securities of small cap companies

PRINCIPAL RISK                    Market risk, small companies risk

TICKER SYMBOL                     ALOIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that possess both value and growth characteristics. Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. In selecting securities, the Adviser integrates both growth and valuation considerations. The Adviser focuses on companies that appear to have potential for above-average earnings, sales and asset value growth. Additionally, the Adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies. The Adviser assesses a company's growth prospects and relative valuation by reviewing and analyzing investment candidates individually.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page _ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
(formerly the Allegiant Multi-Factor Small Cap Value Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented securities of
                                   small capitalization companies

PRINCIPAL RISKS                    Market risk, small companies risk

TICKER SYMBOL                      ALUIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. Using an analytical process together with fundamental research to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Value Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index comprised of securities in the Russell 2000 Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in securities of small cap
                                   companies with prospects for accelerated earnings or revenue growth

PRINCIPAL RISKS                    Market risk, small companies risk, IPO risk,
                                   active trading risk

TICKER SYMBOL                      ALWIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Growth Index). Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings (IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

No performance information has been provided because the Fund had not completed a full calendar year of operations as of December 31, 2005. The Fund will compare its performance to the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page _ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
(formerly the Allegiant Small Cap Value Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE               Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   small cap companies

PRINCIPAL RISKS                    Market risk, small companies risk

TICKER SYMBOL                      AMRIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Value Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information prior to November 30, 2005 represents performance of the Allegiant Small Cap Value Fund which changed its investment goal, principal investment strategies and name to the Allegiant Multi-Factor Small Cap Value Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001    2002     2003    2004    2005

22.64%  32.43%  -6.96%  7.91%   33.60%  17.32%  -10.56%  38.98%  21.62%  -1.16%

Best Quarter       19.26%   (12/31/01)
Worst Quarter     -17.80%    (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 9.28%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Multi-Factor Small Cap
Value Fund

   Returns Before Taxes                            -1.16%     11.88%     14.34%

   Returns After Taxes on
   Distributions(1)                                -3.76%      9.30%     11.64%

   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                        0.86%      9.19%     11.24%
--------------------------------------------------------------------------------
Russell 2000 Value Index(2)
(reflects no deduction for fees,
expenses or taxes)                                  4.71%     13.55%     13.08%
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 9 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT S&P 500 INDEX FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            To approximate, before Fund expenses, the
                                investment results of the S&P 500 Composite
                                Stock Price Index

PRINCIPAL INVESTMENT STRATEGY   Investing in stocks that comprise the S&P 500
                                Composite Stock Price Index

PRINCIPAL RISKS                 Market risk, tracking error risk, derivatives
                                risk

TICKER SYMBOL                   AQDIX

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the S&P 500 Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the S&P 500 Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks to attempt to equal the performance of the S&P 500 Index when futures are less expensive than actual stocks. The value of S&P 500 futures closely track changes in the value of the S&P 500 Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the S&P 500 Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the S&P 500 Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500 Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500 Index with the goal of adding small incremental performance relative to the S&P 500 Index. Stocks that are held in very small proportions in the S&P 500 Index may be excluded from the Fund if they are expected to underperform.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

 1999    2000     2001     2002     2003    2004   2005

20.61%  -9.20%  -12.22%  -22.33 %  28.05%  10.65%  4.51%

Best Quarter         15.30%   (6/30/03)
Worst Quarter       -17.37%   (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 2.56%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------------------
                                                                                       DATE OF
CLASS I SHARES                                 1 YEAR   5 YEARS   SINCE INCEPTION     INCEPTION
---------------------------------------------------------------------------------------------------
Allegiant S&P 500 Index Fund                                                           7/10/98

   Returns Before Taxes                         4.51%     0.19%        2.30%

   Returns After Taxes on Distributions(1)      4.22%    -0.16%        1.90%

   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                   3.20%     0.00%        1.76%
---------------------------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees, expenses or
taxes)                                          4.91%    _0.54%        ____%        Since 6/30/98
---------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE           Capital appreciation

PRINCIPAL INVESTMENT STRATEGY  Investing in common stocks of small cap companies

PRINCIPAL RISKS                Market risk, small companies risk

TICKER SYMBOL                  ACRAX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap U.S. equity securities that possess both value and growth characteristics. The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)) 1. CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million and $3 billion at the time of purchase. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return compares with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2005

3.70%

Best Quarter         3.05%   (9/30/05)
Worst Quarter       -2.16%   (3/31/05)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 8.26%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                      SINCE        DATE OF
CLASS I SHARES                             1 YEAR   INCEPTION     INCEPTION
--------------------------------------------------------------------------------
Allegiant Small Cap Core Fund                                       4/2/04

   Returns Before Taxes                     3.70%     8.32%

   Returns After Taxes on
   Distributions(1)                         3.70%     8.32%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                           2.40%     7.11%
--------------------------------------------------------------------------------
Russell 2000 Index(2)
(reflects no deduction for fees,
expenses or taxes)                          4.55%     ____%     Since __/__/04
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index is comprised of the 2,000 smallest companies in the Russell 3000 Index based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE              Capital appreciation

PRINCIPAL INVESTMENT STRATEGY     Investing in growth-oriented common stocks of
                                  small cap companies

PRINCIPAL RISKS                   Market risk, small companies risk, active
                                  trading risk

TICKER SYMBOL                     ASMIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap equity securities of U.S. companies. The Adviser seeks to invest in small cap companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase of between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1998   1999    2000     2001    2002     2003    2004   2005

7.56%  36.06%  -14.96%  -8.11%  -39.31%  45.43%  0.10%  -4.84%

Best Quarter        36.30%   (12/31/99)
Worst Quarter      -25.79%    (9/30/01)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 4.98%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                       SINCE        DATE OF
CLASS I SHARES                    1 YEAR   5 YEARS   INCEPTION     INCEPTION
--------------------------------------------------------------------------------
Allegiant Small Cap Growth Fund                                      8/1/97

   Returns Before Taxes           -4.84%    -5.03%     0.36%

   Returns After Taxes on
   Distributions(1)               -4.84%    -5.03%(2)  0.07%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                 -3.15%    -4.21%     0.27%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
(reflects no deduction for fees,
expenses or taxes)                 4.15%     2.28%     ____%     Since 7/31/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     INTERNATIONAL   LARGE CAP CORE    LARGE CAP     LARGE CAP
                                                      EQUITY FUND     EQUITY FUND     GROWTH FUND    VALUE FUND
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                      None             None           None          None
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                           None             None           None          None
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
of offering price)                                       None             None           None          None
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                 2.00%(1)         None           None          None
-----------------------------------------------------------------------------------------------------------------
Exchange Fee                                             None             None           None          None
-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                 1.15%(*,(2)      0.75%(4)       0.75%(4)      0.75%(4)
Distribution (12b-1) Fees(3)                             0.05%            0.05%          0.05%         0.05%
Other Expenses                                           _.__%            _.__%          _.__%         _.__%
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     _.__%*           _.__%          _.__%         _.__%
-----------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

 * Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                     INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                                       1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           _.__%
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                   MULTI-FACTOR
                                                               MULTI-FACTOR      MULTI-FACTOR        SMALL CAP
                                                  MID CAP         MID CAP         SMALL CAP           FOCUSED
                                                 VALUE FUND     GROWTH FUND       CORE FUND         VALUE FUND
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       None             None              None            None
------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                      None             None              None            None
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                 None             None              None            None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                            None             None              2.00%(1)        2.00%(1)
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None             None              None            None
------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees*(4)                        1.00%            1.00%             1.00%           1.00%
------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(3)                        0.05%            0.03%             0.02%           0.02%
------------------------------------------------------------------------------------------------------------------
Other Expenses                                      _.__%            _.__%             _.__%           _.__%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*               _.__%            _.__%             _.__%           _.__%
------------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                                      MULTI-FACTOR
                                                    MULTI-FACTOR MID   MULTI-FACTOR    SMALL CAP
                                        MID CAP           CAP           SMALL CAP       FOCUSED
                                       VALUE FUND     GROWTH FUND       CORE FUND      VALUE FUND
----------------------------------------------------------------------------------------------------
Investment Advisory Fees                 0.75%            0.45%            0.85%         0.85%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses     _.__%            _.__%            _.__%         _.__%
----------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                         MULTI-FACTOR
                                                MULTI-FACTOR SMALL CAP    SMALL CAP      S&P 500
                                                     GROWTH FUND          VALUE FUND    INDEX FUND
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                  None                 None          None
Purchases (as a percentage of offering price)
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                          None                 None          None
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                     None                 None          None
----------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)(1)                             2.00%(1)             2.00%(1)      None
----------------------------------------------------------------------------------------------------
Exchange Fee                                            None                 None          None
----------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                1.00%(*,4)           1.00%(4)      0.35%*
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(3)                            0.02%                0.05%         0.00%
----------------------------------------------------------------------------------------------------
Other Expenses                                          _.__%                _.__%         _.__%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    _.__%*               _.__%         _.__%*
----------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                           MULTI-FACTOR SMALL CAP    S&P 500
                                                GROWTH FUND         INDEX FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                           0.55%              0.20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses               _.__%              _.__%
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                                      SMALL CAP
                                               SMALL CAP CORE FUND   GROWTH FUND
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)          None             None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                   None             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                    None             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)(1)                            2.00%            2.00%
--------------------------------------------------------------------------------
Exchange Fee                                           None             None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees(4)                            1.00%            1.00%*
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(3)                           0.05%            0.03%
--------------------------------------------------------------------------------
Other Expenses                                         _.__%            _.__%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   _.__%            _.__%*
--------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect the voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                      SMALL CAP
                                                                     GROWTH FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.55%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     _.__%
--------------------------------------------------------------------------------

(1) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Redemption Fee" section of this prospectus.

(2) From its advisory fee, the Adviser pays a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

(3) Represents actual Distribution (12b-1) Fees incurred by the S&P 500 Index Fund's Class I Shares during the last fiscal year. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above for all Funds except the S&P 500 Index Fund which expects to reimburse 0.005% during the current fiscal year.

(4) The advisory fee is reduced to 0.95% on assets of $500 million or more, but less than $1 billion and to 0.90% on assets of $1 billion and over for the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds. The advisory fee is reduced to 0.95% on assets of $1 billion or more, but less than $1.5 billion and to 0.90% on assets of $1.5 billion and over for the Multi-Factor Mid Cap Growth and Mid Cap Value Funds. The advisory fee is reduced to 0.70% on assets of $1 billion or more, but less than $1.5 billion and to 0.65% on assets of $1.5 billion and over for the Large Cap Core Equity, Large Cap Growth and Large Cap Value Funds.

      For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution Plan" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
INTERNATIONAL EQUITY FUND                   $___     $___       $___      $___
LARGE CAP CORE EQUITY FUND                  $___     $___       $___      $___
LARGE CAP GROWTH FUND                       $___     $___       $___      $___
LARGE CAP VALUE FUND                        $___     $___       $___      $___
MID CAP VALUE FUND                          $___     $___       $___      $___
MULTI-FACTOR MID CAP GROWTH FUND            $___     $___       $___      $___
MULTI-FACTOR SMALL CAP CORE FUND            $___     $___        N/A       N/A
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND   $___     $___        N/A       N/A
MULTI-FACTOR SMALL CAP GROWTH FUND          $___     $___        N/A       N/A
MULTI-FACTOR SMALL CAP VALUE FUND           $___     $___       $___      $___
S&P 500 INDEX FUND                          $___     $___       $___      $___
SMALL CAP CORE FUND                         $___     $___       $___      $___
SMALL CAP GROWTH FUND                       $___     $___       $___      $___

ASSET ALLOCATION FUNDS

ALLEGIANT AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation with current income as a
                                secondary objective

PRINCIPAL INVESTMENT STRATEGY   Investing in a combination of Underlying
                                Allegiant Funds that, in turn, invest primarily in U.S. and foreign common stocks and, to a lesser extent, in investment grade fixed income securities and cash equivalents

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                derivatives risk, prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                   ARAIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Multi-Factor Small Cap Value and Allegiant Small Cap Growth Funds ), 10% to 40% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds) and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002      2003     2004    2005
-18.93%   23.76%   7.39%   6.35%

Best Quarter     13.85%   (6/30/03)
Worst Quarter   -14.65%   (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 2.26%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                          SINCE       DATE OF
CLASS I SHARES                                  1 YEAR  INCEPTION    INCEPTION
--------------------------------------------------------------------------------
Allegiant Aggressive Allocation Fund                                   3/6/01

   Returns Before Taxes                          6.35%    1.97%

   Returns After Taxes on
   Distributions(1)                              5.50%    1.54%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                                4.70%    1.48%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                           2.43%    ____%    Since 2/28/01
--------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees, expenses or
taxes)                                           4.91%    ____%    Since 2/28/01
--------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees, expenses
or taxes)                                        4.29%    ____%    Since 2/28/01
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Aggressive Allocation Hybrid Benchmark Index is a blend of 75% S&P 500 Index and 25% Lehman Brothers U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Long-term capital appreciation and current
                                income

PRINCIPAL INVESTMENT STRATEGY   Investing in a diversified portfolio of common
                                stocks, investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

PRINCIPAL RISKS                 Market risk, allocation risk, small companies
                                risk, foreign risk, interest rate risk, credit risk, active trading risk, derivatives risk

TICKER SYMBOL                   ABAIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 20% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small cap companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO")) for current income. If a fixed income security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999    2000    2001     2002      2003      2004    2005
15.27%  1.66%   -6.85%   -13.69%   22.26%    7.66%   5.68%

Best Quarter     16.09%   (12/31/99)
Worst Quarter   -11.04%    (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.78%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------------------
                                                                     SINCE        DATE OF
CLASS I SHARES                                  1 YEAR   5 YEARS   INCEPTION     INCEPTION
--------------------------------------------------------------------------------------------
Allegiant Balanced Allocation Fund                                                7/10/98

   Returns Before Taxes                          5.68%    2.26%      4.45%

   Returns After Taxes on
   Distributions(1)                              5.29%    1.72%      3.23%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                                3.81%    1.61%      3.14%
--------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                               2.43%    5.87%      ____%     Since 6/30/98
--------------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees,
expenses or taxes)                               4.91%    0.54%      ____%     Since 6/30/98
--------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees,
expenses or taxes)                               3.92%    2.67%      ____%     Since 6/30/98
--------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income and moderate capital appreciation
                                consistent with preservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in a combination of Underlying
                                Allegiant Funds that, in turn, invest primarily in investment grade fixed income securities and, to a lesser extent, in U.S. and foreign common stocks and cash equivalents

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                derivatives risk, prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                   AOAIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 45% to 80% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Small Cap Growth and Allegiant Multi-Factor Small Cap Value Funds), and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002     2003     2004    2005
-5.82%   13.88%   4.86%   3.80%

Best Quarter     8.26%   (6/30/03)
Worst Quarter   -5.01%   (9/30/02)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.11%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                        SINCE          DATE OF
CLASS I SHARES                          1 YEAR        INCEPTION       INCEPTION
--------------------------------------------------------------------------------

Allegiant Conservative Allocation Fund                                 3/6/01

   Returns Before Taxes                  3.80%         3.44%

   Returns After Taxes on
   Distributions(1)                      2.70%         2.57%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                        2.98%         2.46%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index(2)
(reflects no deduction for fees,
expenses or taxes)                       2.43%         ____%       Since 2/28/01
--------------------------------------------------------------------------------
S&P Index(3)
(reflects no deduction for fees,
expenses or taxes)                       4.91%         ____%       Since 2/28/01
--------------------------------------------------------------------------------
Conservative Allocation Hybrid
Benchmark Index(4)
(reflects no deduction for fees,
expenses or taxes)                       2.75%         ____%       Since 2/28/01
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Conservative Allocation Hybrid Benchmark Index is a blend of 35% S&P 500 Index and 65% Lehman Brothers Intermediate U.S. Government/Credit Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           AGGRESSIVE        BALANCED         CONSERVATIVE
                                                        ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           None             None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                          None             None               None
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage of
offering price)                                               None             None               None
-----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                None             None               None
-----------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None             None               None
-----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees*                                     0.25%            0.75%              0.25%
Distribution (12b-1) Fees(1)                                  0.02%            0.03%              0.02%
Other Expenses                                                _.__%            _.__%              _.__%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*                         _.__%            _.__%              _.__%
-----------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                             _.__%(2)          N/A               _.__%(2)
-----------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses*                   _.__%(2)          N/A               _.__%(2)
-----------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees, Total Annual Fund Operating Expenses and Total Fund Operating and Indirect Expenses for the fiscal year ended May 31, 2006 were:

                                                           AGGRESSIVE         BALANCED       CONSERVATIVE
                                                        ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                     0.00%             _.__%             0.00%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         _.__%             _.__%             _.__%
-----------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses                   _.__%              N/A              _.__%
-----------------------------------------------------------------------------------------------------------

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(2) Because the Aggressive Allocation Fund and Conservative Allocation Fund invest in other mutual funds, your investment in these Funds is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.42% to 1.24% for Class I Shares of the Underlying Allegiant Funds, which is the only class of shares of the Underlying Allegiant Funds in which the Funds invest.

The ratios of Indirect Underlying Fund Expenses shown in the table above are based on hypothetical allocations of Fund assets to Underlying Allegiant Funds as follows:

                                         AGGRESSIVE        CONSERVATIVE
                                       ALLOCATION FUND   ALLOCATION FUND
                                       ---------------   ---------------
   International Equity Fund                ____%             ____%
   Multi-Factor Small Cap Value Fund        ____%             ____%
   Large Cap Growth Fund                    ____%             ____%
   Large Cap Value Fund                     ____%             ____%
   Small Cap Growth Fund                    ____%             ____%
   Bond Fund                                ____%             ____%
   Intermediate Bond Fund                   ____%             ____%
   Money Market Fund                        ____%             ____%

The allocations shown above are illustrative. Actual allocations may vary, which would affect the level of indirect expenses, favorably or unfavorably, to which a Fund is subject.

Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Allegiant Funds) during the last fiscal year were:

   Aggressive Allocation Fund               ____%
   Conservative Allocation Fund             ____%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution Plan" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Asset Allocation Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
AGGRESSIVE ALLOCATION FUND*             $___      $___      $___      $___
BALANCED ALLOCATION FUND                $___      $___      $___      $___
CONSERVATIVE ALLOCATION FUND*           $___      $___      $___      $___
--------------------------------------------------------------------------------

* The examples for the Allegiant Aggressive Allocation Fund and Allegiant Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Allegiant Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Allegiant Funds.

MORE INFORMATION ABOUT PRINCIPAL RISKS

                                         ACTIVE
                                         TRADING  ALLOCATION  CONFLICTS  COUNTRY  CREDIT  DERIVATIVES  FOREIGN   INTEREST
                                          RISK       RISK       RISK      RISK     RISK      RISK       RISK    RATE RISK  IPO RISK
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund                X                               X                  X          X
------------------------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund               X
------------------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                    X
------------------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Mid Cap Growth Fund         X                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Core Fund
------------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Focused Value
     Fund
------------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Growth Fund       X                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                                                          X
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Core Fund
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                    X
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   Aggressive Allocation Fund                         X           X                 X          X          X         X
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Allocation Fund                 X         X                             X          X          X         X
------------------------------------------------------------------------------------------------------------------------------------
   Conservative Allocation Fund                       X           X                 X          X          X         X
------------------------------------------------------------------------------------------------------------------------------------

                                                   MULTI-     PRE-
                                                  NATIONAL   PAYMENT/    SMALL
                                         MARKET  COMPANIES  EXTENSION  COMPANIES   TRACKING
                                          RISK     RISK       RISK       RISK     ERROR RISK
--------------------------------------------------------------------------------------------
EQUITY FUNDS
--------------------------------------------------------------------------------------------
   International Equity Fund               X         X
--------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund              X
--------------------------------------------------------------------------------------------
   Large Cap Growth Fund                   X
--------------------------------------------------------------------------------------------
   Large Cap Value Fund                    X
--------------------------------------------------------------------------------------------
   Mid Cap Value Fund                      X
--------------------------------------------------------------------------------------------
   Multi-Factor Mid Cap Growth Fund        X
--------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Core Fund        X                               X
--------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Focused Value
     Fund                                  X                               X
--------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Growth Fund      X                               X
--------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Value Fund       X                               X
--------------------------------------------------------------------------------------------
   S&P 500 Index Fund                      X                                          X
--------------------------------------------------------------------------------------------
   Small Cap Core Fund                     X                               X
--------------------------------------------------------------------------------------------
   Small Cap Growth Fund                   X                               X
--------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------------------
   Aggressive Allocation Fund              X                    X          X
--------------------------------------------------------------------------------------------
   Balanced Allocation Fund                X                               X
--------------------------------------------------------------------------------------------
   Conservative Allocation Fund            X                    X          X
--------------------------------------------------------------------------------------------

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

ALLOCATION RISK. For the Aggressive Allocation and Conservative Allocation Funds, the Adviser has the authority to select and allocate assets among Underlying Allegiant Funds. These Funds are subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Allegiant Funds will not anticipate market trends successfully. For example, weighting Underlying Allegiant Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Allegiant Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. The Balanced Allocation Fund is subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

CONFLICTS RISK. For the Aggressive Allocation and Conservative Allocation Funds, the Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Allegiant Funds both because the fees payable to the Adviser by some Underlying Allegiant Funds are higher than fees payable by other Underlying Allegiant Funds and because the Adviser is also responsible for managing the Underlying Allegiant Funds. The Trustees and officers of Allegiant may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Allegiant Funds.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds') investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

DERIVATIVES RISK. Derivative instruments include options, futures, and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the Morgan Stanley Capital International Emerging Markets Index or the United Nations classifies as emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

INTEREST RATE RISK. For the Aggressive Allocation and Conservative Allocation Funds, an investment in an Underlying Allegiant Fund that invests in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Allegiant Fund's yield will decline due to falling interest rates. For the Balanced Allocation Fund, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

IPO RISK. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

MARKET RISK. Market risk is the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds) securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The International Equity Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Large Cap Core Equity and Large Cap Growth Funds are also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Large Cap Value Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Mid Cap Growth Fund is also subject to the risk that growth-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Mid Cap Value Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Core and Small Cap Core Fund are also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Growth and the Small Cap Growth Funds are also subject to the risk that growth-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Value Funds are subject to the risk that value-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole. The S&P 500 Index Fund is also subject to the risk that common stocks comprising the S&P 500 Composite Stock Price Index may underperform other segments of the equity markets or the equity markets as a whole.

MARKET RISK OF AGGRESSIVE ALLOCATION FUND. The Fund invests in Underlying Allegiant Funds that invest directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risk" above. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rate securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity of duration of these securities affects risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MARKET RISK OF BALANCED ALLOCATION FUND. The Fund invests directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risk" above. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income or equity markets as a whole.

MARKET RISK OF CONSERVATIVE ALLOCATION FUND. The Fund invests in Underlying Allegiant Funds that invest directly in equity and fixed income securities and therefore is subject to the risks associated with these securities. For the risks associated with investing in equity securities, see "Market risk" above. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund (or Underlying Allegiant Fund in the case of the Aggressive Allocation and Conservative Allocation Funds) may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

TRACKING ERROR RISK. The S&P 500 Fund's ability to replicate the performance of the S&P 500 Composite Stock Price Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006:

-----------------------------------------------------------------------------------------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                    MANAGEMENT TEAM                             ENDED MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------
                                             International Equity Investment
                                             Management Team, Polaris
International Equity Fund                    (sub-adviser)                                        ___%
-----------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund                   Equity Investment Management Team                    ___%
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                        Equity Investment Management Team                    ___%
-----------------------------------------------------------------------------------------------------------------
                                             Value Equity Investment Management
Large Cap Value Fund                         Team                                                 ___%
-----------------------------------------------------------------------------------------------------------------
                                             Mid-Value Equity Investment
Mid Cap Value Fund                           Management Team                                      ___%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Multi-Factor Mid Cap Growth Fund             Management Team                                      ___%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Multi-Factor Small Cap Core Fund             Management Team                                    _____%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Multi-Factor Small Cap Focused Value Fund    Management Team                                    _____%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Multi-Factor Small Cap Growth Fund           Management Team                                    _____%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Multi-Factor Small Cap Value Fund            Management Team                                      ___%
-----------------------------------------------------------------------------------------------------------------
                                             Quantitative Analysis Management
S&P 500 Index Fund                           Team                                                 ___%
-----------------------------------------------------------------------------------------------------------------
                                             Core Equity Investment Management
Small Cap Core Fund                          Team                                                 ___%
-----------------------------------------------------------------------------------------------------------------
                                             Structured Equity Investment
Small Cap Growth Fund                        Management Team                                      ___%
-----------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                   Asset Allocation Management Team                     ___%
-----------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund                     Asset Allocation Management Team                     ___%
-----------------------------------------------------------------------------------------------------------------
Conservative Allocation Fund                 Asset Allocation Management Team                     ___%
-----------------------------------------------------------------------------------------------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory and sub-advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2005.

SUB-ADVISER

Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of June 30, 2006, Polaris managed over $1.9 billion in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component. For its services, Polaris receives sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

POLARIS INVESTMENT PERFORMANCE

POLARIS INTERNATIONAL EQUITY COMPOSITE RESULTS

---------------------------------------------------------------------------------------------------------------------------
                Gross
                Annual     Net Annual
             Performance   Composite                                                                 Percentage
Year (as of   Composite   Performance    MSCI    Number       Composite Dispersion          U.S.       of Firm   Total Firm
  December     Results      Results      EAFE      of     AW STD  EWSTD   High     Low     Dollars     Assets      Assets
    31)          (%)          (%)        (%)    Accounts    (%)    (%)     (%)     (%)   (millions)      (%)     (millions)
---------------------------------------------------------------------------------------------------------------------------
    2005
---------------------------------------------------------------------------------------------------------------------------
    2004        29.61%       28.51      20.70       9       0.7    2.8    30.7    22.6    $   139.6      29        $ 484.6
    2003        53.63%       52.29      39.17       6       2.5    7.0    55.4    36.8    $    52.0      22        $ 237.2
    2002         6.27%        5.27     (15.66)      5       0.4    1.5    10.1     6.0    $    32.1      18        $ 174.4
    2001        (0.29%)      (1.17)    (21.21)      5       1.3    1.5     0.8    (3.6)   $    29.7      26        $ 113.7
    2000        (5.26%)      (5.72)    (13.96)      5       1.2    2.2    (2.5)   (6.8)   $    23.2      26        $  87.9
    1999        21.52%       21.26      27.30       7       2.2    7.2    39.6     7.4    $    26.6      29        $  92.7
    1998        (5.88%)      (6.45)     20.33       8       2.1    2.7    (3.2)  (11.5)   $    24.1      29        $  84.8
    1997        10.93%        9.86       2.06       7       2.0    2.6    14.3     7.3    $     7.1      13        $  52.9
    1996        24.00%       22.79       6.36       5      N.A.   N.A.    26.2    23.0    $     4.1      13        $  31.0
    1995        19.01%       17.86      11.85       3      N.A.   N.A.    20.9    14.3    $     1.2       7        $  17.8
    1994         0.50%       (0.17)      8.15       5       1.5    1.0     1.7    (2.4)   $     3.9      --             --
    1993        26.69%       25.89      33.29       5       1.9    1.0    28.2    22.9    $     3.9      --             --
    1992         6.39%        5.71     (11.36)      5       1.9    1.0     9.4     3.4    $     3.1      --             --
    1991         5.81%        5.15      13.01       5       3.4    2.9    12.2     4.0    $     2.8      --             --
    1990        (4.57%)      (5.54)    (22.77)      5      N.A.   N.A.    (1.5)   (4.8)   $     2.6      --             --
    1989        25.77%       24.56      10.93       4      N.A.   N.A.    31.1    20.4    $     0.8      --             --
    1988        16.00%       14.87      28.90       4      N.A.   N.A.    20.7    11.3    $     0.6      --             --
    1987         1.44%        0.46      24.53       4      N.A.   N.A.    10.0     0.4    $     0.5      --             --
    1986        49.23%       47.77      69.76       1      N.A.   N.A.    57.0    47.6    $     0.5      --             --
    1985        33.53%       32.22      56.79       2      N.A.   N.A.    33.0    33.0    $     0.3      --             --
    1984         6.36%        5.83       5.89       2                                     $     0.2      --             --
---------------------------------------------------------------------------------------------------------------------------

NOTES:

1.    Polaris is a registered investment adviser.

2. Polaris has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.

3. The International Equity Composite contains fully discretionary international equity accounts and for comparison purposes is measured against the MSCI EAFE Index. Returns include the effect of foreign currency exchange rates.

4. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite.

5. Composite performance is presented net of foreign withholding taxes. Additional information regarding the percentage of the composite, which may not be invested in countries or regions included in the index, is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

6. Returns are presented gross and net of management fees and include the reinvestment of all income. Net returns represent gross returns reduced by investment advisory fees and other expenses that may be incurred in the management of the account. The management fee schedule is as follows:

--------------------------------------------------------------------------------
   ASSETS FROM                       UP TO:                     FEE PER ANNUM
--------------------------------------------------------------------------------
        0                          $25 million                      1.00%
--------------------------------------------------------------------------------
   $25 million                     $50 million                      0.75%
--------------------------------------------------------------------------------
   $50 million                    $1.5 billion                      0.60%
--------------------------------------------------------------------------------
   $1.5 billion                   $3.0 billion                      0.55%
--------------------------------------------------------------------------------
   greater than                   $3.0 billion                      0.50%
--------------------------------------------------------------------------------

7. Performance presented prior to April 1, 1995 occurred while the Portfolio Manager was affiliated with a prior firm and the Portfolio Manager was the only individual responsible for selecting the securities to buy and sell. An independent verification firm is currently performing an examination of this track record; an independent Verifier's Report will be available upon request. The presentation conforms to AIMR-PPS(R) guidelines regarding the portability of investment results.

8. The U.S. dollar is the currency used to express performance. Trade date is used for the valuation. Leverage and derivatives are not used in this composite.

9. The International Equity Composite was created April 1, 1995. Polaris maintains a complete list and description of composites, which is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

10. The annual composite dispersion presented is an asset-weighted ("AW STD") and equal-weighted ("EW STD") standard deviation calculated for the accounts in the composite for the entire year. The "High" dispersion represents the highest return and the "Low" dispersion represents the lowest return.

11. Results shown for the year 1984 represent partial period performance from July 1, 1984 through December 31, 1984.

12. "N.A." is used where information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.

13. Compliance with the AIMR-PPS is currently being verified firmwide by Ashland Partners & Company LLP from April 1, 1995 through December 31, 2004. In addition, a performance examination was conducted on the International Equity Composite beginning July 1, 1984.

14.   Past performance is not indicative of future results.

PRIOR RELATED PERFORMANCE INFORMATION FOR THE CORE EQUITY INVESTMENT MANAGEMENT TEAM

On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund, merged into the Adviser.

Although the Allegiant Small Cap Core Fund has limited prior performance history, the Core Equity Investment Management Team has substantial experience in managing accounts that focus on small cap issuers. The members of the Core Equity Investment Management Team at the Adviser were formerly portfolio managers with Investment Counselors, prior to Investment Counselors' merger into the Adviser. The members of the Core Equity Investment Management Team previously managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional Information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below, which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the Index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

------------------------------------------------------------------------------------------------
  YEAR     ANNUAL                                                           PERCENTAGE
 (AS OF     TOTAL    RUSSELL      NUMBER      COMPOSITE   TOTAL ASSETS AT     OF FIRM     TOTAL
DECEMBER   RETURN     2000          OF       DISPERSION    END OF PERIOD      ASSETS       FIRM
   31)       (%)    INDEX (%)   PORTFOLIOS       (%)         (MILLIONS)         (%)       ASSETS
------------------------------------------------------------------------------------------------
  1995       26.0      28.4         2             0.00           $ 35.0          26      $ 136.4
  1996       23.9      16.5         1             0.00           $ 41.0           8      $ 521.4
  1997       27.9      22.3         2             0.00           $ 62.0          12      $ 512.2
  1998        4.9      -2.6         3             0.32           $ 68.0          11      $ 592.1
  1999       11.9      21.3         2             0.22           $ 65.4          11      $ 591.0
  2000        3.4      -3.0         2             0.16           $ 36.4           7      $ 527.3
  2001       -4.6       2.5         2             0.06           $ 34.5           9      $ 405.4
  2002      -15.1     -20.5         3             0.15           $ 29.3           8      $ 350.9
  2003       52.2      47.3         3             2.06           $  2.4           1      $ 459.5
  2004      21.43     18.32         5             1.40           $171.3          26      $ 659.9
  2005       ____      ____         _             ____             ____          __         ____
------------------------------------------------------------------------------------------------

ANNUALIZED RETURNS (AS OF DECEMBER 31, 2005)

               INVESTMENT COUNSELORS
             SMALL CAP EQUITY COMPOSITE       RUSSELL 2000 INDEX
             --------------------------       ------------------
1 Year                 ____%                        ____%
5 Year                 ____%                        ____%
10 Year                ____%                        ____%

NOTES:

1. Prior to December 31, 2005, Investment Counselors was an investment management firm that provided investment advisory services to its clients. Investment Counselors was an equity, fixed income and balanced portfolio investment manager that invested solely in U.S.-based securities.

2. The above data is in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

3. The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Allegiant Small Cap Core Fund and include both active and closed accounts.

4. Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

5. There were no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to December 31, 2005 or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

6. Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite included three (3) fee-paying, discretionary accounts over $500,000 that were managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2005 the composite had $____ million in total assets. As of December 31, 2005, Investment Counselors' Small Cap Equity Composite results were 40% of all Investment Counselors' small cap equity portfolios and represented less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS(TM) standards is available upon request by contacting _________ at ________________ or by calling __________

7. AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

8. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

9.    Past performance is no guarantee of future results.

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher A. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Large Cap Core Equity and Large Cap Growth Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation, having investment objectives, policies and strategies that are substantially similar, respectively, to the Allegiant Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Allegiant Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Allegiant, Mr. Eakin co-managed the Similar Growth Fund and Similar Core Equity Fund (each as defined below). Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Allegiant, Mr. Wiles, co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes reinvestment of all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

                           CALENDER YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       1998    1999      2000     2001     2002    2003
Investor Class - Similar Growth Fund   14.83%  52.14%(1)  3.35%   -8.97%  -18.09%  25.41%

Class A - Similar Core Equity Fund     11.88%  24.84%    -1.46%  -10.72%  -14.44%  22.93%

(1) The Investor Class - Similar Growth Fund's calendar year total returns for 1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund name                   Best quarter return   Worst quarter return
--------------------------------------------------------------------------------
Similar Growth Fund         29.98% (4th Q 1999)   -13.18% (2nd Q 2002)
Similar Core Equity Fund    19.95% (4th Q 1999)   -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/Index                                          1 Year   5 Year   Inception

SIMILAR CORE EQUITY FUND(1)
Class A
   Return Before Taxes                              14.68%    1.72%     3.75%
   Return After Taxes on Distributions              14.64%    0.63%     2.75%
   Return After Taxes on Distributions And
   Sale of Fund Shares                               9.57%    0.95%     2.73%
--------------------------------------------------------------------------------
S&P 500 Index(2)(reflects no deduction for fees,
expenses, or taxes)                                 28.67%   -0.57%     4.29%
--------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)             24.80%   -1.08%     3.83%
--------------------------------------------------------------------------------

SIMILAR GROWTH FUND(4)
Investor Class
   Return Before Taxes                              24.16%    8.01%     9.06%
   Return After Taxes on Distributions              24.13%    6.41%     7.58%
   Return After Taxes on Distributions And
   Sale of Fund Shares                              15.70%    6.01%     7.02%
--------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses, or taxes)                                 28.67%   -0.57%     4.29%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(5) (reflects no
deduction for fees, expenses, or taxes)             29.75%   -5.11%     1.49%
--------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)             24.80%   -1.08%     3.83%
--------------------------------------------------------------------------------

(1) The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund, commenced operations on November 3, 1997.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(3) The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.

(4) The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

(5) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

PORTFOLIO MANAGEMENT TEAMS

------------------------------------------------------------------------------------------------------------------------------------
NAME                                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM, POLARIS (SUB-ADVISER)
------------------------------------------------------------------------------------------------------------------------------------
Martin Schulz                                     Mr. Schulz is responsible for the day-to-day management of the growth portion of
Director of International Equity                  the fund.
Investment
Years with the Adviser: 9                         Mr. Schulz has been with the Adviser since 1997.
Industry experience: 12 years

------------------------------------------------------------------------------------------------------------------------------------
Bernard R. Horn, Jr.                              Mr. Horn is responsible for the day-to-day management of the value portion of the
President, Polaris Capital                        fund.
Management, Inc. (sub-adviser)
Years with the Sub-Adviser: 11                    Mr. Horn has been with Polaris, sub-adviser for the International Equity Fund,
Industry experience: 26 years                     since 1995.

------------------------------------------------------------------------------------------------------------------------------------
Sumanta Biswas                                    Mr. Biswas is responsible for research and assisting in management of the value
Assistant Portfolio Manager,                      portion of the fund.
Polaris Capital Management, Inc.
(sub-adviser)                                     Mr. Biswas joined Polaris in 2002. He conducted equity research for Delta Partners
Years with the Sub-Adviser: 4                     of Boston during 2001.
Industry experience: 9 years

------------------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Christopher A. Wiles, CFA                         Shared responsibility for overall management of the fund and decision making on
Managing Senior Director for                      securities entering and leaving the portfolios.
Core and Growth Equity
Years with the Adviser: 2                         Mr. Wiles joined the Adviser in 2004. Mr. Wiles founded Rockhaven Asset Management
Industry experience: 20 years                     in 1997. In 2002, Rockhaven was acquired by Strong Capital Management, Inc. where he served as Senior Portfolio Manager until joining the Adviser.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME                                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
Lawrence E. Eakin, Jr.                            Shared responsibility for overall management of the fund and decision making on
Senior Director of Large Cap                      securities entering and leaving the portfolios.
Growth Equity
Years with the Adviser: 2                         Mr. Eakin joined the Adviser in 2004. From 2002 to 2004, he was a Co-Portfolio
Industry experience: 10 years                     Manager of the Strong Large Company Core Fund and Large Company Growth Fund at
                                                  Strong Capital Management, Inc. Prior to that time, he was with Rockhaven Asset
                                                  Management. He had been with Rockhaven Asset Management since 1997.

------------------------------------------------------------------------------------------------------------------------------------
Michael J. Halloran, CFA                          Responsible for sector analysis.
Large Cap Growth Equity Analyst
Years with the Adviser: 2                         Mr. Halloran joined the Adviser in 2004. He worked at Strong Capital Management,
Industry experience: 6 years                      Inc. as an equity analyst from 2002 to 2004. Prior to that time, he worked at
                                                  Rockhaven Asset Management as an equity analyst. He had been with Rockhaven Asset
                                                  Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Joe Famoso                                        Responsible for analysis in the finance, industrial and basic materials sectors.
Analyst
Years with the Adviser: 2                         Prior to joining the Adviser in 2004, Mr. Famoso served as an analyst with Mellon
Industry experience: 8 years                      Equity Associates. From November 2000 through February 2004, he worked at Strong
                                                  Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Chren, CFA                             Leadership responsibility for the Allegiant Large Cap Value Fund.
Senior Director for Value Investment
Years with the Adviser: 3                         Mr. Chren most recently worked with INVESCO Capital Management where he served as
Industry experience: 21 years                     Partner/Senior Portfolio Manager. He had been with INVESCO Capital Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Edward A. Johnson                                 Day-to-day analysis of current and potential equity investments.
Equity Analyst
Years with the Adviser: 3                         Prior to joining the Adviser, Mr. Johnson was a founding member of Volaris
Industry experience: 9 years                      Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston. He had been with Volaris since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Andrew Shipman, CFA                               Mr. Shipman is responsible for portfolio management of the Allegiant Large Cap
Portfolio Manager                                 Value Fund.
Years with the Adviser: less than 1
Industry Experience: 12 years                     Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005, Mr. Shipman
                                                  served as an Associate Partner/Portfolio Manager at INVESCO Institutional (N.A.),
                                                  Inc. Prior to that, he was an Equity Research Analyst with Credit Suisse First
                                                  Boston (2001).

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                                 Mr. Patel has overall responsibility for quantitative research and portfolio
Director of Structured Equity                     management.
Strategies
Years with the Adviser: 1                         Prior to joining the Adviser in April 2005, Mr. Patel served as Director of
Industry Experience: 11 years                     Quantitative Research at Harris Investment Management, Inc ("HIM"). Mr. Patel had
                                                  been with HIM since 1998.

------------------------------------------------------------------------------------------------------------------------------------
Paul Kleinaitis, CFA                              Mr. Kleinaitis is responsible for portfolio management and investment research.
Senior Portfolio Manager
Years with the Adviser: 1                         Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager
Industry Experience: 19 years                     for HIM. Mr. Kleinaitis had been with HIM since 1999.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME                                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
Rob Roquitte, CFA                                 Mr. Roquitte is responsible for portfolio management.
Senior Portfolio Manager
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Roquitte was a portfolio manager
Industry Experience: 18 years                     for HIM. Mr. Roquitte had been with HIM since 1999.

------------------------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                               Mr. Greiner is responsible for quantitative research and portfolio modeling.
Senior Quantitative Strategist
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior
Industry Experience: 26 years                     quantitative strategist at HIM since 2003. Prior to that, he served as Director of
                                                  Quantitative Research with Clover Capital Management. Mr. Greiner had been with
                                                  Clover Capital Management since 2000.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MID-VALUE EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Santelli, CFA, CPA                     Mr. Santelli is responsible for management of the Allegiant Mid Cap Value Fund.
Senior Director for Value Equity
Investment                                        Mr. Santelli has been with the Adviser since 1995.
Years with the Adviser: 11
Industry experience: 16 years

------------------------------------------------------------------------------------------------------------------------------------
Alex L. Vallecillo, CFA                           Mr. Vallecillo is responsible for management of the Allegiant Mid Cap Value Fund.
Senior Portfolio Manager
Years with the Adviser: 10                        Mr. Vallecillo has been with the Adviser since 1996.
Industry experience: 11 years

------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ANALYSIS MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                                 Mr. Patel has overall responsibility for quantitative research and portfolio
Director of Structured Equity                     management.
Strategies
Years with the Adviser: 1                         Prior to joining the Adviser in April 2005, Mr. Patel served as Director of
Industry Experience: 11 years                     Quantitative Research at HIM. Mr. Patel had been with HIM since 1998.

------------------------------------------------------------------------------------------------------------------------------------
Rita Ontko                                        Ms. Ontko is responsible for analytical support of the fund models.
Quantitative Analyst
Years with the Adviser: 10                        Ms. Ontko has been with the Adviser since 1996.
Industry experience: 12 years

------------------------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                               Mr. Greiner is responsible for quantitative research and portfolio modeling.
Senior Quantitative Strategist
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior
Industry Experience: 26 years                     quantitative strategist at Harris Investment Management, Inc. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital
                                                  Management. Mr. Greiner had been with Clover Capital Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Chen Chen                                         Ms. Chen is responsible for quantitative research, index strategy research, and
Senior Quantitative Analyst                       structured equity research.
Years with the Adviser: less than 1
Industry Experience: 1 year                       Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the
                                                  University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms.
                                                  Chen earned her doctorate in September 2005. Ms. Chen earned a Masters Degree from
                                                  Fudan University in July 2001.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME                                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Gordon A. Johnson                                 Mr. Johnson has overall responsibility for the team's investment operations.
Senior Portfolio Manager
Years with the Adviser: 3                         Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
Industry experience: 21 years                     Johnson was the President and Chief Investment Officer of Investment Counselors,
                                                  the former sub-adviser to the Allegiant Small Cap Core Fund, since 1985.

------------------------------------------------------------------------------------------------------------------------------------
James E. Mineman                                  Mr. Mineman is responsible for coordinating the equity research process for the
Senior Portfolio Manager                          Allegiant Small Cap Core Fund.
Years with the Adviser: 3
Industry experience: 12 years                     Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
                                                  Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

------------------------------------------------------------------------------------------------------------------------------------
Peter A. Roy                                      Mr. Roy is responsible for implementing and managing the investment philosophy.
Senior Investment Analyst
Years with the Adviser: 3                         Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
Industry experience: 9 years                      Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company. From 2000 through 2002, he was pursuing his M.B.A at Washington University's Olin School of Business.

------------------------------------------------------------------------------------------------------------------------------------
Lisa A. Teter                                     Ms. Teter is responsible for portfolio management and trading for the Allegiant
Senior Investment Analyst                         Small Cap Core Fund.
Years with the Adviser: 3
Industry experience: 12 years                     Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Ms.
                                                  Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Brian L. Stine, CFA                               Mr. Stine is responsible for the management of the Aggressive Allocation, Balanced
Investment Strategist                             Allocation and Conservative Allocation Funds.
Years with the Adviser: 2
Industry Experience: 26 years                     Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company. Mr. Stine had been with Smith Graham & Company since
                                                  1993.

------------------------------------------------------------------------------------------------------------------------------------
Crystal Stetzy                                    Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                                  Management Team.
Years with the Adviser: 6
Industry Experience: 6 years                      Ms. Stetzy has been with the Adviser since 2000.

------------------------------------------------------------------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE THROUGH FINANCIAL INSTITUTIONS.

Class I shares may be purchased only through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the "Distributor") to place trades for institutional accounts, broker products or similar products. In order to purchase Class I shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations and may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. The Funds may accept or reject any purchase order.

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE FUND SHARES

                           NEW ACCOUNT SET UP                                          ADDING TO AN EXISTING ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE                                                                              Call our Investor Services Line to purchase
1-800-622-FUND (3863)      Call our Investor Services Line to obtain an application.   additional shares.
------------------------------------------------------------------------------------------------------------------------------------

MAIL                       Complete an application and mail it along with a check      Make your check payable to "Allegiant Funds
                           payable, in U.S. dollars, to "Allegiant Funds (Fund         (Fund Name)." Please include your account
                           Name)."                                                     number on your check and mail it to the
                                                                                       address at the left.
                              Allegiant Funds
                              c/o PFPC Inc.
                              P.O. Box 9795
                              Providence, RI 02940-9795

                           For overnight delivery mail to:

                              Allegiant Funds
                              c/o PFPC Inc.
                              101 Sabin Street
                              Pawtucket, RI 02860-1427

                           Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

------------------------------------------------------------------------------------------------------------------------------------

                           NEW ACCOUNT SET UP                                          ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
WIRE                       To purchase shares by wire, call 1-800-622-FUND (3863) to   Call 1-800-622-FUND (3863) prior to sending
                           set up your account to accommodate wire transactions and    the wire in order to obtain a confirmation
                           to receive a wire control number to be included in the      number and to ensure prompt and accurate
                           body of the wire. Ask your bank to transmit immediately     handling of funds. Ask your bank to
                           available funds by wire in the amount of your purchase to:  transmit immediately available funds by wire as described at the left. Please include
                              PNC Bank, N.A.                                           your account number.
                              Philadelphia, PA
                              ABA #031000053                                           Allegiant and its transfer agent are not
                              DDA #8611711342                                          responsible for the consequences of delays
                              For credit to the Allegiant Funds                        resulting from the banking or Federal
                              Further credit (your name and fund account number)       Reserve Wire system, or from incomplete
                              Confirmation or order number (if applicable)             wiring instructions.

                              Note: Your bank may charge you a fee for this service.

                           Allegiant and its transfer agent are not responsible for
                           the consequences of delays resulting from the banking or
                           Federal Reserve Wire system, or from incomplete wiring
                           instructions.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INTERMEDIARY     You may buy shares through accounts with brokers or other   Please refer to New Account Set Up to the
                           financial institutions that are authorized to place         left.
                           trades in Fund shares for their customers. If you invest
                           through an authorized institution, you will have to
                           follow its procedures. Your broker or institution may
                           charge a fee for its services, in addition to the fees
                           charged by Allegiant. Address correspondence or
                           questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. The Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. The Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized intermediary receives your purchase order in proper form. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by a Fund's Adviser and Fund accountant using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund (including investments in Underlying Allegiant Funds by the Aggressive Allocation Fund and Conservative Allocation
Fund) are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-622-FUND (3863)

Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page ___ "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY

Contact your financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors-- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined after the Fund receives your request. Good order means that your request includes complete information.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)   the NYSE is closed for other than customary weekend and holiday closings;

(c)   the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of one Allegiant Fund for Class I Shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)

Call with your account name, number, and amount of exchange into a new or existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL

Indicate which existing Fund you would like to transfer (you may only exchange within the same share class) and mail to the following address:

      Allegiant Funds
      c/o PFPC Inc
      P.O. Box 9795
      Providence, RI 02940-9795

For overnight delivery mail to:

      Allegiant Funds
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI 02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY

Contact your financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. These restrictions apply uniformly, except in the circumstances set forth below with respect to the redemption fee. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

      o     Reject a purchase or exchange order

      o Delay payment of immediate cash redemption proceeds for up to seven calendar days

      o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

      o     Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' notice before any material change to the exchange privilege is made.

REDEMPTION FEE

The Funds identified below charge a redemption fee of 2.00% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange):

Allegiant International Equity Fund - Class I
Allegiant Multi-Factor Small Cap Core - Class I
Allegiant Multi-Factor Small Cap Growth - Class I
Allegiant Multi-Factor Small Cap Focused Value - Class I
Allegiant Small Cap Core Fund - Class I
Allegiant Small Cap Growth Fund - Class I
Allegiant Multi-Factor Small Cap Value Fund - Class I

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

This redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account. The Funds will act in accordance with their trading limits policy as outlined in the "Purchasing, Selling and Exchanging Fund Shares" section of this prospectus pertaining to suspected short-term trading.

The 2.00% redemption fee will not be charged on the following transactions:

1. Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2. Redemptions requested within 30 days following the death or post-purchase disability of the shareholder;

3. Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

4. Shares acquired through the reinvestment of distributions (dividends and capital gains); and

5. Redemptions in omnibus accounts - including those of affiliates of the Adviser -- where redemptions cannot be tracked to the individual shareholder.

6. Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.05% with respect to the Mid Cap Value Fund;
(iii) 0.03% with respect to the Multi-Factor Mid-Cap Growth, Small Cap Growth and Balanced Allocation Funds; (iv) 0.02% with respect to the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Aggressive Allocation and Conservative Allocation Funds; and (v) 0.05% with respect to each other Equity Fund.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Dividends from net investment income are declared and paid as follows:

FUND NAME
--------------------------------------------------------------------------------
International Equity                                                 Annually
--------------------------------------------------------------------------------
Large Cap Core Equity                                                Quarterly
--------------------------------------------------------------------------------
Large Cap Growth                                                     Annually
--------------------------------------------------------------------------------
Large Cap Value                                                      Quarterly
--------------------------------------------------------------------------------
Mid Cap Value                                                        Annually
--------------------------------------------------------------------------------
Multi-Factor Mid Cap Growth                                          Annually
--------------------------------------------------------------------------------
Multi-Factor Small Cap Core                                          Annually
--------------------------------------------------------------------------------
Multi-Factor Small Cap Focused Value                                 Annually
--------------------------------------------------------------------------------
Multi-Factor Small Cap Growth                                        Annually
--------------------------------------------------------------------------------
Multi-Factor Small Cap Value                                         Annually
--------------------------------------------------------------------------------
S&P 500 Index                                                        Quarterly
--------------------------------------------------------------------------------
Small Cap Core                                                       Annually
--------------------------------------------------------------------------------
Small Cap Growth                                                     Annually
--------------------------------------------------------------------------------
Aggressive Allocation                                                Quarterly
--------------------------------------------------------------------------------
Balanced Allocation                                                  Quarterly
--------------------------------------------------------------------------------
Conservative Allocation                                               Monthly
--------------------------------------------------------------------------------

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day after Allegiant receives your written notice.

TAX ASPECTS OF INVESTING IN THE FUNDS

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Fund distributions attributable to dividends received from certain U.S. and foreign corporations ("qualifying dividends") will also generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. No substantial portion of the distributions from the International Equity Fund will be eligible for the dividends-received deduction.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

SALES OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your Fund shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

FOREIGN TAXES INCURRED BY THE ALLEGIANT INTERNATIONAL EQUITY FUND

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

SUNSET OF TAX PROVISIONS

Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate will increase to 20% and qualifying dividends will be taxed at ordinary income tax rates, rather than at the long-term capital gain rate, for taxable years beginning after December 31, 2010.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

   MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds'. Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The Aggressive Allocation and Conservative Allocation Funds indirectly may be subject to the risks applicable to the Underlying Allegiant Funds in which they may invest (i.e., the Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Multi-Factor Small Cap Value, Allegiant Small Cap Growth, Allegiant Bond, Allegiant Intermediate Bond and Allegiant Money Market Funds). See "Information About the Underlying Allegiant Funds" on page A-_ for information about the principal investment strategies and risks for the Allegiant Bond Fund, Allegiant Intermediate Bond Fund and Allegiant Money Market Fund, which are offered for sale in separate prospectuses.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds'
Statement of Additional Information, which is available on the Funds' website (www.allegiantfunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.

                                                 Emerging               Initial                 Exchange    Fixed
                                                Countries     Equity     Public    Convertible   Traded    Income     Government
                                                Securities  Securities  Offerings  Securities    Funds    Securities  Securities
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL EQUITY FUND                 X           X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE EQUITY FUND                            X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP GROWTH FUND                                 X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE FUND                                  X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE FUND                                    X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND                      X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND                      X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE
FUND                                                            X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND                    X           X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND                     X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX FUND                                    X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE FUND                                   X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND                                 X                                  X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE ALLOCATION FUND                            X                                             X           X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT BALANCED ALLOCATION FUND                              X                       X          X          X           X
--------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE ALLOCATION FUND                          X                                             X           X
--------------------------------------------------------------------------------------------------------------------------------

                                                  Asset-     Mortgage-
                                                  Backed      Backed      Foreign    Derivative
                                                Securities  Securities  Securities  Instruments
-----------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL EQUITY FUND                                         X            X
-----------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE
FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX FUND                                                             X
-----------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE ALLOCATION FUND                X           X           X            X
-----------------------------------------------------------------------------------------------
ALLEGIANT BALANCED ALLOCATION FUND                  X           X           X            X
-----------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE ALLOCATION FUND              X           X           X            X
-----------------------------------------------------------------------------------------------

EMERGING COUNTRIES SECURITIES

The Securities Markets of Asian, Latin, Central, and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

EQUITY SECURITIES

Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

INITIAL PUBLIC OFFERINGS

An IPO is a company's first offering of stock to the public. IPOs involve the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Because the availability of securities listed in an IPO is normally limited, the Adviser may face conflicts of interest in allocating investment opportunities among the Fund and other accounts managed by the Adviser. The Adviser's IPO allocation decisions may be more or less advantageous to the Fund.

CONVERTIBLE SECURITIES

Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

EXCHANGE-TRADED FUNDS

Exchange-traded funds ("ETFs") own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees and other expenses. ETFs include iShares(SM), Standard & Poor's Depositary Receipts(TM) ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES

Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.

ASSET-BACKED SECURITIES

Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

o A Fund may incur substantial costs in connection with conversions between various currencies;

o A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

o Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Investments in foreign securities may take the form of sponsored or unsponsored ADRs. ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs are traded in the United States. Prices of ADRs are quoted in U.S. dollars.

DERIVATIVE INSTRUMENTS

The Fund may invest in derivative instruments, such as options, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

THE FUND OF FUNDS STRUCTURE OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

The Aggressive Allocation Fund and Conservative Allocation Fund are structured as a "fund of funds," which means that each Fund attempts to implement its investment strategies by investing in Underlying Allegiant Funds.

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Allegiant Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Allegiant Funds) is the central theme of Allegiant's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Allegiant Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Allegiant Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

You may invest in the Underlying Allegiant Funds directly. By investing in the Underlying Allegiant Funds indirectly through the Funds, you will incur not only a proportionate share of the expenses of the Underlying Allegiant Funds held by the Funds, but also expenses of the Funds.

Each Underlying Allegiant Fund other than the Bond Fund, Intermediate Bond Fund and Money Market Fund is offered for sale by and described in this prospectus. Please see the following section for a description of the Bond Fund, Intermediate Bond Fund and Money Market Fund, which are offered for sale in separate prospectuses.

INFORMATION ABOUT THE UNDERLYING ALLEGIANT FUNDS

ALLEGIANT BOND FUND

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities ay include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government such as GNMA, FNMA, Freddie Mac and FHLBs as well as obligations issued or guaranteed by the U.S. government, including U.S. treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may invest in derivatives, including options, futures, swaps, options or swaps, structured securities, and other derivative investments, in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

An investment in the Fund carries the following principal risks: market risk, interest rate risk, prepayment/extension risk, credit risk and active trading risk. See "More Information About Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Bond Fund                                 ____%     ____%       ____%
--------------------------------------------------------------------------------

ALLEGIANT INTERMEDIATE BOND FUND

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgrade the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may invest in derivatives, including options, futures, swaps, options or swaps, structured securities and other derivative instruments, in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline or to seek to increase total return. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

An investment in the Fund carries the following principal risks: market risk, interest rate risk, prepayment/extension risk, credit risk and active-trading risk. See "More Information About Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Intermediate Bond Fund                    ____%     ____%       ____%
--------------------------------------------------------------------------------

ALLEGIANT MONEY MARKET FUND

The Fund invests in a variety of high quality, short-term U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

An investment in the Fund carries the following principal risks: interest rate risk, credit risk, counterparty risk and stable NAV risk. See "More Information about Principal Risks."

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005. FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-622-FUND (3863) OR VISIT OUR WEBSITE AT WWW.ALLEGIANTFUNDS.COM. THE FUND'S YIELD APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

--------------------------------------------------------------------------------
CLASS I SHARES                                     1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Money Market Fund                         ____%     ____%       ____%
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund (except the Aggressive Allocation and Conservative Allocation Funds) also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks see the Statement of Additional Information.

SECURITIES LENDING

Each Fund (except the Aggressive Allocation Fund and the Conservative Allocation
Fund) may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS

Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisers believe that these risks can be controlled through careful security selection and monitoring.

FOREIGN SECURITIES

Each Equity Fund may invest in foreign securities. The International Equity Fund invests in foreign securities as part of its principal investment strategy. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500 Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.

MONEY MARKET FUNDS

Allegiant has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by Allegiant are limited to investments in the Allegiant Money Market Fund, in accordance with each such Fund's investment policies.

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by ______________ Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and are incorporated by reference into the Statement of Additional Information.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated.

                                                     Realized and
                            Net Asset       Net       Unrealized     Dividends   Distributions
                              Value,    Investment    Gain (Loss)    from Net      from Net        Net Asset
                            Beginning     Income          on        Investment     Realized      Value, End of    Total
                             of Year      /(Loss)     Investments     Income     Capital Gains       Year        Return+
INTERNATIONAL EQUITY FUND
Class I
2006
2005                          $10.18     $0.13(1)       $ 0.99        $(0.16)       $(0.00)         $11.14         10.99%
2004                            8.05      0.08(1)         2.21         (0.16)        (0.00)          10.18         28.50
2003                            9.75      0.08(1)        (1.75)        (0.03)        (0.00)           8.05        (17.13)
2002                           10.89      0.06(1)        (1.16)        (0.04)        (0.00)           9.75        (10.09)

LARGE CAP CORE EQUITY FUND
Class I
2006
2005                          $10.91     $0.08(1)       $ 0.79        $(0.08)       $(0.16)         $11.54          7.95%
2004                            9.58      0.09(1)         1.33         (0.09)        (0.00)          10.91         14.72
2003                           10.87      0.10(1)        (1.30)        (0.09)        (0.00)           9.58        (10.90)
2002                           12.27      0.05(1)        (1.15)        (0.04)        (0.26)          10.87         (8.99)

LARGE CAP GROWTH FUND
Class I
2006
2005                          $18.71     $0.08(1)       $ 0.51        $(0.00)       $(0.24)         $19.06          3.22%
2004                           17.13      0.02(1)         1.63         (0.07)        (0.00)          18.71          9.64
2003                           19.54      0.06(1)        (2.41)        (0.06)        (0.00)          17.13        (12.03)
2002                           24.36      0.01(1)        (4.62)        (0.00)        (0.21)          19.54        (19.03)

                                                                                             Ratio of Net
                                                          Ratio of Net        Ratio of        Investment
                                           Ratio of        Investment       Expenses to     Income/ (Loss)
                             Net Assets   Expenses to   Income/(Loss) to    Average Net     to Average Net   Portfolio
                            End of Year   Average Net      Average Net     Assets (Before   Assets (Before    Turnover
                               (000)        Assets           Assets         Fee Waivers)     Fee Waivers)      Rate
INTERNATIONAL EQUITY FUND
Class I
2006
2005                         $ 209,121       1.36%            1.27%             1.46%            1.17%          225%
2004                           280,040       1.41             0.74              1.41             0.74           117
2003                           322,284       1.38             1.06              1.38             1.06            90
2002                           517,829       1.34             0.63              1.34             0.63            63

LARGE CAP CORE EQUITY FUND
Class I
2006
2005                         $ 211,478       0.98%            0.66%             0.98%            0.66%           69%
2004                           209,690       0.94             0.81              0.94             0.81           124
2003                           152,055       0.96             1.08              0.96             1.08            68
2002                           141,177       0.97             0.47              0.97             0.47           112

LARGE CAP GROWTH FUND
Class I
2006
2005                         $ 482,538       0.98%            0.38%             0.98%            0.38%           78%
2004                           581,512       0.93             0.09              0.93             0.09           144
2003                           542,371       0.92             0.35              0.92             0.35            65
2002                           699,863       0.92             0.05              0.92             0.05            52

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                                             Realized and
                                    Net Asset       Net       Unrealized     Dividends   Distributions
                                      Value,    Investment    Gain (Loss)    from Net      from Net        Net Asset
                                    Beginning     Income/         on        Investment     Realized      Value, End of    Total
                                     of Year      (Loss)     Investments     Income     Capital Gains       Year        Return+
LARGE CAP VALUE FUND
Class I
2006
2005                                  $16.44    $ 0.26(1)       $ 1.81        $(0.25)       $(0.68)         $17.58         12.74%
2004                                   14.07      0.21(1)         2.38         (0.22)        (0.00)          16.44         18.52
2003                                   15.83      0.21(1)        (1.73)        (0.21)        (0.03)          14.07         (9.46)
2002                                   17.39      0.19(1)        (0.88)        (0.19)        (0.68)          15.83         (3.84)

MID CAP VALUE FUND
Class I
2006
2005                                  $12.54    $ 0.10(1)       $ 2.12        $(0.04)       $(2.25)         $12.47         18.13%
2004                                   10.11      0.04(1)         2.69         (0.07)        (0.23)          12.54         27.24
2003(2)                                10.00      0.07(1)         0.07         (0.03)        (0.00)          10.11          1.38

MULTI-FACTOR MID CAP GROWTH FUND
Class I
2006
2005                                  $ 6.59    $(0.04)(1)      $ 0.37        $(0.00)       $(0.00)         $ 6.92          5.01%
2004                                    5.70     (0.04)(1)        0.93         (0.00)        (0.00)           6.59         15.63
2003                                    6.49     (0.05)(1)       (0.74)        (0.00)        (0.00)           5.70        (12.17)
2002                                    8.08     (0.06)(1)       (1.53)        (0.00)        (0.00)           6.49        (19.68)

                                                                                                      Ratio of Net
                                                                  Ratio of Net        Ratio of         Investment
                                                   Ratio of        Investment       Expenses to     Income/ (Loss) to
                                     Net Assets   Expenses to   Income/(Loss) to    Average Net        Average Net      Portfolio
                                    End of Year   Average Net      Average Net     Assets (Before     Assets (Before     Turnover
                                       (000)        Assets           Assets         Fee Waivers)       Fee Waivers)        Rate
LARGE CAP VALUE FUND
Class I
2006
2005                                  $548,937       0.98%            1.47%            0.98%               1.47%            37%
2004                                   526,031       0.94             1.38             0.94                1.38             47
2003                                   505,108       0.93             1.62             0.93                1.62             34
2002                                   743,804       0.92             1.15             0.92                1.15             39

MID CAP VALUE FUND
Class I
2006
2005                                  $ 45,863       1.02%            0.75%            1.27%               0.50%            75%
2004                                    52,453       1.07             0.36             1.20                0.23             87
2003(2)                                 36,319       0.93             0.89             1.24                0.58             76

MULTI-FACTOR MID CAP GROWTH FUND
Class I
2006
2005                                  $ 13,248       1.07%           (0.62)%           1.40%              (0.95)%          219%
2004                                    67,969       1.13            (0.69)            1.26               (0.82)           228
2003                                    74,852       1.30            (0.92)            1.30               (0.92)            66
2002                                   143,328       1.27            (0.92)            1.27               (0.92)            68

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Mid Cap Value Fund Class I commenced operations on July 1, 2002. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                                             Realized and
                                    Net Asset       Net       Unrealized     Dividends   Distributions
                                      Value,    Investment    Gain (Loss)    from Net       from Net       Net Asset
                                    Beginning     Income/         on        Investment      Realized     Value, End of    Total
                                     of Year      (Loss)      Investments     Income     Capital Gains        Year       Return+
MULTI-FACTOR SMALL CAP CORE FUND
Class I
2006

MULTI-FACTOR SMALL CAP FOCUSED
VALUE FUND
Class I
2006

MULTI-FACTOR SMALL CAP GROWTH
FUND
Class I
2006

MULTI-FACTOR SMALL CAP VALUE FUND
Class I
2006
2005                                 $ 22.18    $ (0.02)(1)     $ 2.83       $ (0.00)       $(4.25)          $20.74        11.61%
2004                                   17.61       0.02(1)        5.13         (0.06)        (0.52)           22.18        29.35
2003                                   20.64       0.08(1)       (2.18)        (0.09)(2)     (0.84)           17.61        (9.69)
2002                                   19.07       0.10(1)        3.38         (0.15)        (1.76)           20.64        19.61

S&P 500 INDEX FUND
Class I
2006
2005                                 $  9.67    $  0.17(1)      $ 0.59       $ (0.17)       $(0.00)          $10.26         7.95%
2004                                    8.30       0.12(1)        1.36         (0.11)        (0.00)            9.67        17.98
2003                                    9.21       0.11(1)       (0.91)        (0.11)        (0.00)            8.30        (8.55)
2002                                   10.84       0.11(1)       (1.63)        (0.11)        (0.00)            9.21       (14.11)

SMALL CAP CORE FUND
Class I
2006
2005                                 $  9.50    $ (0.06)(1)     $ 1.59       $ (0.00)       $(0.00)          $11.03        16.11%
2004(2)                                10.00      (0.01)(1)      (0.49)        (0.00)        (0.00)            9.50        (5.00)

SMALL CAP GROWTH FUND
Class I
2006
2005                                 $  9.09    $ (0.07)(1)     $(0.39)      $ (0.00)       $(0.00)          $ 8.63        (5.06)%
2004                                    7.70      (0.09)(1)       1.48         (0.00)        (0.00)            9.09        18.05
2003                                    9.18      (0.06)(1)      (1.42)        (0.00)        (0.00)            7.70       (16.12)
2002                                   11.56      (0.09)(1)      (2.29)        (0.00)        (0.00)            9.18       (20.59)

                                                                    Ratio of Net        Ratio of         Ratio of Net
                                                      Ratio of       Investment        Expenses to    Investment Income/
                                                    Expenses to   Income/(Loss) to     Average Net    (Loss) to Average    Portfolio
                                   Net Assets End   Average Net     Average Net      Assets (Before   Net Assets (Before   Turnover
                                    of Year (000)      Assets          Assets         Fee Waivers)       Fee Waivers)        Rate
MULTI-FACTOR SMALL CAP CORE FUND
Class I
2006

MULTI-FACTOR SMALL CAP FOCUSED
VALUE FUND
Class I
2006

MULTI-FACTOR SMALL CAP GROWTH
FUND
Class I
2006

MULTI-FACTOR SMALL CAP VALUE FUND
Class I
2006
2005                                  $ 767,302         1.22%           (0.08)%            1.22%            (0.08)%           103%
2004                                    831,470         1.18             0.07              1.18              0.07             116
2003                                    773,213         1.20             0.48              1.20              0.48             127
2002                                    932,705         1.16             0.54              1.16              0.54             106

S&P 500 INDEX FUND
Class I
2006
2005                                  $ 339,817         0.36%            1.73%             0.51%             1.58%             30%
2004                                    387,699         0.34             1.32              0.49              1.17               1
2003                                    281,426         0.35             1.43              0.50              1.28               7
2002                                    311,120         0.33             1.09              0.48              0.94               4

SMALL CAP CORE FUND
Class I
2006
2005                                  $ 151,633         1.23%           (0.61)%            1.23%            (0.61)%            54%
2004(2)                                  28,986         1.31            (0.67)             1.31             (0.67)              4

SMALL CAP GROWTH FUND
Class I
2006
2005                                  $  28,035         1.32%           (0.82)%            1.43%            (0.93)%           280%
2004                                    134,244         1.23            (1.02)             1.23             (1.02)            340
2003                                    156,646         1.29            (0.92)             1.29             (0.92)            119
2002                                    268,485         1.24            (0.88)             1.24             (0.88)            122

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Small Cap Core Fund Class I commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                 Net Asset      Net        Realized and     Dividends   Distributions
                                   Value,    Investment     Unrealized      from Net       from Net       Net Asset
                                 Beginning    Income/     Gain (Loss) on   Investment      Realized     Value, End of    Total
                                  of Year      (Loss)      Investments       Income     Capital Gains       Year        Return+
AGGRESSIVE ALLOCATION FUND
Class I
2006
2005                              $  9.26     $0.08(1)       $ 0.57         $(0.07)        $(0.00)         $  9.84         7.00%
2004                                 8.23      0.07(1)         1.00          (0.04)         (0.00)            9.26        12.98
2003                                 9.08      0.02(1)        (0.80)         (0.07)(2)      (0.00)            8.23        (8.56)
2002                                 9.95      0.10(1)        (0.82)         (0.15)(3)      (0.00)            9.08        (7.26)

BALANCED ALLOCATION FUND
Class I
2006
2005                              $  9.35     $0.14(1)       $ 0.61         $(0.15)        $(0.00)         $  9.95         8.01%
2004                                 8.44      0.11(1)         0.89          (0.09)         (0.00)            9.35        11.93
2003                                 9.01      0.13(1)        (0.55)         (0.15)         (0.00)            8.44        (4.58)
2002(4)                              9.72      0.20(1)        (0.71)         (0.20)         (0.00)            9.01        (5.27)

CONSERVATIVE ALLOCATION FUND
Class I
2006
2005                              $ 10.00     $0.20(1)       $ 0.37         $(0.19)        $(0.00)         $ 10.38         5.72%
2004                                 9.57      0.18(1)         0.40          (0.15)         (0.00)           10.00         6.13
2003                                 9.66      0.17(1)        (0.07)         (0.19)(5)      (0.00)            9.57         1.15
2002                                10.04      0.26(1)        (0.36)         (0.28)         (0.00)            9.66        (0.97)

                                                                  Ratio of Net        Ratio of          Ratio of Net
                                                    Ratio of       Investment        Expenses to     Investment Income/
                                                  Expenses to   Income/(Loss) to     Average Net      (Loss) to Average    Portfolio
                                 Net Assets End   Average Net      Average Net     Assets (Before    Net Assets (Before    Turnover
                                 of Year (000)     Assets++         Assets++        Fee Waivers)++     Fee Waivers)++       Rate+++
AGGRESSIVE ALLOCATION FUND
Class I
2006
2005                               $  6,687           0.30%           0.87%              0.55%               0.62%            18%
2004                                  6,592           0.30            0.61               0.55                0.36             42
2003                                  2,361           0.88            0.23               1.13               (0.02)            78
2002                                  2,854           1.12            1.15               1.37                0.90             40

BALANCED ALLOCATION FUND
Class I
2006
2005                               $133,954           1.06%           1.49%              1.06%               1.49%           201%
2004                                136,752           0.98            1.15               0.98                1.15            230
2003                                120,329           1.09            1.63               1.09                1.63            171
2002(4)                             157,660           1.00            2.13               1.00                2.13            106

CONSERVATIVE ALLOCATION FUND
Class I
2006
2005                               $  5,329           0.27%           1.92%              0.52%               1.67%            18%
2004                                  4,929           0.28            1.71               0.53                1.46             27
2003                                  2,820           0.70            1.83               0.95                1.58             38
2002                                  2,752           1.02            2.68               1.27                2.43             27

+     Total return excludes sales charge.

++ Does not include income or expenses of the investment companies in which Aggressive Allocation and Conservative Allocation Funds invest.

+++ Due to its investment strategy, Balanced Allocation Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.07) for Class I for the Aggressive Allocation Fund.

(3) Includes a tax return of capital of $(0.04) for Class I for the Aggressive Allocation Fund

(4) As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and an increase in the Ratio of Net Investment Income to Average Net Assets of 0.02%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(5) Includes a tax return of capital of $(0.03) for Class I for the Conservative Allocation Fund.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

      The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

      Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

      WHAT INFORMATION WE COLLECT

      "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

      We may collect nonpublic personal information about you from the following sources:

   o Information that you provide to us, such as on applications or other forms, or

   o  Information about your transactions with us

      OUR SECURITY PROCEDURES

      To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

      WHAT INFORMATION WE DISCLOSE

      Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

      Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

      We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

      ALLEGIANT FUNDS' PLEDGE TO YOU

      We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                      KELLEY J. BRENNAN
CHAIRMAN                                             Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                            JOHN F. DURKOTT
   Commercial Metals Company                         President and Chief Executive Officer,
   Strategic Distribution, Inc.                         Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                                   RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL   Garvice D. Kincaid Professor of Finance and Dean
OFFICER                                                 Emeritus, Gatton College of Business and
Executive Vice President and Chief Investment           Economics, University of Kentucky
   Officer, National City Corporation
                                                     GERALD L. GHERLEIN
DOROTHY A. BERRY                                     Retired Executive Vice President and
President, Talon Industries, Inc.                       General Counsel, Eaton Corporation
   Chairman and Director:
   Professionally Managed Portfolios                 DALE C. LAPORTE
                                                     Senior Vice President and General Counsel,
JOHN G. BREEN                                           Invacare Corp.
Retired Chairman and Chief Executive Officer,
   The Sherwin Williams Co.                          KATHLEEN A. OBERT
Director:                                            Chairman and Chief Executive Officer,
   Goodyear Tire & Rubber Co.                           Edward Howard & Co.
   The Stanley Works

  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.

                                                            [ALLEGIANT(SM) LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
Allegiant Funds
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416

[ALLEGIANT(SM) LOGO]

www.allegiantfunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                        I SHARES

                                                                 OCTOBER 1, 2006

FIXED INCOME FUNDS
Bond Fund
Government Mortgage Fund
Intermediate Bond Fund
Limited Maturity Bond Fund
Total Return Advantage Fund
Ultra Short Bond Fund

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund

Michigan Intermediate
Municipal Bond Fund

Ohio Intermediate
Tax Exempt Bond Fund

Pennsylvania Intermediate
Municipal Bond Fund


                   THE SECURITIES AND EXCHANGE COMMISSION      [GRAPHIC OMITTED]
         HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES         ALLEGIANT
          OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS



Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class I Shares of the Funds before investing. Allegiant also offers Class I Shares of Allegiant Equity, Asset Allocation and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
RISK/RETURN INFORMATION COMMON TO THE FUNDS..................................__
FIXED INCOME FUNDS
     ALLEGIANT BOND FUND.....................................................__
     ALLEGIANT GOVERNMENT MORTGAGE FUND......................................__
     ALLEGIANT INTERMEDIATE BOND FUND........................................__
     ALLEGIANT LIMITED MATURITY BOND FUND....................................__
     ALLEGIANT TOTAL RETURN ADVANTAGE FUND...................................__
     ALLEGIANT ULTRA SHORT BOND FUND.........................................__
TAX FREE BOND FUNDS
     ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND.............................__
     ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND.....................__
     ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND........................__
     ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND.................__
MORE INFORMATION ABOUT PRINCIPAL RISKS.......................................__
INVESTMENT ADVISER AND INVESTMENT TEAMS.....................................___
PURCHASING, SELLING AND EXCHANGING FUND SHARES..............................___
DISTRIBUTION PLAN...........................................................___
DIVIDENDS AND TAXES.........................................................___
APPENDIX A
     MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES..................__
     MORE INFORMATION ABOUT FUND INVESTMENTS................................___
APPENDIX B
     FINANCIAL HIGHLIGHTS...................................................___

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of a Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. A Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

FIXED INCOME FUNDS

ALLEGIANT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income as well as preservation
                                          of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in investment grade fixed
                                          income securities, while maintaining a
                                          dollar-weighted average maturity of
                                          between four and twelve years

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          prepayment/extension risk, credit
                                          risk, active trading risk, derivatives
                                          risk

TICKER SYMBOL                             AIGIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Bank ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 9, 2000 represents performance of the Parkstone Bond Fund which was reorganized into the Allegiant Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996      1997     1998      1999       2000       2001       2002       2003        2004       2005
3.47%     9.22%    7.58%    -1.80%      7.53%      7.42%      10.11%     4.05%       3.78%      2.19%

Best Quarter          4.51%    (09/30/02)
Worst Quarter        -2.49%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.81%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------- ------------ ------------ -------------
CLASS I SHARES                                    1 YEAR       5 YEARS      10 YEARS
---------------------------------------------- ------------ ------------ -------------
Allegiant Bond Fund

       Returns Before Taxes                        2.19%        5.47%        5.30%

       Returns After Taxes on
       Distributions(1)                            0.69%        3.69%        3.16%

       Returns After Taxes on Distributions
       and Sale of Fund Shares(1)                  1.42%        3.60%        3.18%
---------------------------------------------- ------------ ------------ -------------
Lehman Brothers U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                             2.43%        5.87%        6.16%
---------------------------------------------- ------------ ------------ -------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES
See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT GOVERNMENT MORTGAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income as well as preservation
                                          of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in mortgage-related
                                          securities issued or guaranteed by the
                                          U.S. government, while maintaining a
                                          dollar-weighted average maturity of
                                          between three and ten years

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          prepayment/extension risk, credit
                                          risk, active trading risk

TICKER SYMBOL                             AUSIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of mortgage-related securities issued or guaranteed by the U.S. government. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone U.S. Government Income Fund which was reorganized into the Allegiant Government Mortgage Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997      1998       1999       2000        2001        2002       2003       2004        2005
4.70%         8.11%     7.08%      1.23%      10.30%      7.61%       8.19%      2.13%      4.20%       2.22%

Best Quarter          3.70%    (09/30/01)
Worst Quarter        -1.19%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.14%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------- --------------- ------------ --------------------
CLASS I SHARES                                                  1 YEAR         5 YEARS        10 YEARS
----------------------------------------------------------- --------------- ------------ --------------------
Allegiant Government Mortgage Fund

       Returns Before Taxes                                     2.22%           4.84%           5.53%

       Returns After Taxes on
       Distributions(1)                                         0.52%           3.00%           3.19%

       Returns After Taxes on
       Distributions and Sale of Fund Shares(1)                 1.44%           3.03%           3.25%
----------------------------------------------------------- --------------- ------------ --------------------
Lehman Brothers Mortgage-Backed Securities Index(2)
(reflects no deduction for fees, expenses or taxes)             2.61%           5.44%           6.17%
----------------------------------------------------------- --------------- ------------ --------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers Mortgage-Backed Securities Index is a widely-recognized, unmanaged index of mortgage-backed securities issued by GNMA, Freddie Mac, and FNMA. All securities in the index are rated AAA, with maturities of at least one year.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      High current income as well as
                                          preservation of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in investment grade fixed
                                          income securities, while maintaining a
                                          dollar-weighted average maturity of
                                          between three and ten years

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          prepayment/extension risk, credit
                                          risk, active trading risk, derivatives
                                          risk

TICKER SYMBOL                             AFIIX

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity."

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997       1998      1999       2000       2001       2002      2003       2004       2005
3.12%         6.94%      7.91%     -0.04%     6.78%      7.97%      9.84%     4.10%      2.73%      1.35%

Best Quarter          4.77%    (09/30/02)
Worst Quarter        -2.39%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.26%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

  -------------------------------------------------- -------------- --------------- ---------------

  CLASS I SHARES                                         1 YEAR         5 YEARS         10 YEARS
  -------------------------------------------------- -------------- --------------- ---------------
  Allegiant Intermediate Bond Fund

         Returns Before Taxes                             1.35%          5.15%           5.02%

         Returns After Taxes on Distributions(1)          0.02%          3.55%           3.01%

         Returns After Taxes on Distributions and
         Sale of Fund Shares(1)                           0.87%          3.44%           3.02%
   -------------------------------------------------- -------------- --------------- ---------------
  Lehman Brothers Intermediate U.S.
  Government/Credit Bond Index(2)
  (reflects no deduction for fees, expenses or
  taxes)                                                  1.58%          5.50%           5.80%
  -------------------------------------------------- -------------- --------------- ---------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate-term bonds.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income as well as preservation
                                          of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in investment grade fixed
                                          income securities, while maintaining a
                                          dollar-weighted average maturity of
                                          between one and five years

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          prepayment/extension risk, credit
                                          risk, active trading risk

TICKER SYMBOL                             AINIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from one to five years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
5.29%         6.43%       6.58%      3.20%       4.49%       9.20%       5.46%      2.33%       0.99%       1.78%

Best Quarter          3.62%    (03/31/01)
Worst Quarter        -1.14%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.24%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

------------------------------------------------------- -------------- ------------- ---------------
CLASS I SHARES                                              1 YEAR        5 YEARS       10 YEARS
------------------------------------------------------- -------------- ------------- ---------------
Allegiant Limited Maturity Bond Fund

     Returns Before Taxes                                    1.78%         3.91%         4.55%

     Returns After Taxes on Distributions(1)                 0.66%         2.52%         2.64%

     Returns After Taxes on Distributions and Sale of
     Fund Shares(1)                                          1.16%         2.50%         2.69%
------------------------------------------------------- -------------- ------------- ---------------
Merrill Lynch 1-3 Year U.S. Corporate/Government
Index(2)
(reflects no deduction for fees, expenses or taxes)          1.75%         4.06%         5.03%
------------------------------------------------------- -------------- ------------- ---------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted, unmanaged index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income as well as preservation
                                          of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in investment grade fixed
                                          income securities, while maintaining a
                                          dollar-weighted average maturity of
                                          between four and twelve years

PRINCIPAL RISKS                           Market risk, credit risk, interest
                                          rate risk, prepayment/extension risk,
                                          active trading risk, derivatives risk

TICKER SYMBOL                             ATRIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund does not intend to invest in junk bonds rated by Standard & Poor's at the time of purchase below C or that are of equivalent quality as determined by the Adviser. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
3.11%         8.91%       9.05%      -2.95%      12.38%      7.28%       11.09%     5.12%       3.90%       2.49%

Best Quarter         5.71%    (09/30/02)
Worst Quarter       -3.04%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -1.14%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

---------------------------------------------------- ------------- -------------- -------------------
CLASS I SHARES                                           1 YEAR        5 YEARS         10 YEARS
---------------------------------------------------- ------------- -------------- -------------------
Allegiant Total Return Advantage Fund

       Returns Before Taxes                              2.49%          5.93%           5.95%

       Returns After Taxes on Distributions(1)           0.99%          3.95%           3.58%

       Returns After Taxes on Distributions and
       Sale of Fund Shares(1)                            1.74%          3.93%           3.62%
---------------------------------------------------- ------------- -------------- -------------------
Lehman Brothers U.S. Government/Credit Bond
Index(2)
(reflects no deduction for fees, expenses or taxes)      2.37%          6.11%           6.17%
---------------------------------------------------- ------------- -------------- -------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers U.S. Government/Credit Bond Index is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT ULTRA SHORT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      High current income while preserving
                                          capital

PRINCIPAL INVESTMENT STRATEGY             Investing in high-quality fixed income
                                          securities with an average maturity of
                                          less than 18 months

PRINCIPAL RISKS                           Market risk, credit risk, interest
                                          rate risk, prepayment/extension risk,
                                          active trading risk

TICKER SYMBOL                             ASDIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of high-quality fixed income securities with an average maturity of less than 18 months. The Fund intends to maintain an average portfolio duration that will not exceed 18 months. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of either an expected increase or decrease in interest rates.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
2003          2004        2005
1.76%         1.05%       2.24%

Best Quarter          0.84%    (06/30/05)
Worst Quarter        -0.25%    (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.68%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------- --------------- --------------- ------------------
                                                                              SINCE      DATE OF INCEPTION
CLASS I SHARES                                                1 YEAR        INCEPTION
-------------------------------------------------------- --------------- --------------- ------------------
Allegiant Ultra Short Bond Fund                                                                  12/2/02

       Returns Before Taxes                                   2.24%           1.81%

       Returns After Taxes on Distributions(1)                1.13%           1.01%

       Returns After Taxes on Distributions and Sale
       of Fund Shares(1)                                      1.45%           1.08%
-------------------------------------------------------- --------------- --------------- ------------------
Merrill Lynch 1 Year U.S. Treasury Index(2)
(reflects no deduction for fees, expenses or taxes            1.75%            ___%       Since 11/30/02
-------------------------------------------------------- --------------- --------------- ------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.


FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.


SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                              GOVERNMENT      INTERMEDIATE
                                                             BOND FUND      MORTGAGE FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                  None              None             None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)                                               None              None             None
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage of
offering price)                                                None              None             None
-------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if         None              None             None
applicable)
-------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None              None             None
-------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees*                                      0.55%             0.55%             0.55%
Distribution (12b-1) Fees(1)                                   0.03%             0.03%             0.03%
Other Expenses                                                 _.__%             _.__%             _.__%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*                          _.__%             _.__%             _.__%
-------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                        GOVERNMENT
                                                         MORTGAGE   INTERMEDIATE
                                            BOND FUND      FUND       BOND FUND
  ------------------------------------------------------------------------------
  Investment Advisory Fees                     0.45%        0.40%        0.40%
  ------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses         _.__%        _.__%        _.__%
  ------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
                                                           LIMITED MATURITY    TOTAL RETURN     ULTRA SHORT
                                                               BOND FUND      ADVANTAGE FUND     BOND FUND
---------------------------------------------------------- ----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                    None              None             None
---------------------------------------------------------- ----------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)                                                 None              None             None
---------------------------------------------------------- ----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage of
offering price)                                                  None              None             None
---------------------------------------------------------- ----------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if           None              None             None
applicable)
---------------------------------------------------------- ----------------------------------------------------
Exchange Fee                                                     None              None             None
---------------------------------------------------------- ----------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees*                                        0.45%             0.55%             0.40%
---------------------------------------------------------- ----------------------------------------------------
Distribution (12b-1) Fees(1)                                     0.03%             0.03%             0.02%
---------------------------------------------------------- ----------------------------------------------------
Other Expenses                                                    ___%              ___%              ___%
---------------------------------------------------------- ----------------------------------------------------
Total Annual Fund Operating Expenses*                             ___%              ___%              ___%
---------------------------------------------------------- ----------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at anytime. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                        LIMITED MATURITY    TOTAL RETURN   ULTRA SHORT BOND
                                            BOND FUND      ADVANTAGE FUND        FUND
  -------------------------------------------------------------------------------------------
  Investment Advisory Fees                     0.35%             0.40%            0.20%
  -------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses         _.__%             _.__%            _.__%
  -------------------------------------------------------------------------------------------

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                      ------    -------    -------    --------
BOND FUND                             $___        $___        $___       $___
GOVERNMENT MORTGAGE FUND              $___        $___        $___       $___
INTERMEDIATE BOND FUND                $___        $___        $___       $___
LIMITED MATURITY BOND FUND            $___        $___        $___       $___
TOTAL RETURN ADVANTAGE FUND           $___        $___        $___       $___
ULTRA SHORT BOND FUND                 $___        $___        $___       $___

TAX FREE BOND FUNDS

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income exempt from federal
                                          income tax as is consistent with
                                          conservation of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal income tax

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          credit risk

TICKER SYMBOL                             ANTIX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The performance of Class I Shares of the Allegiant Intermediate Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Intermediate Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Intermediate Tax Exempt Bond Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Intermediate Tax Exempt Bond Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Intermediate Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Intermediate Tax Exempt Bond Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997       1998      1999       2000      2001       2002       2003       2004       2005
-1.07%        6.57%      5.95%     -1.12%     8.99%     4.52%      8.54%      3.99%      2.21%      1.72%

Best Quarter         3.74%            (06/30/02)
Worst Quarter       -2.11%            (06/30/04)



The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.27%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

---------------------------------------- ----------- ------------ ------------ --------------------- ---------------------
                                                                                                           DATE OF
                                                                                SINCE COMMENCEMENT     COMMENCEMENT AS
CLASS I SHARES                              1 YEAR      5 YEARS     10 YEARS    AS REGISTERED FUND     REGISTERED FUND
---------------------------------------- ----------- ------------ ------------ --------------------- ---------------------
Allegiant Intermediate Tax Exempt Bond Fund                                                                 4/9/98

    Returns Before Taxes                    1.72%        4.17%       N/A(1)           4.31%

    Returns After Taxes on
    Distributions(2)                        1.72%        4.17%       N/A(3)           4.30%

    Returns After Taxes on
    Distributions and Sale of Fund
    Shares(2)                               2.48%        4.16%       N/A(3)           4.30%
---------------------------------------- ----------- ------------ ------------ --------------------- ---------------------
Lehman Brothers 7-Year Municipal Bond
Index(4)
(reflects no deduction for fees,
expenses or taxes)                          1.72%        5.13%        5.26%            __%              Since 3/31/98
---------------------------------------- ----------- ------------ ------------ --------------------- ---------------------

(1) Performance for periods prior to the Fund's commencement of operations as a registered mutual fund reflects performance of the predecessor common trust fund described above.

(2) After-tax returns are shown only since the Fund commenced operations as a registered mutual fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(3) After-tax returns for periods prior to commencement of operations as a registered mutual fund are not available.

(4) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income exempt from regular
                                          federal income tax and, to the extent
                                          possible, from Michigan personal
                                          income tax, as is consistent with
                                          conservation of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal and Michigan personal income
                                          taxes

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          credit risk, single state risk,
                                          non-diversification risk

TICKER SYMBOL                             AMMIX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund which was reorganized into the Allegiant Michigan Intermediate Municipal Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997      1998       1999       2000      2001       2002       2003       2004       2005
3.03%         7.19%     5.00%      -1.34%     8.90%     4.62%      8.33%      4.09%      1.84%      1.16%

Best Quarter          3.81%            (06/30/02)
Worst Quarter        -1.95%            (06/30/99)



The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.33%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

  -------------------------------------------------- ------------- -------------- -------------
  CLASS I SHARES                                         1 YEAR        5 YEARS       10 YEARS
  -------------------------------------------------- ------------- -------------- -------------
  Allegiant Michigan Intermediate Municipal Bond Fund

       Returns Before Taxes                              1.16%          3.98%         4.24%

       Returns After Taxes on Distributions(1)           1.10%          3.94%         4.18%

       Returns After Taxes on Distributions and
       Sale of Fund Shares(1)                            2.40%          4.05%         4.26%
  -------------------------------------------------- ------------- -------------- -------------
  Lehman Brothers 7-Year Municipal Bond Index(2)
  (reflects no deduction for fees, expenses or
  taxes)                                                 1.72%          5.13%         5.26%
  -------------------------------------------------- ------------- -------------- -------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income exempt from regular
                                          federal income tax and, to the extent
                                          possible, from Ohio personal income
                                          tax, as is consistent with
                                          conservation of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal income and Ohio personal
                                          income taxes

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          credit risk, single state risk,
                                          non-diversification risk

TICKER SYMBOL                             AOHIX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes ("Ohio municipal bonds"). Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997      1998       1999       2000      2001       2002       2003       2004       2005
3.93%         7.24%     5.44%      -1.11%     8.77%     4.46%      8.79%      3.77%      2.08%      1.61%

Best Quarter          3.79%            (06/30/02)
Worst Quarter        -1.92%            (06/30/99)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.16%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

------------------------------------------------- ------------- ------------ ----------------
CLASS I SHARES                                        1 YEAR       5 YEARS       10 YEARS
------------------------------------------------- ------------- ------------ ----------------
Allegiant Ohio Intermediate Tax Exempt Bond Fund

       Returns Before Taxes                           1.61%         4.11%          4.45%

       Returns After Taxes on
       Distributions(1)                               1.61%         4.11%          4.45%

       Returns After Taxes on
       Distributions and Sale of Fund Shares(1)       2.37%         4.10%          4.44%
------------------------------------------------- ------------- ------------ ----------------
Lehman Brothers 7-Year Municipal Bond Index(2)
(reflects no deduction for fees, expenses or
taxes)                                                1.72%         5.13%          5.26%
------------------------------------------------- ------------- ------------ ----------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                      Current income exempt from regular
                                          federal income tax and, to the extent
                                          possible, from Pennsylvania personal
                                          income tax, as is consistent with
                                          conservation of capital

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal and Pennsylvania personal
                                          income taxes

PRINCIPAL RISKS                           Market risk, interest rate risk,
                                          credit risk, single state risk,
                                          non-diversification risk

TICKER SYMBOL                             APMIX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Pennsylvania municipal bonds"). The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
3.91%         6.94%       5.62%      -0.96%      8.77%       4.44%       8.20%      3.89%       2.02%       1.65%

Best Quarter         3.86%            (09/30/02)
Worst Quarter       -2.12%            (06/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was -0.34%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

---------------------------------------------------- ------------------ ---------------- ------------------
CLASS I SHARES                                            1 YEAR            5 YEARS           10 YEARS
---------------------------------------------------- ------------------ ---------------- ------------------
Allegiant Pennsylvania Intermediate Municipal Bond Fund

     Returns Before Taxes                                  1.65%             4.01%             4.41%

     Returns After Taxes on Distributions(1)               1.65%             4.01%             4.39%

     Returns After Taxes on Distributions and Sale
     of Fund Shares(1)                                     2.32%             4.00%             4.38%
---------------------------------------------------- ------------------ ---------------- ------------------
Lehman Brothers 7-Year Municipal Bond Index(2)
(reflects no deduction for fees, expenses or taxes)        1.72%             5.13%             5.26%
---------------------------------------------------- ------------------ ---------------- ------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                       MICHIGAN                         PENNSYLVANIA
                                                                     INTERMEDIATE          OHIO         INTERMEDIATE
                                                  INTERMEDIATE TAX  MUNICIPAL BOND   INTERMEDIATE TAX  MUNICIPAL BOND
                                                  EXEMPT BOND FUND       FUND        EXEMPT BOND FUND       FUND
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                     None             None              None             None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                          None             None              None             None
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a
percentage of offering price)                           None             None              None             None
-----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                None             None              None             None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None             None              None             None
-----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees*                              0.55%             0.55%              0.55%             0.55%
Distribution (12b-1) Fees(1)                           0.03%             0.03%              0.03%             0.02%
Other Expenses                                         _.__%             _.__%              _.__%             _.__%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*                  _.__%             _.__%              _.__%             _.__%
-----------------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at anytime. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                              MICHIGAN           OHIO          PENNSYLVANIA
                                           INTERMEDIATE     INTERMEDIATE    INTERMEDIATE TAX   INTERMEDIATE
                                            TAX EXEMPT        MUNICIPAL         EXEMPT          MUNICIPAL
                                             BOND FUND        BOND FUND        BOND FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                       0.40%             0.40%           0.40%             0.40%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           _.__%             _.__%           _.__%             _.__%
-----------------------------------------------------------------------------------------------------------

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in Allegiant Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
INTERMEDIATE TAX EXEMPT BOND FUND            $___      $___       $___     $___
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND    $___      $___       $___     $___
OHIO INTERMEDIATE TAX EXEMPT BOND FUND       $___      $___       $___     $___
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND     $___      $___       $___     $___
FUND

 MORE INFORMATION ABOUT PRINCIPAL RISKS

--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
                                                                                   NON-       PRE-
                             ACTIVE                         INTEREST            DIVERSIFI-  PAYMENT/   SINGLE
                             TRADING    CREDIT   DERIVATIVE   RATE      MARKET    CATION   EXTENSION   STATE
                              RISK       RISK       RISK      RISK       RISK      RISK      RISK       RISK
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
FIXED INCOME FUNDS
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Bond Fund                   o          o         o          o         o                    o
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Government Mortgage         o          o                    o         o                    o
   Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Intermediate Bond Fund      o          o         o          o         o                    o
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Limited Maturity Bond       o          o                    o         o                    o
   Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Total Return Advantage      o          o         o          o         o                    o
   Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Ultra Short Bond Fund       o          o                    o         o                    o
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
TAX FREE BOND FUNDS
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Intermediate Tax                       o                    o         o
   Exempt Bond Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Michigan Intermediate                  o                    o         o         o                    o
   Municipal Bond Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Ohio Intermediate Tax                  o                    o         o         o                    o
   Exempt Bond Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
   Pennsylvania
   Intermediate Municipal                 o                    o         o         o                    o
   Bond Fund
--------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the results may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as "GNMA", are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as "FNMA", "Freddie Mac" and "FHLBs", are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For the Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. For the Total Return Advantage Fund and Bond Fund, junk bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

DERIVATIVES RISK. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates.

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Government Mortgage Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Intermediate Tax Exempt Bond Fund is also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond
Funds are also subject to the risk that the relevant state-specific municipal securities in which they invest may underperform other segments of the fixed income markets or the fixed income markets as a whole.

NON-DIVERSIFICATION RISK. The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds are non-diversified, which means that it the Funds may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

SINGLE STATE RISK. A Fund's focus on investments in securities of issuers located in Michigan (in the case of the Michigan Intermediate Municipal Bond
Fund), Ohio (in the case of the Ohio Intermediate Tax Exempt Bond Fund) and Pennsylvania (in the case of the Pennsylvania Intermediate Municipal Bond Fund) leaves each Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated.

For additional information about risks, see "More Information About Principal Investment Strategies." in Appendix A.

INVESTMENT ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006:

------------------------------------------ ------------------------------------- -----------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                               ENDED MAY 31, 2006
------------------------------------------ ------------------------------------- -----------------------------------
Bond Fund                                  Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Government Mortgage Fund                   Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Bond Fund                     Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Limited Maturity Bond Fund                 Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Total Return Advantage Fund                Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Ultra Short Bond Fund                      Taxable Fixed Income Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Tax Exempt Bond Fund          Municipal Fixed Income Team
------------------------------------------ ------------------------------------- -----------------------------------
Michigan Intermediate Municipal Bond Fund  Municipal Fixed Income Team
------------------------------------------ ------------------------------------- -----------------------------------
Ohio Intermediate Tax Exempt Bond Fund     Municipal Fixed Income Team
------------------------------------------ ------------------------------------- -----------------------------------
Pennsylvania Intermediate Municipal Bond
Fund                                       Municipal Fixed Income Team
------------------------------------------ ------------------------------------- -----------------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2005.

  PORTFOLIO MANAGEMENT TEAMS

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business experience
-------------------------------------------------------------------------------------------------------------------
TAXABLE FIXED INCOME MANAGEMENT TEAM
-------------------------------------- ----------------------------------------------------------------------------
Andrew Harding                         Mr. Harding has primary responsibility for taxable fixed income strategy
Senior Director for Taxable Fixed      and performance at the Adviser.
Income Investments
Years with the Adviser: 6              Mr. Harding has been with the Adviser since 2000.
Industry experience:  26 years
-------------------------------------- ----------------------------------------------------------------------------
Cynthia D. Cole                        Ms. Cole is primarily responsible for analyzing and recommending corporate
Director of Corporate Bond Investment  sector investments.
Years with the Adviser: 7
Industry experience:  21 years         Ms. Cole has been with the Adviser since 1999.
-------------------------------------- ----------------------------------------------------------------------------
Timothy Compan, Jr., CFA               Mr. Compan has responsibility for corporate bond portfolio management and
Corporate Bond Specialist              trading.
Years with the Adviser: 3
Industry experience:  6 years          Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P. Mr. Compan had been with
                                       Goldman Sachs Asset Management, L.P. since 1999.
-------------------------------------- ----------------------------------------------------------------------------
Matthew Downing                        Mr. Downing has responsibility for fixed income security and portfolio
Fixed Income Analyst                   research.
Years with the Adviser: 5
Industry experience:  6 years          Prior to joining the Adviser in 2001, Mr. Downing was a consultant with
                                       FutureNext Consulting.  Mr. Downing had been with FutureNext since 2000.
-------------------------------------- ----------------------------------------------------------------------------
Mark Lozina, CFA                       Mr. Lozina has day-to-day responsibility for fixed income security and
Fixed Income Analyst                   portfolio research.
Years with the Adviser: 4
Industry experience:  11 years         Prior to joining the Adviser in 2002, Mr. Lozina was with National City
                                       Corporation's Equity Sponsor Group.  Mr. Lozina had been with National
                                       City since 1999.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business experience
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL FIXED INCOME TEAM
-------------------------------------- ----------------------------------------------------------------------------
Cynthia D. Cole                        Ms. Cole has leadership responsibility for the municipal fixed income
Senior Portfolio Manager               investment style.
Years with the Adviser: 7
Industry experience:  21 years         Ms. Cole has been with the Adviser since 1999.
-------------------------------------- ----------------------------------------------------------------------------
Patrick J. Azouri, CFA                 Mr. Azouri has responsibility for municipal fixed income and portfolio
Portfolio Manager                      research for the Allegiant Intermediate Tax Exempt Bond Fund and the
Years with the Adviser:  3 years       Allegiant Ohio Intermediate Tax Exempt Bond Fund.
Industry Experience: 7 years
                                       Mr. Azouri joined the Adviser in 2003. He was an Analyst in the Finance
                                       Department until October 2005 when he joined the Fixed Income Management
                                       Team. Mr. Azouri worked for National City Corporation in the Consumer and Small Business Group since 2002. Prior to that, he was a Client
                                       Consultant in the Institutional Client Services department of Federated
                                       Investors since 1999.
-------------------------------------- ----------------------------------------------------------------------------
Keith Erwin                            Mr. Erwin has responsibility for municipal fixed income investments for
Portfolio Manager                      the Allegiant Michigan Intermediate Municipal Bond Fund and the Allegiant
Years with the Adviser: 8              Pennsylvania Intermediate Municipal Bond Fund.
Industry experience: 10 years
                                       Mr. Erwin has been with the Adviser since 1998.
-------------------------------------- ----------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE THROUGH FINANCIAL INSTITUTIONS.

Class I shares may be purchased only through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the "Distributor") to place trades for institutional accounts, broker products or similar products. In order to purchase Class I shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations that may be more stringent than the rules and regulations governing an investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. The Funds may accept or reject any purchase order.

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE FUND SHARES

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
------------------------------- --------------------------------------------- -----------------------------------
TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.
------------------------------- --------------------------------------------- -----------------------------------

MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Allegiant Funds (Fund Name)."
                                "Allegiant Funds (Fund Name)."                Please include your account
                                                                              number on your check and mail it
                                    Allegiant Funds                           to the address at the left.
                                    c/o PFPC Inc.
                                    P.O. Box 9795
                                    Providence, RI 02940-9795

                                For overnight delivery mail to:

                                    Allegiant Funds
                                    c/o PFPC Inc.
                                    101 Sabin Street
                                    Pawtucket, RI  02860-1427

                                Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

------------------------------- --------------------------------------------- -----------------------------------
WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire.  Ask your   handling of funds.  Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left.  Please include your
                                                                              account number.
                                PNC Bank, N.A.
                                Philadelphia, PA                              Allegiant and its transfer agent
                                ABA # 031000053                               are not responsible for the
                                DDA# 8611711342                               consequences of delays resulting
                                For credit to the Allegiant Funds             from the banking or Federal
                                Further credit (your name and fund account    Reserve Wire system, or from
                                number)                                       incomplete wiring instructions.
                                Confirmation or order number (if applicable)

                                   Note:  Your bank may charge you a fee
                                   for this service.

                                Allegiant and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve
                                Wire system, or from incomplete wiring
                                instructions.

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
------------------------------- --------------------------------------------- -----------------------------------
FINANCIAL INTERMEDIARY          You may buy shares through accounts with      Please refer to New Account Set
                                brokers or other financial institutions       Up to the left.
                                that are authorized to place trades in Fund
                                shares for their customers.  If you invest
                                through an authorized institution, you will
                                have to follow its procedures.  Your broker
                                or institution may charge a fee for its
                                services, in addition to the fees charged
                                by Allegiant.  Address correspondence or
                                questions regarding a Fund to your
                                institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following business day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by a Fund's Adviser and fund accountant using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page ___ "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY
Contact your financial consultants, financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors-- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined after the Fund receives your request. Good order means that your request includes complete information.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemptions in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. 'It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted the Fund's suspension; or

(d)      an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of one Allegiant Fund for Class I Shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL
Indicate which existing Fund you would like to transfer (you may only exchange within the same share class) and mail to the following address:

         Allegiant Funds
         c/o PFPC Inc.
         P.O. Box 9795
         Providence, RI 02940-9795

For overnight delivery mail to:

         Allegiant Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI  02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your financial consultants, financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

   o Reject a purchase or exchange order
   o Delay payment of immediate cash redemption proceeds for up to seven calendar days
   o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")
   o Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' notice before any material change to the exchange privilege is made.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than: (i) 0.02% with respect to the Ultra Short Bond and Pennsylvania Intermediate Municipal Bond Funds; and
(ii) 0.03% with respect to each other Fund.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

All of the Funds listed in this prospectus distribute income on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day after the transfer agent receives your written notice.

FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares, The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, a sunset provision provides that this rate will increase to 20% for taxable years beginning after December 31, 2010. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

SALES OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long term capital gain or loss if you have held your fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. If you receive an exempt-interest dividend with respect to any share of a Tax Free Bond Fund (defined below)and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX EXEMPT FUNDS

The Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Free Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. The Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds' Statement of Additional Information, which is available, free of charge, on the Funds' website (www.allegiantfunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.

----------------------------------------------------------------------------------------------------
                                                        Exchange Fixed                  High-Yield
                                                        Traded   Income     Government  Lower Rated
                                                        Funds    Securities Securities  Securities
----------------------------------------------------------------------------------------------------
ALLEGIANT BOND FUND                                        X        X            X
----------------------------------------------------------------------------------------------------
ALLEGIANT GOVERNMENT MORTGAGE FUND                         X        X            X
----------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE BOND FUND                           X        X            X
----------------------------------------------------------------------------------------------------
ALLEGIANT LIMITED MATURITY BOND FUND                       X        X            X
----------------------------------------------------------------------------------------------------
ALLEGIANT TOTAL RETURN ADVANTAGE FUND                      X        X            X           X
----------------------------------------------------------------------------------------------------
ALLEGIANT ULTRA SHORT BOND FUND                            X        X            X
----------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND                         X
----------------------------------------------------------------------------------------------------
ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND                 X
----------------------------------------------------------------------------------------------------
ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND                    X
----------------------------------------------------------------------------------------------------
ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND             X
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                     Asset-      Mortgage-
                                                         Municipal   Backed      Backed      Derivative
                                                         Securities  Securities  Securities  Instruments
--------------------------------------------------------------------------------------------------------
ALLEGIANT BOND FUND                                                     X             X         X
--------------------------------------------------------------------------------------------------------
ALLEGIANT GOVERNMENT MORTGAGE FUND                                      X             X
--------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE BOND FUND                                        X             X         X
--------------------------------------------------------------------------------------------------------
ALLEGIANT LIMITED MATURITY BOND FUND                                    X             X
--------------------------------------------------------------------------------------------------------
ALLEGIANT TOTAL RETURN ADVANTAGE FUND                                   X             X         X
--------------------------------------------------------------------------------------------------------
ALLEGIANT ULTRA SHORT BOND FUND                                         X             X
--------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND                   X
--------------------------------------------------------------------------------------------------------
ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND           X
--------------------------------------------------------------------------------------------------------
ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND              X
--------------------------------------------------------------------------------------------------------
ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND       X
--------------------------------------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS
Exchange-traded funds ("ETFs") own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iSharesSM, Standard & Poor's Depositary ReceiptsTM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500(R) Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

DERIVATIVE INSTRUMENTS
A small investment in derivatives, such as options, futures and options on futures, could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS
For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS
In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks see the Statement of Additional Information.

SECURITIES LENDING
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS
Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.

MONEY MARKET FUNDS
Allegiant has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

                                   APPENDIX B
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by __________, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

In June 2000, the Parkstone Bond, U.S. Government Income and Michigan Municipal Bond Funds were reorganized into the Allegiant Bond, Government Mortgage and Michigan Intermediate Municipal Bond Funds, respectively. In connection with this reorganization, each of these Allegiant Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                       Realized
                  Net                    and                  Distribution
                 Asset                Unrealized   Dividends    from Net     Net Asset
                 Value,      Net         Gain       from Net    Realized       Value,
               Beginning Investment   (Loss) on   Investment     Capital       End of     Total
                of Year    Income     Investments   Income        Gains         Year     Return+
BOND FUND*
Class I
2006
2005           $ 9.98     $0.41(1)      $0.25      $(0.42)      $(0.00)       $10.22       6.69%
2004            10.44      0.39(1)      (0.45)      (0.40)       (0.00)         9.98      (0.62)
2003             9.86      0.48(1)       0.56       (0.46)       (0.00)        10.44      10.74
2002(2)          9.71      0.56(1)       0.14       (0.55)       (0.00)         9.86       7.40
GOVERNMENT MORTGAGE FUND**
Class I
2006
2005           $ 9.23     $0.41(1)      $0.15      $(0.45)      $(0.00)       $ 9.34       6.18%
2004             9.58      0.37(1)      (0.32)      (0.40)       (0.00)         9.23       0.63
2003             9.45      0.39(1)       0.19       (0.45)       (0.00)         9.58       6.15
2002(3)          9.22      0.50(1)       0.22       (0.49)       (0.00)         9.45       7.94

                                                         Ratio of      Ratio of
                                             Ratio of    Expenses         Net
                                                Net     to Average    Investment
                                Ratio of    Investment  Net Assets     Income to
                  Net Assets    Expenses     Income to   (Before      Average Net    Portfolio
                 End of Year   to Average   Average Net    Fee       Assets (Before  Turnover
                     (000)     Net Assets     Assets     Waivers)     Fee Waivers)    Rate++
BOND FUND*
Class I
2006
2005               $374,907        0.76%       3.99%       0.76%          3.99%        515%
2004                415,151        0.74        3.86        0.74           3.86         338
2003                617,012        0.71        4.73        0.71           4.73         213
2002(2)             798,688        0.71        5.70        0.71           5.70          98
GOVERNMENT MORTGAGE FUND**
Class I
2006
2005               $239,724        0.67%       4.44%       0.82%          4.29%        753%
2004                244,380        0.69        4.09        0.78           4.00         380
2003                190,678        0.77        4.09        0.77           4.09         364
2002(3)             185,755        0.76        5.29        0.76           5.29         219

+    Total return excludes sales charge.

++ Due to their investment strategy, Bond Fund and Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities, and may lower Fund performance.

* Effective June 9, 2000, the Parkstone Bond Fund was merged into the Allegiant Bond Fund. The net asset values at the beginning of each period and the changes in net asset values, including the net asset values at the end of each period listed have been restated to reflect the conversion ratios of 0.9799154 for Class I Shares on the date of the reorganization.

**   Acquired Allegiant GNMA Fund on November 21, 2003

(1)  Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.06% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(3) As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.18% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                       Realized
                  Net                    and                  Distribution
                 Asset                Unrealized   Dividends    from Net     Net Asset
                 Value,      Net         Gain       from Net    Realized       Value,
               Beginning Investment   (Loss) on   Investment     Capital       End of     Total
                of Year    Income     Investments   Income        Gains         Year     Return+
INTERMEDIATE BOND FUND
Class I
2006
2005            $10.69    $0.37(1)      $0.09      $(0.37)      $(0.00)       $10.78      4.38%
2004             11.09     0.37(1)      (0.40)      (0.37)       (0.00)        10.69     (0.26)
2003             10.40     0.43(1)       0.69       (0.43)       (0.00)        11.09      11.00
2002             10.24     0.55(1)       0.16       (0.55)       (0.00)        10.40       7.05

                                                         Ratio of      Ratio of
                                             Ratio of    Expenses         Net
                                                Net     to Average    Investment
                                Ratio of    Investment  Net Assets     Income to
                  Net Assets    Expenses     Income to   (Before      Average Net    Portfolio
                 End of Year   to Average   Average Net    Fee       Assets (Before  Turnover
                     (000)     Net Assets     Assets     Waivers)     Fee Waivers)    Rate++
INTERMEDIATE BOND FUND
Class I
2006
2005               $461,620       0.60%        3.43%       0.75%          3.28%        280%
2004                439,369       0.59         3.40        0.74           3.25         164
2003                418,964       0.58         4.01        0.73           3.86         129
2002                346,788       0.57         5.27        0.72           5.12         141

+    Total return excludes sales charge.

++ Due to its investment strategy, Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)  Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                       Realized
                  Net                    and                  Distribution
                 Asset                Unrealized   Dividends    from Net     Net Asset
                 Value,      Net         Gain       from Net    Realized       Value,
               Beginning Investment   (Loss) on   Investment     Capital       End of     Total
                of Year    Income     Investments   Income        Gains         Year     Return+
LIMITED MATURITY BOND FUND
Class I
2006
2005           $ 9.95     $0.25(1)     $(0.07)      $(0.28)     $(0.00)       $ 9.85      1.85%
2004            10.17      0.26(1)      (0.20)       (0.28)      (0.00)         9.95      0.45
2003             9.97      0.32(1)       0.22        (0.34)      (0.00)        10.17      5.58
2002(2)          9.87      0.49(1)       0.10        (0.49)      (0.00)         9.97      6.09
TOTAL RETURN ADVANTAGE FUND
Class I
2006
2005           $10.22     $0.39(1)      $0.33       $(0.39)     $(0.10)       $10.45      7.14%
2004            11.01      0.42(1)      (0.55)       (0.42)      (0.24)        10.22     (1.18)
2003            10.23      0.49(1)       0.92        (0.53)      (0.10)        11.01     14.18
2002(3)         10.02      0.55(1)       0.21        (0.55)      (0.00)        10.23      7.76
ULTRA SHORT BOND FUND
Class I
2006
2005           $10.00     $0.22(1)     $(0.07)      $(0.24)     $(0.00)       $ 9.91      1.48%
2004            10.08      0.16(1)      (0.07)       (0.17)      (0.00)        10.00      0.93
2003(4)         10.00      0.09(1)       0.08        (0.09)      (0.00)        10.08      1.67

                                                         Ratio of      Ratio of
                                             Ratio of    Expenses         Net
                                                Net     to Average    Investment
                                Ratio of    Investment  Net Assets     Income to
                  Net Assets    Expenses     Income to   (Before      Average Net    Portfolio
                 End of Year   to Average   Average Net    Fee       Assets (Before  Turnover
                     (000)     Net Assets     Assets     Waivers)     Fee Waivers)     Rate
LIMITED MATURITY BOND FUND
Class I
2006
2005               $212,573       0.55%        2.47%       0.65%         2.37%         132%
2004                306,914       0.54         2.58        0.64          2.48          136
2003                308,986       0.54         3.17        0.64          3.07          117
2002(2)             213,322       0.53         4.89        0.63          4.79          110
TOTAL RETURN ADVANTAGE FUND
Class I
2006
2005               $319,802       0.63%        3.74%       0.78%         3.59%         214%
2004                314,269       0.60         3.92        0.75          3.77          134
2003                241,404       0.58         4.60        0.73          4.45          108
2002(3)             259,402       0.55         5.42        0.72          5.25           88
ULTRA SHORT BOND FUND
Class I
2006
2005               $178,675       0.38%        2.27%       0.58%         2.07%         219%
2004                176,280       0.36         1.54        0.56          1.34          120
2003(4)             129,599       0.26         1.81        0.58          1.49          239

+    Total return excludes sales charge.

(1)  Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.01%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(3) As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Net Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(4) Ultra Short Bond Fund Class I commenced operations on December 2, 2002. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                       Realized
                  Net                    and                  Distribution
                 Asset                Unrealized   Dividends    from Net     Net Asset
                 Value,      Net         Gain       from Net    Realized       Value,
               Beginning Investment   (Loss) on   Investment     Capital       End of     Total
                of Year    Income     Investments   Income        Gains         Year     Return+
INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2006
2005            $10.13    $0.39(1)      $0.06       $(0.39)      $(0.00)       $10.19      4.54%
2004             10.61     0.39(1)      (0.46)       (0.41)       (0.00)        10.13     (0.70)
2003             10.17     0.40(1)       0.44        (0.40)       (0.00)        10.61      8.45
2002(2)          10.01     0.42(1)       0.16        (0.42)       (0.00)        10.17      5.86
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Class I
2006
2005            $10.93    $0.48(1)     $(0.11)      $(0.48)      $(0.02)       $10.80      3.39%
2004             11.45     0.46(1)      (0.51)       (0.47)       (0.00)        10.93     (0.44)
2003             11.03     0.47(1)       0.44        (0.47)       (0.02)        11.45      8.51
2002(3)          10.94     0.49(1)       0.10        (0.49)       (0.01)        11.03      5.54

                                                         Ratio of      Ratio of
                                             Ratio of    Expenses         Net
                                                Net     to Average    Investment
                                Ratio of    Investment  Net Assets     Income to
                  Net Assets    Expenses     Income to   (Before      Average Net    Portfolio
                 End of Year   to Average   Average Net    Fee       Assets (Before  Turnover
                     (000)     Net Assets     Assets     Waivers)     Fee Waivers)     Rate
INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2006
2005               $131,474        0.61%        3.85%     0.76%          3.70%          9%
2004                162,027        0.60         3.78      0.75           3.63            9
2003                175,441        0.60         3.92      0.75           3.77           11
2002(2)             167,578        0.60         4.19      0.75           4.04           19
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Class I
2006
2005               $ 88,583        0.62%        4.37%     0.77%          4.22%          7%
2004                123,614        0.60         4.11      0.75           3.96            5
2003                147,331        0.60         4.24      0.75           4.09            7
2002(3)             137,902        0.59         4.47      0.74           4.32            6

+    Total return excludes sales charge.

(1)  Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.07%, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(3) As required, effective June 1, 2001, Michigan Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.03% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                       Realized
                  Net                    and                  Distribution
                 Asset                Unrealized   Dividends    from Net     Net Asset
                 Value,      Net         Gain       from Net    Realized       Value,
               Beginning Investment   (Loss) on   Investment     Capital       End of     Total
                of Year    Income     Investments   Income        Gains         Year     Return+
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2006
2005            $11.20    $0.42(1)      $0.04      $(0.42)       $(0.00)       $11.24      4.19%
2004             11.70     0.41(1)      (0.50)      (0.41)        (0.00)        11.20     (0.75)
2003             11.20     0.44(1)       0.50       (0.44)        (0.00)        11.70      8.56
2002(2)          11.04     0.47(1)       0.16       (0.47)        (0.00)        11.20      5.81
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Class I
2006
2005            $10.46    $0.36(1)      $0.10      $(0.36)       $(0.00)       $10.56      4.41%
2004             10.96     0.36(1)      (0.49)      (0.37)        (0.00)        10.46     (1.18)
2003             10.47     0.41(1)       0.49       (0.41)        (0.00)        10.96      8.76
2002(3)          10.36     0.46(1)       0.11       (0.46)        (0.00)        10.47      5.57

                                                         Ratio of      Ratio of
                                             Ratio of    Expenses         Net
                                                Net     to Average    Investment
                                Ratio of    Investment  Net Assets     Income to
                  Net Assets    Expenses     Income to   (Before      Average Net    Portfolio
                 End of Year   to Average   Average Net    Fee       Assets (Before  Turnover
                     (000)     Net Assets     Assets     Waivers)     Fee Waivers)     Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2006
2005              $144,334        0.62%       3.76%         0.77%          3.61%        11%
2004               163,549        0.60        3.61          0.75           3.46         13
2003               167,899        0.60        3.85          0.75           3.70          6
2002(2)            154,461        0.60        4.20          0.75           4.05         19
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Class I
2006
2005               $49,028        0.64%       3.36%         0.79%          3.21%        15%
2004                54,675        0.63        3.38          0.78           3.23         14
2003                55,503        0.65        3.84          0.80           3.69         12
2002(3)             51,319        0.64        4.40          0.79           4.25         13

+    Total return excludes sales charge.

(1)  Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.02% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(3) As required, effective June 1, 2001, Pennsylvania Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Net Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS
                         ALLEGIANT FUNDS PRIVACY NOTICE

         The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

     o Information that you provide to us, such as on applications or other forms, or

     o   Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT FUNDS' PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES
ROBERT D. NEARY
CHAIRMAN                                                JOHN F. DURKOTT
Retired Co-Chairman, Ernst & Young                      President and Chief Executive Officer,
Director:                                                  Kittle's Home Furnishings Center, Inc.
   Commercial Metals Company
   Strategic Distribution, Inc.                         RICHARD W. FURST
                                                        Garvice D. Kincaid Professor of Finance
TIMOTHY L. SWANSON                                        and Dean Emeritus, Gatton College of Business and
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL        Economics, University of Kentucky
OFFICER
Executive Vice President and Chief Investment           GERALD L. GHERLEIN
Officer, National City Corporation                      Retired Executive Vice President and
                                                           General Counsel, Eaton Corporation
DOROTHY A. BERRY
President, Talon Industries, Inc.                       DALE C. LAPORTE
Chairman and Director:                                  Senior Vice President and General Counsel, Invacare
   Professionally Managed Portfolios                       Corp.

JOHN G. BREEN                                           KATHLEEN A. OBERT
Retired Chairman and Chief Executive Officer,           Chairman and Chief Executive Officer,
   The Sherwin Williams Co.                                Edward Howard & Co.
Director:
   Goodyear Tire & Rubber Co.
   The Stanley Works

KELLEY J. BRENNAN
   Retired Partner, PricewaterhouseCoopers LLP




  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.


                                                               [GRAPHIC OMITTED]
                                                                       ALLEGIANT

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


Allegiant Funds' Investment Company Act
registration number is 811-4416

[GRAPHIC OMITTED]
   ALLEGIANT

www.allegiantfunds.com

ALLEGIANT FUNDS
PROSPECTUS

                                                                  A AND C SHARES

                                                                 OCTOBER 1, 2006



                                                              MONEY MARKET FUNDS
                                                    Government Money Market Fund
                                                               Money Market Fund
                                                Ohio Municipal Money Market Fund
                                       Pennsylvania Tax Exempt Money Market Fund
                                                    Tax Exempt Money Market Fund
                                                      Treasury Money Market Fund









                                                                  [LOGO OMITTED]

         THE SECURITIES AND EXCHANGE COMMISSION
         HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
         OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class A and Class C Shares of the Allegiant Money Market Funds before investing. Allegiant also offers Class A and Class C Shares of Equity, Asset Allocation, Fixed Income, and Tax Free Bond Funds in separate prospectuses. To obtain more information on Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                          PAGE
                                                                          ----

RISK/RETURN INFORMATION COMMON TO THE FUNDS.................................1
ALLEGIANT GOVERNMENT MONEY MARKET FUND......................................2
ALLEGIANT MONEY MARKET FUND.................................................4
ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND..................................6
ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND.........................8
ALLEGIANT TAX EXEMPT MONEY MARKET FUND.....................................10
ALLEGIANT TREASURY MONEY MARKET FUND.......................................12
MORE INFORMATION ABOUT PRINCIPAL RISKS.....................................18
INVESTMENT ADVISER AND INVESTMENT TEAMS....................................19
PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................19
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS.................................29
DIVIDENDS AND TAXES........................................................29
APPENDIX A
     MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES................A-1
     MORE INFORMATION ABOUT FUND INVESTMENTS...............................A-2
APPENDIX B
     FINANCIAL HIGHLIGHTS..................................................B-1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that goal. The investment objective of a Fund may be changed without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this objective and it is possible that you may lose money by investing in a Fund.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

ALLEGIANT GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term debt securities
                                         issued by the U.S. government, its
                                         agencies and instrumentalities and
                                         repurchase agreements related to such
                                         securities designed to allow the Fund
                                         to maintain a stable net asset value of
                                         $1.00 per share

PRINCIPAL RISKS                          Interest rate risk, credit risk,
                                         counterparty risk, stable NAV risk

TICKER SYMBOL                            Class A          ARGXX

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996        1997      1998      1999      2000      2001     2002      2003      2004      2005
5.04%       5.14%     4.98%     4.66%     5.94%     3.64%    1.21%     0.49%     0.68%     2.56%

Best Quarter          1.53%            (12/31/00)
Worst Quarter         0.09%            (06/30/04)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 2.03%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
  CLASS A SHARES               1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------
Allegiant Government Money
Market Fund                     2.56%         1.71%            3.42%
-------------------------------------------------------------------------------


For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.


FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term debt securities
                                         designed to allow the Fund to maintain
                                         a stable net asset value of $1.00 per
                                         share

PRINCIPAL RISKS                          Interest rate risk, credit risk,
                                         counterparty risk, stable NAV risk

TICKER SYMBOL                            Class A          ARRXX
                                         Class C          ADCXX


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance of Class C Shares will differ due to differences in expenses. The performance table measures performance in terms of the average annual total returns of the Fund's Class A and Class C Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS

1996        1997      1998      1999      2000      2001     2002      2003      2004      2005
5.09%       5.22%     5.11%     4.76%     6.05%     3.66%    1.22%     0.53%     0.71%     2.62%

Best Quarter               1.56%                     (09/30/00)
Worst Quarter              0.10%                     (09/30/03)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 2.05%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
  CLASS A SHARES               1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------

Allegiant Money Market Fund     2.62%         1.74%            3.48%

--------------------------------------------------------------------------------------------
                                                                      SINCE      DATE OF
CLASS C SHARES                 1 YEAR        5 YEARS    10 YEARS   INCEPTION    INCEPTION
--------------------------------------------------------------------------------------------
Allegiant Money Market Fund     0.90%         1.30%       N/A        1.41%       11/15/00
--------------------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and Ohio personal
                                         income tax, consistent with stability
                                         of principal

PRINCIPAL INVESTMENT                     Investing in a portfolio of high
STRATEGY                                 quality short-term Ohio municipal money
                                         market instruments designed to allow
                                         the Fund to maintain a stable net asset
                                         value of $1.00 per share and generate
                                         income exempt from federal and Ohio
                                         income taxes

PRINCIPAL RISKS                          Interest rate risk, credit risk, single
                                         state risk, stable NAV risk

TICKER SYMBOL                            Class A          AOMXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS

  1999          2000        2001        2002        2003        2004        2005
  2.78%         3.68%       2.42%       0.98%       0.52%       0.66%       1.85%

Best Quarter               0.98%            (12/31/00)
Worst Quarter              0.09%            (09/30/03)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.38%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                        SINCE       DATE OF
CLASS A SHARES                  1 YEAR    5 YEARS     INCEPTION    INCEPTION
--------------------------------------------------------------------------------
Allegiant Ohio Municipal Money
Market Fund                      1.85%     1.28%        1.86%       11/4/98
--------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and Pennsylvania
                                         personal income tax, consistent with
                                         stability of principal

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term Pennsylvania
                                         municipal money market instruments
                                         designed to allow the Fund to maintain
                                         a stable net asset value of $1.00 per
                                         share and generate income exempt from
                                         federal and Pennsylvania income taxes

PRINCIPAL RISKS                          Interest rate risk, credit risk, single
                                         state risk, stable NAV risk

TICKER SYMBOL                            Class A          APRXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax ("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1997           1998         1999          2000         2001          2002         2003          2004          2005
3.33%          2.98%        2.82%         3.65%        2.37%         0.99%        0.52%         0.61%         1.84%


Best Quarter               0.95%            (12/31/00)
Worst Quarter              0.09%            (09/30/03)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.40%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                          SINCE       DATE OF
CLASS A SHARES                    1 YEAR    5 YEARS     INCEPTION    INCEPTION
-------------------------------------------------------------------------------
Allegiant Pennsylvania Tax Exempt
Money Market Fund                  1.84%      1.26%       2.16%       9/11/96
-------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.


FUND FEES AND EXPENSES

See page 15 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current interest income exempt
                                         from federal income tax consistent with
                                         stability of principal while
                                         maintaining liquidity


PRINCIPAL INVESTMENT                     Investing in a portfolio of high
STRATEGY                                 quality short-term municipal money
                                         market instruments designed to allow
                                         the Fund to maintain a stable net asset
                                         value of $1.00 per share and generate
                                         income exempt from federal income tax

PRINCIPAL RISKS                          Interest rate risk, credit risk, stable
                                         NAV risk

TICKER SYMBOL                            Class A AERXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996        1997      1998      1999      2000      2001     2002      2003      2004      2005
3.11%       3.27%     3.08%     2.80%     3.68%     2.37%    0.94%     0.50%     0.65%     1.85%

Best Quarter               0.97%            (12/31/00)
Worst Quarter              0.08%            (09/30/03)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.37%.



AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
CLASS A SHARES               1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------
Allegiant Tax Exempt
Money Market Fund             1.85%         1.26%            2.22%
-------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.


FUND FEES AND EXPENSES

See page 15 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity


PRINCIPAL INVESTMENT                     Investing in a portfolio of high
STRATEGY                                 quality short-term obligations of the
                                         U.S. Treasury designed to allow the
                                         Fund to maintain a stable net asset
                                         value of $1.00 per share

PRINCIPAL RISK                           Interest rate risk, stable NAV risk

TICKER SYMBOL                            Class A          ATRXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it would adopt a policy that would permit the Fund to invest less than 80% of its net assets plus any borrowings for investment purposes in such securities.

In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 18, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996         1997       1998       1999       2000      2001       2002       2003       2004       2005
4.75%        4.81%      4.54%      4.18%      5.37%     3.37%      1.09%      0.40%      0.54%      2.29%

Best Quarter               1.41%            (12/31/00)
Worst Quarter              0.07%            (06/30/04)


The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.88%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------
CLASS A SHARES                 1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------
Allegiant Treasury Money
Market Fund                     2.29%          1.53%           3.12%
-------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 15 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

 FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT)

                                          GOVERNMENT                                              OHIO MUNICIPAL
                                         MONEY MARKET                MONEY MARKET FUND                 MONEY
                                             FUND                                                   MARKET FUND

                                            CLASS A            CLASS A            CLASS C             CLASS A
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                               None               None               None                None
-------------------------------------- ------------------- ----------------- ------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)            None               None               1.00%(1)            None
-------------------------------------- ------------------- ----------------- ------------------- -------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                               None               None               None                None
-------------------------------------- ------------------- ----------------- ------------------- -------------------
Redemption Fee (as a percentage of            None               None               None                None
amount redeemed, if applicable)
-------------------------------------- ------------------- ----------------- ------------------- -------------------
Exchange Fee                                  None               None               None                None
-------------------------------------- ------------------- ----------------- ------------------- -------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Investment Advisory Fees*                     0.30%              0.30%             0.30%               0.20%
-------------------------------------- -------------------- ---------------- ------------------- -------------------
Distribution
(12b-1) Fees                                  0.02%(2)           0.02%(2)          0.75%               0.02%(2)
-------------------------------------- -------------------- ---------------- ------------------- -------------------
Other Expenses:
-------------------------------------- -------------------- ---------------- ------------------- -------------------
   Shareholder Servicing Fees(3)              0.25%              0.25%             0.25%               0.25%
-------------------------------------- -------------------- ---------------- ------------------- -------------------
   Other                                      ___%               ___%               ___%                ___%
-------------------------------------- -------------------- ---------------- ------------------- -------------------
Total Other Expenses                          ___%               ___%               ___%                ___%
-------------------------------------- -------------------- ---------------- ------------------- -------------------
Total Annual Fund
Operating Expenses*                           ___%               ___%               ___%                ___%
-------------------------------------- -------------------- ---------------- ------------------- -------------------

SEE PAGE 15 FOR ALL OTHER FOOTNOTES.

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                           GOVERNMENT MONEY                                         OHIO MUNICIPAL MONEY
                                              MARKET FUND               MONEY MARKET FUND                MARKET FUND
--------------------------------------- ------------------------ ---------------------------------- ---------------------
                                                CLASS A              CLASS A           CLASS C            CLASS A
Investment Advisory Fees                         0.25%                0.25%             0.25%              0.15%
--------------------------------------- ------------------------ ----------------- ---------------- ---------------------
Total Annual Fund Operating Expenses             _.__%                _.__%             _.__%              _.__%
--------------------------------------- ------------------------ ----------------- ---------------- ---------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   PENNSYLVANIA TAX EXEMPT       TAX EXEMPT MONEY               TREASURY
                                                      MONEY MARKET FUND             MARKET  FUND            MONEY MARKET FUND
                                                           CLASS A                    CLASS A                   CLASS A
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)                            None                      None                       None
-------------------------------------------------- ------------------------- -------------------------- -------------------------
Maximum Deferred Sales Charge (Load) (as
percentage of net asset value)                               None                      None                       None
-------------------------------------------------- ------------------------- -------------------------- -------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions (as
a percentage of offering price)                              None                      None                       None
-------------------------------------------------- ------------------------- -------------------------- -------------------------
Redemption Fee (as a percentage of amount                    None                      None                       None
redeemed, if applicable)
-------------------------------------------------- ------------------------- -------------------------- -------------------------
Exchange Fee                                                 None                      None                       None
-------------------------------------------------- ------------------------- -------------------------- -------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees*                                   0.20%                     0.20%                      0.30%
-------------------------------------------------- ------------------------- ------------------------- --------------------------
Distribution
(12b-1) Fees(2)                                             0.02%                     0.02%                      0.02%
-------------------------------------------------- ------------------------- ------------------------- --------------------------
Other Expenses:
-------------------------------------------------- ------------------------- ------------------------- --------------------------
   Shareholder Servicing Fees(3)                            0.25%                     0.25%                      0.25%
-------------------------------------------------- ------------------------- ------------------------- --------------------------
   Other                                                     ___%                      ___%                      ___%
-------------------------------------------------- ------------------------- ------------------------- --------------------------
Total Other Expenses                                         ___%                      ___%                      ___%
-------------------------------------------------- ------------------------- ------------------------- --------------------------
Total Annual Fund
Operating Expenses*                                          ___%                      ___%                      ___%
-------------------------------------------------- ------------------------- ------------------------- --------------------------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                    PENNSYLVANIA TAX EXEMPT   TAX EXEMPT MONEY          TREASURY
                                                       MONEY MARKET FUND         MARKET FUND        MONEY MARKET FUND
-------------------------------------------------- ------------------------ -------------------- -----------------------
                                                           CLASS A                CLASS A               CLASS A
Investment Advisory Fees                                    0.15%                  0.15%                 0.25%
-------------------------------------------------- ------------------------ -------------------- -----------------------
Total Annual Fund Operating Expenses                        _.__%                  _.__%                 _.__%
-------------------------------------------------- ------------------------ -------------------- -----------------------


1 A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

2 Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

3 Certain financial institutions may provide administrative services to their customers who own Class A, or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

   For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                    1 YEAR         3 YEARS       5 YEARS        10 YEARS
                                    ------         -------       -------        --------
GOVERNMENT MONEY
MARKET FUND
    Class A Shares                   $____          $____          $____          $____
MONEY MARKET FUND
    Class A Shares                   $____          $____          $____          $____
    Class C Shares(1)                $____          $____          $____          $____
    Class C Shares(2)                $____          $____          $____          $____
OHIO MUNICIPAL MONEY MARKET FUND
    Class A Shares                   $____          $____          $____          $____
PENNSYLVANIA TAX EXEMPT MONEY
MARKET FUND
    Class A Shares                   $____          $____          $____          $____
TAX EXEMPT MONEY
MARKET FUND
    Class A Shares                   $____          $____          $____          $____
TREASURY MONEY
MARKET FUND
    Class A Shares                   $____          $____          $____          $____

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL RISKS

------------------------------------- ---------- --------- ---------- --------- ---------
                                       COUNTER-              INTEREST   SINGLE    STABLE
                                        PARTY      CREDIT     RATE      STATE      NAV
                                         RISK       RISK      RISK      RISK      RISK
------------------------------------- ---------- --------- ---------- --------- ---------
MONEY MARKET FUNDS
------------------------------------- ---------- --------- ---------- --------- ---------
   Government Money Market Fund            o         o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Money Market Fund                       o         o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Ohio Municipal Money Market Fund                  o          o         o         o
------------------------------------- ---------- --------- ---------- --------- ---------
   Pennsylvania Tax Exempt Money                     o          o         o         o
   Market Fund
------------------------------------- ---------- --------- ---------- --------- ---------
   Tax Exempt Money Market Fund                      o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Treasury Money Market Fund                                   o                   o
------------------------------------- ---------- --------- ---------- --------- ---------

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Funds invest only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, a Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of a Fund's securities.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund's yield will tend to be higher when interest rates fall.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that specific state.

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For additional information about risks, see "More Information About Principal Investment Strategies." in Appendix A.

INVESTMENT ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006.

---------------------------------------- ------------------------------------------------- -----------------------------
                                                                                             ADVISORY FEES PAID AS A
                                                                                              PERCENTAGE OF AVERAGE
                                                                                            NET ASSETS FOR THE FISCAL
FUND NAME                                MANAGEMENT TEAM                                      YEAR ENDED MAY 31, 2006
---------------------------------------- ------------------------------------------------- -----------------------------
Government Money Market Fund             Taxable Money Market Management Team                         ___%
---------------------------------------- ------------------------------------------------- -----------------------------
Money Market Fund                        Taxable Money Market Management Team                         ___%
---------------------------------------- ------------------------------------------------- -----------------------------
Ohio Municipal                                                                                        ___%
Money Market Fund                        Tax Exempt Money Market Management Team
---------------------------------------- ------------------------------------------------- -----------------------------
Pennsylvania Tax Exempt                                                                               ___%
Money Market Fund                        Tax Exempt Money Market Management Team
---------------------------------------- ------------------------------------------------- -----------------------------
Tax Exempt Money Market Fund             Tax Exempt Money Market Management Team                      ___%
---------------------------------------- ------------------------------------------------- -----------------------------
Treasury Money Market Fund               Taxable Money Market Management Team                         ___%
---------------------------------------- ------------------------------------------------- -----------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory agreement is available in the semi-annual report to shareholders for the period ended November 30, 2005.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.

Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES (ALL FUNDS)

o    NO FRONT-END SALES CHARGE
o    12B-1 FEES UP TO 0.10% OF NET ASSETS
o    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
o    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
o    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans.

     CLASS C SHARES (MONEY MARKET FUND ONLY)

o EXCHANGE ONLY FROM AN ALLEGIANT NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM (OR INITIAL PURCHASE THROUGH RETIREMENT PLANS).
o    NO FRONT-END SALES CHARGE
o CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)(NOT APPLICABLE TO INITIAL PURCHASES BY RETIREMENT PLANS)
o    12B-1 FEES UP TO 0.75% OF NET ASSETS
o    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
o    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
o    DOES NOT CONVERT TO ANY OTHER SHARE CLASS
o    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class C Shares are intended for individual investors and retirement plans.

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page
21. For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863).

Class C Shares of the Allegiant Money Market Fund are also available via an exchange from Class C Shares of another Fund of Allegiant. You may purchase Class C Shares of the Allegiant Money Market Fund as part of your initial investment only through a retirement plan or if you are participating in a Systematic Exchange Program (see page 27).

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

HOW TO PURCHASE FUND SHARES


                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
INTERNET                          Visit our site and click on "Open an Account   You may place your purchase order
www.allegiantfunds.com            Online." Or log on to our online Forms         on our Web Site using your
                                  Center to print or complete an application     established banking instructions
                                  online. Mail the application to the address    for payment. To authorize this
                                  below. Unless you arrange to pay by wire or    service, please complete an Account
                                  ACH, write your check, payable in U.S.         Change Form or call 1-800-622-FUND
                                  dollars, to "Allegiant Funds (Fund name)."     (3863).
                                  Allegiant cannot accept third-party checks,
                                  starter checks, credit cards, credit card
                                  checks, cash or cash equivalents (i.e.,
                                  cashier's check, bank draft, money order or
                                  travelers' check).
TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an   Call our Investor Services Line to
                                  application.                                   purchase additional shares. To authorize
                                                                                 this service, please complete an
                                                                                 Account Change Form or call 1-800-622-FUND
                                                                                 (3863).


                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
MAIL                              Complete an application and mail it along      Make your check payable to
                                  with a check payable, in U.S. dollars, to      "Allegiant Funds (Fund Name)."
                                  "Allegiant Funds (Fund Name)."                 Please include your account number
                                                                                 on your check and mail it to the
                                      Allegiant Funds                            address at the left.
                                      c/o PFPC Inc.
                                      P.O. Box 9795
                                      Providence, RI 02940-9795

                                  For overnight delivery mail to:

                                      Allegiant Funds
                                      c/o PFPC Inc.
                                      101 Sabin Street
                                      Pawtucket, RI 02860-1427

                                  Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

AUTOMATED CLEARING HOUSE ("ACH")  Complete the "Bank, Wire & Electronic Funds    A Planned Investment Program can
                                  Transfer Instructions" section of the          be set up to automatically
                                  application to have funds directly             purchase shares on designated
                                  transferred from a bank account.  A primary    dates during the month.  Please
                                  and secondary account may be established.      see "Planned Investment Program"
                                  Please note all electronic transfers will      below.
                                  be on the primary account unless notified
                                  otherwise. Any changes in these
                                  instructions must be made in writing to
                                  Allegiant Funds with a signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and      With current account information
                                  if you have a checking or savings account      on your account, participation in
                                  with a bank, you may purchase Class A or       the program can be arranged via
                                  Class C Shares automatically through           the Internet or by calling
                                  regular deductions from your bank account      1-800-622-FUND (3863).
                                  in amounts of at least $50 per month per
                                  account.                                       For existing accounts, without
                                                                                 account information, participation
                                  You may arrange for participation in this      can be arranged by completing an
                                  program when a new account is established.     Account Change Form with banking
                                                                                 information. This form must include
                                                                                 a signature guarantee by a bank
                                                                                 or other financial institution.

WIRE                              To purchase shares by wire, call               Call 1-800-622-FUND (3863) prior
                                  1-800-622-FUND (3863) to set up your           to sending the wire in order to
                                  account to accommodate wire transactions       obtain a confirmation number and
                                  and to receive a wire control number to be     to ensure prompt and accurate
                                  included in the body of the wire. Ask your     handling of funds.  Ask your bank
                                  bank to transmit immediately available         to transmit immediately available
                                  funds by wire in the amount of your            funds by wire as described at the
                                  purchase to:                                   left.  Please include your account
                                                                                 number.



                                  NEW ACCOUNT SET UP                             ADDING TO AN EXISTING ACCOUNT
                                    PNC Bank, N.A.
                                    Philadelphia, PA                             Allegiant and its transfer agent
                                    ABA #031000053                               are not responsible for the
                                    DDA #8611711342                              consequences of delays resulting
                                    For credit to the Allegiant Funds            from the banking or Federal
                                    Further credit (your name and fund account   Reserve Wire system, or from
                                    number)                                      incomplete wiring instructions.
                                    Confirmation or order number (if
                                    applicable)

                                  Note: Your bank may charge you a fee for this service.

                                  Allegiant and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.

FINANCIAL INTERMEDIARY            Contact your financial consultant. Please      Contact your financial consultant.
                                  note, your financial consultant or             Please note, your financial
                                  institution may charge a fee for its           consultant or institution may
                                  services.                                      charge a fee for its services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Allegiant on time. Allegiant may authorize certain financial intermediaries to receive, on behalf of Allegiant, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a business day, and the order will be priced at the Fund's net asset value (NAV) per share next determined receipt by the financial intermediary, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting received orders to Allegiant within the time period agreed upon.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for each of the Funds and the deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV:

                                                                                     DEADLINE FOR SUBMITTING PURCHASE
                                                                                     ORDERS TO THE TRANSFER AGENT TO
                                                 TIME OF NAV CALCULATION             RECEIVE THE CURRENT DAY'S NAV
------------------------------------------------ ----------------------------------- -----------------------------------
Money Market Fund                                ONCE DAILY                          3:30 p.m. Eastern Time
Government Money Market Fund                     4:00 p.m. Eastern Time
                                                 (or close of trading on the NYSE)
------------------------------------------------ ----------------------------------- -----------------------------------
Ohio Municipal Money Market Fund                 TWICE DAILY                         11:45 p.m. Eastern Time
Pennsylvania Tax Exempt                          1:00 p.m. Eastern Time and 4:00
   Money Market Fund                             p.m. Eastern Time
Tax Exempt Money Market Fund                     (or close of trading on the NYSE)
Treasury Money Market Fund

To be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and immediately available funds before 3:30 p.m. Eastern Time that day.

NAV is not calculated on holidays when the NYSE is closed for trading.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV for the money market funds, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund will value its portfolio at market price or fair value prices will be determined in good faith by a Fund's Adviser and fund accountant using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES

Class C Shares of the Allegiant Money Market Fund are available only through an exchange from a non-money market fund offered by Allegiant or when participating in the Systematic Exchange Program (or for purchases by retirement plans). You do not pay a sales charge when you purchase Class C Shares of the Allegiant Money Market Fund in an exchange. The offering price of Class C Shares is simply the next calculated NAV. But if you sell your Class C Shares (other than those purchased through a retirement plan) within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of a Class of Shares of one Allegiant Fund for the same Class of Shares of another Allegiant Fund. There is no conversion feature for Class C Shares.

When an investor redeems Shares, they are redeemed first from those Shares that are not subject to the contingent deferred sales charge (i.e., Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

o    redemptions following the death or disability of a shareholder;

o redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

o minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

o redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

o    redemptions by a settlor of a living trust;

o redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

o    return of excess contributions;

o redemptions following the death or disability of both shareholders in the case of joint accounts;

o exchanges of one Class of Shares of an Allegiant Fund for the same Class of Shares of another Allegiant Fund;

o distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

o exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

o redemptions by participants in a qualified plan who transfer funds from an Allegiant Fund to a non-Allegiant fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

For more information on sales charges, please visit Allegiant's website at www.allegiantfunds.com. The website includes information on sales charges, free of charge and in a clear and prominent format (click on "Funds," click on "Sales Charges and Breakpoints," and then click on "Allegiant Funds' Sales Charges," "click here" or "prospectuses").

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
www.allegiantfunds.com
The minimum amount for an Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 20 "How to Purchase Fund Shares").

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your bank account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or by calling our Investor Services line.

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class C Shares, any applicable contingent deferred sales charge. See "Contingent Deferred Sales Charges" on page 23 for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

CHECK WRITING AVAILABLE TO CLASS A SHARES

To apply for check writing privileges on your investment in Class A Shares of any Allegiant money market fund, complete the appropriate section and the signature card in the account application. Upon receipt of your signature card, you will be sent checks for your account. The minimum amount for a check written from your account is $100.

However, your account cannot be closed by writing a check. You will receive daily dividends declared on the shares to be redeemed up to the day that a check is presented for payment. Allegiant will give you at least 30 days written notice before modifying or terminating your check writing privilege.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission ("SEC");

(b)  the NYSE is closed for other than customary weekend and holiday closings;

(c)  the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for the same class of shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

Class C Shares of the Allegiant Money Market Fund are available through participation in a Systematic Exchange Program (see below) or via an exchange from Class C Shares of another non-money market fund offered by Allegiant.

Short-term trading in other Allegiant Funds creates transaction costs that are borne by all shareholders in those Funds and disrupts the orderly management of the Funds' portfolio investments. The Board of Trustees of Allegiant has adopted procedures that impose limits on such exchanges to discourage excessive short-term trading by shareholders.

If you are exchanging into or out of an Allegiant non-money market fund, the general trading limits on those Funds limit shareholders to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. Please refer to the prospectus for the relevant fund for more information on Allegiant's short-term trading policies and procedures for those funds.

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason.

You will be provided 60 days' written notice before any material change to the exchange privilege is made.

INTERNET
www.allegiantfunds.com
You may exchange your shares through the Internet. The minimum amount for an Internet exchange into a new fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or, visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into an existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM
You may exchange shares of an Allegiant Money Market Fund for any other Allegiant Fund of the same class automatically, at periodic intervals. Because purchases of Class A Shares of non-money market funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program. If you would like to enter a program concerning Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

You may arrange for participation in this program via the Internet at www.allegiantfunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

MAIL
Indicate which existing Fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

         Allegiant Funds
         c/o PFPC Inc.
         P.O. Box 9795
         Providence, RI 02940-9795

For overnight delivery mail to:

         Allegiant Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI 02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Allegiant Fund for Class A Shares of any other Allegiant Fund. If you exchange shares that you purchased without a sales charge into an Allegiant Fund with a sales charge, that exchange is subject to a sales charge in the new Fund. If you exchange shares into an Allegiant Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS C SHARES

You may exchange Class C Shares of any Allegiant Fund for Class C Shares of any other Allegiant Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Each Fund has adopted a distribution plan with respect to Class A Shares, the Money Market Fund has adopted a separate distribution plan with respect to Class C Shares, in each case pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. However, actual distribution fees for Class A Shares are expected to be no more than 0.04% with respect to each Fund.

Distribution fees for Class C Shares of the Allegiant Money Market Fund, as a percentage of average daily net assets, are 0.75%.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A or Class C Shares for these shareholder services.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Each Fund accrues its income daily and distributes it monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.allegiantfunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after Allegiant receives your written notice.

FEDERAL TAXES

Fund distributions (other than exempt-interest dividends discussed below) will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Each Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, pursuant to a sunset provision, this rate will increase to 20% for taxable years after December 31, 2010.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX EXEMPT MONEY MARKET FUNDS

The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund (the "Tax Exempt Funds") anticipate that substantially all of their distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as distributions that are derived from occasional taxable investments or from capital gains, if any. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Ohio Municipal Money Market Fund intends to distribute income that is exempt from Ohio personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A
                                   ----------

             MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website. The following chart indicates the specific investments in which each Fund primarily invests.

    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
                                                                             Eurodollar
                                                                   Fixed        and
                                                                   Income      Yankee      Government   Repurchase   Municipal
                                                                 Securities  Obligations   Securities   Agreements   Securities
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT GOVERNMENT MONEY MARKET FUND                           X                         X            X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT MONEY MARKET FUND                                      X            X            X            X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND                       X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND              X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT TAX EXEMPT MONEY MARKET FUND                           X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT TREASURY MONEY MARKET FUND                             X                         X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

EURODOLLAR AND YANKEE OBLIGATIONS
The Money Market Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

GOVERNMENT SECURITIES
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS
To the extent not inconsistent with a Fund's other investment policies, a Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities may temporarily deviate from such policy in limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

MONEY MARKET FUNDS
Allegiant has obtained an order from the Securities and Exchange Commission ("SEC") that allows the non-money market funds offered by Allegiant through separate prospectuses to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by this prospectus. A non-money market fund will generally hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

                                   APPENDIX B
                                   ----------

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by ___________________, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                                                                                                       Ratio of Net
                                                                                         Ratio of Net    Ratio of       Investment
        Net Asset              Dividends                                     Ratio of     Investment    Expenses to     Income to
          Value,       Net     from Net    Net Asset           Net Assets   Expenses to   Income to     Average Net     Average Net
        Beginning  Investment Investment  Value, End   Total   End of Year    Average    Average Net  Assets (Before  Assets (Before
         of Year     Income     Income     of Year    Return     (000)      Net Assets      Assets      Fee Waivers)   Fee Waivers)
GOVERNMENT MONEY MARKET FUND
CLASS A
2006
2005      $1.00     $0.01 +    $(0.01)      $1.00      1.33%  $  441,606      0.69%         1.18%           0.79%           1.08%
2004       1.00     (0.00)* +   (0.00)*      1.00      0.40      388,023      0.67          0.40            0.77            0.30
2003       1.00      0.01+      (0.01)       1.00      0.89      593,867      0.66          0.91            0.76            0.81
2002       1.00      0.02+      (0.02)       1.00      2.17      782,102      0.64          2.06            0.74            1.96
MONEY MARKET FUND(1)
CLASS A
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.37%  $  734,047      0.67%         1.32%           0.77%           1.22%
2004       1.00     (0.00)* +   (0.00)*      1.00      0.43      902,676      0.68          0.43            0.78            0.33
2003       1.00      0.01+      (0.01)       1.00      0.94    1,097,776      0.65          0.94            0.75            0.84
2002       1.00      0.02+      (0.02)       1.00      2.16    1,763,870      0.65          2.08            0.75            1.98
CLASS C
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      0.94%  $      685      1.09%         0.90%           1.49%           0.50%
2004       1.00     (0.00)* +   (0.00)*      1.00      0.42          671      0.68          0.43            1.48           (0.37)
2003       1.00      0.01+      (0.01)       1.00      0.60        1,283      0.95          0.64            1.46            0.13
2002       1.00      0.02+      (0.02)       1.00      1.45          218      1.36          1.37            1.46            1.27

+    Per share data calculated using average shares outstanding method.
*    Amount represents less than $0.005 per share.
(1) Capital infusions resulted in a $0.003 and $0.000 effect in the net asset value per share of Class A and Class C, respectively. The capital infusions were provided in order to eliminate the potential deviation in the Fund's net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no effect on the total return of the Fund.

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                                                                                                       Ratio of Net
                                                                                         Ratio of Net    Ratio of       Investment
        Net Asset              Dividends                                    Ratio of      Investment    Expenses to     Income to
          Value,       Net     from Net    Net Asset           Net Assets   Expenses to   Income to     Average Net     Average Net
        Beginning  Investment Investment  Value, End   Total   End of Year    Average    Average Net  Assets (Before  Assets (Before
         of Year     Income     Income     of Year    Return     (000)      Net Assets      Assets      Fee Waivers)   Fee Waivers)
OHIO MUNICIPAL MONEY MARKET FUND
CLASS A
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.12%    $ 55,348       0.58%         1.15%         0.78%          0.95%
2004       1.00     (0.00)* +   (0.00) *     1.00      0.45       48,535       0.59          0.45          0.79           0.25
2003       1.00      0.01+      (0.01)       1.00      0.81       52,040       0.57          0.80          0.77           0.60
2002       1.00      0.02+      (0.02)       1.00      1.55       57,544       0.53          1.50          0.73           1.30
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
CLASS A
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.10%    $ 39,357       0.59%         1.08%         0.84%          0.83%
2004       1.00     (0.00)* +   (0.00) *     1.00      0.43      104,046       0.59          0.44          0.84           0.19
2003       1.00      0.01+      (0.01)       1.00      0.82       88,615       0.55          0.81          0.80           0.56
2002       1.00      0.02+      (0.02)       1.00      1.54       61,754       0.56          1.47          0.81           1.22
TAX EXEMPT MONEY MARKET FUND
CLASS A
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.10%    $137,814       0.58%         1.10%         0.78%          0.90%
2004       1.00     (0.00)*+    (0.00) *     1.00      0.43      222,193       0.58          0.43          0.78           0.23
2003       1.00      0.01+      (0.01)       1.00      0.79      267,874       0.56          0.78          0.76           0.58
2002       1.00      0.02+      (0.02)       1.00      1.52      289,510       0.52          1.48          0.72           1.28
TREASURY MONEY MARKET FUND
CLASS A
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.17%    $ 16,649       0.68%         0.92%         0.73%         0.87%
2004       1.00     (0.00)*+    (0.00) *     1.00      0.29       24,611       0.68          0.29          0.73          0.24
2003       1.00      0.01+      (0.01)       1.00      0.82       14,890       0.66          0.79          0.71          0.74
2002       1.00      0.02+      (0.02)       1.00      1.98       17,270       0.65          1.87          0.70          1.82

+ Per share data calculated using average shares outstanding method.

* Amount represents less than $0.005 per share.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

         The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

         o Information that you provide to us, such as on applications or other forms, or

         o       Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT FUNDS' PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                         KELLEY J. BRENNAN
CHAIRMAN                                                Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                               JOHN F. DURKOTT
   Commercial Metals Company                            President and Chief Executive Officer,
   Strategic Distribution, Inc.                             Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                                      RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL      Garvice D. Kincaid Professor of Finance and Dean
OFFICER                                                     Emeritus, Gatton College of Business and
Executive Vice President and Chief Investment Officer,      Economics, University of Kentucky
   National City Corporation
                                                        GERALD L. GHERLEIN
DOROTHY A. BERRY                                        Retired Executive Vice President and
President, Talon Industries, Inc.                           General Counsel, Eaton Corporation
Chairman and Director:
   Professionally Managed Portfolios                    DALE C. LAPORTE
                                                        Senior Vice President and General Counsel,
                                                        Invacare Corp.


JOHN G. BREEN                                           KATHLEEN A. OBERT
Retired Chairman and Chief Executive Officer,           Chairman and Chief Executive Officer,
   The Sherwin Williams Co.                                Edward Howard & Co.
Director:
   Goodyear Tire & Rubber Co.
   The Stanley Works




  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.

                                                                       ALLEGIANT
                                                                  [LOGO OMITTED]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
Allegiant Funds
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


Allegiant Funds' Investment Company Act
registration number is 811-4416



    [LOGO OMITTED]
      ALLEGIANT
www.allegiantfunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                        I SHARES

                                                                 OCTOBER 1, 2006



                                                              MONEY MARKET FUNDS

                                                    Government Money Market Fund
                                                               Money Market Fund
                                                Ohio Municipal Money Market Fund
                                       Pennsylvania Tax Exempt Money Market Fund
                                                    Tax Exempt Money Market Fund
                                                      Treasury Money Market Fund






                                                                  [LOGO OMITTED]

                       THE SECURITIES AND EXCHANGE COMMISSION
             HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
              OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class I Shares of the Allegiant Money Market Funds before investing. Allegiant also offers Class I Shares of Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds in separate prospectuses. To obtain more information on Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                          PAGE
                                                                          ----

RISK/RETURN INFORMATION COMMON TO THE FUNDS.................................1
ALLEGIANT GOVERNMENT MONEY MARKET FUND......................................2
ALLEGIANT MONEY MARKET FUND.................................................4
ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND..................................6
ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND.........................8
ALLEGIANT TAX EXEMPT MONEY MARKET FUND.....................................10
ALLEGIANT TREASURY MONEY MARKET FUND.......................................12
MORE INFORMATION ABOUT PRINCIPAL RISKS.....................................17
INVESTMENT ADVISER AND INVESTMENT TEAMS....................................17
PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................18
DISTRIBUTION PLAN..........................................................23
DIVIDENDS AND TAXES........................................................24
APPENDIX A
     MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES...............A-1
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................A-2
APPENDIX B
     FINANCIAL HIGHLIGHTS.................................................B-1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that goal. The investment objective of a Fund may be changed without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this objective and it is possible that you may lose money by investing in a Fund.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC")or any government agency.

ALLEGIANT GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term debt securities
                                         issued by the U.S. government, its
                                         agencies and instrumentalities and
                                         repurchase agreements related to such
                                         securities designed to allow the Fund
                                         to maintain a stable net asset value of
                                         $1.00 per share

PRINCIPAL RISKS                          Interest rate risk, credit risk,
                                         counterparty risk, stable NAV risk

TICKER SYMBOL                            AGIXX

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996         1997      1998      1999      2000      2001       2002         2003         2004         2005
5.14%        5.25%     5.15%     4.82%     6.11%     3.90%      1.46%        0.74%        0.93%        2.82%

Best Quarter         1.58%            (12/31/00)
Worst Quarter        0.15%             (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 2.15%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)


--------------------------------------------------------------------------
CLASS I SHARES                        1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Allegiant Government Money             2.82%         1.97%         3.62%
 Market Fund
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.


FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term debt securities
                                         designed to allow the Fund to maintain
                                         a stable net asset value of $1.00 per
                                         share

PRINCIPAL RISKS                          Interest rate risk, credit risk,
                                         counterparty risk, stable NAV risk

TICKER SYMBOL                            ARIXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fundby showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996         1997      1998       1999      2000       2001       2002        2003        2004        2005
5.19%        5.32%     5.25%      4.92%     6.22%      3.91%      1.47%       0.78%       0.96%       2.88%

Best Quarter         1.60%             (12/31/00)
Worst Quarter        0.16%              (6/30/04)


The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 2.18%.


AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)


--------------------------------------------------------------------------
CLASS I SHARES                        1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
   Allegiant Money Market Fund         2.88%        1.99%          3.67%
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and Ohio personal
                                         income tax, consistent with stability
                                         of principal

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term Ohio municipal money
                                         market instruments designed to allow
                                         the Fund to maintain a stable net asset
                                         value of $1.00 per share and generate
                                         income exempt from federal and Ohio
                                         income taxes

PRINCIPAL RISKS                          Interest rate risk, credit risk, single
                                         state risk, stable NAV risk

TICKER SYMBOL                            AOIXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

 1999          2000        2001        2002        2003        2004        2005
 2.93%         3.83%       2.60%       1.23%       0.78%       0.91%       2.11%

Best Quarter          1.01%             (12/31/00)
Worst Quarter         0.15%              (9/30/03)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.50%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)


--------------------------------------------------------------------------
                                                      SINCE      DATE OF
CLASS I SHARES                 1 YEAR     5 YEARS   INCEPTION   INCEPTION
--------------------------------------------------------------------------
Allegiant Ohio Municipal Money
Market Fund                     2.11%      1.52%      2.09%       9/15/98
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     Current income exempt from regular
                                         federal income tax and Pennsylvania
                                         personal income tax, consistent with
                                         stability of principal


PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term Pennsylvania
                                         municipal money market instruments
                                         designed to allow the Fund to maintain
                                         a stable net asset value of $1.00 per
                                         share and generate income exempt from
                                         federal and Pennsylvania income taxes

PRINCIPAL RISKS                          Interest rate risk, credit risk, single
                                         state risk, stable NAV risk

TICKER SYMBOL                            APIXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax ("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

   1996         1997        1998        1999        2000        2001       2002       2003       2004     2005
   3.14%        3.43%       3.14%      2.97%       3.81%       2.55%       1.24%      0.78%     0.87%     2.09%

Best Quarter         0.99%                     (12/31/00)
Worst Quarter        0.15%                      (9/30/03)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.52%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------
CLASS I SHARES                          1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------
Allegiant Pennsylvania Tax Exempt Money
Market Fund                              2.09%      1.50%       2.40%
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES
See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current interest income exempt
                                         from federal income tax consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term municipal money
                                         market instruments designed to allow
                                         the Fund to maintain a stable net asset
                                         value of $1.00 per share and generate
                                         income exempt from federal income tax

PRINCIPAL RISKS                          Interest rate risk, credit risk, stable
                                         NAV risk

TICKER SYMBOL                            AEIXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996         1997      1998      1999      2000       2001       2002         2003        2004        2005
3.21%        3.37%     3.23%     2.95%     3.84%      2.55%      1.19%        0.75%       0.90%       2.10%

Best Quarter          1.01%           (12/31/00)
Worst Quarter         0.15%            (9/30/03)


The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 1.49%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)


--------------------------------------------------------------------------
CLASS I SHARES                      1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Allegiant Tax Exempt
Money Market Fund                    2.10%        1.50%          2.40%
--------------------------------------------------------------------------


For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.


FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE                     High current income consistent with
                                         stability of principal while
                                         maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term obligations of the
                                         U.S. Treasury designed to allow the
                                         Fund to maintain a stable net asset
                                         value of $1.00 per share

PRINCIPAL RISK                           Interest rate risk, stable NAV risk

TICKER SYMBOL                            ATIXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it would adopt a policy that would permit the Fund to invest less than 80% of its net assets plus any borrowings for investment purposes in such securities.

In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 17, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance table measures performance in terms of the Fund's average annual total returns. However, this Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996          1997        1998       1999        2000        2001        2002       2003        2004        2005
4.86%         4.92%       4.70%      4.34%       5.55%       3.63%       1.34%      0.65%       0.79%       2.55%

Best Quarter          1.46%            (12/31/00)
Worst Quarter         0.13%             (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2006 was 2.00%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)


--------------------------------------------------------------------------
CLASS I SHARES                        1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Allegiant Treasury Money Market Fund   2.55%         1.79%         3.32%
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page 14 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

                                       GOVERNMENT MONEY MARKET                               OHIO MUNICIPAL MONEY
                                                FUND                MONEY MARKET FUND             MARKET FUND
------------------------------------- -------------------------- ------------------------- --------------------------
Investment Advisory Fees*                       0.30%                     0.30%                      0.20%
------------------------------------- -------------------------- ------------------------- --------------------------
Distribution
(12b-1) Fees(1)                                 0.02%                     0.02%                      0.02%
------------------------------------- -------------------------- ------------------------- --------------------------
Other Expenses                                  ___%                       ___%                      ___%
------------------------------------- -------------------------- ------------------------- --------------------------
Total Annual Fund
Operating Expenses*                             ___%                       ___%                      ___%
------------------------------------- -------------------------- ------------------------- --------------------------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                           GOVERNMENT MONEY                             OHIO MUNICIPAL MONEY
                                              MARKET FUND        MONEY MARKET FUND          MARKET FUND
------------------------------------- ------------------------ ---------------------- --------------------------
Investment Advisory Fees                       0.25%                   0.25%                    0.15%
------------------------------------- ------------------------ ---------------------- --------------------------
Total Annual Fund Operating Expenses           _.__%                   _.__%                    _.__%
------------------------------------- ------------------------ ---------------------- --------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

                                          PENNSYLVANIA TAX
                                            EXEMPT MONEY            TAX EXEMPT MONEY            TREASURY MONEY
                                             MARKET FUND                MARKET  FUND               MARKET FUND
------------------------------------- -------------------------- ------------------------- --------------------------
Investment Advisory Fees*                       0.20%                     0.20%                      0.30%
------------------------------------- -------------------------- ------------------------- --------------------------
Distribution
(12b-1) Fees(1)                                 0.02%                     0.02%                      0.02%
------------------------------------- -------------------------- ------------------------- --------------------------
Other Expenses                                  ___%                       ___%                      ___%
------------------------------------- -------------------------- ------------------------- --------------------------
Total Annual Fund
Operating Expenses*                             ___%                       ___%                      ___%
------------------------------------- -------------------------- ------------------------- --------------------------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                         PENNSYLVANIA TAX
                                        EXEMPT MONEY MARKET       TAX EXEMPT MONEY        TREASURY MONEY
                                               FUND                  MARKET FUND            MARKET FUND
------------------------------------- ------------------------ ---------------------- ------------------------
Investment Advisory Fees                       0.15%                   0.15%                   0.25%
------------------------------------- ------------------------ ---------------------- ------------------------
Total Annual Fund Operating Expenses           _.__%                   _.__%                   _.__%
------------------------------------- ------------------------ ---------------------- ------------------------


(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

  For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution Plan" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                                1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                                ------          -------          -------          --------
GOVERNMENT MONEY MARKET FUND                     $___            $___              $___             $___
MONEY MARKET FUND                                $___            $___              $___             $___
OHIO MUNICIPAL MONEY MARKET FUND                 $___            $___              $___             $___
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND        $___            $___              $___             $___
TAX EXEMPT MONEY MARKET FUND                     $___            $___              $___             $___
TREASURY MONEY MARKET FUND                       $___            $___              $___             $___

MORE INFORMATION ABOUT PRINCIPAL RISKS

------------------------------------- ---------- --------- ---------- --------- ---------
                                       COUNTER-              INTEREST   SINGLE    STABLE
                                        PARTY      CREDIT     RATE      STATE      NAV
                                         RISK       RISK      RISK      RISK      RISK
------------------------------------- ---------- --------- ---------- --------- ---------
MONEY MARKET FUNDS
------------------------------------- ---------- --------- ---------- --------- ---------
   Government Money Market Fund           o          o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Money Market Fund                      o          o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Ohio Municipal Money Market Fund                  o          o         o         o
------------------------------------- ---------- --------- ---------- --------- ---------
   Pennsylvania Tax Exempt Money                     o          o         o         o
   Market Fund
------------------------------------- ---------- --------- ---------- --------- ---------
   Tax Exempt Money Market Fund                      o          o                   o
------------------------------------- ---------- --------- ---------- --------- ---------
   Treasury Money Market Fund                                   o                   o
------------------------------------- ---------- --------- ---------- --------- ---------

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Funds invest only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, a Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of a Fund's securities.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund's yield will tend to be higher when interest rates fall.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that specific state.

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006.

----------------------------------------- ------------------------------------------------- ------------------------
                                                                                             ADVISORY FEES PAID AS
                                                                                            A PERCENTAGE OF AVERAGE
                                                                                              NET ASSETS FOR THE
                                                                                               FISCAL YEAR ENDED
FUND NAME                                 MANAGEMENT TEAM                                        MAY 31, 2006
----------------------------------------- ------------------------------------------------- ------------------------
Government Money Market Fund              Taxable Money Market Management Team                      ____%
----------------------------------------- ------------------------------------------------- ------------------------
Money Market Fund                         Taxable Money Market Management Team                      ____%
----------------------------------------- ------------------------------------------------- ------------------------
Ohio Municipal Money Market Fund          Tax Exempt Money Market Management Team                   ____%
----------------------------------------- ------------------------------------------------- ------------------------
Pennsylvania Tax Exempt Money
Market Fund                               Tax Exempt Money Market Management Team                   ____%
----------------------------------------- ------------------------------------------------- ------------------------
Tax Exempt Money Market Fund              Tax Exempt Money Market Management Team                   ____%
----------------------------------------- ------------------------------------------------- ------------------------
Treasury Money Market Fund                Taxable Money Market Management Team                      ____%
----------------------------------------- ------------------------------------------------- ------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory agreement is available in the semi-annual report to shareholders for the period ended November 30, 2005.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT, AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

Class I shares may be purchased only through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the "Distributor") to place trades for institutional accounts, broker products or similar products. In order to purchase Class I shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. The Funds may accept or reject any purchase order.

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

HOW TO PURCHASE FUND SHARES

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Allegiant Funds (Fund Name)."
                                "Allegiant Funds (Fund Name)."                Please include your account
                                                                              number on your check and mail it
                                   Allegiant Funds                            to the address at the left.
                                   c/o PFPC Inc.
                                   P.O. Box 9795
                                   Providence, RI 02940-9795

                                For overnight delivery mail to:

                                   Allegiant Funds
                                   c/o PFPC Inc.
                                   101 Sabin Street
                                   Pawtucket, RI  02860-1427

                                Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).


WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire.  Ask your   handling of funds.  Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left.  Please include your
                                                                              account number.
                                PNC Bank, N.A.
                                Philadelphia, PA                              Allegiant and its transfer agent
                                ABA # 031000053                               are not responsible for the
                                DDA# 8611711342                               consequences of delays resulting
                                For credit to the Allegiant Funds             from the banking or Federal
                                Further credit (your name and fund account    Reserve Wire system, or from
                                number)                                       incomplete wiring instructions.
                                Confirmation or order number (if applicable)

                                   Note:  Your bank may charge you a fee
                                   for this service.

                                Allegiant and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
                                Reserve Wire system, or from incomplete wiring instructions.

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT

FINANCIAL INTERMEDIARY          You may buy shares through accounts with      Please refer to New Account Set
                                brokers or other financial institutions       Up to the left.
                                that are authorized to place trades in Fund
                                shares for their customers.  If you invest
                                through an authorized institution, you will
                                have to follow its procedures.  Your broker
                                or institution may charge a fee for its
                                services, in addition to the fees charged
                                by Allegiant.  Address correspondence or
                                questions regarding a Fund to your
                                institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for each of the Funds and the deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV:

                                                                                     DEADLINE FOR SUBMITTING PURCHASE
                                                                                     ORDERS TO THE TRANSFER AGENT TO
                                                 TIME OF NAV CALCULATION             RECEIVE THE CURRENT DAY'S NAV
------------------------------------------------ ----------------------------------- -----------------------------------
Money Market Fund                                ONCE DAILY                          3:30 p.m. Eastern Time
Government Money Market Fund                     4:00 p.m. Eastern Time
                                                 (or close of trading on the NYSE)
------------------------------------------------ ----------------------------------- -----------------------------------
Ohio Municipal Money Market Fund                 TWICE DAILY                         11:45 p.m. Eastern Time
Pennsylvania Tax Exempt                          1:00 p.m. Eastern Time and 4:00
   Money Market Fund                             p.m. Eastern Time
Tax Exempt Money Market Fund                     (or close of trading on the NYSE)
Treasury Money Market Fund

To be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and immediately available funds before 3:30 p.m. Eastern Time that day.

NAV is not calculated on holidays when the NYSE is closed for trading.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV for the money market funds, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund will value its portfolio at market price or fair value prices will be determined in good faith by a Fund's Adviser and fund accountant using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 18 "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by Allegiant.


SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors--these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined after the Fund receives your request.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

     (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission ("SEC");

     (b) the NYSE is closed for other than customary weekend and holiday closings;

     (c) the SEC has by order permitted the Fund's suspension; or

     (d) an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares of a Fund for Class I Shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time.

Short-term trading in other Allegiant Funds creates transaction costs that are borne by all shareholders in those Funds and disrupts the orderly management of the Fund's portfolio investments. The Board of Trustees of Allegiant has adopted procedures that impose limits on such exchanges to discourage excessive short-term trading by shareholders.

If you are exchanging into or out of an Allegiant non-money market fund, the general trading limits on those Funds limit shareholders to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. Please refer to the prospectus for the relevant fund for more information on Allegiant's short-term trading policies and procedures for those funds.

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason.

You will be provided 60 days' written notice before any material change to the exchange privilege is made.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL
Indicate which existing Fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

   Allegiant Funds
   c/o PFPC Inc.
   P.O. Box 9795
   Providence, RI 02940-9795

For overnight delivery mail to:

   Allegiant Funds
   c/o PFPC Inc.
   101 Sabin Street
   Pawtucket, RI  02860-1427

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than 0.02% with respect to the Government Money Market Fund, 0.02% with respect to the Money Market, Tax Exempt Money Market and Treasury Money Market Funds and 0.20% with respect to the Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Each Fund accrues its income daily and distributes it monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.allegiantfunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after Allegiant receives your written notice.

FEDERAL TAXES

Fund distributions (other than exempt-interest dividends discussed below) will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Each Fund contemplates declaring as dividends each year all or substantially all of its net taxable investment income. Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, pursuant to a sunset provision, this rate will increase to 20% for taxable years after December 31, 2010.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX EXEMPT MONEY MARKET FUNDS

The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund (the "Tax Exempt Funds") anticipate that substantially all of their distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as distributions that are derived from occasional taxable investments or from capital gains, if any. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Ohio Municipal Money Market Fund intends to distribute income that is exempt from Ohio personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website. The following chart indicates the specific investments in which each Fund primarily invests.

    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
                                                                             Eurodollar
                                                                 Fixed          and
                                                                 Income        Yankee      Government   Repurchase   Municipal
                                                                 Securities  Obligations   Securities   Agreements   Securities
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT GOVERNMENT MONEY MARKET FUND                           X                          X            X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT MONEY MARKET FUND                                      X            X             X            X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND                       X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND              X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT TAX EXEMPT MONEY MARKET FUND                           X                                                    X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------
    ALLEGIANT TREASURY MONEY MARKET FUND                             X                          X
    ------------------------------------------------------------ ---------- ------------- ------------ ------------ ------------

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

EURODOLLAR AND YANKEE OBLIGATIONS
The Money Market Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

GOVERNMENT SECURITIES
Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS
Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS
To the extent not inconsistent with a Fund's other investment policies, a Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities may temporarily deviate from such policy in limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

MONEY MARKET FUNDS
Allegiant has obtained an order from the Securities and Exchange Commission ("SEC") that allows the non-money market funds offered by Allegiant through separate prospectuses to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by this prospectus. A non-money market fund will generally hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

                                   APPENDIX B
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by ___________________, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2006 and is incorporated by reference into the Statement of Additional Information.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31,
Unless Otherwise Indicated

                                                                                                                       Ratio of Net
                                                                                         Ratio of Net    Ratio of       Investment
        Net Asset              Dividends                                    Ratio of      Investment    Expenses to     Income to
          Value,       Net     from Net    Net Asset           Net Assets   Expenses to   Income to     Average Net     Average Net
        Beginning  Investment Investment  Value, End   Total   End of Year   Average     Average Net  Assets (Before  Assets (Before
         of Year     Income     Income     of Year    Return     (000)      Net Assets      Assets      Fee Waivers)   Fee Waivers)

GOVERNMENT MONEY MARKET FUND
Class I
2006
2005      $1.00     $0.02+     $(0.02)      $1.00      1.58%  $  724,656      0.44%         1.43%           0.54%         1.33%
2004       1.00      0.01+      (0.01)       1.00      0.65    1,554,598      0.42          0.65            0.52          0.55
2003       1.00      0.01+      (0.01)       1.00      1.15    1,966,487      0.41          1.16            0.51          1.06
2002       1.00      0.02+      (0.02)       1.00      2.43    2,195,174      0.39          2.31            0.49          2.21

MONEY MARKET FUND(1)
Class I
2006
2005      $1.00     $0.02+     $(0.02)      $1.00      1.62%  $2,373,840      0.42%         1.57%           0.52%         1.47%
2004       1.00      0.01+      (0.01)       1.00      0.67    2,920,107      0.43          0.68            0.53          0.58
2003       1.00      0.01+      (0.01)       1.00      1.19    3,646,585      0.40          1.19            0.50          1.09
2002       1.00      0.02+      (0.02)       1.00      2.41    3,533,294      0.40          2.33            0.50          2.23

OHIO MUNICIPAL MONEY MARKET FUND
Class I
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.38%  $  304,362      0.33%         1.40%           0.53%         1.20%
2004       1.00      0.01+      (0.01)       1.00      0.70      238,433      0.34          0.70            0.54          0.50
2003       1.00      0.01+      (0.01)       1.00      1.06      262,692      0.32          1.05            0.52          0.85
2002       1.00      0.02+      (0.02)       1.00      1.77      185,180      0.31          1.72            0.51          1.52

+   Per share data calculated using average shares outstanding method.

(1) Capital infusions resulted in a $0.001 effect in the net asset value per share of Class I. The capital infusions were provided in order to eliminate the potential deviation in the Fund's net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no effect on the total return of the Fund.

                                                                                                                       Ratio of Net
                                                                                         Ratio of Net    Ratio of       Investment
        Net Asset              Dividends                                    Ratio of      Investment    Expenses to     Income to
          Value,       Net     from Net    Net Asset           Net Assets   Expenses to   Income to     Average Net     Average Net
        Beginning  Investment Investment  Value, End   Total   End of Year   Average     Average Net  Assets (Before  Assets (Before
         of Year     Income     Income     of  Year   Return+    (000)      Net Assets      Assets      Fee Waivers)   Fee Waivers)
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
Class I
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.35%     $93,325      0.34%         1.33%           0.59%         1.08%
2004       1.00      0.01+      (0.01)       1.00      0.69       97,248      0.34          0.69            0.59          0.44
2003       1.00      0.01+      (0.01)       1.00      1.07      100,585      0.30          1.06            0.55          0.81
2002       1.00      0.02+      (0.02)       1.00      1.76      112,169      0.34          1.69            0.59          1.44

TAX EXEMPT MONEY MARKET FUND
Class I
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.36%    $436,206      0.33%         1.35%           0.53%         1.15%
2004       1.00      0.01+      (0.01)       1.00      0.68      426,256      0.33          0.68            0.53          0.48
2003       1.00      0.01+      (0.01)       1.00      1.04      545,100      0.31          1.03            0.51          0.83
2002       1.00      0.02+      (0.02)       1.00      1.74      539,093      0.30          1.70            0.50          1.50

TREASURY MONEY MARKET FUND
Class I
2006
2005      $1.00     $0.01+     $(0.01)      $1.00      1.43%    $196,930      0.43%         1.17%           0.48%         1.12%
2004       1.00      0.01+      (0.01)       1.00      0.54      578,023      0.43          0.54            0.48          0.49
2003       1.00      0.01+      (0.01)       1.00      1.07      636,837      0.41          1.04            0.46          0.99
2002       1.00      0.02+      (0.02)       1.00      2.23      468,283      0.40          2.12            0.45          2.07

+ Per share data calculated using average shares outstanding method.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS



                         ALLEGIANT FUNDS PRIVACY NOTICE

         The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

      o Information that you provide to us, such as on applications or other forms, or

      o  Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT FUNDS' PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.


BOARD OF TRUSTEES

ROBERT D. NEARY                                         KELLEY J. BRENNAN
CHAIRMAN                                                Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                               JOHN F. DURKOTT
  Commercial Metals Company                             President and Chief Executive Officer,
  Strategic Distribution, Inc.                            Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                                      RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL      Garvice D. Kincaid Professor of Finance and Dean
OFFICER                                                   Emeritus, Gatton College of Business and
Executive Vice President and Chief Investment             Economics, University of Kentucky
Officer, National City Corporation
                                                        GERALD L. GHERLEIN
DOROTHY A. BERRY                                        Retired Executive Vice President and
President, Talon Industries, Inc.                          General Counsel, Eaton Corporation
Chairman and Director:
  Professionally Managed Portfolios                     DALE C. LAPORTE
                                                        Senior Vice President and General Counsel,
                                                           Invacare Corp.

JOHN G. BREEN                                           KATHLEEN A. OBERT
Retired Chairman and Chief Executive Officer,           Chairman and Chief Executive Officer,
  The Sherwin Williams Co.                                Edward Howard & Co.
Director:
  Goodyear Tire & Rubber Co.
  The Stanley Works






  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.




                                                                  [LOGO OMITTED]
                                                                       ALLEGIANT

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
Allegiant Funds
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416.






    [LOGO OMITTED]
      ALLEGIANT
www.allegiantfunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                        B SHARES

                                                                 OCTOBER 1, 2006

EQUITY FUNDS                                                  FIXED INCOME FUNDS
International Equity Fund                                              Bond Fund
Large Cap Core Equity Fund                              Government Mortgage Fund
Large Cap Growth Fund                                     Intermediate Bond Fund
Large Cap Value Fund                                  Limited Maturity Bond Fund
Mid Cap Value Fund                                   Total Return Advantage Fund
Multi-Factor Mid Cap Growth Fund                           Ultra Short Bond Fund
Multi-Factor Small Cap Value Fund
S&P 500 Index Fund                                           TAX FREE BOND FUNDS
Small Cap Core Fund                                             Intermediate Tax
Small Cap Growth Fund                                           Exempt Bond Fund

ASSET ALLOCATION FUNDS                                     Michigan Intermediate
Aggressive Allocation Fund                                   Municipal Bond Fund
Balanced Allocation Fund
Conservative Allocation Fund                                   Ohio Intermediate
                                                            Tax Exempt Bond Fund
MONEY MARKET FUNDS
Money Market Fund                                      Pennsylvania Intermediate
Tax Exempt Money Market Fund                                 Municipal Bond Fund

                                          THE SECURITIES AND EXCHANGE COMMISSION
                                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
                                 OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ALLEGIANT(SM) LOGO]

                          THE DISCIPLINE OF INVESTING,
                             A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information about Class B Shares of the Equity Funds, the Asset Allocation Funds, the Fixed Income Funds, the Tax Free Bond Funds and the Money Market Funds.

EFFECTIVE MAY 31, 2006, CLASS B SHARES OF THE FUNDS ARE NO LONGER OFFERED, EXCEPT IN CONNECTION WITH DIVIDEND REINVESTMENT AND PERMITTED EXCHANGES OF CLASS B SHARES. EXISTING CLASS B SHAREHOLDERS MAY CONTINUE TO HOLD THEIR CLASS B SHARES, REINVEST DIVIDENDS INTO CLASS B SHARES OF THE FUND AND EXCHANGE THEIR CLASS B SHARES FOR CLASS B SHARES OF ANOTHER FUND (AS PERMITTED BY CURRENT EXCHANGE PRIVILEGE RULES). AS OF MAY 31, 2006, NO NEW OR SUBSEQUENT INVESTMENTS, INCLUDING THROUGH THE FUNDS' PLANNED INVESTMENT PROGRAM, WILL BE ALLOWED IN CLASS B SHARES OF ANY FUND, EXCEPT THROUGH A DIVIDEND REINVESTMENT OR PERMITTED EXCHANGE. ALL CLASS B SHARE ATTRIBUTES, INCLUDING ASSOCIATED CONTINGENT DEFERRED SALES CHARGE SCHEDULES, CONVERSION FEATURES AND DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN FEES, WILL CONTINUE IN EFFECT.

To obtain more information about Allegiant, visit www.allegiantfunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
                                                                            ----
RISK/RETURN INFORMATION COMMON TO THE FUNDS .............................
EQUITY FUNDS
  ALLEGIANT INTERNATIONAL EQUITY FUND ...................................
  ALLEGIANT LARGE CAP CORE EQUITY FUND ..................................
  ALLEGIANT LARGE CAP GROWTH FUND .......................................
  ALLEGIANT LARGE CAP VALUE FUND ........................................
  ALLEGIANT MID CAP VALUE FUND ..........................................
  ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND ............................
  ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND ...........................
  ALLEGIANT S&P 500 INDEX FUND ..........................................
  ALLEGIANT SMALL CAP CORE FUND .........................................
  ALLEGIANT SMALL CAP GROWTH FUND .......................................
ASSET ALLOCATION FUNDS
  ALLEGIANT AGGRESSIVE ALLOCATION FUND ..................................
  ALLEGIANT BALANCED ALLOCATION FUND ....................................
  ALLEGIANT CONSERVATIVE ALLOCATION FUND ................................
FIXED INCOME FUNDS
  ALLEGIANT BOND FUND ...................................................
  ALLEGIANT GOVERNMENT MORTGAGE FUND ....................................
  ALLEGIANT INTERMEDIATE BOND FUND ......................................
  ALLEGIANT LIMITED MATURITY BOND FUND ..................................
  ALLEGIANT TOTAL RETURN ADVANTAGE FUND .................................
  ALLEGIANT ULTRA SHORT BOND FUND .......................................

TAX FREE BOND FUNDS
  ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND ...........................
  ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND ...................
  ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND ......................
  ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND ...............
MONEY MARKET FUNDS
  MONEY MARKET FUND .....................................................
  TAX EXEMPT MONEY MARKET FUND ..........................................
INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS ....................
PURCHASING, SELLING AND EXCHANGING FUND SHARES ..........................
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS ..............................
DIVIDENDS AND TAXES .....................................................
APPENDIX A
  MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES ................
  MORE INFORMATION ABOUT FUND INVESTMENTS ...............................
APPENDIX B
  FINANCIAL HIGHLIGHTS ..................................................

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of a Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. Except for the S&P 500 Index Fund, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Although the Money Market Funds seek to maintain a constant price per share of $1.00, there is no guarantee that a money fund will achieve this goal and it is possible that you may lose money by investing in a Money Market Fund.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

EQUITY FUNDS

ALLEGIANT INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in common stocks of foreign issuers

PRINCIPAL RISKS                 Market risk, foreign risk, multi-national
                                companies risk, country risk, active trading risk, derivatives risk

SUB-ADVISER                     Polaris Capital Management, Inc.

TICKER SYMBOL                   AMINX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in foreign equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.

The Adviser has delegated to Polaris the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets between a growth strategy and a value strategy (as to the Fund's assets allocated to growth, the "International Growth Component" and as to the Fund's assets allocated to value, the "International Value Component"). Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund's assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

The Adviser furnishes investment advisory services to the International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria. The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index.

The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser's disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser's proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.

Polaris' pure value style of investment management combines proprietary investment technology and traditional fundamental research to uncover companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary "Global Cost of Equity" model, to select between 50 and 75 stocks.

The Fund's investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative securities, combined with investments in money market instruments and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity. The Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risks, or as part of a hedging strategy.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the Morgan Stanley Capital International Emerging Markets Index or the United Nations classifies as emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999         2000        2001        2002         2003        2004        2005

48.70%       -17.71%     -26.05%     -19.66%      31.84%      15.75%      10.21%

Best Quarter        35.91%      (12/31/99)
Worst Quarter      -20.00%       (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 10.34%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                             SINCE      DATE OF
CLASS B SHARES                          1 YEAR   5 YEARS   INCEPTION   INCEPTION
--------------------------------------------------------------------------------
Allegiant International Equity Fund                                      1/6/98
--------------------------------------------------------------------------------
   Return Before Taxes                   5.21%    -0.41%     4.80%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                      5.06%    -0.51%     4.47%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                             3.67%    -0.38%     4.04%
--------------------------------------------------------------------------------
MSCI EAFE Index(2)
(reflects no deduction for fees,                                         Since
expenses or taxes)                      13.54%     4.55%     ____%      12/31/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The MSCI EAFE Index is an unmanaged index comprising 21 MSCI country indices, representing developed markets outside of North America.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

----------

ALLEGIANT LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in common stocks of large cap
                                companies

PRINCIPAL RISKS                 Market risk, active trading risk

TICKER SYMBOL                   ARCEX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. The Fund is generally a focused portfolio maintaining the same sector percentages as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), thus providing shareholders with a broad equity market exposure. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500 Index. The capitalizations of the S&P 500 Index ranged from $__ billion to $__ billion as of the date of this prospectus.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the company's management team; industry position; the company's business model; and historical growth rates. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999           2000      2001        2002         2003         2004        2005

18.92%         0.71%     -15.03%     -20.94%      25.79%       6.51%       5.35%

Best Quarter        13.53%      (6/30/03)
Worst Quarter      -17.78%      (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 0.78%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                                             SINCE      DATE OF
CLASS B SHARES                          1 YEAR   5 YEARS   INCEPTION   INCEPTION
--------------------------------------------------------------------------------
Allegiant Large Cap Core Equity Fund                                    1/6/98
--------------------------------------------------------------------------------
   Return Before Taxes                   0.35%    -1.43%     5.14%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                     -0.28%    -1.70%     4.33%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                             0.47%    -1.30%     4.18%
--------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees,                                         Since
expenses or taxes)                       4.91%     0.54%     ____%      12/31/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in growth-oriented common stocks of
                                large cap companies

PRINCIPAL RISKS                 Market risk, active trading risk

TICKER SYMBOL                   AREGX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of growth-oriented large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. The Fund is generally a focused portfolio maintaining the same sector percentages as the Russell 1000 Growth Index, thus providing shareholders with increased exposure to the growth areas of the equity market. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999          2000        2001        2002        2003         2004        2005

22.04%        -6.06%      -15.03%     -28.86%     18.94%       2.79%       4.63%

Best Quarter        17.88%      (12/31/99)
Worst Quarter      -16.32%       (3/31/01)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was -1.66%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------------------
                                                                         SINCE     DATE OF
CLASS B SHARES                          1 YEAR   5 YEARS   10 YEARS    INCEPTION  INCEPTION
-------------------------------------------------------------------------------------------
Allegiant Large Cap Growth Fund                                                    1/6/98
-------------------------------------------------------------------------------------------
   Return Before Taxes                  -0.37%    -5.85%     6.12%       1.37%
-------------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                     -0.89%    -6.02%     4.68%       0.95%
-------------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                             0.45%    -4.88%     4.59%       1.06%
-------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)
(reflects no deduction for fees,                                                     Since
expenses or taxes)                       5.26%    -3.58%     6.73%       ____%     12/31/97
-------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in value-oriented common stocks of
                                large cap companies

PRINCIPAL RISK                  Market risk

TICKER SYMBOL                   AEINX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of publicly traded U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer attractive valuation and improving dynamics.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more. The Fund notes that capitalizations of $3 billion to approximately $10 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999          2000        2001        2002        2003         2004        2005

-0.92%        10.53%      -4.75%      15.92%      26.04%       2.79%       8.92%

Best Quarter        15.21%      (6/30/03)
Worst Quarter      -18.11%      (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 5.05%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                             SINCE      DATE OF
CLASS B SHARES                          1 YEAR   5 YEARS   INCEPTION   INCEPTION
--------------------------------------------------------------------------------
Allegiant Large Cap Value Fund                                          1/6/98
--------------------------------------------------------------------------------
   Return Before Taxes                   3.92%    3.96%      5.15%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                      2.65%    3.26%      4.29%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                             4.08%    3.21%      4.12%
--------------------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees,                                         Since
expenses or taxes)                       7.05%    5.28%      ____%      12/31/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in value-oriented common stocks of mid
                                cap companies

PRINCIPAL RISK                  Market risk

TICKER SYMBOL                   ARVBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in value-oriented common stocks of U.S. mid cap companies. The Adviser uses a value-oriented approach and focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value; traditionally these companies have price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when valuations rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small cap and mid cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2004          2005

20.30%        14.40%

Best Quarter       12.36%       (12/31/04)
Worst Quarter       0.00%        (9/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 6.80%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                          SINCE         DATE
CLASS B SHARES                                 1 YEAR   INCEPTION   OF INCEPTION
--------------------------------------------------------------------------------
Allegiant Mid Cap Value Fund                                          6/2/03
--------------------------------------------------------------------------------
   Return Before Taxes                          9.40%     20.23%
--------------------------------------------------------------------------------
   Return After Taxes on Distributions(1)       7.06%     17.21%
--------------------------------------------------------------------------------
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                   7.46%     16.29%
--------------------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees,                                        Since
expenses or taxes)                             12.65%     _____%       5/31/03
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND
(formerly the Allegiant Mid Cap Growth Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in growth-oriented common stocks of
                                mid cap companies

PRINCIPAL RISKS                 Market risk, active trading risk

TICKER SYMBOL                   AQIBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in growth-oriented common stocks of U.S. mid cap companies (i.e., companies within the Russell Midcap Index that possess higher price-to-book ratios and higher forecasted growth values). Using an analytical process together with fundamental research methods, the Adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance relative to the securities of comparable companies. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities of mid cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Mid Capitalization Fund which was reorganized into the Allegiant Mid Cap Growth Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001     2002     2003    2004   2005

17.59%  10.87%  10.17%  44.47%  -8.72%  -19.65%  -31.92%  32.92%  4.88%  5.37%

Best Quarter        34.66%      (12/31/99)
Worst Quarter      -27.38%       (9/30/01)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 1.19%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------

CLASS B SHARES                                   1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Allegiant Multi-Factor Mid Cap Growth Fund
--------------------------------------------------------------------------------
   Return Before Taxes                            0.37%     -4.67%     4.44%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                               0.37%     -4.67%     2.07%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                      0.24%     -3.91%     3.29%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(2)
(reflects no deduction for fees,
expenses or taxes)                               12.10%      1.38%     9.27%
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest U.S. companies among the largest 1,000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
(formerly the Allegiant Small Cap Value Fund)

FUND SUMMARY

INVESTMENT OBJECTIVE            Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in value-oriented common stocks of
                                small cap companies

PRINCIPAL RISKS                 Market risk, small companies risk

TICKER SYMBOL                   ASMVX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e. companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies represented in the Russell 2000 Value Index). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information prior to November 30, 2005 represents the performance of Allegiant Small Cap Value Fund which changed its investment goal, principal investment strategies and name to the Allegiant Multi-Factor Small Cap Value Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999    2000     2001     2002      2003     2004     2005

6.97%   32.35%   16.25%   -11.40%   37.65%   20.43%   -2.04%

Best Quarter        18.94%      (12/31/01)
Worst Quarter      -18.05%       (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 8.78%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------------------------------------------
                                                                                     DATE
                                                                         SINCE        OF
CLASS B SHARES                           1 YEAR   5 YEARS   10 YEARS   INCEPTION   INCEPTION
----------------------------------------------------------------------------------------------
Allegiant Multi-Factor Small Cap Value Fund                                         1/6/98
----------------------------------------------------------------------------------------------
   Return Before Taxes                   -6.29%    10.57%    13.19%     10.27%
----------------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                      -9.06%     7.94%    10.55%      8.04%
----------------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                             -2.35%     8.05%    10.26%      7.90%
----------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)
(reflects no deduction for fees,                                                     Since
expenses or taxes)                        4.71%    13.55%    13.08%       ___%     12/31/97
----------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT S&P 500 INDEX FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            To approximate, before Fund expenses, the
                                investment results of the S&P 500 Index

PRINCIPAL INVESTMENT STRATEGY   Investing in stocks that comprise the S&P 500
                                Index

PRINCIPAL RISKS                 Market risk, tracking error risk, derivatives
                                risk

TICKER SYMBOL                   AEXBX

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund's net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the S&P 500 Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the S&P 500 Index. The Adviser may invest in S&P 500 futures in addition to or in place of S&P 500 stocks in addition to or in place of S&P 500 stocks to attempt to equal the performance of the S&P 500 Index when futures are less expensive than actual stocks. The value of S&P futures closely track changes in the value of the S&P 500 Index. The Fund may also invest in other S&P 500 derivatives with economic characteristics similar to the common stocks in the S&P 500 Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund's net assets. The Fund may purchase a security that is scheduled to be included in the S&P 500 Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500 Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500 Index with the goal of adding small incremental performance relative to the S&P 500 Index. Stocks that are held in very small proportions in the S&P 500 Index may be excluded from the Fund or held short if they are expected to underperform.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks comprising the S&P 500 Index may underperform other segments of the equity markets or the equity markets as a whole.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

TRACKING ERROR RISK. The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2001     2002     2003    2004   2005

-13.10%  -23.39%  27.00%  9.50%  3.50%

Best Quarter        15.04%      (6/30/03)
Worst Quarter      -17.72%      (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 2.04%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                           SINCE      DATE OF
CLASS B SHARES                        1 YEAR   5 YEARS   INCEPTION   INCEPTION
--------------------------------------------------------------------------------
Allegiant S&P 500 Index Fund                                         1/4/00
--------------------------------------------------------------------------------
   Return Before Taxes                -1.50%    -1.24%    -1.66%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                   -1.61%    -1.34%    -1.76%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                          -0.88%    -1.09%    -1.44%
--------------------------------------------------------------------------------
S&P 500 Index(2)
(reflects no deduction for fees,                                        Since
expenses or taxes)                     3.82%    -0.56%      ___%      12/31/99
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in common stocks of small cap
                                companies

PRINCIPAL RISKS                 Market risk, small companies risk

TICKER SYMBOL                   ASCBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap U.S. equity securities that possess both value and growth characteristics. The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)).(1) CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. Investment Counselors believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million and $3 billion at the time of purchase. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

----------
(1)    CFROI is a registered trademark of CSFB Holt.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2005

2.72%

Best Quarter        2.81%      (9/30/05)
Worst Quarter      -2.45%      (3/31/05)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 7.77%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                                        DATE
                                                           SINCE         OF
CLASS B SHARES                                 1 YEAR    INCEPTION   INCEPTION
--------------------------------------------------------------------------------
Allegiant Small Cap Core Fund                                        4/02/04
--------------------------------------------------------------------------------
   Return Before Taxes                          -2.28%     4.61%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                             -2.28%     4.61%
--------------------------------------------------------------------------------
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)                   -1.48%     3.93%
--------------------------------------------------------------------------------
Russell 2000 Index(2)
(reflects no deduction for fees,                                       Since
expenses or taxes)                               4.55%       ___%     3/31/04
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation

PRINCIPAL INVESTMENT STRATEGY   Investing in growth-oriented common stocks of
                                small cap companies

PRINCIPAL RISKS                 Market risk, small companies risk, active
                                trading risk

TICKER SYMBOL                   ASGRX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of publicly traded small cap equity securities of U.S. companies. The Adviser seeks to invest in small cap companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion. The Fund notes that capitalizations of $1 billion to $3 billion are considered to be in the "mid cap" range by some industry sources.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999     2000      2001     2002      2003     2004     2005

34.81%   -15.73%   -8.97%   -39.87%   44.25%   -0.87%   -5.84%

Best Quarter        35.90%      (12/31/99)
Worst Quarter      -25.97%       (9/30/01)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 4.56%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                                       DATE
                                                            SINCE       OF
CLASS B SHARES                           1 YEAR  5 YEARS  INCEPTION  INCEPTION
--------------------------------------------------------------------------------
Allegiant Small Cap Growth Fund                                       1/6/98
--------------------------------------------------------------------------------
   Return Before Taxes                   -10.55%  -6.30%   -1.37%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                      -10.55%  -6.30%   -1.66%
--------------------------------------------------------------------------------
   Returns After Taxes on Distributions
   and Sale of Fund Shares(1)             -6.85%  -5.24%   -1.17%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
(reflects no deduction for fees,                                       Since
expenses or taxes)                         4.15%   2.28%        %    12/31/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT)

                                                                        LARGE CAP   LARGE CAP
                                       INTERNATIONAL   LARGE CAP CORE     GROWTH      VALUE
CLASS B SHARES                          EQUITY FUND     EQUITY FUND        FUND        FUND
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                          None              None          None        None
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)                             5.00%(1)          5.00%(1)      5.00% 1     5.00% 1
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                          None              None          None        None
---------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)          None              None          None        None
---------------------------------------------------------------------------------------------
Exchange Fee                             None              None          None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Investment Advisory Fees                 1.15%(*,2)        0.75%(3)      0.75%(3)    0.75% 3
---------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                             0.75%             0.75%         0.75%       0.75%
---------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)         0.25%             0.25%         0.25%       0.25%
---------------------------------------------------------------------------------------------
   Other                                 ____%             ____%         ____%       ____%
---------------------------------------------------------------------------------------------
Total Other Expenses                     ____%             ____%         ____%       ____%
---------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                       ____% *           ____%         ____%       ____%
---------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                    INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                                      1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          _.__%
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT)

                                                        MULTI-FACTOR    MULTI-FACTOR
                                       MID CAP VALUE   MID CAP GROWTH     SMALL CAP      S&P 500
CLASS B SHARES                              FUND            FUND         VALUE FUND    INDEX FUND
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                          None              None            None          None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)                             5.00%(1)          5.00%(1)        5.00%(1)      5.00%(1)
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                          None              None            None          None
-------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)          None              None            None          None
-------------------------------------------------------------------------------------------------
Exchange Fee                             None              None            None          None

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                 1.00%(3)          1.00%(3)        1.00%(3)      0.35%
-------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                             0.75%             0.75%           0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)         0.25%             0.25%           0.25%         0.25%
-------------------------------------------------------------------------------------------------
   Other                                 ____%             ____%           ____%         ____%
-------------------------------------------------------------------------------------------------
Total Other Expenses                     ____%             ____%           ____%         ____%
-------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                       ____% *           ____% *         ____%         ____% *
-------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                    MULTI-FACTOR
                                        MID CAP    MID CAP GROWTH      S&P 500
                                      VALUE FUND        FUND         INDEX FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                 _.__%          _.__%           _.__%
--------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                                 _.__%          _.__%           _.__%
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT

                                                 SMALL CAP CORE       SMALL CAP
CLASS B SHARES                                        FUND           GROWTH FUND
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        None              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                 5.00%(1)          5.00%(1)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                  None              None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                             None              None
--------------------------------------------------------------------------------
Exchange Fee                                         None              None

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                             1.00% 3           1.00%(3)
--------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                         0.75%             0.75%
--------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)                     0.25%             0.25%
--------------------------------------------------------------------------------
   Other                                             ____%             ____%
--------------------------------------------------------------------------------
Total Other Expenses                                 ____%             ____%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 ____%             ____% *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                        SMALL CAP
                                                          GROWTH
--------------------------------------------------------------------------------
Investment Advisory Fees                                    .  %
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       _.__%
--------------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. Class B Shares convert to Class A Shares after eight years. For more information see the "Contingent Deferred Sales Charges" section of this prospectus.

(2) From its advisory fee, the Adviser pays a sub-advisory fee to Polaris based on the portion of assets of the Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

(3) The advisory fee is reduced to 0.95% on assets of $500 million or more, but less than $1 billion and to 0.90% on assets of $1 billion and over for the Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds. The advisory fee is reduced to 0.95% on assets of $1 billion or more, but less than $1.5 billion and to 0.90% on assets $1.5 billion and over for the Multi-Factor Mid Cap Growth and Mid Cap Value Funds. The advisory fee is reduced to 0.70% on assets of $1 billion or more, but less than $1.5 billion and to 0.65% on assets $1.5 billion and over for the Large Cap Core Equity, Large Cap Growth and Large Cap Value Funds.

(4) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class B Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs may be different, your approximate costs would be:

                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     ------   -------   -------   --------
INTERNATIONAL EQUITY FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
LARGE CAP CORE EQUITY FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
LARGE CAP GROWTH FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
LARGE CAP VALUE FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
MID CAP VALUE FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
MULTI-FACTOR MID CAP GROWTH FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
MULTI-FACTOR SMALL CAP VALUE FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
S&P 500 INDEX FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
SMALL CAP CORE FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___
SMALL CAP GROWTH FUND
   Class B Shares(1)                  $___      $___      $___      $___
   Class B Shares(2)                  $___      $___      $___      $___

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

ASSET ALLOCATION FUNDS

ALLEGIANT AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Capital appreciation with current income as a
                                secondary objective

PRINCIPAL INVESTMENT STRATEGY   Investing in a combination of Underlying
                                Allegiant Funds that, in turn, invest primarily in U.S. and foreign common stocks and, to a lesser extent, in investment grade fixed income securities and cash equivalents

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                   ARABX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Multi-Factor Small Cap Value and Allegiant Small Cap Growth Funds), 10% to 40% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds) and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. Since some Underlying Allegiant Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

INTEREST RATE RISK. An investment in an Underlying Allegiant Fund that invests in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Allegiant Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Allegiant Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Allegiant Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Allegiant Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Allegiant Fund will suffer from the inability to invest in higher-yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Allegiant Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Allegiant Funds will not anticipate market trends successfully. For example, weighting Underlying Allegiant Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Allegiant Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Allegiant Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks which can reduce the selling prices.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Allegiant Funds both because the fees payable to the Adviser by some Underlying Allegiant Funds are higher than fees payable by other Underlying Allegiant Funds and because the Adviser is also responsible for managing the Underlying Allegiant Funds. The Trustees and officers of Allegiant may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Allegiant Funds.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002        2003       2004      2005

-19.53%     22.64%     6.38%     5.52%

Best Quarter        13.59%      (6/30/03)
Worst Quarter      -14.75%      (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 1.81%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                           SINCE        DATE
CLASS B SHARES                                   1 YEAR  INCEPTION  OF INCEPTION
--------------------------------------------------------------------------------
Allegiant Aggressive Allocation Fund                                   5/8/01
--------------------------------------------------------------------------------
   Return Before Taxes                            0.52%    0.77%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                              -0.18%    0.44%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                      0.86%    0.51%
--------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)
(reflects no deduction for fees,                                        Since
expenses or taxes)                                2.43%    ____%       4/30/01
--------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees,                                        Since
expenses or taxes)                                4.91%    ____%       4/30/01
--------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees,                                        Since
expenses or taxes)                                4.29%    ____%       4/30/01
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Aggressive Allocation Hybrid Benchmark Index is a blend of 75% S&P 500 Index and 25% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Long-term capital appreciation and current
                                income

PRINCIPAL INVESTMENT STRATEGY   Investing in a diversified portfolio of common
                                stocks, investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

PRINCIPAL RISKS                 Market risk, allocation risk, small companies
                                risk, foreign risk, interest rate risk, credit risk, active trading risk, derivatives risk

TICKER SYMBOL                   ALOBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 20% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small cap companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO")) for current income. If a fixed income security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income or equity markets as a whole.

ALLOCATION RISK. The Fund is subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce the selling prices.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid, and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999     2000    2001    2002      2003     2004    2005

14.28%   0.64%   -7.63%  -14.56%   21.09%   6.56%   4.73%

Best Quarter        15.93%      (12/31/99)
Worst Quarter      -11.25%      (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 1.26%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------
                                                                    SINCE      DATE OF
CLASS B SHARES                                 1 YEAR   5 YEARS   INCEPTION   INCEPTION
---------------------------------------------------------------------------------------
Allegiant Balanced Allocation Fund                                             11/11/98
---------------------------------------------------------------------------------------
   Return Before Taxes                         -0.27%    0.91%      3.99%
---------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                            -0.39%    0.66%      3.04%
---------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund Shares(1)    -0.14%    0.63%      2.91%
---------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index(2)
(reflects no deduction for fees,                                                Since
expenses or taxes)                              2.43%    5.87%      ____%      10/31/98
---------------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees,                                                Since
expenses or taxes)                              4.91%    0.54%      ____%      10/31/98
---------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index(4)
(reflects no deduction for fees,                                                Since
expenses or taxes)                              3.92%    2.67%      ____%      10/31/98
---------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500 Index and 40% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income and moderate capital appreciation
                                consistent with preservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in a combination of Underlying
                                Allegiant Funds that, in turn, invest primarily in investment grade fixed income securities and, to a lesser extent, in U.S. and foreign common stocks and cash equivalents

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                prepayment/extension risk, allocation risk, small companies risk, foreign risk, conflicts risk

TICKER SYMBOL                   AOABX

PRINCIPAL INVESTMENT STRATEGIES

The Fund, as a "fund of funds," invests in other mutual funds that are managed by the Fund's Adviser (Underlying Allegiant Funds) in accordance with weightings determined by the Adviser. The Underlying Allegiant Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies. For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" in Appendix A.

The Fund intends to invest 45% to 80% of its net assets in shares of Underlying Allegiant Funds that invest primarily in fixed income securities (Allegiant Bond and Allegiant Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Allegiant Funds that invest primarily in equity securities (Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Small Cap Growth and Allegiant Multi-Factor Small Cap Value Funds), and 0% to 25% of its net assets in shares of the Allegiant Money Market Fund. The fixed income holdings of the Underlying Allegiant Funds include obligations of corporate, foreign and U.S. government issues and mortgage-backed and asset-backed securities with an average maturity of between three and twelve years. The Fund normally intends to invest exclusively in shares of Underlying Allegiant Funds, but may from time to time also invest directly in U.S. government securities and all types of short-term money market instruments.

The Fund's assets may be reallocated among the Underlying Allegiant Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Allegiant Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Allegiant Funds and allocation of the Fund's assets among them. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities in which some Underlying Allegiant Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying Allegiant Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK. An investment in an Underlying Allegiant Fund that invests in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Allegiant Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Allegiant Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Allegiant Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Allegiant Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Allegiant Fund will suffer from the inability to invest in higher-yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Allegiant Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Allegiant Funds will not anticipate market trends successfully. For example, weighting Underlying Allegiant Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Allegiant Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Allegiant Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce the selling prices.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Allegiant Funds both because the fees payable to the Adviser by some Underlying Allegiant Funds are higher than fees payable by other Underlying Allegiant Funds and because the Adviser is also responsible for managing the Underlying Allegiant Funds. The Trustees and officers of Allegiant may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Allegiant Funds.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

 2002         2003         2004        2005
-6.63%        12.86%       4.05%       2.88%

Best Quarter        8.05%       (6/30/03)
Worst Quarter      -5.18%       (9/30/02)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 0.66%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                    SINCE             DATE OF
CLASS B SHARES                      1 YEAR        INCEPTION          INCEPTION
--------------------------------------------------------------------------------
Allegiant Conservative Allocation
Fund                                                                  7/13/01
--------------------------------------------------------------------------------
   Return Before Taxes              -2.07%          2.28%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                 -2.94%          1.67%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                   -0.86%          1.63%
--------------------------------------------------------------------------------
Lehman Intermediate U.S.
Government/Credit Bond Index(2)
(reflects no deduction for fees,                                       Since
expenses or taxes)                   2.43%          ____%             6/30/01
--------------------------------------------------------------------------------
S&P 500 Index(3)
(reflects no deduction for fees,                                       Since
expenses or taxes)                   4.91%          ____%             6/30/01
--------------------------------------------------------------------------------
Conservative Allocation Hybrid
Benchmark Index(4)
(reflects no deduction for fees,                                       Since
expenses or taxes)                   2.75%          ____%             6/30/01
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

(2) The Lehman Intermediate U.S. Government/Credit Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

(3) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(4) The Conservative Allocation Hybrid Benchmark Index is a blend of 35% S&P 500 Index and 65% Lehman Intermediate U.S. Government/Credit Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                AGGRESSIVE         BALANCED        CONSERVATIVE
CLASS B                                       ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)        None              None              None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
percentage of net asset value)                     5.00%(1)          5.00%(1)          5.00%(1)
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of offering
price)                                             None              None              None
-------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                           None              None              None
-------------------------------------------------------------------------------------------------
Exchange Fee                                       None              None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees*                          0.25%             0.75%             0.25%
-------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                                       0.65%             0.75%             0.65%
-------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(2)                   0.25%             0.25%             0.25%
-------------------------------------------------------------------------------------------------
   Other                                           ____%             ____%             ____%
-------------------------------------------------------------------------------------------------
Total Other Expenses                               ____%             ____%             ____%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*              ____%             ____%             ____%
-------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                  ____%(3)           N/A              ____%(3)
-------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses*        ____%(3)           N/A              ____%(3)
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After these waivers, actual Investment Advisory Fees, Total Annual Fund Operation Expenses and Total Fund Operating and Indirect Expenses for the fiscal year ended May 31, 2006 were:

                                                 AGGRESSIVE         BALANCED        CONSERVATIVE
                                              ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
-------------------------------------------------------------------------------------------------
Investment Advisory Fees                           _.__%             _.__%             _.__%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses               _.__%             _.__%             _.__%
-------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses        __.__%            __.__%            __.__%
-------------------------------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. Class B Shares convert to Class A Shares after eight years. For more information see the "Contingent Deferred Sales Charges" section of this prospectus.

(2) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(3) Because the Aggressive Allocation Fund and Conservative Allocation Fund invest in other mutual funds, your investment in these Funds is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.42% to 1.24% for Class I Shares of the Underlying Allegiant Funds, which is the only class of shares of the Underlying Allegiant Funds in which the Funds invest.

      The ratios of Indirect Underlying Fund Expenses shown in the table above are based on hypothetical allocations of Fund assets to Underlying Allegiant Funds as follows:

                                                  Aggressive       Conservative
                                                Allocation Fund  Allocation Fund
                                                ---------------  ---------------
             International Equity Fund                 ___%            ___%
             Multi-Factor Small Cap Value Fund         ___%            ___%
             Small Cap Growth Fund                     ___%            ___%
             Large Cap Growth Fund                   39.04%          18.70%
             Large Cap Value Fund                    38.06%          18.30%
             Bond Fund                               10.80%           0.00%
             Intermediate Bond Fund                   0.00%          51.30%
             Money Market Fund                       12.10%          11.70%

         The allocations shown above are illustrative. Actual allocations may vary, which would affect the level of indirect expenses, favorably or unfavorably, to which a Fund is subject.

         Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Allegiant Funds) during the last fiscal year were:

                                                 CLASS B
             Aggressive Allocation Fund           ____%
             Conservative Allocation Fund         ____%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Asset Allocation Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class B Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs may be different, your approximate costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
AGGRESSIVE ALLOCATION FUND*
   Class B Shares(1)             $____    $____     $____      $____
   Class B Shares(2)             $____    $____     $____      $____
BALANCED ALLOCATION FUND
   Class B Shares(1)             $____    $____     $____      $____
   Class B Shares(2)             $____    $____     $____      $____
CONSERVATIVE ALLOCATION FUND*
   Class B Shares(1)             $____    $____     $____      $____
   Class B Shares(2)             $____    $____     $____      $____

* The examples for the Aggressive Allocation Fund and Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Allegiant Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Allegiant Funds.

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

MONEY MARKET FUNDS

ALLEGIANT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term debt securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

PRINCIPAL RISKS                 Interest rate risk, credit risk, counterparty
                                risk, stable NAV risk

TICKER SYMBOL                   AMBXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term U.S dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two NRSROs or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. The Fund invests at least 95% of its total assets in securities rated in the highest rating category by one or more NRSROs or, if unrated, determined by the Adviser to be of comparable quality.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999    2000    2001    2002    2003    2004    2005

4.08%   5.24%   2.93%   0.59%   0.53%   0.58%   1.90%

Best Quarter       1.35%     (12/31/00)
Worst Quarter      0.10%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 1.69%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                            SINCE       DATE OF
CLASS B SHARES                      1 YEAR     5 YEARS    INCEPTION    INCEPTION
--------------------------------------------------------------------------------

Allegiant Money Market Fund         -3.10%      0.92%       2.51%        1/5/98
--------------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High current interest income exempt from federal
                                income tax consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term municipal money market instruments designed to allow the Fund to maintain a stable net asset value of $1.00 per share and generate income exempt from federal income tax

PRINCIPAL RISKS                 Interest rate risk, credit risk, stable NAV risk

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Class B Shares of the Fund had not commenced operations as of the date of this prospectus. For this reason, the performance show below is for another class of shares (Class A Shares) that is not offered in this prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing the Fund's Class A Shares average annual returns. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

3.11%   3.27%   3.08%   2.80%   3.68%   2.73%   0.94%   0.50%   0.65%   1.85%

Best Quarter         0.%      (12/31/00)
Worst Quarter      ____%       (9/30/03)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.37%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------
CLASS A SHARES                             1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------
 Allegiant Tax Exempt
   Money Market Fund                        1.85%      1.26%        2.22%
--------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.allegiantfunds.com. The Fund's yield also appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT)

                                                           TAX EXEMPT
                                                          MONEY MARKET
CLASS B SHARES                        MONEY MARKET FUND       FUND
----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                             None              None
----------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)          5.00%(1)          5.00%(1)
----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None              None
----------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None              None
----------------------------------------------------------------------
Exchange Fee                                None              None
----------------------------------------------------------------------

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees*                   0.35%             0.35%
----------------------------------------------------------------------
Distribution
(12b-1) Fees                                0.75%             0.75%
----------------------------------------------------------------------
Other Expenses:                             0.25%             0.25%
----------------------------------------------------------------------
   Shareholder Servicing Fees(2)             ___%              ___%
----------------------------------------------------------------------
   Other                                     ___%              ___%
----------------------------------------------------------------------
Total Other Expenses                         ___%              ___%
----------------------------------------------------------------------
Total Annual Fund
Operating Expenses*                          ___%              ___%
----------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.
--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the Adviser. These voluntary waivers are expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                      MONEY MARKET     TAX EXEMPT MONEY
                                          FUND            MARKET FUND
-----------------------------------------------------------------------
Investment Advisory Fees                   ___%              ___%
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses      ____%              ___%
-----------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

(2) Certain financial institutions may provide administrative services to their customers who own Class B Shares may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans."

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Money Market Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class B Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs may be different, your approximate costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        ------    -------    -------    --------
MONEY MARKET FUND
   Class B Shares(1)                     $ 648     $ 859      $ 992      $ 1537
   Class B Shares(2)                     $ 148     $ 459      $ 792      $ 1537
TAX EXEMPT MONEY
MARKET FUND
   Class B Shares(1)                     $ 644     $ 846      $ 971      $ 1492
   Class B Shares(2)                     $ 144     $ 446      $ 771      $ 1492

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

FIXED INCOME FUNDS

ALLEGIANT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income as well as preservation of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in investment grade fixed income
                                securities, while maintaining a dollar-weighted average maturity of between four and twelve years

PRINCIPAL RISKS                 Market risk, interest rate risk,
                                prepayment/extension risk, credit risk, active trading risk, derivatives risk

TICKER SYMBOL                   ABDBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as The Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 9, 2000 represents performance of the Parkstone Bond Fund which was reorganized into the Allegiant Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998     1999    2000    2001    2002    2003    2004    2005

2.32%   8.29%   6.12%   -2.76%   6.49%   6.52%   8.95%   3.08%   2.80%   1.23%

Best Quarter        4.25%      (9/30/02)
Worst Quarter      -2.71%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was -1.27%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
----------------------------------------------------------------------------
CLASS B SHARES                                   1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------
Allegiant Bond Fund
----------------------------------------------------------------------------
   Return Before Taxes                           -3.66%    4.14%      4.42%
----------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                              -4.83%    2.71%      2.82%
----------------------------------------------------------------------------
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                        -2.39%    2.67%      2.84%
----------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(2)
(reflects no deduction for fees, expenses
or taxes)                                         2.43%    5.87%      6.16%
----------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT GOVERNMENT MORTGAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income as well as preservation of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in mortgage-related securities issued
                                or guaranteed by the U.S. government, while maintaining a dollar-weighted average maturity of between three and ten years

PRINCIPAL RISKS                 Market risk, interest rate risk,
                                prepayment/extension risk, credit risk, active trading risk

TICKER SYMBOL                   AUSGX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of mortgage-related securities issued or guaranteed by the U.S. government. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone U.S. Government Income Fund which was reorganized into the Allegiant Government Mortgage Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005

3.77%   6.96%   6.69%   0.20%   9.22%   6.49%   7.16%   1.27%   3.21%   1.15%

Best Quarter        3.47%      (9/30/01)
Worst Quarter      -1.32%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was -0.62%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------

CLASS B SHARES                                  1 YEAR    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Allegiant Government Mortgage Fund
-------------------------------------------------------------------------------
   Return Before Taxes                          -3.72%     3.48%       4.67%
-------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                             -5.07%     1.99%       2.71%
-------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund Shares(1)     -2.42%     2.08%       2.79%
-------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities
Index(2)
(reflects no deduction for fees, expenses or
taxes)                                           2.61%     5.44%       6.17%
-------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers Mortgage-Backed Securities Index is a widely-recognized, unmanaged index of mortgage-backed securities issued by GNMA, Freddie Mac, and FNMA. All securities in the index are rated AAA, with maturities of at least one year.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High current income as well as preservation of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in investment grade fixed income
                                securities, while maintaining a dollar-weighted average maturity of between three and ten years

PRINCIPAL RISKS                 Market risk, interest rate risk,
                                prepayment/extension risk, credit risk, active trading risk, derivatives risk

TICKER SYMBOL                   AIMBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from three to ten years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps futures and options on futures. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1999    2000    2001    2002    2003    2004    2005

-0.98%  5.77%   6.95%   8.79%   3.12%   1.76%   0.40%

Best Quarter        4.52%      (9/30/02)
Worst Quarter      -2.70%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 0.63%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------------
                                                                    SINCE     DATE OF
CLASS B SHARES                        1 YEAR  5 YEARS  10 YEARS   INCEPTION  INCEPTION
--------------------------------------------------------------------------------------
Allegiant Intermediate Bond Fund                                              1/6/98
--------------------------------------------------------------------------------------
   Return Before Taxes                -4.48%   3.81%     4.11%      3.89%
--------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                   -5.47%   2.57%     2.40%      2.33%
--------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                          -2.91%   2.50%     2.43%      2.35%
--------------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government/Credit Bond Index(2)
(reflects no deduction for fees,                                               Since
expenses or taxes)                     1.58%   5.50%     N/A        ____%    12/31/97
--------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income as well as preservation of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in investment grade fixed income
                                securities, while maintaining a dollar-weighted average maturity of between one and five years

PRINCIPAL RISKS                 Market risk, interest rate risk,
                                prepayment/extension risk, credit risk, active trading risk

TICKER SYMBOL                   AINBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from one to five years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

   2000      2001      2002      2003      2004     2005

   3.49%     8.13%     4.46%     1.26%     0.14%    0.84%

Best Quarter        3.37%      (3/31/01)
Worst Quarter      -1.37%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 0.76%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------------------------
                                                                           SINCE         DATE
CLASS B SHARES                             1 YEAR   5 YEARS   10 YEARS   INCEPTION   OF INCEPTION
--------------------------------------------------------------------------------------------------
Allegiant Limited Maturity Bond Fund                                                   8/11/99
--------------------------------------------------------------------------------------------------
   Return Before Taxes                     -4.09%    2.56%      3.57%      3.08%
--------------------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                        -4.89%    1.52%      1.91%      1.83%
--------------------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                               -2.67%    1.56%      2.01%      1.86%
--------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index(2)
(reflects no deduction for fees, expenses                                               Since
or taxes)                                   1.75%    4.06%       N/A       ____%       7/31/99
--------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted, unmanaged index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income as well as preservation of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in investment grade fixed income
                                securities, while maintaining an average dollar-weighted maturity of between four and twelve years

PRINCIPAL RISKS                 Market risk, credit risk, interest rate risk,
                                prepayment/extension risk, active trading risk, derivatives risk

TICKER SYMBOL                   ATRBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is expected to range from four to twelve years. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." Junk bonds may offer higher yields than higher rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund does not intend to invest in junk bonds rated by Standard & Poor's at the time of purchase below C or that are of equivalent quality as determined by the Adviser. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

DERIVATIVES RISK. The Fund may invest in derivative instruments, such as options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2000        2001       2002       2003       2004       2005

11.66%      6.35%      10.13%     4.13%      2.91%      1.44%

Best Quarter        5.54%      (9/30/02)
Worst Quarter      -3.25%      (6/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was -1.50%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

-------------------------------------------------------------------------------------------
                                                                    SINCE         DATE
CLASS B SHARES                                 1 YEAR   5 YEARS   INCEPTION   OF INCEPTION
-------------------------------------------------------------------------------------------
Allegiant Total Return Advantage Fund                                           9/29/99
-------------------------------------------------------------------------------------------
   Return Before Taxes                         -3.45%    4.62%      5.77%
-------------------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                            -4.60%    2.99%      3.98%
-------------------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of Fund
   Shares(1)                                   -2.10%    3.02%      3.90%
-------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Bond
Index(2)
(reflects no deduction for fees, expenses or                                     Since
taxes)                                          2.37%    6.11%          %       9/30/99
-------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers U.S. Government/Credit Bond Index is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT ULTRA SHORT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High current income while preserving capital

PRINCIPAL INVESTMENT STRATEGY   Investing in high-quality fixed income
                                securities with an average maturity of less than 18 months

PRINCIPAL RISKS                 Market risk, credit risk, interest rate risk,
                                prepayment/extension risk, active trading risk

TICKER SYMBOL                   N/A

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of high-quality fixed income securities with an average maturity of less than 18 months. The Fund intends to maintain an average portfolio duration that will not exceed 18 months. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMAS, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus, the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration to take advantage of either an expected increase or decrease in interest rates.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Class B Shares of the Fund had not commenced operations as of this date of this prospectus. For this, reason, the performance information show below is for another class of shares (Class A Shares) that is not offered in this prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses or sales charges.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2004          2005

0.69%         1.98%

Best Quarter        0.77%      (6/30/05)
Worst Quarter      -0.41%      (6/30/04)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was 1.55%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

---------------------------------------------------------------------------------------
                                                                   SINCE      DATE OF
CLASS A SHARES                                          1 YEAR   INCEPTION   INCEPTION
---------------------------------------------------------------------------------------
Allegiant Ultra Short Bond Fund                                               1/6/03

   Returns Before Taxes                                  0.97%     1.13%
   Returns After Taxes on Distributions(1)              -0.04%     0.41%
   Returns After Taxes on Distributions and Sale of
   Fund Shares(1)                                        0.62%     0.55%
---------------------------------------------------------------------------------------
Merrill Lynch 1 Year U.S. Treasury Index(2)                                     Since
(reflects no deduction for fees, expenses or taxes)      1.75%         %      12/31/02
---------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR
INVESTMENT)

                                                     GOVERNMENT                       LIMITED
                                                      MORTGAGE     INTERMEDIATE    MATURITY BOND
CLASS B SHARES                          BOND FUND       FUND         BOND FUND         FUND
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)             None         None           None            None
------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as percentage of
net asset value)                          5.00% 1      5.00%(1)       5.00% 1         5.00%(1)
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and Other
Distributions (as a percentage of
offering price)                           None         None           None            None
------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if
applicable)                               None         None           None            None
------------------------------------------------------------------------------------------------
Exchange Fee                              None         None           None            None
------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                  0.55%        0.55% *        0.55% *         0.45% *
------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                 0.75%        0.75%          0.75%           0.75%
------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(2)          0.25%        0.25%          0.25%           0.25%
------------------------------------------------------------------------------------------------
   Other                                  ____%        ____%          ____%           ____%
------------------------------------------------------------------------------------------------
Total Other Expenses                      ____%        ____%          ____%           ____%
------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                        ____%        ____% *        ____% *         ____% *
------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                    GOVERNMENT
                            BOND     MORTGAGE    INTERMEDIATE   LIMITED MATURITY
                            FUND       FUND        BOND FUND       BOND FUND
--------------------------------------------------------------------------------
Investment Advisory Fees    0.45%     0.40%          0.40%           0.35%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses          _.__%     _.__%          _.__%           _.__%
--------------------------------------------------------------------------------

SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                                TOTAL RETURN
                                                  ADVANTAGE       ULTRA SHORT 3
CLASS B SHARES                                      FUND            BOND FUND
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as percentage of
offering price)                                    None               None
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as percentage of net asset
value)                                             5.00%(1)           5.00%(1)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and Other
Distributions (as a percentage of offering
price)                                             None               None
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                           None               None
-------------------------------------------------------------------------------
Exchange Fee                                       None               None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                           0.55% *            0.40%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                          0.75%              0.75%
-------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------
   Shareholder Servicing Fees(2)                   0.25%              0.25%
-------------------------------------------------------------------------------
   Other                                           ____%              ____%
-------------------------------------------------------------------------------
Total Other Expenses                               ____%              ____%
-------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                 ____% *            ____%
                                                -------------------------------

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                                    TOTAL RETURN
                                                                      ADVANTAGE
                                                                        FUND
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   _.__%
--------------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. Class B Shares convert to Class A Shares after eight years. For more information, see "Contingent Deferred Sales Charges" section of this prospectus.

(2) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(3)   Class B Shares of the Ultra Short Bond Fund are not yet in operation.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class B Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs may be different, your approximate costs would be:

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------
BOND FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____
GOVERNMENT MORTGAGE FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____
INTERMEDIATE BOND FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____
LIMITED MATURITY BOND FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____
TOTAL RETURN ADVANTAGE FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____
ULTRA SHORT BOND FUND
   Class B Shares(1)                 $____      $_____      $_____       $_____
   Class B Shares(2)                 $____      $_____      $_____       $_____

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

TAX FREE BOND FUNDS

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income exempt from federal income tax
                                as is consistent with conservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal obligations that pay
                                interest that is exempt from federal income tax

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk

TICKER SYMBOL                   ANLBX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar denominated securities that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one NRSRO, or, if unrated determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The performance of Class B Shares of the Allegiant Intermediate Tax Exempt Bond Fund for the period April 9, 1998 until January 28, 1999, when Class B Shares were first offered for sale, is represented by the performance of the Fund's Class I Shares. The performance of Class B Shares of the Intermediate Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Intermediate Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Intermediate Tax Exempt Bond Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Intermediate Tax Exempt Bond Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Intermediate Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Intermediate Tax Exempt Bond Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2000      2001      2002      2003      2004      2005

8.12%     3.65%     7.51%     3.01%     1.34%     0.66%

Best Quarter        3.49%      (06/30/02)
Worst Quarter      -2.44%      (06/30/04)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was 0.64%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                                         DATE
                                                           SINCE          OF
CLASS B SHARES                      1 YEAR    5 YEARS    INCEPTION    INCEPTION
--------------------------------------------------------------------------------
Allegiant Intermediate Tax Exempt
Bond Fund                                                              1/28/99
--------------------------------------------------------------------------------
   Return Before Taxes              -4.23%     2.85%       3.00%
--------------------------------------------------------------------------------
   Return After Taxes on
   Distributions(1)                 -4.23%     2.85%       2.99%
--------------------------------------------------------------------------------
   Returns After Taxes on
   Distributions and Sale of
   Fund Shares(1)                   -1.73%     2.90%       3.03%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal
Bond Index(2)
(reflects no deduction for fees,                                        Since
expenses or taxes)                   1.72%     5.13%           %       1/31/99
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page ___ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income exempt from regular federal
                                income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal obligations that pay
                                interest that is exempt from federal and Michigan personal income taxes

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                single state risk, non-diversification risk

TICKER SYMBOL                   AMMUX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Michigan municipal bonds"). The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years. As a matter of fundamental policy, the Fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in Michigan municipal bonds. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Michigan municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Michigan leaves the Fund susceptible to economic, political and regulatory events affecting Michigan.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund which was reorganized into the Allegiant Michigan Intermediate Municipal Bond Fund on that date.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1996    1997    1998     1999    2000    2001    2002    2003    2004    2005

2.08%   6.08%   4.00%    -2.33%  7.84%   3.64%   7.30%   3.10%   0.79%   0.31%

Best Quarter        3.56%      (6/30/02)
Worst Quarter      -2.19%      (6/30/99)

The Fund's year-to-date total return for Class B Shares through June 30, 2006 was -0.89%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------

CLASS B SHARES                                   1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Allegiant Michigan Intermediate Municipal
Bond Fund
--------------------------------------------------------------------------------
   Return Before Taxes                           -4.52%      2.65%       3.39%
--------------------------------------------------------------------------------
   Return After Taxes on Distributions(1)        -4.58%      2.61%       3.33%
--------------------------------------------------------------------------------
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                        -1.63%      2.78%       3.40%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees, expenses
or taxes)                                         1.72%      5.13%       5.26%
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page ___ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income exempt from regular federal
                                income tax and, to the extent possible, from Ohio personal income taxes, as is consistent with conservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal obligations that pay
                                interest that is exempt from federal income and Ohio personal income taxes

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                single state risk, non-diversification risk

TICKER SYMBOL                   AOBHX

PRINCIPAL INVESTMENT STRATEGIES

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes ("Ohio municipal bonds"). Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of shareholders. The Fund normally will maintain a dollar-weighted portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Ohio municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Ohio leaves the Fund susceptible to economic, political and regulatory events affecting Ohio.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

2002       2003       2004       2005

7.79%      2.79%      1.10%      0.65%

Best Quarter        3.57%      (6/30/02)
Worst Quarter      -2.11%      (6/30/04)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.64%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                          SINCE        DATE OF
CLASS B SHARES                               1 YEAR     INCEPTION     INCEPTION
--------------------------------------------------------------------------------
Allegiant Ohio Intermediate Tax
Exempt Bond Fund                                                       12/4/01
--------------------------------------------------------------------------------
   Return Before Taxes                       -4.24%       2.26%
--------------------------------------------------------------------------------
   Return After Taxes on Distributions(1)    -4.24%       2.26%
--------------------------------------------------------------------------------
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                    -1.78%       2.37%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees,                                         Since
expenses or taxes)                            1.72%           %        11/30/01
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page ___ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income exempt from regular federal
                                income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal obligations that pay
                                interest that is exempt from federal and Pennsylvania personal income taxes

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                single state risk, non-diversification risk

PRINCIPAL INVESTMENT STRATEGIES

As a matter of Fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Pennsylvania municipal bonds"). The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Pennsylvania municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Pennsylvania leaves the Fund susceptible to economic, political and regulatory events affecting Pennsylvania.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For more information about the Fund's principal strategies and other investments, see "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

Class B Shares of the Fund had not commenced operations as of this date of this prospectus. For this, reason, the performance information show below is for another class of shares (Class A Shares) that is not offered in this prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses or sales charges.

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Class A Shares performance from year to year and by showing how the Fund's Class A Shares average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been deducted, returns would be less than those shown below. Average annual return calculations reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS

1997    1998    1999     2000    2001    2002    2003    2004    2005

6.83%   5.62%   -1.05%   8.77%   4.20%   8.03%   3.63%   1.77%   1.40%

Best Quarter        3.79%      (9/30/02)
Worst Quarter      -2.17%      (6/30/04)

The Fund's year-to-date total return for Class A Shares through June 30, 2006 was -0.46%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2005)

----------------------------------------------------------------------------------------------
                                                                       SINCE       DATE OF
CLASS A SHARES                                    1 YEAR   5 YEARS   INCEPTION    INCEPTION
----------------------------------------------------------------------------------------------
Allegiant Pennsylvania Intermediate                                                9/11/96
Municipal Bond Fund
   Returns Before Taxes                           -1.65%    3.15%      4.14%
   Returns After Taxes on Distributions(1)        -1.65%    3.15%      4.12%
   Returns After Taxes on Distributions and
   Sale of Fund Shares(1)                          0.05%    3.22%      4.12%
----------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)
(reflects no deduction for fees, expenses or                                        Since
taxes)                                             1.72%    5.13%       ___%       8/31/96
----------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Lehman Brothers 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page ___ for a description of the fees and expenses that you may pay if you buy and hold Fund shares

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR INVESTMENT)

                                                                                                   PENNSYLVANIA
                                        INTERMEDIATE         MICHIGAN         OHIO INTERMEDIATE    INTERMEDIATE
                                      TAX EXEMPT BOND      INTERMEDIATE        TAX EXEMPT BOND    MUNICIPAL BOND
CLASS B SHARES                              FUND        MUNICIPAL BOND FUND          FUND             FUND(2)
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                             None               None                 None               None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net asset
value)                                      5.00%(1)           5.00%(1 )            5.00%(1)           5.00%(1)
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None               None                 None               None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None               None                 None               None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                None               None                 None               None

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                    0.55%              0.55%                0.55%              0.55%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                   0.75%              0.75%                0.75%              0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses:
----------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(3)            0.25%              0.25%                0.25%              0.25%
----------------------------------------------------------------------------------------------------------------
   Other                                    ____%              ____%                ____%              ____%
----------------------------------------------------------------------------------------------------------------
Total Other Expenses                        ____%              ____%                ____%              ____%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses *                        ____%              ____%                ____%              ____%
----------------------------------------------------------------------------------------------------------------

SEE PAGE __ FOR ALL OTHER FOOTNOTES.

--------------------------------------------------------------------------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect a voluntary waiver of investment advisory fees by the Adviser. This voluntary waiver is expected to remain in effect until at least May 31, 2007 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2006 were:

                                                             MICHIGAN               OHIO             PENNSYLVANIA
                                        INTERMEDIATE       INTERMEDIATE        INTERMEDIATE TAX      INTERMEDIATE
                                         TAX EXEMPT          MUNICIPAL             EXEMPT           MUNICIPAL BOND
                                         BOND FUND           BOND FUND            BOND FUND              FUND
------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                     0.40%             0.40%                0.40%                0.40%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         ____%             ____%                ____%                ____%
------------------------------------------------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. Class B Shares convert to Class A Shares after eight years. For more information see the "Contingent Deferred Sales Charges" section of this prospectus.

(2) Class B Shares of the Pennsylvania Intermediate Municipal Bond Fund are not yet in operation.

(3) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Teams" and "Distribution and Shareholder Service Plans" below.

EXAMPLES

These Examples are intended to help you compare the cost of investing in each of the Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class B Shares of a Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs may be different, your approximate costs would be:

                                             1 YEAR    3 YEARS     5 YEARS     10 YEARS
                                             ------    -------     -------     --------
INTERMEDIATE TAX EXEMPT BOND FUND
   Class B Shares(1)                          $___      $___         $___        $___
   Class B Shares(2)                          $___      $___         $___        $___
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
   Class B Shares(1)                          $___      $___         $___        $___
   Class B Shares(2)                          $___      $___         $___        $___
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
   Class B Shares(1)                          $___      $___         $___        $___
   Class B Shares(2)                          $___      $___         $___        $___
PENNSYLVANIA INTERMEDIATE
MUNICIPAL BOND FUND
   Class B Shares(1)                          $___      $___         $___        $___
   Class B Shares(2)                          $___      $___         $___        $___

(1)   If you sell your shares at the end of the period.

(2)   If you do not sell your shares at the end of the period.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal year ended May 31, 2006:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                ADVISORY FEES PAID AS A
                                                                                                 PERCENTAGE OF AVERAGE
                                                                                             NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                    MANAGEMENT TEAM                                       ENDED MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------
                                             International Equity Investment
International Equity Fund                    Management Team, Polaris (sub-adviser)                        __%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund                   Equity Investment Management Team                             __%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                        Equity Investment Management Team                             __%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                         Value Equity Investment Management Team                       __%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                           Mid-Value Equity Investment Management Team                   __%
---------------------------------------------------------------------------------------------------------------------------
Multi-Factor Mid Cap Growth Fund             Structured Equity Investment Management Team                  __%
---------------------------------------------------------------------------------------------------------------------------
Multi-Factor Small Cap Value Fund            Structured Equity Investment Management Team                  __%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                           Quantitative Analysis Management Team                         __%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core Fund                          Core Equity Investment Management Team                        __%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        Structured Equity Investment Management Team                  __%
---------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                   Asset Allocation Management Team                              __%
---------------------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund                     Asset Allocation Management Team                              __%
---------------------------------------------------------------------------------------------------------------------------
Conservative Allocation Fund                 Asset Allocation Management Team                              __%
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                                    Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Government Mortgage Fund                     Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                       Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                   Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Total Return Advantage Fund                  Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                               ADVISORY FEES PAID AS A
                                                                                                PERCENTAGE OF AVERAGE
                                                                                             NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                    MANAGEMENT TEAM                                      ENDED MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------
Ultra Short Bond Fund                        Taxable Fixed Income Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund            Municipal Fixed Income Team                                   __%
---------------------------------------------------------------------------------------------------------------------------
Michigan Intermediate Municipal Bond Fund    Municipal Fixed Income Team                                   __%
---------------------------------------------------------------------------------------------------------------------------
Ohio Intermediate Tax Exempt Bond Fund       Municipal Fixed Income Team                                   __%
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania Intermediate Municipal Bond
Fund                                         Municipal Fixed Income Team                                   __%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund                            Taxable Money Market Management Team                          __%
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                 Tax Exempt Money Market Management Team                       __%
---------------------------------------------------------------------------------------------------------------------------

A discussion regarding the basis for the Board's approval of the Funds' advisory and sub-advisory agreements is available in the semi-annual report to shareholders for the period ended November 30, 2005.

SUB-ADVISER

Polaris, an SEC registered investment adviser, serves as Sub-Adviser to a portion of the assets of the Allegiant International Equity Fund. Since 1995, Polaris has served as a global and international equity manager, serving the investment needs of pension plans, endowment funds and institutional and individual accounts. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts. As of June 30, 2006, Polaris managed over $1.9 billion in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris.

As Sub-Adviser, Polaris, under the supervision of the Adviser and Allegiant's Board of Trustees, provides a continuous investment program for the International Value Component of the Allegiant International Equity Fund. For its services, Polaris will receive sub-advisory fees from the Adviser with respect to the portion of assets of the Fund allocated to Polaris at the annual fee rates of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

POLARIS INVESTMENT PERFORMANCE

POLARIS INTERNATIONAL EQUITY COMPOSITE RESULTS

NOTES:

----------------------------------------------------------------------------------------------------------------------------
                 Gross
                 Annual     Net Annual
              Performance   Composite                                                                 Percentage
Year (as of    Composite   Performance    MSCI                  Composite Dispersion         U.S.      of Firm    Total Firm
  December      Results      Results      EAFE   Number of  AW STD  EWSTD  High    Low     Dollars      Assets      Assets
    31)           (%)          (%)        (%)    Accounts    (%)     (%)    (%)    (%)    (millions)     (%)      (millions)
----------------------------------------------------------------------------------------------------------------------------
    2005
----------------------------------------------------------------------------------------------------------------------------
    2004        29.61%       28.51       20.70       9        0.7    2.8   30.7    22.6     $139.6        29        $484.6
    2003        53.63%       52.29       39.17       6        2.5    7.0   55.4    36.8     $ 52.0        22        $237.2
    2002         6.27%        5.27      (15.66)      5        0.4    1.5   10.1     6.0     $ 32.1        18        $174.4
    2001        (0.29%)      (1.17)     (21.21)      5        1.3    1.5    0.8    (3.6)    $ 29.7        26        $113.7
    2000        (5.26%)      (5.72)     (13.96)      5        1.2    2.2   (2.5)   (6.8)    $ 23.2        26        $ 87.9
    1999        21.52%       21.26       27.30       7        2.2    7.2   39.6     7.4     $ 26.6        29        $ 92.7
    1998        (5.88%)      (6.45)      20.33       8        2.1    2.7   (3.2)  (11.5)    $ 24.1        29        $ 84.8
    1997        10.93%        9.86        2.06       7        2.0    2.6   14.3     7.3     $  7.1        13        $ 52.9
    1996        24.00%       22.79        6.36       5        N.A.   N.A.  26.2    23.0     $  4.1        13        $ 31.0
    1995        19.01%       17.86       11.85       3        N.A.   N.A.  20.9    14.3     $  1.2         7        $ 17.8
    1994         0.50%       (0.17)       8.15       5        1.5    1.0    1.7    (2.4)    $  3.9        --            --
    1993        26.69%       25.89       33.29       5        1.9    1.0   28.2    22.9     $  3.9        --            --
    1992         6.39%        5.71      (11.36)      5        1.9    1.0    9.4     3.4     $  3.1        --            --
    1991         5.81%        5.15       13.01       5        3.4    2.9   12.2     4.0     $  2.8        --            --
    1990        (4.57%)      (5.54)     (22.77)      5        N.A.   N.A.  (1.5)   (4.8)    $  2.6        --            --
    1989        25.77%       24.56       10.93       4        N.A.   N.A.  31.1    20.4     $  0.8        --            --
    1988        16.00%       14.87       28.90       4        N.A.   N.A.  20.7    11.3     $  0.6        --            --
    1987         1.44%        0.46       24.53       4        N.A.   N.A.  10.0     0.4     $  0.5        --            --
    1986        49.23%       47.77       69.76       1        N.A.   N.A.  57.0    47.6     $  0.5        --            --
    1985        33.53%       32.22       56.79       2        N.A.   N.A.  33.0    33.0     $  0.3        --            --
    1984         6.36%        5.83        5.89       2                                      $  0.2        --            --
----------------------------------------------------------------------------------------------------------------------------

1.    Polaris is a registered investment adviser.

2. Polaris has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.

3. The International Equity Composite contains fully discretionary international equity accounts and for comparison purposes is measured against the MSCI EAFE Index. Returns include the effect of foreign currency exchange rates.

4. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite.

5. Composite performance is presented net of foreign withholding taxes. Additional information regarding the percentage of the composite, which may not be invested in countries or regions included in the index, is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

6. Returns are presented gross and net of management fees and include the reinvestment of all income. Net returns represent gross returns reduced by investment advisory fees and other expenses that may be incurred in the management of the account. The management fee schedule is as follows:

--------------------------------------------------------------------------------
                ASSETS FROM          UP TO:         FEE PER ANNUM
--------------------------------------------------------------------------------
                     0             $25 million          1.00%
--------------------------------------------------------------------------------
                 $25 million       $50 million          0.75%
--------------------------------------------------------------------------------
                 $50 million      $1.5 billion          0.60%
--------------------------------------------------------------------------------
                $1.5 billion      $3.0 billion          0.55%
--------------------------------------------------------------------------------
                greater than      $3.0 billion          0.50%
--------------------------------------------------------------------------------

7. Performance presented prior to April 1, 1995 occurred while the Portfolio Manager was affiliated with a prior firm and the Portfolio Manager was the only individual responsible for selecting the securities to buy and sell. An independent verification firm is currently performing an examination of this track record; an independent Verifier's Report will be available upon request. The presentation conforms to AIMR-PPS(R) guidelines regarding the portability of investment results.

8. The U.S. dollar is the currency used to express performance. Trade date is used for the valuation. Leverage and derivatives are not used in this composite.

9. The International Equity Composite was created April 1, 1995. Polaris maintains a complete list and description of composites, which is available upon request by contacting Polaris at adviserinfo@polariscapital.com.

10. The annual composite dispersion presented is an asset-weighted ("AW STD") and equal-weighted ("EW STD") standard deviation calculated for the accounts in the composite for the entire year. The "High" dispersion represents the highest return and the "Low" dispersion represents the lowest return.

11. Results shown for the year 1984 represent partial period performance from July 1, 1984 through December 31, 1984.

12. "N.A." is used where information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.

13. Compliance with the AIMR-PPS is currently being verified firmwide by Ashland Partners & Company LLP from April 1, 1995 through December 31, 2004. In addition, a performance examination was conducted on the International Equity Composite beginning July 1, 1984.

14.   Past performance is not indicative of future results.

PRIOR RELATED PERFORMANCE INFORMATION FOR THE CORE EQUITY MANAGEMENT TEAM

On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund merged into the Adviser.

Although the Allegiant Small Cap Core Fund has limited prior performance history, the Core Equity Investment Management Team has substantial experience in managing accounts that focus on small cap issuers. The members of the Core Equity Investment Management Team at the Adviser were formerly portfolio managers with Investment Counselors, prior to Investment Counselors' merger into the Adviser. The members of the Core Equity Investment Management Team previously managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional Information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below, which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the Index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

----------------------------------------------------------------------------------------------------
               Annual
    Year        Total     Russell      Number     Composite    Total Assets at   Percentage   Total
   (as of      Return   2000 Index       of       Dispersion    End of Period     of Firm      Firm
December 31)     (%)        (%)      Portfolios      (%)         (millions)        Assets     Assets
----------------------------------------------------------------------------------------------------
    1995        26.0       28.4          2           0.00          $ 35.0           0.26      $136.4
    1996        23.9       16.5          1           0.00          $ 41.0           0.08      $521.4
    1997        27.9       22.3          2           0.00          $ 62.0           0.12      $512.2
    1998         4.9       -2.6          3           0.32          $ 68.0           0.11      $592.1
    1999        11.9       21.3          2           0.22          $ 65.4           0.11      $591.0
    2000         3.4       -3.0          2           0.16          $ 36.4           0.07      $527.3
    2001        -4.6        2.5          2           0.06          $ 34.5           0.09      $405.4
    2002       -15.1      -20.5          3           0.15          $ 29.3           0.08      $350.9
    2003        52.2       47.3          3           2.06          $  2.4           0.01      $459.5
    2004       21.43      18.32          5           1.40          $171.3           0.26      $659.9
    2005
----------------------------------------------------------------------------------------------------

ANNUALIZED RETURNS (AS OF DECEMBER 31, 2005)

                 Investment Counselors
               Small Cap Equity Composite   Russell 2000 Index
               --------------------------   ------------------
1 Year                   ____%                    ____%
5 Year                   ____%                    ____%
10 Year                  ____%                    ____%

NOTES:

1. Prior to December 31, 2005, Investment Counselors was an investment management firm that provided investment advisory services to its clients. Investment Counselors was an equity, fixed income and balanced portfolio investment manager that invested solely in U.S.-based securities.

2. The above data is in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

3. The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Allegiant Small Cap Core Fund and include both active and closed accounts.

4. Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

5. There were no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to December 31, 2005 or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

6. Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite included three (3) fee-paying, discretionary accounts over $500,000 that were managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2005 the composite had $___ million in total assets. As of December 31, 2005, Investment Counselors' Small Cap Equity Composite results were of 40% of all Investment Counselors' small cap equity portfolios and represented less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS(TM) standards is available upon request by contacting _________ at _____________________ or by calling _____________.

7. AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

8. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

9.    Past performance is no guarantee of future results.

PRIOR PERFORMANCE INFORMATION FOR THE EQUITY INVESTMENT MANAGEMENT TEAM

The principal portfolio managers of the Equity Investment Management Team are Lawrence E. Eakin, Jr. and Christopher A. Wiles, CFA. They have the primary responsibility for the day-to-day management of the Large Cap Core Equity and Large Cap Growth Funds. The Equity Investment Management Team has substantial experience in managing investment companies that focus on large cap issuers. While employed at Strong Capital Management, Inc. and Rockhaven Asset Management, LLC, the Equity Investment Management Team was solely responsible for managing two mutual funds each with a large cap orientation having investment objectives, policies and strategies that are substantially similar, respectively, to the Allegiant Large Cap Core Equity Fund (the "Similar Core Equity Fund") and Allegiant Large Cap Growth Fund (the "Similar Growth Fund" and together with the Similar Core Equity Fund, the "Similar Funds").

Before joining the Equity Investment Management Team at Allegiant, Mr. Eakin co-managed the Similar Growth Fund and Similar Core Equity Fund (each as defined below). Mr. Eakin joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong, Mr. Eakin served as Rockhaven's director of research since he joined the firm in February 1997. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since 2001. Mr. Eakin received his bachelor's degree in computer application information systems from Clarion University in 1986 and his master's degree in investment finance from Duquesne University in 1993.

Before joining the Equity Investment Management Team at Allegiant, Mr. Wiles co-managed the Similar Growth Fund and Similar Core Equity Fund and has earned the right to use the Chartered Financial Analyst designation. Mr. Wiles joined Strong as a Portfolio Manager in September 2002. Prior to joining Strong Mr. Wiles was the President and Founder of Rockhaven, an investment advisory firm. While at Rockhaven, he co-managed the Similar Growth Fund's predecessor, the Rockhaven Premier Fund and the Similar Core Equity Fund's predecessor, the Rockhaven Fund, since their inception in November 1997. He received his associate's degree in finance at Penn State University in 1979, his bachelor's degree in finance at Youngstown State University in 1982, and his master's of business administration degree from Cleveland State University in 1984.

The bar charts and the performance tables below show the returns for Class A Shares of the Similar Core Equity Fund and Investor Class Shares of the Similar Growth Fund for certain periods ended December 31, 2003. The information also provides some indication of the risks of investing in the Similar Funds by showing how each Similar Fund's average annual returns, which reflect Similar Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. The information assumes reinvestment of all dividends and distributions.

Please keep in mind that the past performance of each Similar Fund, before and after taxes, does not represent how the Funds will perform. Returns of the Funds may differ from those of the Similar Funds due, among other things, to differences in operating expenses between the Similar Funds and the respective Funds.

                           CALENDER YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                        1998    1999      2000     2001     2002    2003
                                       ------  ------    ------  -------  -------  ------
Investor Class - Similar Growth Fund   14.83%  52.14%(1)  3.35%   -8.97%  -18.09%  25.41%

Class A - Similar Core Equity Fund     11.88%  24.84%    -1.46%  -10.72%  -14.44%  22.93%

(1) The Investor Class - Similar Growth Fund's calendar year total returns for 1999 were primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistently achieved.

BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund name                  Best quarter return   Worst quarter return
--------------------------------------------------------------------------------
Similar Growth Fund        29.98% (4th Q 1999)   -13.18% (2nd Q 2002)
Similar Core Equity Fund   19.95% (4th Q 1999)   -13.18% (2nd Q 2002)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 12-31-03

Fund/Index                                          1 Year   5 Year   Inception

SIMILAR CORE EQUITY FUND(1)
Class A
   Return Before Taxes                              14.68%    1.72%     3.75%
   Return After Taxes on Distributions              14.64%    0.63%     2.75%
   Return After Taxes on Distributions And
   Sale of Fund Shares                               9.57%    0.95%     2.73%
--------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses, or taxes)                                 28.67%   -0.57%     4.29%
--------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)             24.80%   -1.08%     3.83%
--------------------------------------------------------------------------------

SIMILAR GROWTH FUND(4)
Investor Class
   Return Before Taxes                              24.16%    8.01%     9.06%
   Return After Taxes on Distributions              24.13%    6.41%     7.58%
   Return After Taxes on Distributions And Sale
   of Fund Shares                                   15.70%    6.01%     7.02%
--------------------------------------------------------------------------------
S&P 500 Index(2) (reflects no deduction for fees,
expenses, or taxes)                                 28.67%   -0.57%     4.29%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(5) (reflects no
deduction for fees, expenses, or taxes)             29.75%   -5.11%     1.49%
--------------------------------------------------------------------------------
Lipper Large Cap Core Funds Index(3) (reflects no
deduction for fees, expenses, or taxes)             24.80%   -1.08%     3.83%
--------------------------------------------------------------------------------

(1) The Similar Core Equity Fund, the Strong Advisor Large Company Core Fund, commenced operations on November 3, 1997.

(2) The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(3) The Lipper Large Cap Core Funds Index is the average of the 30 largest funds in the Lipper category.

(4) The Similar Growth Fund, the Strong Large Company Growth Fund, commenced operations on November 3, 1997.

(5) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on market capitalization

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge, which was first charged on November 30, 2000 for the Similar Core Equity Fund. No sales charge is imposed on reinvested dividends and distributions. The Similar Growth Fund does not impose any sales charges on purchases.

PORTFOLIO MANAGEMENT TEAMS

------------------------------------------------------------------------------------------------------------------------------------
Name                                              Business experience
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM, POLARIS (SUB-ADVISER)
------------------------------------------------------------------------------------------------------------------------------------
Martin Schulz                                     Mr. Schulz is responsible for the day-to-day management of the growth portion of
Director of International Equity Investment       the fund.
Years with the Adviser: 9
Industry experience: 12 years                     Mr. Schulz has been with the Adviser since 1997.

Bernard R. Horn, Jr.                              Mr. Horn is responsible for the day-to-day management of the value portion of the
President, Polaris Capital Management, Inc.       fund.
(sub-adviser)
Years with the Sub-Adviser: 11                    Mr. Horn has been with Polaris, sub-adviser for the International Equity Fund,
Industry experience: 26 years                     since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Sumanta Biswas                                    Mr. Biswas is responsible for research and assisting in management of the value
Assistant Portfolio Manager, Polaris Capital      portion of the fund.
Management, Inc. (sub-adviser)
Years with the Sub-Adviser: 4                     Mr. Biswas joined Polaris in 2002. He conducted equity research for Delta Partners
Industry experience: 9 years                      of Boston during 2001. Prior to that, he had served as an officer at the
                                                  Securities and Exchange Board of India since 1996.

------------------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Christopher A. Wiles, CFA                         Shared responsibility for overall management of the fund and decision making on
Managing Senior Director for Core and             securities entering and leaving the portfolios.
Growth Equity
Years with the Adviser: 2                         Mr. Wiles joined the Adviser in 2004. Mr. Wiles founded Rockhaven Asset Management
Industry experience: 20 years                     in 1997. In 2002, Rockhaven was acquired by Strong Capital Management, Inc. where he served as Senior Portfolio Manager until joining the Adviser

------------------------------------------------------------------------------------------------------------------------------------
Lawrence E. Eakin, Jr.                            Shared responsibility for overall management of the fund and decision making on
Senior Director of Large Cap Growth Equity        securities entering and leaving the portfolios.
Years with the Adviser: 2
Industry experience: 10 years                     Mr. Eakin joined the Adviser in 2004. From 2002 to 2004, he was a Co-Portfolio
                                                  Manager of the Strong Large Company Core Fund and Large Company Growth Fund at
                                                  Strong Capital Management, Inc. Prior to that time, he was with Rockhaven Asset
                                                  Management. He had been with Rockhaven Asset Management since 1997.

------------------------------------------------------------------------------------------------------------------------------------
Michael J. Halloran, CFA                          Responsible for sector analysis.
Large Cap Growth Equity Analyst
Years with the Adviser: 2                         Mr. Halloran joined the Adviser in 2004. He worked at Strong Capital Management,
Industry experience: 6 years                      Inc. as an equity analyst from 2002 to 2004. Prior to that time, he worked at
                                                  Rockhaven Asset Management as an equity analyst. He had been with Rockhaven Asset
                                                  Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Joe Famoso                                        Responsible for analysis in the finance, industrial and basic materials sectors.
Analyst
Years with the Adviser: 2                         Prior to joining the Adviser in 2004, Mr. Famoso served as an analyst with Mellon
Industry experience: 8 years                      Equity Associates. From November 2000 through February 2004, he worked at Strong
                                                  Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Chren, CFA                             Leadership responsibility for the Allegiant Large Cap Value Fund.
Senior Director for Value Investment
Years with the Adviser: 3                         Mr. Chren most recently worked with INVESCO Capital Management where he served as
Industry experience: 21 years                     Partner/Senior Portfolio Manager. He had been with INVESCO Capital Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Edward A. Johnson                                 Day-to-day analysis of current and potential equity investments
Equity Analyst
Years with the Adviser: 2                         Prior to joining the Adviser, Mr. Johnson was a founding member of Volaris
Industry experience: 9 years                      Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston. He had been with Volaris since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Andrew Shipman, CFA                               Mr. Shipman is responsible for portfolio management of the Allegiant Large Cap
Portfolio Manager                                 Value Fund.
Years with the Adviser: less than 1
Industry Experience: 12 years                     Mr. Shipman joined the Adviser in November 2005. From 2002 to 2005, Mr. Shipman
                                                  served as an Associate Partner/Portfolio Manager at INVESCO Institutional (N.A.),
                                                  Inc. Prior to that, he was an Equity Research Analyst with Credit Suisse First
                                                  Boston (2001).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name                                              Business experience
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                                 Mr. Patel has overall responsibility for quantitative research and portfolio
Director of Structured Equity Strategies          management.
Years with the Adviser: 1
Industry Experience: 11 years                     Prior to joining the Adviser in April 2005, Mr. Patel served as Director of
                                                  Quantitative Research at Harris Investment Management, Inc. ("HIM"). Mr. Patel had
                                                  been with HIM since 1998.

------------------------------------------------------------------------------------------------------------------------------------
Paul Kleinaitis, CFA                              Mr. Kleinaitis is responsible for portfolio management and investment research.
Senior Portfolio Manager
Years with the Adviser: 1                         Prior to joining the Adviser in April 2005, Mr. Kleinaitis was a portfolio manager
Industry Experience: 19 years                     for HIM. Mr. Kleinaitis had been with HIM since 1999.

------------------------------------------------------------------------------------------------------------------------------------
Rob Roquitte, CFA                                 Mr. Roquitte is responsible for portfolio management.
Senior Portfolio Manager
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Roquitte was a portfolio manager
Industry Experience: 18 years                     for HIM. Mr. Roquitte had been with HIM since 1999.

------------------------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                               Mr. Greiner is responsible for quantitative research and portfolio modeling.
Senior Quantitative Strategist
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior
Industry Experience: 26 years                     quantitative strategist at HIM. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital Management. Mr. Greiner had been with
                                                  Clover Capital Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
MID-VALUE EQUITY INVESTMENT MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Michael E. Santelli, CFA, CPA                     Mr. Santelli is responsible for management of the Allegiant Mid Cap Value Fund.
Senior Director for Value Equity Investment
Years with the Adviser: 11                        Mr. Santelli has been with the Adviser since 1995.
Industry experience: 16 years

------------------------------------------------------------------------------------------------------------------------------------
Alex L. Vallecillo, CFA                           Mr. Vallecillo is responsible for management of the Allegiant Mid Cap Value Fund.
Senior Portfolio Manager
Years with the Adviser: 10
Industry experience: 11 years                     Mr. Vallecillo has been with the Adviser since 1996.

------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ANALYSIS MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Hitesh Patel, PhD                                 Mr. Patel has overall responsibility for quantitative research and portfolio
Director of Structured Equity Strategies          management.
Years with the Adviser: 1
Industry Experience: 11 years                     Prior to joining the Adviser in April 2005, Mr. Patel served as Director of
                                                  Quantitative Research at Harris Investment Management, Inc. Mr. Patel had been with HIM since 1998.

------------------------------------------------------------------------------------------------------------------------------------
Rita Ontko                                        Ms. Ontko is responsible for analytical support of the fund models.
Quantitative Analyst
Years with the Adviser: 10                        Ms. Ontko has been with the Adviser since 1996.
Industry experience: 12 years

------------------------------------------------------------------------------------------------------------------------------------
Steven Greiner, PhD                               Mr. Greiner is responsible for quantitative research and portfolio modeling.
Senior Quantitative Strategist
Years with Adviser: 1                             Prior to joining the Adviser in April 2005, Mr. Greiner served as senior
Industry Experience: 26 years                     quantitative strategist at Harris Investment Management, Inc. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital
                                                  Management. Mr. Greiner had been with Clover Capital Management since 2000.

------------------------------------------------------------------------------------------------------------------------------------
Chen Chen                                         Ms. Chen is responsible for quantitative research, index strategy research, and
Senior Quantitative Analyst                       structured equity research.
Years with the Adviser: less than 1
Industry Experience: 1 year                       Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the
                                                  University of Illinois at Chicago pursuing a doctorate in Business Statistics. Ms.
                                                  Chen earned her doctorate in September 2005. Ms. Chen earned a Masters Degree from
                                                  Fudan University in July 2001.
------------------------------------------------------------------------------------------------------------------------------------

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Name                                              Business experience
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
CORE EQUITY INVESTMENT MANAGEMENT TEAM
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Gordon A. Johnson                                 Mr. Johnson has overall responsibility for the team's investment operations.
Senior Portfolio Manager
Years with the Adviser: 3                         Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
Industry experience: 21 years                     Johnson was the President and Chief Investment Officer of Investment Counselors,
                                                  the former sub-adviser to the Allegiant Small Cap Core Fund, since 1985.

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James E. Mineman                                  Mr. Mineman is responsible for coordinating the equity research process for the
Senior Portfolio Manager                          Allegiant Small Cap Core Fund.
Years with the Adviser: 3
Industry experience: 12 years                     Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
                                                  Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

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Peter A. Roy                                      Mr. Roy is responsible for implementing and managing the investment philosophy.
Senior Investment Analyst
Years with the Adviser: 3                         Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
Industry experience: 9 years                      Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003. Prior to 2003, Mr. Roy was a portfolio manager for Allegiant Trust Company. From 2000 through 2002, he was pursuing his M.B.A at Washington University's Olin School of Business.

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Lisa A. Teter                                     Ms. Teter is responsible for portfolio management and trading for the Allegiant
Senior Investment Analyst                         Small Cap Core Fund.
Years with the Adviser: 3
Industry experience: 12 years                     Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Ms.
                                                  Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 1994.

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ASSET ALLOCATION MANAGEMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Brian L. Stine, CFA                               Mr. Stine is responsible for the management of the Aggressive Allocation, Balanced
Investment Strategist                             Allocation and Conservative Allocation Funds.
Years with the Adviser: 2
Industry experience: 26 years                     Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company. Mr. Stine had been with Smith Graham & Company since
                                                  1993.

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Crystal Stetzy                                    Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                                  Management Team.
Years with the Adviser: 6
Industry experience: 6 years                      Ms. Stetzy has been with the Adviser since 2000.

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TAXABLE FIXED INCOME MANAGEMENT TEAM
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Andrew Harding                                    Mr. Harding has primary responsibility for taxable fixed income strategy and
Senior Director for Taxable Fixed Income          performance at the Adviser
Investments
Years with the Adviser: 6                         Mr. Harding has been with the Adviser since 2000.
Industry experience: 26 years

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Cynthia D. Cole                                   Ms. Cole is primarily responsible for analyzing and recommending corporate sector
Director of Corporate Bond Investment             investments.
Years with the Adviser: 7
Industry experience: 21 years                     Ms. Cole has been with the Adviser since 1999.

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Timothy Compan, Jr., CFA                          Mr. Compan has responsibility for corporate bond portfolio management and trading.
Corporate Bond Specialist
Years with the Adviser: 3                         Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for
Industry experience: 6 years                      Goldman Sachs Asset Management. Mr. Compan had been with Goldman Sachs since 1999.

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

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Name                                              Business experience
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
Matthew Downing                                   Mr. Downing has responsibility for fixed income security and portfolio research.
Fixed Income Analyst
Years with the Adviser: 5                         Prior to joining the Adviser in 2001, Mr. Downing was a consultant with FutureNext
Industry experience: 6 years                      Consulting. Mr. Downing had been with FutureNext since 2000.

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Mark Lozina, CFA                                  Mr. Lozina has day-to-day responsibility for fixed income security and portfolio
Fixed Income Analyst                              research.
Years with the Adviser: 4
Industry experience: 11 years                     Prior to joining the Adviser in 2002, Mr. Lozina was with National City
                                                  Corporation's Equity Sponsor Group. Mr. Lozina had been with National City since
                                                  1999.

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MUNICIPAL FIXED INCOME TEAM
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Cynthia D. Cole                                   Ms. Cole has leadership responsibility for the municipal fixed income investment
Senior Portfolio Manager                          style.
Years with the Adviser: 7
Industry experience: 21 years                     Ms. Cole has been with the Adviser since 1999.

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Patrick J. Azouri, CFA                            Mr. Azouri has responsibility for municipal fixed income and portfolio research
Portfolio Manager                                 for the Allegiant Intermediate Tax Exempt Bond Fund and the Allegiant Ohio
Years with the Adviser: 3 years                   Intermediate Tax Exempt Bond Fund.
Industry Experience: 7 years
                                                  Mr. Azouri joined the Adviser in 2003. He was an Analyst in the Finance Department
                                                  until October 2005 when he joined the Fixed Income Management Team. Mr. Azouri worked for National City Corporation in the Consumer and Small Business Group
                                                  since 2002. Prior to that, he was a Client Consultant in the Institutional Client
                                                  Services department of Federated Investors since 1999.

------------------------------------------------------------------------------------------------------------------------------------
Keith Erwin                                       Mr. Erwin has responsibility for municipal fixed income investments for the
Portfolio Manager                                 Allegiant Michigan Intermediate Municipal Bond Fund and the Allegiant Pennsylvania
Years with the Adviser: 8                         Intermediate Municipal Bond Fund.
Industry experience: 10 years
                                                  Mr. Erwin has been with the Adviser since 1998.

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

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

EFFECTIVE MAY 31, 2006, CLASS B SHARES OF THE FUNDS ARE NO LONGER OFFERED, EXCEPT IN CONNECTION WITH DIVIDEND REINVESTMENT AND PERMITTED EXCHANGES OF CLASS B SHARES. EXISTING CLASS B SHAREHOLDERS MAY CONTINUE TO HOLD THEIR CLASS B SHARES, REINVEST DIVIDENDS INTO CLASS B SHARES OF THE FUND AND EXCHANGE THEIR CLASS B SHARES FOR CLASS B SHARES OF ANOTHER FUND (AS PERMITTED BY CURRENT EXCHANGE PRIVILEGE RULES). AS OF MAY 31, 2006, NO NEW OR SUBSEQUENT INVESTMENTS, INCLUDING THROUGH THE FUNDS' PLANNED INVESTMENT PROGRAM, WILL BE ALLOWED IN CLASS B SHARES OF ANY FUND, EXCEPT THROUGH A DIVIDEND REINVESTMENT OR PERMITTED EXCHANGE. ALL CLASS B SHARE ATTRIBUTES, INCLUDING ASSOCIATED CONTINGENT DEFERRED SALES CHARGE SCHEDULES, CONVERSION FEATURES AND DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN FEES, WILL CONTINUE IN EFFECT.

CLASS B SHARES

o     No front-end sales charge

o Contingent deferred sales charge (back-end sales charge if you redeem within 5 years - declining after the second year)

o     12b-1 fees up to 0.75% of net assets

o     Shareholder servicing fees up to 0.25% of net assets

o     $500 minimum initial investment - no subsequent minimum investment

o     Converts to Class A Shares after the eighth year

o Exchange only from an Allegiant non-money market fund or arrange for a Systematic Exchange Program (pertains to the Money Market and Tax Exempt Money Market Funds only)

Class B Shares are for individuals, corporate investors and retirement plans.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost. In calculating NAV for the Money Market Funds, a Fund generally values its investment portfolio using the authorized cost method which is described in the Statement of Additional Information.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by a Fund's Adviser and fund accountant using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. If you sell your Class B Shares within five years after your purchase, you will pay a contingent deferred sales charge as described in the table below. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of Class B Shares of one Allegiant Fund for Class B Shares of another Allegiant Fund. After eight years, your Class B Shares are converted to Class A Shares.

--------------------------------------------------------------------------------
                                               CLASS B SHARES
                            CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
YEARS SINCE PURCHASE                    DOLLAR AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------

FIRST                                                 5.0%
SECOND                                                5.0%
THIRD                                                 4.0%
FOURTH                                                3.0%
FIFTH                                                 2.0%
SIXTH                                                 NONE
SEVENTH                                               NONE
EIGHTH                                                NONE

When you redeem Shares, they are redeemed first from those Shares that are not subject to the contingent deferred sales charge (i.e., Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by you, from the Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

o     redemptions following the death or disability of a shareholder;

o redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

o minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

o redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

o     redemptions by a settlor of a living trust;

o redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

o     return of excess contributions;

o redemptions following the death or disability of both shareholders in the case of joint accounts;

o exchanges of Class B Shares of an Allegiant Fund for Class B Shares of another Allegiant Fund;

o distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

o exchange of Class B Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

o redemptions by participants in a qualified plan who transfer funds from an Allegiant Fund to a non-Allegiant Fund available through the plan.

For more information on sales charges, please visit Allegiant's website at www.allegiantfunds.com. The website includes information on sales charges, free of charge and in a clear and prominent format (click on "Funds," click on "Sales Charges and Breakpoints," and then click on "Allegiant Funds' Sales Charges," "click here" or "prospectuses").

HOW TO SELL YOUR FUND SHARES

You may sell shares as follows:

BY INTERNET
www.allegiantfunds.com

The minimum amount for Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

BY TELEPHONE
1-800-622-FUND (3863)

Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record.

BY SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class B Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your bank account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your financial intermediary is responsible for transmitting sale requests, investment information, documentation and money to Allegiant on time. Allegiant may authorize certain financial intermediaries to receive, on behalf of Allegiant, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a business day, and the order will be priced at the Fund's NAV next determined after such receipt, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting received orders to Allegiant within the time period agreed upon and may charge a fee for its services, in addition to the fees charged by Allegiant.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors--these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined less any applicable deferred sales charge. Good order means that your request includes complete information. See "Contingent Deferred Sales Charges" on page ___ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)   the NYSE is closed for other than customary weekend and holiday closings;

(c)   the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class B Shares of any Allegiant Fund for Class B Shares of any other Allegiant Fund. When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase. You may exchange your shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern Time. Class B Shares of the Money Market Funds are available through participation in a Systematic Exchange Program (see below) or via an exchange from Class B Shares of a non-money market fund offered by Allegiant.

INTERNET
www.allegiantfunds.com

You may exchange your shares through the Internet. The minimum amount for an Internet exchange into a new Fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)

Call with your account name, number, and amount of exchange into an existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL

Indicate which existing Fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

      Allegiant Funds
      c/o PFPC Inc.
      P.O. Box 9795
      Providence, RI 02940-9795

For overnight delivery mail to:

      Allegiant Funds
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI 02860-1427

The minimum exchange amount is $500.

SYSTEMATIC EXCHANGE PROGRAM (MONEY MARKET FUNDS ONLY)

You may exchange Class B Shares of a Money Market Fund for Class B Shares of any other Fund automatically, at periodic intervals. You must exchange your shares within either six or twelve months from the date of purchase. The minimum exchange amount is $50. You may arrange to participate in this program via the Internet at www.allegiantfunds.com or by calling 1-800-622-FUND (3863) or by completing an account application.

FINANCIAL INTERMEDIARY

Contact your financial consultant, financial intermediary or institution. Your financial consultant, financial intermediary or institution may charge a fee for its services.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term trading by shareholders. These restrictions apply uniformly. Under the Funds' procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Although Class B Shares are closed to new investment, shareholders may exchange Class B Shares of one Fund for Class B Shares of another Fund.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Non-Money Market Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

      o     Reject a purchase or exchange

      o Delay payment of immediate cash redemption proceeds for up to seven calendar days

      o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

      o     Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' notice before any material change to the exchange privilege is made.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Each Fund has adopted separate distribution plans with respect to Class B Shares pursuant to Rule 12b-1 under the 1940 Act that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class B Shares as a percentage of average daily net assets, are as follows: (i) 0.75% with respect to the Equity Funds, the Fixed Income Funds, the Tax Free Bond Funds, the Money Market Funds, and the Balanced Allocation Fund; and (ii) 0.65% with respect to the Aggressive Allocation and Conservative Allocation Funds.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class B Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class B Shares for these shareholder services.

The Funds' Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The following Funds distribute income at least annually:

         Allegiant International Equity Fund
         Allegiant Large Cap Growth Fund
         Allegiant Mid Cap Value Fund
         Allegiant Multi-Factor Mid Cap Growth Fund
         Allegiant Multi-Factor Small Cap Value Fund
         Allegiant Small Cap Core Fund
         Allegiant Small Cap Growth Fund

The following Funds distribute income quarterly:

         Allegiant Large Cap Core Equity Fund
         Allegiant Large Cap Value Fund
         Allegiant S&P 500 Index Fund
         Allegiant Aggressive Allocation Fund
         Allegiant Balanced Allocation Fund

The following Funds distribute income monthly:

         Allegiant Conservative Allocation Fund
         Allegiant Bond Fund
         Allegiant Government Mortgage Fund
         Allegiant Intermediate Bond Fund
         Allegiant Limited Maturity Bond Fund
         Allegiant Total Return Advantage Fund
         Allegiant Ultra Short Bond Fund
         Allegiant Intermediate Tax Exempt Bond Fund
         Allegiant Michigan Intermediate Municipal Bond Fund
         Allegiant Ohio Intermediate Tax Exempt Bond Fund
         Allegiant Pennsylvania Intermediate Municipal Bond Fund
         Allegiant Money Market Fund
         Allegiant Tax Exempt Money Market Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.allegiantfunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after Allegiant receives your written notice.

TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain of a Fund generally are taxable to you as long-term capital gain without regard to how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, distributions from the Equity Funds and the Asset Allocation Funds of dividends received from certain U.S. and foreign corporations ("qualifying dividends") will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. Distributions from the Money Market, Fixed Income and Tax Free Bond Funds generally will not qualify for this treatment because these Funds do not invest in the stock of corporations.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Equity and Asset Allocation Funds' dividends paid to corporate shareholders may be eligible for the dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. No substantial portion of the distributions from the International Equity Fund will be eligible for the dividends-received deduction.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. If you receive an exempt-interest dividend with respect to any Exempt Fund (defined below) share held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. These types of investors will, therefore, gain no additional tax benefit from investing in any Exempt Fund.

Foreign Taxes Incurred by the International Equity Fund

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

TAX EXEMPT FUNDS

The Tax Free Bond Funds and Tax Exempt Money Market Fund (the "Exempt Funds") anticipate that substantially all of their income distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Exempt Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. However, the Tax Exempt Money Market Fund, the Intermediate Tax Exempt Bond Fund and the Ohio Intermediate Tax Exempt Bond Fund generally invest their assets so that at least 80% of their distributions will not be subject to alternative minimum tax. Exempt-interest dividends will be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

As noted above, if you receive an exempt-interest dividend with respect to any Exempt Fund share held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

BACKUP WITHHOLDING

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

Distributions by a Fund to a foreign shareholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund), unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholders is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, regardless of the extent, if any, to which the income or gain is derived from non-U.S. investments of the Fund unless the distributions are effectively connected with a U.S. trade or business of the shareholder.

For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, foreign shareholders will generally not be subject to withholding tax on distributions attributable to "portfolio interest" or short-term capital gains unless (1) the distributions are effectively connected with a U.S. trade or business of the shareholder, or (2) with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

Except as otherwise described herein, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes, the Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes, and the Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. State and local tax exemptions with respect to distributions from these Funds are described more fully in the SAI. You should consult your tax adviser regarding the tax status of Fund distributions in your state and locality.

SUNSET OF TAX PROVISIONS

Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate is scheduled to increase to 20% and dividends will be taxed at ordinary income tax rates, rather than at the long-term capital gain rate, for taxable years beginning after December 31, 2010.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The Aggressive Allocation and Conservative Allocation Funds indirectly may be subject to the risks applicable to the Underlying Allegiant Funds in which they may invest, (i.e., the Allegiant International Equity, Allegiant Large Cap Growth, Allegiant Large Cap Value, Allegiant Small Cap Growth, Allegiant Multi-Factor Small Cap Value, Allegiant Bond, Allegiant Intermediate Bond and Allegiant Money Market Funds).

Each Fund publishes on the Funds' website (www.allegiantfunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a thirty-day calendar lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds website selected portfolio holdings information as of each month-end. Such publication is subject to a ten-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. For more information on the Funds policies and procedures with respect to the disclosure of portfolio securities, see the Funds Statement of Additional Information, which is available, free of charge, on the Funds website. The following chart indicates the specific types of investments in which each Fund primarily invests.

                               Emerging                            Exchange     Fixed                 High-Yield
                              Countries     Equity    Convertible   Traded     Income    Government  Lower Rated   Municipal
                              Securities  Securities   Securities   Funds    Securities  Securities   Securities  Securities
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL
EQUITY FUND                       X           X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE
EQUITY FUND                                   X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP
GROWTH FUND                                   X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE
FUND                                          X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE
FUND                                          X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR
MID CAP GROWTH FUND                           X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR
SMALL CAP VALUE FUND                          X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX
FUND                                          X                       X
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Eurodollar
                                 Asset-    Mortgage-                                           and
                                Backed      Backed      Foreign   Repurchase  Derivative     Yankee
                              Securities  Securities  Securities  Agreements  Instruments  Obligations
------------------------------------------------------------------------------------------------------
ALLEGIANT INTERNATIONAL
EQUITY FUND                                                X                       X
------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP CORE
EQUITY FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP
GROWTH FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT LARGE CAP VALUE
FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT MID CAP VALUE
FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR
MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT MULTI-FACTOR
SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT S&P 500 INDEX
FUND                                                                               X
------------------------------------------------------------------------------------------------------

                               Emerging                            Exchange     Fixed                 High-Yield
                              Countries     Equity    Convertible   Traded     Income    Government  Lower Rated   Municipal
                              Securities  Securities   Securities   Funds    Securities  Securities   Securities  Securities
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE
FUND                                          X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP
GROWTH FUND                                   X                       X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE
ALLOCATION FUND                               X                                  X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT BALANCED
ALLOCATION FUND                               X            X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE
ALLOCATION FUND                               X                                  X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT BOND FUND                                                   X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT GOVERNMENT
MORTGAGE FUND                                                         X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE
BOND FUND                                                             X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT LIMITED
MATURITY BOND FUND                                                    X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT TOTAL RETURN
ADVANTAGE FUND                                                        X          X           X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT ULTRA SHORT
BOND FUND                                                             X          X           X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE
TAX EXEMPT BOND FUND                                                             X                                    X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT MICHIGAN
INTERMEDIATE MUNICIPAL
BOND FUND                                                                        X                                    X
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT OHIO
INTERMEDIATE TAX EXEMPT
BOND FUND                                                                        X                                    X
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Eurodollar
                                 Asset-    Mortgage-                                           and
                                Backed      Backed      Foreign   Repurchase  Derivative     Yankee
                              Securities  Securities  Securities  Agreements  Instruments  Obligations
------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP CORE
FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT SMALL CAP
GROWTH FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT AGGRESSIVE
ALLOCATION FUND                    X           X          X                        X
------------------------------------------------------------------------------------------------------
ALLEGIANT BALANCED
ALLOCATION FUND                    X           X          X                        X
------------------------------------------------------------------------------------------------------
ALLEGIANT CONSERVATIVE
ALLOCATION FUND                    X           X          X                        X
------------------------------------------------------------------------------------------------------
ALLEGIANT BOND FUND                X           X                                   X
------------------------------------------------------------------------------------------------------
ALLEGIANT GOVERNMENT
MORTGAGE FUND                      X           X
------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE
BOND FUND                          X           X                                   X
------------------------------------------------------------------------------------------------------
ALLEGIANT LIMITED
MATURITY BOND FUND                 X           X
------------------------------------------------------------------------------------------------------
ALLEGIANT TOTAL RETURN
ADVANTAGE FUND                     X           X                                   X
------------------------------------------------------------------------------------------------------
ALLEGIANT ULTRA SHORT
BOND FUND                          X           X
------------------------------------------------------------------------------------------------------
ALLEGIANT INTERMEDIATE
TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT MICHIGAN
INTERMEDIATE MUNICIPAL
BOND FUND
------------------------------------------------------------------------------------------------------
ALLEGIANT OHIO
INTERMEDIATE TAX EXEMPT
BOND FUND
------------------------------------------------------------------------------------------------------

                               Emerging                            Exchange     Fixed                 High-Yield
                              Countries     Equity    Convertible   Traded     Income    Government  Lower Rated   Municipal
                              Securities  Securities   Securities   Funds    Securities  Securities   Securities  Securities
----------------------------------------------------------------------------------------------------------------------------
ALLEGIANT PENNSYLVANIA
INTERMEDIATE MUNICIPAL
BOND FUND                                                                         X                                    X
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                                                 X          X
----------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET
FUND                                                                              X                                    X
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Eurodollar
                                 Asset-    Mortgage-                                           and
                                Backed      Backed      Foreign   Repurchase  Derivative     Yankee
                              Securities  Securities  Securities  Agreements  Instruments  Obligations
------------------------------------------------------------------------------------------------------
ALLEGIANT PENNSYLVANIA
INTERMEDIATE MUNICIPAL
BOND FUND
------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                                     X                         X
------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET
FUND
------------------------------------------------------------------------------------------------------

EMERGING COUNTRIES SECURITIES

The Securities Markets of Asian, Latin, Central, and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

EQUITY SECURITIES

Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

CONVERTIBLE SECURITIES

Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

EXCHANGE-TRADED FUNDS

Exchange-traded funds ("ETFs") own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees and other expenses. ETFs include iShares(SM), Standard & Poor's Depositary Receipts(TM) ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500(R) Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES

Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities may also include Treasury inflation-protected securities which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

MUNICIPAL SECURITIES

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

ASSET-BACKED SECURITIES

Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations;

o A Fund may incur substantial costs in connection with conversions between various currencies;

o A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position; and

o Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Investments in foreign securities may take the form of sponsored or unsponsored ADRs. ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs are traded in the United States. Prices of ADRs are quoted in U.S. dollars.

REPURCHASE AGREEMENTS

Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

DERIVATIVES INSTRUMENTS

A small investment in derivatives, such as options, swaps, futures and options on futures, could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

EURODOLLAR AND YANKEE OBLIGATIONS

The Money Market Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

THE FUND OF FUNDS STRUCTURE OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

Each of the Aggressive Allocation and Conservative Allocation Funds is structured as a "fund of funds," which means that each Fund attempts to implement its investment strategies by investing in Underlying Allegiant Funds.

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Allegiant Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Allegiant Funds) is the central theme of Allegiant's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Allegiant Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Allegiant Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

You may invest in the Underlying Allegiant Funds directly. By investing in the Underlying Allegiant Funds indirectly through the Funds, you will incur not only a proportionate share of the expenses of the Underlying Allegiant Funds held by the Funds, but also expenses of the Funds.

Each Underlying Allegiant Fund is offered for sale by and described in this prospectus.

MORE INFORMATION ABOUT FUND INVESTMENTS

Each Fund (except the Aggressive Allocation and Conservative Allocation Funds) also may invest in other securities, use other strategies and engage in other investment practices.

Additional investment policies are described in this section. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS

In fulfilling its 80% investment requirement referred to above, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of a Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.

SECURITIES LENDING

Each Fund (except the Aggressive Allocation Fund and the Conservative Allocation
Fund) may lend its portfolio securities to brokers, deals and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the borrowed securities or exercising its rights in the collateral.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities (the Money Market Funds may invest up to 10% of their respective net assets in illiquid securities). Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, as those securities may then be purchased by a Fund without limit.

FOREIGN SECURITIES

Each Equity Fund may invest in foreign securities. The International Equity Fund invests in foreign securities as part of its principal investment strategy. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500 Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies. The Money Market Funds may hold cash pending investment and may hold up to 100% of its assets in cash for temporary defensive purposes.

MONEY MARKET FUNDS

Allegiant has obtained an order from the SEC that allows the non-money market Funds offered by Allegiant to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. A non-money market Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by Allegiant are limited to investments in the Allegiant Money Market Fund, in accordance with each such Fund's investment policies.

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights and financial statements audited by ______, Independent Registered Public Accounting Firm, are present in the annual report dated May 31, 2006 and are incorporated by reference in the Statement of Additional Information.

In June 2000, the Parkstone Mid Capitalization Funds, Bond, U.S. Government Income, and Michigan Municipal Bond were reorganized into the Multi-Factor Mid Cap Growth, Bond, Government Mortgage, and Michigan Intermediate Municipal Bond Funds, respectively. In connection with this reorganization, each of these Allegiant Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund.

No financial highlights are presented for Class B Shares of the Ultra Short Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Money Market Funds because Class B Shares of these Funds had not yet commenced operations as of May 31, 2006.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset       Net       Unrealized     Dividends   Distributions
            Value,    Investment    Gain (Loss)    from Net       from Net      Net Asset
          Beginning     Income/         on        Investment      Realized     Value, End    Total
           of Year     (Loss)(1)    Investments     Income     Capital Gains     of Year    Return+
INTERNATIONAL EQUITY FUND
CLASS B
2006
2005       $  9.81     $  0.04       $  0.93       $ (0.05)       $ (0.00)       $10.73        9.85%
2004          7.77       (0.02)         2.14         (0.08)         (0.00)         9.81       27.31
2003          9.46        0.01         (1.70)        (0.00)         (0.00)         7.77      (17.87)
2002         10.62       (0.04)        (1.12)        (0.00)         (0.00)         9.46      (10.92)

                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
INTERNATIONAL EQUITY FUND
CLASS B
2006
2005        $ 1,369       2.30%          0.33%         2.40%          0.23%         225%
2004          1,834       2.36          (0.21)         2.36          (0.21)         117
2003          1,944       2.34           0.10          2.34           0.10           90
2002          3,209       2.30          (0.33)         2.30          (0.33)          63

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset       Net       Unrealized     Dividends   Distributions
            Value,    Investment    Gain (Loss)    from Net       from Net      Net Asset
          Beginning     Income/         on        Investment      Realized     Value, End    Total
           of Year     (Loss)(1)    Investments     Income     Capital Gains     of Year    Return+
LARGE CAP CORE EQUITY FUND
CLASS B
2006
2005       $ 10.49     $ (0.03)(1)   $  0.76       $ (0.03)       $ (0.16)       $11.03        6.90%
2004          9.22       (0.02)(1)      1.29         (0.00)         (0.00)        10.49       13.70
2003         10.48        0.01(1)      (1.26)        (0.01)         (0.00)         9.22      (11.79)
2002         11.91       (0.05)(1)     (1.12)        (0.00)         (0.26)        10.48       (9.87)

                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
LARGE CAP CORE EQUITY FUND
CLASS B
2006
2005        $ 3,545       1.92%         (0.27)%        1.92%         (0.27)%         69%
2004          3,527       1.89          (0.14)         1.89          (0.14)         124
2003          1,699       1.92           0.12          1.92           0.12           68
2002          2,013       1.93          (0.49)         1.93          (0.49)         112

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset       Net       Unrealized     Dividends   Distributions
            Value,    Investment    Gain (Loss)    from Net       from Net      Net Asset
          Beginning     Income/         on        Investment      Realized     Value, End    Total
           of Year     (Loss)(1)    Investments     Income     Capital Gains     of Year    Return+
LARGE CAP GROWTH FUND
CLASS B
2006
2005       $ 17.78     $ (0.10)      $  0.48       $ (0.00)       $ (0.24)       $17.92        2.20%
2004         16.38       (0.15)         1.57         (0.02)         (0.00)        17.78        8.66
2003         18.81       (0.09)        (2.34)        (0.00)         (0.00)        16.38      (12.92)
2002         23.67       (0.19)        (4.46)        (0.00)         (0.21)        18.81      (19.77)

                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
LARGE CAP GROWTH FUND
CLASS B
2006
2005        $ 9,265       1.92%         (0.56)%        1.92%         (0.56)%         78%
2004          9,673       1.88          (0.86)         1.88          (0.86)         144
2003          3,363       1.88          (0.61)         1.88          (0.61)          65
2002          2,972       1.88          (0.91)         1.88          (0.91)          52

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset                 Unrealized     Dividends   Distributions
            Value,        Net       Gain (Loss)    from Net       from Net      Net Asset
          Beginning   Investment        on        Investment      Realized     Value, End    Total
           of Year      Income      Investments     Income     Capital Gains     of Year    Return+
LARGE CAP VALUE FUND
CLASS B
2006
2005       $ 16.30     $  0.09(1)    $  1.81       $ (0.09)       $ (0.68)       $17.43       11.73%
2004         13.97        0.06(1)       2.38         (0.11)         (0.00)        16.30       17.47
2003         15.73        0.09(1)      (1.74)        (0.08)         (0.03)        13.97      (10.45)
2002         17.29        0.03(1)      (0.88)        (0.03)         (0.68)        15.73       (4.81)

                                                                  Ratio of Net
                                                       Ratio       Investment
                                     Ratio of Net   of Expenses     Income to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses        Income       Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
LARGE CAP VALUE FUND
CLASS B
2006
2005        $ 9,783       1.92%          0.53%         1.92%          0.53%          37%
2004         10,499       1.89           0.43          1.89           0.43           47
2003          7,022       1.89           0.66          1.89           0.66           34
2002          9,521       1.88           0.19          1.88           0.19           39

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset       Net       Unrealized     Dividends   Distributions
            Value,    Investment    Gain (Loss)    from Net       from Net      Net Asset
          Beginning     Income/         on        Investment      Realized     Value, End    Total
           of Year     (Loss)(1)    Investments     Income     Capital Gains     of Year    Return+
MULTI-FACTOR MID CAP GROWTH FUND
CLASS B
2006
2005       $  5.19     $ (0.08)      $  0.30       $ (0.00)       $ (0.00)       $ 5.41        4.24%
2004          4.53       (0.08)         0.74         (0.00)         (0.00)         5.19       14.57
2003          5.21       (0.08)        (0.60)        (0.00)         (0.00)         4.53      (13.05)
2002          6.55       (0.11)        (1.23)        (0.00)         (0.00)         5.21      (20.46)
MID CAP VALUE FUND
CLASS B
2006
2005       $ 12.37     $ (0.02)      $  2.08       $ (0.00)       $ (2.25)       $12.18       16.98%
2004(2)      10.14       (0.08)         2.56         (0.02)         (0.23)        12.37       24.64

                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
MULTI-FACTOR MID CAP GROWTH FUND
CLASS B
2006
2005        $ 2,011       2.01%         (1.56)%        2.32%         (1.89)%        219%
2004          3,429       2.08          (1.64)         2.21          (1.77)         228
2003          4,157       2.26          (1.88)         2.26          (1.88)          66
2002          6,899       2.23          (1.88)         2.23          (1.88)          68
MID CAP VALUE FUND
CLASS B
2006
2005        $ 4,058       1.96%         (0.19)%        2.21%         (0.44)%         75%
2004(2)       3,472       2.05          (0.62)         2.18          (0.75)          87

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Mid Cap Value Fund Class B commenced operations on June 2, 2003. All ratios for the periods have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

          Net Asset       Net       Realized and     Dividends    Distributions
            Value,    Investment     Unrealized      from Net        from Net      Net Asset
          Beginning     Income/      Gain (Loss)    Investment       Realized     Value, End      Total
           of Year      (Loss)     on Investments     Income      Capital Gains     of Year      Return+
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS B
2006
2005       $ 20.82     $ (0.21)(1)    $  2.66        $ (0.00)       $ (4.25)        $19.02        10.56%
2004         16.67       (0.18)(1)       4.85          (0.00)         (0.52)         20.82        28.10
2003         19.68       (0.08)(1)      (2.09)         (0.00)         (0.84)         16.67       (10.56)
2002         18.34       (0.09)(1)       3.24          (0.05)         (1.76)         19.68        18.48

                                                                   Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets     Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee    (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)       Waivers)       Rate
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS B
2006
2005        $17,972       2.16%         (1.02)%        2.16%         (1.02)%        103%
2004         15,844       2.13          (0.90)         2.13          (0.90)         116
2003         10,944       2.16          (0.48)         2.16          (0.48)         127
2002          7,465       2.12          (0.42)         2.12          (0.42)         106

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset       Net       Unrealized     Dividends   Distributions
            Value,    Investment    Gain (Loss)    from Net       from Net      Net Asset
          Beginning     Income/         on        Investment      Realized     Value, End    Total
           of Year     (Loss)       Investments     Income     Capital Gains     of Year    Return+
S&P 500 INDEX FUND
CLASS B
2006
2005       $  9.57     $ 0.07(1)     $  0.60       $ (0.08)       $ (0.00)       $10.16        7.00%
2004          8.24       0.03(1)        1.33         (0.03)         (0.00)         9.57       16.57
2003          9.14       0.04(1)       (0.90)        (0.04)         (0.00)         8.24       (9.40)
2002         10.79       0.01(1)       (1.64)        (0.02)         (0.00)         9.14      (15.16)
SMALL CAP CORE FUND
CLASS B
2006
2005       $  9.49     $(0.16)(1)    $  1.58       $ (0.00)       $ (0.00)       $10.91       14.96%
2004(2)      10.00      (0.02)(1)      (0.49)        (0.00)         (0.00)         9.49       (5.10)

                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio        Income/
                                     Ratio of Net   of Expenses    (Loss) to
                        Ratio of      Investment     to Average     Average
          Net Assets    Expenses    Income/(Loss)    Net Assets    Net Assets    Portfolio
            End of     to Average     to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets     Net Assets      Waivers)      Waivers)       Rate
S&P 500 INDEX FUND
CLASS B
2006
2005        $ 4,182       1.36%          0.73%         1.51%          0.58%          30%
2004          3,120       1.34           0.32          1.49           0.17            1
2003          1,914       1.35           0.43          1.50           0.28            7
2002          1,470       1.33           0.09          1.48          (0.06)           4
SMALL CAP CORE FUND
CLASS B
2006
2005        $   257       2.17%         (1.55)%        2.17%         (1.55)%         54%
2004(2)          24       2.26          (1.62)         2.26          (1.62)           4

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
          Net Asset       Net      Unrealized    Dividends  Distributions
           Value,     Investment   Gain (Loss)   from Net      from Net     Net Asset
          Beginning    Income/         on       Investment     Realized    Value, End    Total
           of Year     (Loss)(1)   Investments    Income    Capital Gains    of Year    Return+
SMALL CAP GROWTH FUND
CLASS B
2006
2005        $8.54      $(0.13)      $(0.37)      $(0.00)       $(0.00)       $8.04      (5.86)%
2004         7.30       (0.17)        1.41        (0.00)        (0.00)        8.54      16.99
2003         8.79       (0.12)       (1.37)       (0.00)        (0.00)        7.30     (16.95)
2002        11.16       (0.18)       (2.19)       (0.00)        (0.00)        8.79     (21.24)

                                                              Ratio of Net
                                                               Investment
                                                    Ratio       Income/
                                  Ratio of Net   of Expenses   (Loss) to
                       Ratio of    Investment     to Average    Average
          Net Assets   Expenses   Income/(Loss)   Net Assets  Net Assets    Portfolio
            End of    to Average   to Average    (Before Fee  (Before Fee    Turnover
          Year (000)  Net Assets   Net Assets     Waivers)      Waivers)      Rate
SMALL CAP GROWTH FUND
CLASS B
2006
2005        $2,630       2.26%       (1.76)%        2.37%       (1.87)%        280%
2004         5,186       2.18        (1.97)         2.18        (1.97)         340
2003         5,141       2.25        (1.88)         2.25        (1.88)         119
2002         8,055       2.20        (1.84)         2.20        (1.84)         122

+    Total return excludes sales charge.

(1)  Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset      Net        Unrealized    Dividends   Distributions
           Value,     Investment   Gain (Loss)    from Net      from Net     Net Asset
          Beginning     Income/        on        Investment     Realized     Value, End   Total
           of Year      (Loss)     Investments     Income     Capital Gains   of Year    Return+
AGGRESSIVE ALLOCATION FUND
CLASS B
2006
2005         $9.08    $(0.00)(1)     $0.56        $(0.03)        $(0.00)       $9.61       6.12%
2004          8.13     (0.02)(1)      0.99         (0.02)         (0.00)        9.08      11.93
2003          9.03     (0.05)(1)     (0.80)        (0.05)(2)      (0.00)        8.13      (9.32)
2002          9.95      0.03(1)      (0.83)        (0.12)(3)      (0.00)        9.03      (8.12)

                                                      Ratio        Ratio of Net
                                    Ratio of Net   of Expenses   Investment Income/
                       Ratio of      Investment    to Average    (Loss) to Average
          Net Assets   Expenses     Income/(Loss)  Net Assets        Net Assets      Portfolio
            End of    to Average      to Average   (Before Fee      (Before Fee       Turnover
          Year (000)  Net Assets++  Net Assets++   Waivers)++       Waivers)++         Rate
AGGRESSIVE ALLOCATION FUND
CLASS B
2006
2005       $1,625         1.15%          0.02%        1.40%          (0.23)%           18%
2004        1,431         1.15          (0.24)        1.40           (0.49)            42
2003          610         1.74          (0.63)        1.99           (0.88)            78
2002          137         1.98           0.29         2.23            0.04             40

+     Total return excludes sales charge.

++ Does not include income or expenses of the investment companies in which Aggressive Allocation Fund invests.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.06), $(0.05) and $(0.05) for Class A, Class B and Class C, respectively, for the Aggressive Allocation Fund.

(3) Includes a tax return of capital of $(0.04), $(0.04) and $(0.04) for Class A, Class B and Class C, respectively, for the Aggressive Allocation Fund.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
          Net Asset      Net       Unrealized     Dividends    Distributions
           Value,     Investment  Gain (Loss)     from Net      from Net      Net Asset
          Beginning    Income/        on         Investment     Realized     Value, End   Total
           of Year      (Loss)    Investments     Income      Capital Gains    of Year   Return+
BALANCED ALLOCATION FUND
CLASS B
2006
2005        $9.36      $0.05(1)      $0.60        $(0.05)        $(0.00)       $9.96       6.99%
2004         8.46       0.02(1)       0.89         (0.01)         (0.00)        9.36      10.80
2003         9.03       0.05(1)      (0.55)        (0.07)         (0.00)        8.46      (5.48)
2002(2)      9.73       0.11(1)      (0.70)        (0.11)         (0.00)        9.03      (6.06)

                                                    Ratio       Ratio of Net
                                  Ratio of Net   of Expenses  Investment Income/
                       Ratio of    Investment     to Average   (Loss) to Average
          Net Assets   Expenses   Income/(Loss)   Net Assets       Net Assets     Portfolio
            End of    to Average   to Average    (Before Fee      (Before Fee      Turnover
          Year (000)  Net Assets   Net Assets      Waivers)         Waivers)        Rate++
BALANCED ALLOCATION FUND
CLASS B
2006
2005        $6,458      2.01%         0.54%         2.01%           0.54%           201%
2004         6,985      1.93          0.20          1.93            0.20            230
2003         5,879      2.05          0.67          2.05            0.67            171
2002(2)      5,721      1.96          1.17          1.96            1.17            106

+     Total return excludes sales charge.

++ Due to its investment strategy, Balanced Allocation Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and an increase in the Ratio of Net Investment Income to Average Net Assets of 0.02%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
         Net Asset       Net       Unrealized     Dividends   Distributions
           Value,    Investment   Gain (Loss)     from Net      from Net       Net Asset
         Beginning     Income/         on        Investment     Realized      Value, End    Total
          of Year      (Loss)     Investments      Income     Capital Gains     of Year    Return+
CONSERVATIVE ALLOCATION FUND
CLASS B
2006
2005       $9.97       $0.11(1)     $ 0.36        $(0.12)        $(0.00)        $10.32       4.70%
2004        9.55        0.09(1)       0.42         (0.09)         (0.00)          9.97       5.36
2003        9.65        0.06(1)      (0.04)        (0.12)(2)      (0.00)          9.55       0.27
2002(3)     9.97        0.08(1)      (0.22)        (0.18)         (0.00)          9.65      (1.46)

                                                        Ratio         Ratio of Net
                                      Ratio of Net   of Expenses   Investment Income/
                        Ratio of       Investment    to Average    (Loss) to Average
         Net Assets     Expenses     Income/(Loss)   Net Assets        Net Assets        Portfolio
           End of      to Average      to Average    (Before Fee      (Before Fee         Turnover
         Year (000)   Net Assets++   Net Assets++    Waivers)++       Waivers)++            Rate
CONSERVATIVE ALLOCATION FUND
CLASS B
2006
2005       $1,056         1.12%          1.07%          1.37%            0.82%              18%
2004        1,171         1.13           0.86           1.38             0.61               27
2003          613         1.56           0.97           1.81             0.72               38
2002(3)       163         1.88           1.82           2.13             1.57               27

+     Total return excludes sales charge.

++ Does not include income or expenses of the investment companies in which Conservative Allocation Fund invests.

(1)   Per share data calculated using average shares outstanding method.

(2) Includes a tax return of capital of $(0.02) for Class B for the Conservative Allocation Fund.

(3) Conservative Allocation Fund Class B commenced operations on July 13, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
         Net Asset                 Unrealized     Dividends   Distributions
           Value,        Net      Gain (Loss)     from Net      from Net      Net Asset
         Beginning   Investment        on        Investment     Realized      Value, End    Total
          of Year      Income     Investments      Income     Capital Gains    of Year     Return+
BOND FUND
CLASS B
2006
2005       $ 9.99      $0.31(1)      $ 0.25        $(0.32)       $(0.00)        $10.23       5.68%
2004        10.45       0.30(1)       (0.46)        (0.30)        (0.00)          9.99      (1.56)
2003         9.87       0.38(1)        0.56         (0.36)        (0.00)         10.45       9.70
2002(2)      9.72       0.47(1)        0.14         (0.46)        (0.00)          9.87       6.39

                                                                Ratio of Net
                                                     Ratio       Investment
                                   Ratio of Net   of Expenses     Income to
                       Ratio of     Investment    to Average       Average
         Net Assets    Expenses       Income      Net Assets     Net Assets    Portfolio
           End of     to Average    to Average    (Before Fee    (Before Fee    Turnover
         Year (000)   Net Assets    Net Assets     Waivers)       Waivers)      Rate++
BOND FUND
CLASS B
2006
2005       $  934        1.71%         3.04%         1.71%          3.04%         515%
2004        1,491        1.69          2.91          1.69           2.91          338
2003        2,095        1.67          3.77          1.67           3.77          213
2002(2)     2,133        1.67          4.74          1.67           4.74           98

+     Total return excludes sales charge.

++ Due to its investment strategy, Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.06% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
         Net Asset                 Unrealized    Dividends    Distributions
           Value,        Net      Gain (Loss)     from Net       from Net     Net Asset
         Beginning   Investment        on        Investment      Realized     Value, End    Total
          of Year      Income     Investments      Income     Capital Gains    of Year     Return+
GOVERNMENT MORTGAGE FUND
CLASS B
2006
2005       $9.20       $0.33(1)      $ 0.14        $(0.36)       $(0.00)        $9.31        5.19%
2004        9.55        0.28(1)       (0.32)        (0.31)        (0.00)         9.20       (0.32)
2003        9.42        0.30(1)        0.19         (0.36)        (0.00)         9.55        5.14
2002(2)     9.19        0.41(1)        0.22         (0.40)        (0.00)         9.42        6.93

                                                                Ratio of Net
                                                     Ratio       Investment
                                   Ratio of Net   of Expenses     Income to
                       Ratio of     Investment    to Average      Average
         Net Assets    Expenses       Income      Net Assets     Net Assets    Portfolio
           End of     to Average    to Average    (Before Fee    (Before Fee    Turnover
         Year (000)   Net Assets    Net Assets     Waivers)       Waivers)       Rate++
GOVERNMENT MORTGAGE FUND
CLASS B
2006
2005       $5,006        1.62%         3.49%         1.77%          3.34%         753%
2004        6,729        1.64          3.14          1.73           3.05          380
2003        7,330        1.73          3.13          1.73           3.13          364
2002(2)     6,801        1.72          4.33          1.72           4.33          219

+     Total return excludes sales charge.

++ Due to its investment strategy, Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.18% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
         Net Asset                 Unrealized    Dividends    Distributions
          Value,         Net      Gain (Loss)     from Net       from Net     Net Asset
         Beginning   Investment        on        Investment      Realized     Value, End    Total
          of Year      Income     Investments      Income     Capital Gains    of Year     Return+
INTERMEDIATE BOND FUND
CLASS B
2006
2005       $10.71      $0.27(1)      $ 0.09        $(0.27)       $(0.00)        $10.80       3.39%
2004        11.11       0.27(1)       (0.40)        (0.27)        (0.00)         10.71      (1.19)
2003        10.42       0.33(1)        0.69         (0.33)        (0.00)         11.11       9.94
2002        10.26       0.45(1)        0.16         (0.45)        (0.00)         10.42       6.03

                                                                Ratio of Net
                                                     Ratio       Investment
                                   Ratio of Net   of Expenses     Income to
                       Ratio of     Investment    to Average       Average
         Net Assets    Expenses       Income      Net Assets     Net Assets    Portfolio
           End of     to Average    to Average    (Before Fee    (Before Fee    Turnover
         Year (000)   Net Assets    Net Assets     Waivers)       Waivers)       Rate++
INTERMEDIATE BOND FUND
CLASS B
2006
2005       $6,471        1.55%         2.48%         1.70%          2.33%         280%
2004        7,379        1.54          2.45          1.69           2.30          164
2003        4,245        1.54          3.05          1.69           2.90          129
2002        1,445        1.53          4.31          1.68           4.16          141

+     Total return excludes sales charge.

++ Due to its investment strategy, Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(1)   Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                  Realized and
         Net Asset                 Unrealized    Dividends    Distributions
           Value,        Net      Gain (Loss)     from Net      from Net       Net Asset
         Beginning   Investment        on        Investment     Realized      Value, End    Total
          of Year      Income     Investments      Income     Capital Gains     of Year    Return+
LIMITED MATURITY BOND FUND
CLASS B
2006
2005       $ 9.98      $0.15(1)      $(0.06)       $(0.19)       $(0.00)        $ 9.88       0.90%
2004        10.20       0.16(1)       (0.20)        (0.18)        (0.00)          9.98      (0.39)
2003        10.00       0.23(1)        0.21         (0.24)        (0.00)         10.20       4.47
2002(2)      9.90       0.39(1)        0.11         (0.40)        (0.00)         10.00       5.07

                                                                Ratio of Net
                                                     Ratio       Investment
                                   Ratio of Net   of Expenses     Income to
                       Ratio of     Investment    to Average       Average
         Net Assets    Expenses       Income      Net Assets     Net Assets    Portfolio
           End of     to Average    to Average    (Before Fee    (Before Fee    Turnover
         Year (000)   Net Assets    Net Assets     Waivers)       Waivers)       Rate
LIMITED MATURITY BOND FUND
CLASS B
2006
2005       $1,187        1.50%         1.52%         1.60%          1.42%         132%
2004        1,477        1.49          1.63          1.59           1.53          136
2003        1,721        1.50          2.21          1.60           2.11          117
2002(2)     1,329        1.49          3.93          1.59           3.83          110

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.01%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                   Realized and
          Net Asset                 Unrealized    Dividends    Distributions
            Value,        Net       Gain (Loss)    from Net      from Net       Net Asset
          Beginning   Investment        on        Investment     Realized      Value, End    Total
           of Year      Income      Investments     Income     Capital Gains     of Year    Return+
TOTAL RETURN ADVANTAGE FUND
CLASS B
2006
2005       $ 10.26      $0.29(1)      $ 0.33        $(0.29)       $(0.10)        $10.49       6.12%
2004         11.04       0.32(1)       (0.54)        (0.32)        (0.24)         10.26      (2.01)
2003         10.27       0.39(1)        0.91         (0.43)        (0.10)         11.04      12.97
2002(2)      10.05       0.46(1)        0.21         (0.45)        (0.00)         10.27       6.83

                                                                Ratio of Net
                                                      Ratio      Investment
                                    Ratio of Net   of Expenses    Income to
                        Ratio of     Investment     to Average     Average
          Net Assets    Expenses       Income       Net Assets   Net Assets     Portfolio
            End of     to Average    to Average    (Before Fee   (Before Fee    Turnover
          Year (000)   Net Assets    Net Assets      Waivers)      Waivers)       Rate
TOTAL RETURN ADVANTAGE FUND
CLASS B
2006
2005       $ 1,180        1.58%         2.79%         1.73%          2.64%         214%
2004         1,220        1.55          2.97          1.70           2.82          134
2003           902        1.54          3.64          1.69           3.49          108
2002(2)        301        1.51          4.46          1.68           4.29           88

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                                       Realized and
                              Net Asset                 Unrealized    Dividends    Distributions
                                Value,        Net       Gain (Loss)    from Net      from Net       Net Asset
                              Beginning   Investment        on        Investment     Realized      Value, End    Total
                               of Year      Income      Investments     Income     Capital Gains     of Year    Return+
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS B
2006
2005                           $ 10.13      $0.30(1)       $0.06        $(0.30)       $(0.00)        $10.19       3.56%
2004                             10.60       0.29(1)       (0.45)        (0.31)        (0.00)         10.13      (1.54)
2003                             10.16       0.30(1)        0.44         (0.30)        (0.00)         10.60       7.43
2002(2)                          10.00       0.33(1)        0.16         (0.33)        (0.00)         10.16       4.92

                                                                                    Ratio of Net
                                                                          Ratio      Investment
                                                        Ratio of Net   of Expenses    Income to
                                            Ratio of     Investment     to Average     Average
                              Net Assets    Expenses       Income       Net Assets   Net Assets     Portfolio
                                End of     to Average    to Average    (Before Fee   (Before Fee    Turnover
                              Year (000)   Net Assets    Net Assets      Waivers)      Waivers)       Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS B
2006
2005                             $ 540        1.56%         2.90%         1.71%          2.75%           9%
2004                               778        1.55          2.83          1.70           2.68            9
2003                               828        1.56          2.96          1.71           2.81           11
2002(2)                            749        1.51          3.28          1.66           3.13           19

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.07% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                                       Realized and
                              Net Asset                 Unrealized    Dividends    Distributions
                                Value,        Net       Gain (Loss)    from Net       from Net      Net Asset
                              Beginning   Investment        on        Investment     Realized      Value, End    Total
                               of Year      Income      Investments     Income     Capital Gains     of Year    Return+
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS B
2006
2005                           $ 10.94      $0.37(1)      $(0.11)       $(0.37)       $(0.02)        $10.81       2.42%
2004                             11.46       0.36(1)       (0.51)        (0.37)        (0.00)         10.94      (1.37)
2003                             11.03       0.37(1)        0.45         (0.37)        (0.02)         11.46       7.57
2002(2)                          10.95       0.39(1)        0.09         (0.39)        (0.01)         11.03       4.44

                                                                                    Ratio of Net
                                                                          Ratio      Investment
                                                        Ratio of Net   of Expenses    Income to
                                            Ratio of     Investment     to Average     Average
                              Net Assets    Expenses       Income       Net Assets   Net Assets     Portfolio
                                End of     to Average    to Average    (Before Fee   (Before Fee    Turnover
                              Year (000)   Net Assets    Net Assets      Waivers)      Waivers)       Rate
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS B
2006
2005                           $ 1,332        1.57%         3.42%         1.72%          3.27%           7%
2004                             1,492        1.55          3.16          1.70           3.01            5
2003                             1,985        1.56          3.28          1.71           3.13            7
2002(2)                          1,960        1.50          3.56          1.65           3.41            6

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Michigan Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.03% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated

                                                       Realized and
                              Net Asset                 Unrealized    Dividends    Distributions
                                Value,        Net       Gain (Loss)    from Net       from Net      Net Asset
                              Beginning   Investment        on        Investment      Realized     Value, End    Total
                               of Year      Income      Investments     Income     Capital Gains     of Year    Return+
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS B
2006
2005                           $ 11.14      $0.32(1)      $ 0.04        $(0.32)       $(0.00)        $11.18       3.22%
2004                             11.63       0.30(1)       (0.49)        (0.30)        (0.00)         11.14      (1.62)
2003                             11.14       0.33(1)        0.49         (0.33)        (0.00)         11.63       7.47
2002(2,3)                        11.10       0.18(1)        0.04         (0.18)        (0.00)         11.14       1.99

                                                                                     Ratio of Net
                                                                          Ratio       Investment
                                                        Ratio of Net   of Expenses    Income to
                                            Ratio of     Investment     to Average     Average
                              Net Assets    Expenses       Income       Net Assets    Net Assets    Portfolio
                                End of     to Average    to Average    (Before Fee   (Before Fee    Turnover
                              Year (000)   Net Assets    Net Assets      Waivers)      Waivers)       Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS B
2006
2005                             $ 974        1.57%         2.81%         1.72%          2.66%          11%
2004                               881        1.55          2.66          1.70           2.51           13
2003                               706        1.56          2.89          1.71           2.74            6
2002(2,3)                          161        1.51          3.29          1.66           3.14           19

+     Total return excludes sales charge.

(1)   Per share data calculated using average shares outstanding method.

(2) As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.02% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

(3) Ohio Intermediate Tax Exempt Bond Fund Class B commenced operations on December 4, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

Selected Per Share Data and Ratios For the Years Ended May 31, Unless Otherwise Indicated


                              Net Asset                 Dividends
                                Value,        Net        from Net      Net Asset
                              Beginning   Investment    Investment    Value, End
                               of Year      Income        Income        of Year     Total Return
MONEY MARKET FUND(1)
CLASS B
2006
2005                           $ 1.00       $0.01 +       $(0.01)       $ 1.00         0.94%
2004                             1.00        0.00 *+       (0.00) *       1.00         0.43
2003                             1.00        0.01 +        (0.01)         1.00         0.60
2002                             1.00        0.02 +        (0.02)         1.00         1.44

                                                 Ratio of       Ratio of Net                            Ratio of Net Investment
                                               Expenses to   Investment Income   Ratio of Expenses to    Income to Average Net
                              Net Assets End   Average Net     to Average Net     Average Net Assets      Assets (Before Fee
                               of Year (000)     Assets            Assets        (Before Fee Waivers)           Waivers)
MONEY MARKET FUND 1
CLASS B
2006
2005                              $1,126          1.09%            0.90%                 1.49%                   0.50%
2004                               1,129          0.68             0.43                  1.48                   (0.37)
2003                               1,789          0.95             0.64                  1.46                    0.13
2002                               1,332          1.36             1.37                  1.46                    1.27

*     Amount represents less than $0.005 per share.

+     Per share data calculated using average shares outstanding method.

(1) Capital infusions resulted in a $0.001 effect in the net asset value per share of Class B. The capital infusions were provided in order to eliminate the potential deviation in the Fund's net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no effect on the total return of the Fund.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

      The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

      Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

      WHAT INFORMATION WE COLLECT

      "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

      We may collect nonpublic personal information about you from the following sources:

   o Information that you provide to us, such as on applications or other forms, or

   o  Information about your transactions with us

      OUR SECURITY PROCEDURES

      To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

      WHAT INFORMATION WE DISCLOSE

      Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

      Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

      We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

      ALLEGIANT FUNDS' PLEDGE TO YOU

      We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                 KELLEY J. BRENNAN
CHAIRMAN                                        Retired Partner, PricewaterhouseCoopers LLP
Retired Co-Chairman, Ernst & Young
Director:                                       JOHN F. DURKOTT
   Commercial Metals Company                    President and Chief Executive Officer,
   Strategic Distribution, Inc.                    Kittle's Home Furnishings Center, Inc.

TIMOTHY L. SWANSON                              RICHARD W. FURST
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF    Garvice D. Kincaid Professor of Finance
   LEGAL OFFICER                                   and Dean Emeritus, Gatton College of
Executive Vice President and Chief Investment      Business and Economics, University of
Officer, National City Corporation                 Kentucky

DOROTHY A. BERRY                                GERALD L. GHERLEIN
President, Talon Industries, Inc.               Retired Executive Vice President and
Chairman and Director:                             General Counsel, Eaton Corporation
   Professionally Managed Portfolios
                                                DALE C. LAPORTE
JOHN G. BREEN                                   Senior Vice President and General Counsel,
Retired Chairman and Chief Executive Officer,     Invacare Corp.
   The Sherwin Williams Co.
Director:                                       KATHLEEN A. OBERT
   Goodyear Tire & Rubber Co.                   Chairman and Chief Executive Officer,
   The Stanley Works                               Edward Howard & Co.

The Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.

                                                            [ALLEGIANT(SM) LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
Allegiant Funds
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416

[ALLEGIANT(SM) LOGO]

www.allegiantfunds.com

                           ALLEGIANT FUNDS PROSPECTUS
                            I SHARES (INSTITUTIONAL)


                                OCTOBER 1, 2006




                              HIGH YIELD BOND FUND











  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
         SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]
ALLEGIANT(R)
    FUNDS
www.allegiantfunds.com

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY
                                 (the "Adviser")

                              ABOUT THIS PROSPECTUS



Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class I Shares of the High Yield Bond Fund (the "Fund") before investing. To obtain more information on Allegiant Funds, visit us online at www.allegiantfunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                           PAGE

ALLEGIANT HIGH YIELD BOND FUND...............................................1
FUND FEES AND EXPENSES.......................................................4
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.......................5
MORE INFORMATION ABOUT FUND INVESTMENTS......................................7

INVESTMENT ADVISER AND INVESTMENT TEAM.......................................9
PURCHASING, SELLING AND EXCHANGING FUND SHARES..............................10
DISTRIBUTION PLAN...........................................................18
DIVIDENDS AND TAXES.........................................................18
FINANCIAL HIGHLIGHTS........................................................22

ALLEGIANT HIGH YIELD BOND FUND

FUND SUMMARY


INVESTMENT OBJECTIVE              High level of current income along with
                                  capital appreciation


PRINCIPAL INVESTMENT STRATEGY     Investing in high yield, high risk debt
                                  securities

PRINCIPAL RISKS                   General risk, market risk, credit risk,
                                  interest rate risk, prepayment/extension risk, active trading risk

PRINCIPAL INVESTMENT STRATEGIES

The Allegiant High Yield Bond Fund's investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed without a shareholder vote.


Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The term "high yield" is generally understood to describe debt securities that are rated below investment grade. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. Debt securities rated below investment grade are commonly referred to as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Junk bonds are debt securities that are rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investor Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. If a security is downgraded or upgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund normally maintains a dollar-weighted average maturity of between five and ten years.


PRINCIPAL RISKS OF INVESTING

GENERAL RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit is lowered, the value of its debt securities may fall. High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities.

ACTIVE TRADING RISK. The Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.


For additional information about risks, see "More Information About Principal Investment Strategies" below.


PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      HIGH YIELD BOND FUND(1)
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                             None
Purchases (as a percentage of offering price)
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                                     None
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                None
------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount                          None
redeemed, if applicable)
------------------------------------------------------------------------------
Exchange Fee                                                       None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                                           0.60%
------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          0.05%(2,3)
------------------------------------------------------------------------------
Other Expenses                                                     0.17%(3)
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               0.82%
------------------------------------------------------------------------------

(1) The Fund had not commenced operations as of the date of this prospectus. The fees and expenses shown in the table above are those that are expected to apply upon start up of operations.

(2) Class I Shares of the Fund may reimburse expenses up to a maximum of 0.10% for Distribution (12b-1) Fees under the Fund's distribution plan for Class I Shares. Such reimbursements are expected to be no more than 0.05% during the current fiscal year.

(3) Other Expenses and Distribution (12b-1) Fees are based on estimated amounts for the current fiscal year.


For more information about these fees, see "Investment Adviser and Investment Team" and "Distribution and Shareholder Service Plan" below.


EXAMPLES


This Example is intended to help you compare the cost of investing in the Allegiant High Yield Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:


                                                1 YEAR           3 YEARS
                                                ------           -------
HIGH YIELD BOND FUND                            $84               $262

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES


This section provides additional information about the principal investment strategies used by the Fund and the related risks. The Fund's Statement of Additional Information contains more information about the particular types of securities in which the Fund invests. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's website (www.allegiantfunds.com).


FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.
o Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting the Fund's interests.

EXCHANGE-TRADED FUNDS
The Fund may invest in various types of exchange-traded funds ("ETFs"). ETFs own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent the Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iSharesSM, Standard & Poor's Depositary ReceiptsTM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500(R) Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The Investment Company Act of 1940, as amended ("1940 Act"), limits investments by registered investment companies in the securities of other investment companies. However, the Fund may invest in ETFs in excess of these limits in accordance with Securities and Exchange Commission exemptive relief granted to such ETFs.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices. Additional investment policies are described in this section. See the Statement of Additional Information for more detail on the investments and strategies used by the Fund.

TEMPORARY INVESTMENTS
For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.


The Fund also may temporarily deviate from its policy to invest 80% of its net assets in fixed income securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions. The 80% investment requirement generally applies at the time the Fund purchases securities. In the event the Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS
In fulfilling the 80% investment requirement referred to above, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategy. These instruments may carry greater risk than other types of securities in which the Fund invests. For more information on derivatives and futures contracts and their related risks see the Statement of Additional Information.

SECURITIES LENDING
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its right in the collateral.

ILLIQUID SECURITIES
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by the Fund without limit.

REPURCHASE AGREEMENTS
Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Fund's Adviser believes that these risks can be controlled through careful security selection and monitoring.

MONEY MARKET FUNDS
Allegiant has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Allegiant and Allegiant Advantage Fund. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

FOREIGN SECURITIES


The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities, including securities of issuers in emerging markets. Securities of Canadian issuers are not subject to this limitation. Such investments are not used as part of the Fund's principal investment strategies.


While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.

INVESTMENT ADVISER AND INVESTMENT TEAM


Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of June 30, 2006, the Adviser had approximately $25 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser's Taxable Fixed Income Management Team manages the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.


A discussion regarding the basis for the Board's approval of the Fund's advisory agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ended November 30, 2005.

PORTFOLIO MANAGEMENT TEAM

-------------------------------------- ----------------------------------------------------------------------------
Name                                   Business Experience
-------------------------------------------------------------------------------------------------------------------
TAXABLE FIXED INCOME MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
Andrew Harding                         Mr. Harding has primary responsibility for taxable fixed income strategy
Senior Director for Taxable Fixed      and performance at the Adviser.
Income Investments
Years with the Adviser: 6              Mr. Harding has been with the Adviser since 2000.
Industry experience:  26 years
-------------------------------------- ----------------------------------------------------------------------------
Cynthia D. Cole                        Ms. Cole is primarily responsible for analyzing and recommending corporate
Director of Corporate Bond Investment  sector investments.
Years with the Adviser: 7
Industry experience:  21 years         Ms. Cole has been with the Adviser since 1999.

-------------------------------------- ----------------------------------------------------------------------------
Timothy Compan, Jr., CFA               Mr. Compan has responsibility for corporate bond portfolio management and
Corporate Bond Analyst                 trading.
Years with the Adviser: 3
Industry experience:  6 years          Prior to joining the Adviser in 2003, Mr. Compan was a corporate bond trader for Goldman Sachs Asset Management, L.P.  Mr. Compan had been with
                                       Goldman Sachs Asset Management, L.P. since 1999.

-------------------------------------- ----------------------------------------------------------------------------
Matthew Downing                        Mr. Downing has responsibility for fixed income security and portfolio
Fixed Income Analyst                   research.
Years with the Adviser: 5
Industry experience:  6 years          Prior to joining the Adviser in 2001, Mr. Downing was a consultant with
                                       FutureNext Consulting.  Mr. Downing had been with FutureNext since 2000.

-------------------------------------- ----------------------------------------------------------------------------
Mark Lozina, CFA                       Mr. Lozina has day-to-day responsibility for fixed income security and
Fixed Income Analyst                   portfolio research.
Years with the Adviser: 4
Industry experience:  11 years         Prior to joining the Adviser in 2002, Mr. Lozina was with National City
                                       Corporation's Equity Sponsor Group.  Mr. Lozina had been with National
                                       City since 1999.
-------------------------------------- ----------------------------------------------------------------------------


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Allegiant is described in the Statement of Additional Information.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE THROUGH FINANCIAL INSTITUTIONS.

Class I Shares may be purchased only through the Trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with the Professional Funds Distributors, LLC (the "Distributor") to place trades for institutional accounts, broker products or similar products. In order to purchase Class I shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations that may be more stringent than the rules and regulations governing an investment in the Fund. The entity may charge transaction fees. You should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution. The Fund may accept or reject any purchase order.


From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in the Statement of Additional Information.

The Adviser will monitor the Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close the Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of the Fund may adversely affect the implementation of the Fund's strategies. If the Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE FUND SHARES

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.


MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Allegiant Funds (Fund Name)."
                                "Allegiant Funds (Fund Name)."                Please include your account
                                   Allegiant Funds                            number on your check and mail it
                                   c/o PFPC Inc.                              to the address at the left.
                                   P.O. Box 9795
                                   Providence, RI 02940-9795



                                For overnight delivery mail to:
                                   Allegiant Funds
                                    c/o PFPC Inc.
                                   101 Sabin Street
                                   Pawtucket, RI 02860-1427

                                Allegiant cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).


WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire.  Ask your   handling of funds.  Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left.  Please include your
                                                                              account number.



                                    PNC Bank, N.A.
                                    Philadelphia, PA                          Allegiant and its transfer agent
                                    ABA # 031000053                           are not responsible for the
                                    DDA #8611711342                           consequences of delays resulting
                                    For credit to the Allegiant Funds         from the banking or Federal
                                    Further credit (your name and fund        Reserve Wire system, or from
                                    account number)                           incomplete wiring instructions.
                                    Conformation or order number (if
                                    applicable)


                                    Note:  Your bank may charge you a fee
                                    for this service.

                                Allegiant and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal
                                Reserve Wire system, or from incomplete wiring instructions.

FINANCIAL INTERMEDIARY          You may buy shares through accounts with      Please refer to New Account Set
                                brokers or other financial institutions       Up to the left.
                                that are authorized to place trades in Fund
                                shares for their customers.  If you invest
                                through an authorized institution, you will
                                have to follow its procedures.  Your broker
                                or institution may charge a fee for its
                                services, in addition to the fees charged
                                by Allegiant.  Address correspondence or
                                questions regarding a Fund to your
                                institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.


Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. The Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. The Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund or an authorized financial intermediary receives your purchase order in proper form. Daily NAV is calculated for the Fund each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.


In calculating NAV, the Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.


The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by the Fund's Adviser and fund accountant using methods approved by the Board of Trustees. The Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. The Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of the Fund.


Investments by the Fund in any mutual fund are valued at their respective net asset values as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

The Statement of Additional Information contains more detailed information concerning how the Fund values its investments.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 11 "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY
Contact your financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services in addition to the fees charged by Allegiant.


SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors-- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Allegiant in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Allegiant will be the next NAV determined after the fund receives your request. Good order means that your request includes complete information.


Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.


REDEMPTIONS IN KIND


We generally pay sale (redemption) proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;


(c)      the SEC has by order permitted the Fund's suspension; or


(d)      an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares of the Fund for Class I Shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern time.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing fund (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL
Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:


         Allegiant Funds
         c/o PFPC Inc.
         P.O. Box 9795
         Providence, RI 02940-9795


For overnight delivery mail to:




         Allegiant Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI 02860-1427


The minimum exchange amount is $500.


FINANCIAL INTERMEDIARY
Contact your financial intermediary or institution. Your financial intermediary or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.


LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant`s Board of Trustees has adopted policies and procedures that impose limitations on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, the Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of the Fund shares.

If any transaction is deemed to have the potential to adversely impact the Fund, the Fund reserves the right to:

o    Reject a purchase or exchange order

o Delay payment of immediate cash redemption proceeds for up to seven calendar days

o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

o    Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason.

You will be provided 60 days' notice before any material change to the exchange privilege is made.

DISTRIBUTION PLAN


The Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than 0.05% during the current fiscal year.

The Fund's Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES


The Fund distributes income on a monthly basis. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day after Allegiant receives your written notice.

FEDERAL TAXES


FUND DISTRIBUTIONS

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net taxable investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individual, estates and trusts is currently 15%. However, a sunset provision provides that this rate will increase to 20% for taxable years beginning after December 31, 2010. You will be notified annually of tax status of distributions to you.


You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."



SALES OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX QUALIFIED PLANS


The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." For 2006, the withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS.

A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to the Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.


STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations as of the date of this prospectus.

INVESTMENT ADVISER
Allegiant Asset Management Company
200 Public Square, 5th Floor
Cleveland, Ohio 44114

DISTRIBUTOR
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

                             NOT PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

         The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

         Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

         WHAT INFORMATION WE COLLECT

         "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

         We may collect nonpublic personal information about you from the following sources:

     o Information that you provide to us, such as on applications or other forms, or

     o   Information about your transactions with us

         OUR SECURITY PROCEDURES

         To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

         WHAT INFORMATION WE DISCLOSE

         Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

         Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

                            NOTE PART OF PROSPECTUS

         We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as National City and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

         ALLEGIANT FUNDS' PLEDGE TO YOU

         We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                                         RICHARD W. FURST
CHAIRMAN                                                Garvice D. Kincaid Professor of Finance and Dean
Retired Co-Chairman, Ernst & Young                         Emeritus, Gatton College of Business and
Director:                                                  Economics, University of Kentucky
   Commercial Metals Company
   Strategic Distribution, Inc.                         GERALD L. GHERLEIN
                                                        Retired Executive Vice President and
                                                           General Counsel, Eaton Corporation


TIMOTHY L. SWANSON
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF
FINANCIAL OFFICER                                       DALE C. LAPORTE
Executive Vice President and Chief Investment           Senior Vice President and General Counsel,
Officer, National City Corporation                         Invacare Corp.

                                                        KATHLEEN A. OBERT
DOROTHY BERRY                                           Chairman and Chief Executive Officer,
President, Talon Industries, Inc.                          Edward Howard & Co.
Chairman and Director:
   Professionally Managed Portfolios


JOHN G. BREEN
Retired Chairman and Chief Executive Officer,
   The Sherwin Williams Co.
Director:
   Goodyear Tire & Rubber Co.
   The Stanley Works


KELLEY BRENNAN
Retired Partner, PricewaterhouseCoopers LLP


JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.




  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.



                                                                          [Logo]
                                                              Allegiant(R) Funds
                                                          www.allegiantfunds.com

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Fund's website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Fund and are available, free of charge, on the Fund's website.

TO OBTAIN MORE INFORMATION:

By Internet:
www.allegiantfunds.com

By Telephone:
Call 1-800-622-FUND (3863)


By Mail:
c/o PFPC Inc.
P.O. Box 9795
Providence, RI 02940-9795
From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (HTTP://WWW.SEC.GOV). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or writing to:


Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act registration number is 811-4416

[Logo]
Allegiant(R)
       Funds
www.allegiantfunds.com

                                 ALLEGIANT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2006



                                  EQUITY FUNDS
                       ALLEGIANT INTERNATIONAL EQUITY FUND
                      ALLEGIANT LARGE CAP CORE EQUITY FUND
                         ALLEGIANT LARGE CAP GROWTH FUND
                         ALLEGIANT LARGE CAP VALUE FUND


                          ALLEGIANT MID CAP VALUE FUND
                   ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND


                   ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND


               ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND


                  ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND
                   ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
                          ALLEGIANT S&P 500 INDEX FUND
                          ALLEGIANT SMALL CAP CORE FUND


                         ALLEGIANT SMALL CAP GROWTH FUND


                             ASSET ALLOCATION FUNDS
                      ALLEGIANT AGGRESSIVE ALLOCATION FUND
                       ALLEGIANT BALANCED ALLOCATION FUND
                     ALLEGIANT CONSERVATIVE ALLOCATION FUND

                               FIXED INCOME FUNDS
                               ALLEGIANT BOND FUND
                       ALLEGIANT GOVERNMENT MORTGAGE FUND
                         ALLEGIANT HIGH YIELD BOND FUND
                        ALLEGIANT INTERMEDIATE BOND FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND


                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
                         ALLEGIANT ULTRA SHORT BOND FUND

                               TAX-FREE BOND FUNDS
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
               ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
                ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND
             ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                               MONEY MARKET FUNDS
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
                   ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND
               ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
                      ALLEGIANT TREASURY MONEY MARKET FUND

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above investment portfolios (each, a "Fund," collectively, the "Funds") of Allegiant Funds (the "Trust"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The Prospectuses and the Trust's annual reports to shareholders dated May 31, 2006 (the "2006 Annual Reports") may be obtained, without charge, upon request by calling or writing the Trust at 1-800-622-FUND (3863), 760 Moore Road, King of Prussia, Pennsylvania 19406.

CURRENT PROSPECTUSES


o  Prospectus  dated  October  1, 2006,  for A and C Shares of the Money  Market
   Funds.

o  Prospectus dated October 1, 2006, for I Shares of the Money Market Funds.

o Prospectus dated October 1, 2006, for A and C Shares of the Equity Funds and Asset Allocation Funds.

o Prospectus dated October 1, 2006, for A and C Shares of the Fixed Income Funds and Tax-Free Bond Funds.

o Prospectus dated October 1, 2006, for I Shares of the Equity Funds and Asset Allocation Funds.

o Prospectus dated October 1, 2006, for I Shares of the Fixed Income Funds (other than the High Yield Bond Fund) and Tax-Free Bond Funds.

o Prospectus dated October 1, 2006, for B Shares of the Equity Funds, Asset Allocation Funds, Fixed Income Funds, Tax-Free Bond Funds, Money Market Fund and Tax Exempt Money Market Fund.

o  Prospectus dated October 1, 2006, for I Shares of the High Yield Bond Fund.

The Trust's audited financial statements and the reports thereon of [_______], included in the [________] are incorporated by reference into this SAI. No other parts of the [________] are incorporated by reference.

                                TABLE OF CONTENTS


                                                                            PAGE

STATEMENT OF ADDITIONAL INFORMATION..........................................__

INVESTMENT OBJECTIVE AND POLICIES............................................__

INVESTMENT LIMITATIONS.......................................................__

NET ASSET VALUE..............................................................__

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................__

DESCRIPTION OF SHARES........................................................__

ADDITIONAL INFORMATION CONCERNING TAXES......................................__

TRUSTEES AND OFFICERS........................................................__

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND

TRANSFER AGENCY AGREEMENTS...................................................__

SHAREHOLDER SERVICES PLAN...................................................___

PORTFOLIO TRANSACTIONS......................................................___

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................___

COUNSEL.....................................................................___

PERFORMANCE INFORMATION.....................................................___

MISCELLANEOUS...............................................................___

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B: DESCRIPTION OF FUTURES CONTRACTS................................B-1

APPENDIX C: ALLEGIANT ASSET MANAGEMENT COMPANY PROXY
  VOTING POLICIES AND PROCEDURES............................................C-1

                       STATEMENT OF ADDITIONAL INFORMATION


         This SAI should be read in conjunction with the Prospectuses for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading the Prospectus for such Fund.

         The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. Each Fund other than the Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund is a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond
Fund and Pennsylvania Intermediate Municipal Bond Fund is a non-diversified investment company under the 1940 Act.

         The Pennsylvania Tax Exempt Money Market, Bond and Pennsylvania Intermediate Municipal Bond Funds commenced operations as separate investment portfolios (the "Predecessor Pennsylvania Tax Exempt Money Market," "Predecessor Intermediate Government Fund" and "Predecessor Pennsylvania Tax Exempt Bond Fund," and collectively, the "Predecessor Funds") of Inventor Funds, Inc. On September 9, 1996, the Predecessor Funds were reorganized as new portfolios of the Trust. References in this SAI are to a Fund's current name.

         On June 9, 2000, the Bond Fund was reorganized with the Parkstone Bond Fund, a separate investment portfolio offered by The Parkstone Group of Funds ("Parkstone"). In connection with this reorganization, the financial statements and performance history of the Parkstone Bond Fund were adopted by the Bond Fund. Historical information in this SAI concerning the performance of the Bond Fund is that of the Parkstone Bond Fund.


         The Multi-Factor Mid Cap Growth, Government Mortgage and Michigan Intermediate Municipal Bond Funds commenced operations as separate investment portfolios (the "Parkstone Mid Capitalization Fund," "Parkstone U.S. Government Income Fund" and "Parkstone Michigan Municipal Bond Fund," and collectively, the "Parkstone Continuing Funds") of Parkstone. On June 10, 2000, the Parkstone Continuing Funds were reorganized as new portfolios of the Trust. References in this SAI are to a Fund's current name.


         Effective June 13, 2005, the Trust's name was changed from Armada Funds to Allegiant Funds.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT


                  Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Funds (the "Adviser"), and Polaris Capital Management, Inc. ("Polaris"), the sub-adviser to the Allegiant International Equity Fund, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.


                  Effective June 13, 2005, the Adviser's name was changed from National City Investment Management Company to Allegiant Asset Management Company.

                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

                  The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectuses.

ALLEGIANT INTERNATIONAL EQUITY FUND

                  The  Fund  seeks  to  achieve  its  investment   objective  by
investing primarily in equity securities of foreign issuers. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.


                  The Fund will invest primarily, but not exclusively, in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depositary Receipts ("ADRs") or other U.S. listings of foreign common stocks, with a focus on companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index, a broadly diversified international index consisting of close to 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the Adviser, property rights are not defined and supported by an adequate legal infrastructure.


                  More than 10% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 10% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies.

                  The Fund may invest up to 25% of its total assets in securities of issuers in countries with emerging markets or economies, but will not invest more than 10% of its total assets in any single such country. See "Additional Information about Portfolio Investments - Foreign Securities and Currencies" below.

ALLEGIANT LARGE CAP CORE EQUITY FUND


                  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks with large market capitalizations. The Fund generally isnvested sector neutral to the S&P 500 Composite Stock Price Index ("S&P 500 Index"). A large portion of the Fund's assets will be invested in companies with a market capitalization similar to the S&P 500 Index. The Fund's Adviser focuses on a combination of fundamental, technical, and sentiment factors in identifying investments for the Fund. Among the factors considered are the quality of the management team, industry position, business model and historical growth rates.


                  The S&P 500 Index is an index composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The Adviser believes that the S&P 500 Index is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

                  The Fund may invest up to 20% of its net assets in foreign securities.

                  S&P Ratings Group is not a sponsor of, or in any way affiliated with, the Fund.

ALLEGIANT LARGE CAP GROWTH FUND


                  The  Fund  seeks  to  achieve  its  investment   objective  by
investing primarily in a diversified portfolio of growth-oriented large cap common stocks. The Fund generally is invested sector neutral to the Russell 1000 Growth Index. The Fund's Adviser selects companies that have historically proven the ability to grow earnings, revenue, return on equity, and return on capital and have maintained leadership within their industry.


                  The Fund may invest up to 20% of its net assets in foreign securities.

ALLEGIANT LARGE CAP VALUE FUND


                  The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of publicly traded U.S. companies with large stock market capitalizations. The Fund is managed with a value-oriented approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long-term earnings potential are also considered in stock selection.


                  The Fund may invest up to 20% of its net assets in foreign securities.

ALLEGIANT MID CAP VALUE FUND


                  The Fund seeks to achieve its investment objective by investing primarily in value-oriented, mid cap common stocks of U.S. companies. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value; traditionally these companies have price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. Additional factors, such as private market value, balance sheet strength, and long-term earnings potential are also considered in stock selection.


                  The Fund may invest up to 20% of its net assets in foreign securities.


ALLEGIANT MULTI-FACTOR MID CAP GROWTH FUND

                  The Fund seeks to achieve its investment objective by investing primarily in growth-oriented common stocks of mid cap U.S. companies believed by the Adviser to be characterized by consistent, above average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Primary holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  The Fund may invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.


                  The Fund may invest up to 20% of its net assets in foreign securities.

ALLEGIANT MULTI-FACTOR SMALL CAP CORE FUND

                  The Fund seeks to achieve its investment objective by investing primarily in securities of U.S. companies with small stock market capitalizations that possess both value and growth characteristics. The Fund invests in companies with market capitalizations approximately equivalent to those that fall in the lowest 15% represented in the Russell 2000 Index. See "Special Risk Factors for Smaller Capitalization Stocks" below.

ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND

                  The Fund seeks to achieve its investment objective by investing, through a focused approach, primarily in value-oriented securities of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. The Fund invests in companies with market capitalizations approximately equivalent to those that fall in the lowest 15% represented in the Russell 2000 Value Index. The Adviser pays particular attention to a company's price-to-earnings and price-to-book ratios and current and forecasted earnings levels. The Fund will invest in fewer securities relative to other Funds managed by the Adviser in the Multi-Factor style. See "Special Risk Factors for Smaller Capitalization Stocks" below.

ALLEGIANT MULTI-FACTOR SMALL CAP GROWTH FUND

                  The Fund seeks to achieve its investment objective by investing primarily in securities of U.S. companies with small stock market capitalizations and that have prospects for accelerated earnings or revenue growth. The Fund will invest in companies with market capitalizations approximately equivalent to those that fall in the lowest 15% represented by the Russell 2000 Growth Index. See "Special Risk Factors for Smaller Capitalization Stocks" below.

ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND

                  The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies with small stock market capitalizations that are believed to be conservatively valued. The Fund is managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value,  balance  sheet  strength,  and  long-term  earnings  potential  are also considered in stock selection. See "Special Risk Factors for Small Capitalization Stocks" below.

                  The Fund may invest up to 20% of its net assets in foreign securities.



ALLEGIANT S&P 500 INDEX FUND

                  The vast majority of the Fund's assets are invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the Index. Under ordinary circumstances, the Fund will take positions only in equity securities currently within the S&P 500 Index, scheduled to be added to the Index, or recently removed from the Index. To meet the investment objective of tracking the S&P 500 Index before Fund expenses, stocks are routinely eliminated from or added to the Fund to reflect additions to or deletions from the Index (including mergers or changes in the composition of the Index). Stocks are also sold to raise cash to meet withdrawals, or purchased to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed in the traditional sense, and purchases may be made that would not have been made if the Fund were actively managed in the traditional sense. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

                  The Adviser believes that using active management techniques for a small portion of the Fund's assets may increase the correlation between the Fund's net return after expenses and the return of the S&P 500 Index. Consequently, the Fund may purchase a security that is scheduled to be included in the S&P 500 Index but prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500 Index. A diversified subset of stocks held in the Fund may have weights slightly higher or lower than those in the S&P 500 Index with the goal of adding small incremental performance relative to the Index. Stocks that are held in very small proportions in the S&P 500 Index may be excluded from the Fund or held short if they are expected to underperform.

                  The Adviser believes that this investment approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500 Index, and thus lower brokerage costs, transfer taxes and operating expenses than in more traditionally managed funds. There is no assurance, however, that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500 Index, may cause the return of the Fund to be lower than the return of the Index.


                  The S&P 500 Index is composed of 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 Index on a statistical basis. As of June 30, 2006, the stocks in the S&P 500 Index had an average market capitalization of approximately $__ billion. The range of market capitalization for companies represented in the S&P 500 Index was $___ million to nearly $___ billion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding.


                  The Fund may acquire derivative instruments designed to replicate the performance of the S&P 500 Index, such as S&P 500 stock index futures contracts or S&P Depositary Receipts ("SPDRs"). In addition, the Fund may sell securities short to the extent of up to 4% of the Fund's assets. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the S&P 500 Index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

                  While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500 Index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the Index. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 Index of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value ("NAV"), including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to correlate its performance with the S&P 500 Index, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates the Index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the S&P 500 Index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500 Index. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500 Index. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

                  The inclusion of a security in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment. The common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser, is included in the S&P 500 Index. Like the other stocks in the S&P 500 Index, the Fund will invest in the common stock of NCC in approximately the same proportion as the percentage NCC common stock represents in the S&P 500 Index.


                  The Fund is not sponsored, endorsed, sold or promoted by S&P, a division of McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser as Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, and has not participated in, the determination of the price and amount of the Fund shares or the timing of the issuance or sale of the Fund shares or in the determination or calculation of the equation by which the Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALLEGIANT SMALL CAP CORE FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of publicly-traded common stocks of U.S. companies with small stock market capitalizations that possess both value and growth characteristics. The investment process of the Adviser is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. See "Special Risk Factors for Smaller Capitalization Stocks" below.


                  In addition, the Fund may invest up to 20% of its net assets in foreign securities.



ALLEGIANT SMALL CAP GROWTH FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of publicly-traded equity securities of U.S. companies with small stock market capitalizations. The Adviser will seek companies with strong growth in revenue, earnings and cash flow. Factors considered in selecting such issuers include participation in a fast growing industry, a strategic niche position in a specialized market, and fundamental value. The Adviser will also consider the relationship between price and book value, and other factors such as trading volume and bid-ask spreads in an effort to allow the Fund to achieve diversification. See "Special Risk Factors for Smaller Capitalization Stocks" below.

                  The Fund may invest up to 20% of its net assets in foreign securities.

SPECIAL RISK FACTORS FOR SMALLER CAPITALIZATION STOCKS


                  Securities held by the Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Focused Value, Small Cap Core, Small Cap Growth and Multi-Factor Small Cap Value Funds generally will be issued by public companies with smaller capitalizations relative to those which predominate the major market indices, such as the S&P 500 Index or the Dow Jones Industrial Average ("DJIA"). Securities of these small companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace.


                  Smaller companies, particularly those considered to have small stock market capitalizations, may carry additional risks to those of larger companies. Smaller companies are generally not as well-known to investors and have less of an investor following than larger companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may have difficulty withstanding competition from larger companies within their industries. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

                  The positions of smaller capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.

ALLEGIANT AGGRESSIVE ALLOCATION FUND AND ALLEGIANT CONSERVATIVE ALLOCATION FUND


                  Each of the Aggressive Allocation and Conservative Allocation Funds is structured as a "fund of funds," which means that it pursues its investment objective by allocating its assets among other investment portfolios of Allegiant (the "Underlying Funds"). These Underlying Funds currently consist of the International Equity, Large Cap Growth, Large Cap Value, Multi-Factor Small Cap Value and Small Cap Growth Funds (the "Underlying Equity Funds"), the Bond and Intermediate Bond Funds (the "Underlying Bond Funds"), and the Money Market Fund. The specific portfolios that comprise the Underlying Funds can be changed without shareholder approval. The Aggressive Allocation Fund currently intends to invest 60% - 90% of its total assets in the Underlying Equity Funds, 10% - 40% of its total assets in the Underlying Bond Funds, and 0% - 20% of its total assets in the Money Market Fund. The Conservative Allocation Fund currently intends to invest 20% - 50% of its total assets in the Underlying Equity Funds, 50% - 80% of its total assets in the Underlying Bond Funds, and 0%
- 20% of its total assets in the Money Market Fund. Each Fund's allocation ranges can be changed without shareholder approval. Each Fund normally intends to invest all of its assets in the Underlying Funds; however, for temporary defensive purposes each Fund may invest up to 100% of its assets in high quality, short-term debt instruments. Each Fund reserves the ability to convert from a "fund of funds" structure and to invest directly in the types of securities in which the Underlying Funds invest. Shareholders will be provided with advance notice before any such conversion occurs.

                  To the extent a Fund's assets are invested in a particular Underlying Fund, the Fund is subject to the risks applicable to an investment in such Underlying Fund. The applicable Prospectuses and this SAI describe the investment policies and strategies employed by the Underlying Funds and their related risks.

ALLEGIANT BALANCED ALLOCATION FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, investment grade fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 75% of its net assets in common stocks and securities convertible into common stocks, 20% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 25% of the Fund's total assets will be invested in foreign securities.


                  The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation.


                  The Fund will normally invest the fixed income portion of its portfolio of investments primarily in a broad range of investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody's, S&P or Fitch. These fixed income securities will consist of bonds, debentures, notes, zero coupon securities, asset-backed securities, state, municipal and industrial revenue bonds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper, bankers' acceptances and variable amount master demand notes. In addition, a portion of the Fund's assets may be invested from time to time in first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some fixed income securities may have warrants or options attached.


ALLEGIANT BOND FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities, while maintaining a dollar-weighted average maturity of between four and twelve years. Up to 20% of the value of its total assets may be invested in preferred stocks and other investments.


ALLEGIANT GOVERNMENT MORTGAGE FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of mortgage-related securities issued or guaranteed by the U.S. government, while maintaining a dollar-weighted average maturity of between three and ten years. The Fund will normally invest primarily in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness.

                  The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by an unaffiliated nationally recognized statistical rating organization ("Rating Agency") or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

ALLEGIANT HIGH YIELD BOND FUND


                  The  Fund  seeks  to  achieve  its  investment   objective  by
investing primarily in high yield, high risk debt securities. The Fund normally maintains a dollar-weighted average maturity of between five and ten years.


ALLEGIANT INTERMEDIATE BOND FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade debt securities of all types, including obligations of corporate and U.S. and foreign government issuers and mortgage-backed and asset-backed securities, while maintaining a dollar-weighted average maturity of between three and ten years. The Fund may invest up to 20% of the value of its total assets in preferred stocks and other investments.


ALLEGIANT LIMITED MATURITY BOND FUND


         The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities of all types, including obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities, while maintaining a dollar-weighted average maturity of between one and five years. The Fund may invest up to 20% of the value of its total assets in preferred stocks and other investments. In making investment decisions, the Adviser will focus on a number of factors, including yield to maturity, maturity, quality and the outlook for specific issuers and market sectors.


ALLEGIANT TOTAL RETURN ADVANTAGE FUND


                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of investment grade fixed income securities of all types, including asset-backed and mortgage-backed securities and obligations of corporate and U.S. government issuers, while maintaining a dollar-weighted average maturity of between four and twelve years. The Fund may invest up to 20% of the value of its total assets in preferred stocks and other investments. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

                  Although the Fund normally invests substantially all of its assets in investment grade debt securities, it may invest up to 20% of its net assets in non-rated securities and securities rated below investment grade (commonly referred to as "junk bonds"). For a discussion of risk factors relating to such securities, see "Additional Information About Portfolio Investments - Ratings Criteria" below.


ALLEGIANT ULTRA SHORT BOND FUND


                  The  Fund  seeks  to  achieve  its  investment   objective  by
investing primarily in a diversified portfolio of high-quality fixed income securities with an average maturity that does not exceed 18 months. The Adviser attempts to increase income and preserve or enhance total return by managing average portfolio duration. By maintaining an average duration that will not exceed 18 months, the Adviser attempts to reduce the higher level of volatility that is generally associated with bonds of longer duration.


                  Duration  is a  calculation  that seeks to  measure  the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

                  An effective duration of one year, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 1%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 1%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND


                  The Fund seeks to achieve its investment objective by investing substantially all of its assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax ("Municipal Securities"), while maintaining a dollar-weighted average maturity of between three and ten years. The Fund will normally invest at least 80% of the value of its net assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" below).


ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND


                  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a portfolio of securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, while maintaining a dollar-weighted average maturity of between three and ten years. Such securities include debt obligations, consisting of notes, bonds and commercial paper, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal and Michigan personal income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan personal income taxes ("Michigan Municipal Securities"). The Fund may invest up to 100% of its assets in private activity bonds which may be treated as a special tax preference item under the federal alternative minimum tax. The 80% policy stated above is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" below).

                  The Fund  normally  will be  invested  in  long-term  Michigan
Municipal Securities, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted  maturity  of its  portfolio  depending  upon  anticipated  changes  in interest rates or other relevant market factors. In addition, the average weighted maturity of the Fund's portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.


                  The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees.


                  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will treat these bonds as Michigan Municipal Securities for purposes of measuring compliance with the 80% policy described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.


                  The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes, as determined by the Adviser, due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers' acceptances of selected banks, commercial paper meeting the Fund's quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.

                  Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the state as a whole and to the economic conditions within particular industries and geographic areas represented or located within the state. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.

                  See "Special Considerations Regarding Investment in Michigan Municipal Securities" below.

ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND


                  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in securities issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Municipal Securities") that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" below). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. See "Additional Information Concerning Taxes."


                  See "Special Considerations Regarding Investment in Ohio Municipal Securities" below.

ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, obligations of the United States, including territories and possessions of the United States, the income from which is, in the opinion of counsel to the issuer, exempt from regular federal income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers (but may be treated as a preference item for individuals for purposes of the alternative minimum tax), and securities of money market investment companies that invest primarily in such securities ("Pennsylvania Municipal Securities").

                  The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Pennsylvania Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" below). Dividends paid by the Fund which are derived from interest properly attributable to Pennsylvania Municipal Securities will be exempt from regular federal income tax and Pennsylvania personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Pennsylvania personal income tax. See "Additional Information Concerning Taxes."

                  See   "Special   Considerations    Regarding   Investment   in
Pennsylvania Municipal Securities" below.

SPECIAL CONSIDERATIONS - TAX-FREE BOND FUNDS

                  Although each Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Tax-Free Bond Funds anticipate that they will maintain a dollar-weighted average portfolio maturity of three to ten years.

                  For temporary defensive or liquidity purposes when, in the opinion of the Funds' Adviser, Michigan Municipal Securities, Ohio Municipal Securities or Pennsylvania Municipal Securities of sufficient quality, as the case may be, are not readily available, the Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds may invest up to 100% of their assets in other Municipal Securities and in taxable securities.

                  Each Fund may hold up to 100% of its assets in uninvested cash reserves, pending investment, during temporary defensive periods. Uninvested cash reserves will not earn income.

                  Each Fund may invest in other investments as described below under "Additional Information About Portfolio Investments" including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.

                  Each  of  the  Michigan  Intermediate   Municipal  Bond,  Ohio
Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds is classified as a "non-diversified" portfolio, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. Nevertheless, each Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities,  securities  of  other  regulated  investment  companies  and  other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based NAV per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.


                  Although (i) all of the Tax-Free Bond Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, (ii) the Ohio Intermediate Tax Exempt Bond and Intermediate Tax Exempt Bond Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, (iii) the Michigan Intermediate Municipal Bond and Pennsylvania Intermediate Municipal Bond Funds may invest up to 100% of their respective total assets in private activity bonds and (iv) the Intermediate Tax Exempt Bond Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state, the Funds do not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that a Fund's assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and private activity bonds to a greater extent than it would be if its assets were not so invested.


                  See "Municipal Securities," "Special Considerations Regarding Investment in Michigan Municipal Securities," "Special Considerations Regarding Investment in Ohio Municipal Securities," and "Special Considerations Regarding Investment in Pennsylvania Municipal Securities" below.

ALLEGIANT GOVERNMENT MONEY MARKET FUND


                  The Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term debt obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.


ALLEGIANT MONEY MARKET FUND


                  The Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term, U.S. dollar denominated "money market" instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by a Rating Agency, or determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.

ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND


                  The  Fund  seeks  to  achieve  its  investment   objective  by
investing substantially all of its assets in a portfolio of high quality, short-term Ohio Municipal Securities.


                  The Fund will normally invest at least 80% of the value of its net assets in such Ohio Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. The Fund may invest up to 100% of its assets in Municipal Securities known as private activity bonds the interest on which is an item of tax preference for purposes of the federal alternative minimum tax. The Fund may also invest up to 100% of its assets in non-Ohio Municipal Securities and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Ohio Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the State of Ohio or entities within the State of Ohio and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.

ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND


                  The  Fund  seeks  to  achieve  its   objective   by  investing
substantially all of its assets in a portfolio of high quality, short-term Pennsylvania Municipal Securities.


                  As a matter of fundamental policy, the Fund normally invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but is not considered a preference item for purposes of the federal alternative minimum tax. However, the Fund may invest up to 100% of its assets in non-Pennsylvania Municipal Securities and in taxable securities during temporary defensive periods when, in the opinion of the Adviser, Pennsylvania Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the Commonwealth of Pennsylvania or entities within the Commonwealth of Pennsylvania and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in a portfolio of high quality, short-term Municipal Securities. The Fund will normally invest at least 80% of the value of its total assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds below."

SPECIAL RISK CONSIDERATIONS -- OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS

                  Although the Tax Exempt Money Market Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. The Ohio Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. In addition, although the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, these Funds do not currently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent that a Fund's assets are invested in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.

ALLEGIANT TREASURY MONEY MARKET FUND


                  The Fund seeks to achieve its objective by investing in a portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund may not engage in repurchase and reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P.


ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

DISCLOSURE OF PORTFOLIO HOLDINGS

         In accordance with the Trust's policies and procedures, PFPC Inc. ("PFPC") is responsible for dissemination of information about the Trust's portfolio securities. The Trust, its co-administrators (National City Bank ("NCB") and PFPC, together the "Co-Administrators") and Adviser (together, the "Service Providers") may only disclose information concerning securities held in the Trust's portfolios under the following circumstances:


         (i) Within fifteen business days following the end of each calendar month, PFPC shall post all securities held by each of the Trust's equity and fixed income portfolios, together with each security's percentage of total net assets of the portfolio, on the Trust's website (excluding the Allegiant Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds (together, the "Small Cap Funds")).


         (ii) Within fifteen business days following the end of each calendar month, PFPC shall post the securities held by each of the Small Cap Funds in alphabetical order (exclusive of the percentage of net assets) on the Trust's website.

         (iii) Within fifteen business days following the end of each calendar month, PFPC shall post the ten securities that make up the largest percentage of total net assets of the Small Cap Funds, together with each security's percentage of total net assets of the portfolio.

         (iv) Within fifteen business days following the end of each calendar quarter, PFPC shall post the securities held by each of the Small Cap Funds and percentage of total net assets on the Trust's website.

         (v) The Trust or a Service Provider may disclose the Trust's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; or

                  (a) Examples of instances in which selective disclosure of the Trust's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

         (vi) As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.


         Each of the Trust's Service Providers is required to keep the Funds' portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Trust's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required pursuant to an agreement with the Trust to keep the information confidential and shall not trade on such information.

         Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust's portfolio securities.

         With respect to the monthly disclosure of portfolio holdings on the Trust's website, PFPC is authorized to prepare and post to the Trust's website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Trust's portfolio holdings, the Trust's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.

         In order to ensure that the disclosure of the Trust's portfolio securities is in the best interests of the Trust's shareholders and to avoid any potential or actual conflicts of interest with PFPC, NCB, the Adviser, the Trust's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust's portfolio securities for legitimate business purposes shall be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of the Trust's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.

         The Board shall receive quarterly reports stating whether disclosures were made concerning the Trust's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

RATINGS CRITERIA


                  Investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and
BBB), Fitch (AAA, AA, A and BBB) or, with respect to the Allegiant Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds, DBRS (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser (or Sub-Advisers) to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or DBRS) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

                  The High Yield Bond Fund will invest primarily in debt securities rated below investment grade (i.e., junk bonds). The Bond, Balanced Allocation and Total Return Advantage Funds may also invest in junk bonds. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's NAV per share.

                  In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by a Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

                  The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

                  If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's NAV. In general, both the prices and yields of lower rated securities will fluctuate.

                  In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

                  The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by a Fund. Because of this, a Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

                  The Adviser continuously monitors the issuers of lower rated securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

ELIGIBLE SECURITIES

                  The Money Market Funds may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying
(1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

REITS

                  Each of the Equity Funds and Fixed Income Funds may invest from time to time in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

                  REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from the 1940 Act. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which the Fund invests.

                  REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

VARIABLE AND FLOATING RATE INSTRUMENTS


                  Each Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser (or Sub-Adviser). In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser (or Sub-Adviser) will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

                  With respect to the Money Market Funds, variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS

                  Each Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser (or Sub-Adviser) has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. For the Money Market Fund, the Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Funds) of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

                  Securities held by each Fund (other than the Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                  With respect to the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

                  Each Fund (other than  Treasury  Money  Market Fund) may enter
into  reverse   repurchase   agreements  in  accordance   with  its   investment
restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed one-third of the Fund's assets.

LENDING OF PORTFOLIO SECURITIES

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 102% of the market value (105% of the market value of the international securities loaned) at all times of the securities lent. Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowings of a Fund exceed 50% of the value of its total assets. When a Fund lends its portfolio securities, the collateral (i.e. the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentage of the Fund's total assets on loan. Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

                  A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on such invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

                  Each of the Equity Funds, Asset Allocation Funds, Fixed Income Funds and Tax-Free Bond Funds will not invest more than 15% of their respective net assets in securities that are illiquid. The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

TAXABLE MONEY MARKET INSTRUMENTS

                  Each of the Tax-Free Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations.

FOREIGN SECURITIES AND CURRENCIES

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds (other than the Government Mortgage Fund) may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or GDRs. The Government Mortgage Fund may invest in ADRs, EDRs and GDRs (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.


                  With respect to the International Equity Fund, certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. Since the International Equity Fund will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.


                  Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. In addition, ten new countries, Cyprus, Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia, became members of the EMU in 2004 but will not adopt the euro as their new currency until they can show that their economies have converged with the economies of the euro zone.

                  The European Central Bank has control over each country's monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

                  The change to the euro as a single currency is relatively new and untested. The elimination of currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot be fully assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by a Fund, particularly the International Equity Fund.

                  The expense ratio of a Fund investing substantially in foreign securities can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.


                  Interest and dividends payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to aFund's shareholders.


                  Some of the countries in which the Multi-Factor Small Cap Growth Fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government approved or authorized investment vehicles, which may include other investment companies. The Fund may also invest in other investment companies that invest in foreign securities. Investing in such vehicles may involve layered fees or expenses and may be subject to limitations under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's (or Sub-Adviser's) assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.

FOREIGN CURRENCY TRANSACTIONS


                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.


                  When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.


                  When the Adviser (or Sub-Adviser) anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.


                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES

                  Each of the Equity Funds, Balanced Allocation Fund and Fixed Income Funds may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


                  In selecting convertible securities, the Adviser (or Sub-Adviser) will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser (or Sub-Adviser) will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser (or Sub-Adviser) deems that retention of such security is warranted.


CORPORATE DEBT OBLIGATIONS

                  Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

                  Each Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which a Fund invests may have warrants or options attached.

                  Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.


                  The Intermediate Bond and Limited Maturity Bond Funds invest only in investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The Balanced Allocation and Bond Funds normally invest substantially all of their assets in investment grade debt securities. The Total Return Advantage Fund normally invests substantially all of its assets in investment grade debt securities but may invest up to 20% of its securities in lower grade securities. See "Ratings Criteria" above.

                  In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser (or Sub-Adviser) will consider whether the Fund should continue to hold the security.


WARRANTS

                  Each of the Equity Funds and Balanced Allocation Fund may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS


                  Each of the Equity Funds and the Balanced Allocation Fund may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that they hold or intend to purchase. Futures contracts may also be based on financial instruments such as stock index option prices. The Balanced Allocation Fund may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. Each of the Equity Funds and the Balanced Allocation Fund may also invest in futures contracts based on the Chicago Board of Exchange Volatility Index ("VIX Futures"). VIX Futures are an index of market sentiment derived from S&P 500 Index option prices, and are designed to reflect investors' consensus view of expected stock market volatility over future periods. The Balanced Allocation, Bond, High Yield Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in interest rate and bond index futures contracts and options on futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline. Each Fixed Income Fund may invest in futures contracts on U.S. Treasury obligations in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline or to seek to increase total return.


                  Each of the Equity Funds may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The International Equity Fund may also invest in foreign currency futures contracts and options in anticipation of changes in currency exchange rates. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Each of the High Yield Bond and Ultra Short Bond Funds may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, each Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

                  The Funds and their trustees and officers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under such Act. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  CALL AND PUT OPTIONS. The Funds may purchase and sell call and put options on futures contracts traded on an exchange, board of trade or other trading facility. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  A Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  In order to close out put or call option positions, a Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise.

                  The aggregate value of the securities subject to options written by a Fund will not exceed 33-1/3% (20% with respect to the S&P 500 Index
Fund) of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.

         RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

                  To the extent that a Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Funds also are subject to the Adviser's (or Sub-Adviser's) ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

                  Although the Funds intend to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are:

                  1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;


                  2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


                  3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and



                  4.  the  Adviser's  (or  Sub-Adviser's)   ability  to  predict
correctly the direction of securities prices, interest rates and other economic factors.


DOLLAR ROLLS


                  The Balanced Allocation Fund, Fixed Income Funds and Tax-Free Bond Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.


SHORT SALES

                  Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  Each Fund (other than the S&P 500 Index Fund) may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If a Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

                  The S&P 500 Index Fund may also engage in short sales other than short sales against the box. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the SEC and its staff. The Fund may fulfill the account segregation requirements by having the Fund's custodian identify assets on its records as being held to cover short positions rather than maintaining a segregated account.

ASSET-BACKED SECURITIES

                  The Balanced Allocation Fund, the Fixed Income Funds and, to the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with their investment objective and policies, the Money Market Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the  securities,  net  of any  fees  paid  to the  issuer  or  guarantor  of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.


                  Each of these Funds may purchase securities that are secured or backed by mortgages and are issued by entities such as GNMA, FNMA, Freddie Mac, or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that a Fund's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.


                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any FHLBs and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted.

                  Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

                  CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

COLLATERALIZED DEBT OBLIGATIONS

                  The High Yield Bond Fund may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

                  The Fund also may invest in collateralized loan obligations ("CLOs"), which are trusts typically consisting of loans made to issuers (both U.S. and foreign). A CLO consists of a portfolio of many underlying loans where the cash flows from the securitization are derived from this portfolio of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

INTEREST RATE, TOTAL RETURN AND CREDIT DEFAULT SWAPS


                  The Balanced Allocation Fund and Fixed Income Funds may enter into interest rate swaps for hedging purposes and not for speculation. These Funds also may use total return and credit default swaps. A Fund will typically use interest rate total return and credit default swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

                  The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated, with respect to the Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond and Total Return Advantage Funds, either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's or is otherwise deemed equally creditworthy by the Adviser.

                  A Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

                  If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

ZERO COUPON OBLIGATIONS

                  The Balanced Allocation Fund, Fixed Income Funds and Tax-Free Bond Funds may invest in zero coupon obligations. Each other Fund may also invest in zero coupon obligations for temporary purposes. See "Money Market Instruments" below. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser (or Sub-Adviser) will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

                  The Balanced Allocation, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

                  Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

CERTIFICATES OF PARTICIPATION

                  The Tax-Free Bond Funds may purchase Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The municipal leases underlying the certificates of participation in which the Funds invest will be subject to the same quality rating standards applicable to Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.

                  Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

WHEN-ISSUED SECURITIES

                  Each Fund may purchase  securities  on a  "when-issued"  basis
(i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds do not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that a Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

                  When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

                  When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS

                  Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. Each Fund (other than the Money Market Funds) may hold temporary cash balances pending investment in such instruments or may invest up to 100% of its assets in such instruments for temporary defensive purposes. Each Money Market Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of their total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.

                  Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser (or Sub-Adviser) to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Each Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. A Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser (or Sub-Adviser) believes that the credit risk with respect to the instrument is minimal, except that the International Equity Fund will not be subject to this limitation so long as such investments are otherwise consistent with its investment objective and policies.


GOVERNMENT SECURITIES

                  The  Treasury  Money  Market  Fund may only  invest  in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of FHLBs, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, and Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments." The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market and Government Money Market Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

                  Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

STAND-BY COMMITMENTS

                  The Tax-Free Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, and Tax Exempt Money Market Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by a Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. A Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

EURODOLLAR AND YANKEE OBLIGATIONS


                  Each of the Fixed Income Funds and the Money Market Fund may invest in Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


                  Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

DERIVATIVE INSTRUMENTS

                  Each of the Equity Funds, Balanced Allocation Fund, Fixed Income Funds and Money Market Funds may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent a Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.

TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL SECURITIES


                  The Tax-Free Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund may invest in tax-exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally "Derivative Instruments" above.) The Tax-Free Bond Funds may enter into interest rate swaps for hedging purposes and not for speculation. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index. The Tax-Free Bond Funds may invest in interest rate and bond index futures contracts and options on futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline.

                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by a Fund from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund (other than the Aggressive Allocation and Conservative Allocation Funds) may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their NAV per share based on the amortized cost or penny-rounding method, i.e., money market funds. As described in their Prospectuses and this SAI, the Aggressive Allocation and Conservative Allocation Funds may invest their assets without limitation in Underlying Funds. See "Allegiant Aggressive Allocation Fund and Allegiant Conservative Allocation Fund" above.

                  The Equity Funds, Fixed Income Funds and the Balanced Allocation Fund may invest in SPDRs, iShares Trust ("iShares") and similar index tracking stocks as is consistent with their investment objectives and policies. The SPDR Trust, DIAMONDS Trust and MidCap SPDR Trust are unit investment trusts that hold shares of companies in certain indices and seek to provide investment results that closely track, respectively, the S&P 500 Index, DJIA and S&P MidCap 400 Index. PDR Services LLC is the sponsor of each trust. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. iShares is a family of approximately 90 different exchange-traded index funds that seek to provide investment results that correspond generally to the performance of specified market indices and that are listed on various exchanges. Barclays Global Fund Advisors serves as investment adviser to the iShares Funds. SPDRs, iShares and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely than the SPDRs (which track the S&P 500 Index) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to a Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

                  In addition, to the extent consistent with its policy regarding investments in foreign securities, each of the Equity Funds, Balanced Allocation Fund, and Fixed Income Funds (other than the Government Mortgage
Fund) may purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country, and may also purchase iShares issued by iShares, Inc. and similar securities of other issuers. "Country funds" may be either open-end or closed-end investment companies. In the event substantial market or other disruptions affecting iShares or other country funds should occur, the liquidity and value of a Fund's shares could also be substantially and adversely affected, and the Fund's performance could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares or other country funds as part of its investment strategy.

                  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

                  Each Fund (other than the Aggressive Allocation Fund and Conservative Allocation Fund) currently intends to limit its investments in securities issued by other investment companies (except iShares, SPDRs and the related exchange-traded funds governed by the SEC order referenced below) so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds and other investment companies advised by the Adviser. iShares and SPDRs have each obtained an order from the SEC that permits other SEC registered funds to acquire iShares and SPDRs beyond the limitations set forth in the 1940 Act if certain conditions are met. The Tax-Free Bond Funds and Money Market Funds will not invest in exchange-traded funds beyond the limits permitted by the 1940 Act.

                  Notwithstanding these limitations, the Trust has obtained an order from the SEC that allows each Fund (other than the Money Market Funds) to use their cash balances that have not been invested in portfolio securities and cash collateral from the Funds' securities lending program to purchase shares of one or more money market funds offered by the Trust. If a money market fund offers more than one class of shares, a Fund will only invest in the class with the lowest expense ratio at the time of investment. A Fund will hold shares of the Trust's money market funds only to the extent that the Fund's aggregate investment in the money market funds does not exceed 25% of the Fund's total assets.

MUNICIPAL SECURITIES

                  The Tax-Free Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. Municipal
Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities.

                  Municipal Securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such Municipal Securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such Municipal Securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.

                  There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

                  The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal
Securities  may  be  materially   adversely  affected  by  litigation  or  other
conditions.

                  Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

                  Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

                  The Funds invest in Municipal Securities which at the time of purchase are rated in one of the four highest rating categories by a Rating
Agency for bonds and in one of the two highest rating categories by a Rating Agency for money market securities.

                  Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the Adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in Appendix A.

                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.


                  SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MICHIGAN MUNICIPAL SECURITIES. The following information is drawn from various Michigan governmental publications, particularly the Governor's Executive Budget for Fiscal Year 2006-2007 and from other publicly available sources relating to securities of the State and its political subdivisions. While the Trust has not independently verified such information, it has no reason to believe that it is not correct in all material respects.

         The Michigan economy continues to underperform substantially that of the nation as a whole. The State's dependence on manufacturing, particularly the manufacturing of automobiles and automobile parts, in the context of reduced market share for Michigan-based companies, has led to the loss of approximately 325,000 jobs in the State in the period 2000-2005. This has had a significant adverse impact on the revenue of the State and its political subdivisions. However, as of December 2005, the unemployment rate in Michigan had improved to an estimated 6.8% as compared with the year 2004 rate of 7.1%, marking the first year since 2000 in which the State's unemployment rate declined; further, in calendar 2005, overall personal income in Michigan is estimated to have increased by 3.6% on a year-to-year basis.

         The overall decline in the economy, exacerbated by Michigan's dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-2006. Among other means of supporting expenditures for State programs, the State's Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2005 being $2 million.

                  To the degree that the Michigan Intermediate Municipal Bond Fund contains private activity bonds or other "revenue" securities, the decline in economic conditions, as a separate matter, may adversely affect the capacity of users of the facilities constructed or acquired through the proceeds of such bonds to make periodic payments for the use of those facilities.

                  The Michigan Constitution restricts the extent to which the State may expend in any one year funds in excess of the revenue for that year. In addition, the Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the three prior calendar years whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year State governmental revenues to total calendar year 1977 State personal income (which was 9.49%). The State may raise taxes in excess of the limit for emergencies through action by the Governor and two-thirds of the members of each house of the Legislature.

                  The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall. The State now calculates the required percentage of spending paid to local government units to be 48.97%.


                  The State has issued and has  outstanding  general  obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan Purposes. As of September 30, 2005, the State had approximately $1.6 billion of general obligation bonds outstanding. The State Constitution provides that the State may borrow money and issue its obligations for repayment if such measure is adopted by two-thirds of the members of each house of the Legislature, and approved by a majority of the electorate. However, the State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.


                  The State is party to various legal proceedings seeking damages or injunctive or other relief. Certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances.

                  The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

                  In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994 the State's sales and use tax increased from 4% to 6%, the State's income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property.

                  Other constitutional and statutory provisions implementing Proposal A regulate the ability of local school districts to levy taxes, and limit assessment increases for each parcel of property for all property tax purposes, beginning in 1995. Such increases are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value.


         The net effect of Proposal A has been to shift significant portions of the costs of local school operations from local school districts to the State and to raise additional State revenues to fund those additional State expenses. However, these additional revenues are included within the State's constitutional revenue limitations and thus impact the State's ability to increase revenue for all State purposes. Additional revenue sources and expenditure reductions are the subject of continuing discussion between the Governor and the Legislature at mid-2006.

         SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN OHIO MUNICIPAL SECURITIES. As described above, each of the Allegiant Ohio Intermediate Tax Exempt Bond and Allegiant Ohio Municipal Money Market Funds will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). Each Ohio Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.


         Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


         Much of this information is as of July 24, 2006, particularly debt figures and other statistics.

         Ohio is the seventh most populous state. The Census count for 2000 was 11,353,100, up from 10,847,100 in 1990.


         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and a significant portion of total employment in agribusiness.


         In earlier years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, then through 1998 the annual State rates were below the national rates (4.3% vs. 4.5% in 1998), were again slightly higher in 1999 (4.3% vs. 4.2%) and 2000 (4.0% vs. 4.0%), lower in 2001 (4.4% vs. 4.7%) and in 2002 (5.7% vs. 5.8%) and higher in
2003 (6.2% vs.  6.0%) in 2004 (6.1% vs.  5.5%) and in 2005 (5.9% vs.  5.1%).  In
June 2006, the State unemployment rate was higher than the national rate (5.3% vs. 4.6%). The unemployment rate and its effects vary among geographic areas of the State.


         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is effectively precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods such as the current fiscal biennium. Those procedures include general and selected reductions in appropriations spending.

         Recent biennium ending GRF balances were:

     ------------------------- -------------------------- ------------------------- ----------------------------
                                         CASH                       FUND                 FUND BALANCE LESS
             BIENNIUM                   BALANCE                  BALANCE(A)           DESIGNATED TRANSFERS(B)
     ========================= ========================== ========================= ============================
             1994-95                  $1,312,234,000             $928,019,000                 $70,000,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------
             1996-97                   1,367,750,000              834,933,000                 149,033,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------
             1998-99                   1,512,528,000              976,778,000                 221,519,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------
             2000-01                     817,069,000              219,414,000                 206,310,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------
             2002-03                     396,539,000               52,338,000                  52,338,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------
             2004-05                   1,209,200,000              682,632,000                 127,800,000
     ------------------------- -------------------------- ------------------------- ----------------------------
     ------------------------- -------------------------- ------------------------- ----------------------------

             2005-06                 _____________            _______________           __________________
     ------------------------- -------------------------- ------------------------- ----------------------------


     (a) Reflects the ending cash balance less amounts encumbered to cover financial commitments made prior to the end of the fiscal year.


     (b) Reflects the ending fund balance less amounts designated for transfer to other funds, including the BSF.


         Actions have been and may be taken by the State during less favorable economic periods to ensure resource/expenditure balances (particularly in the GRF), some of which are described below. None of those actions were or are being applied to appropriations or expenditures needed for debt service or lease payments relating to any State obligations.


         The appropriations acts for the 2006-07 biennium include all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Ohio Building Authority and the Treasurer of State, and previously by the Ohio Public Facilities Commission.


         The following is a selective general discussion of State finances, particularly GRF receipts and expenditures, for the recent and the current bienniums.

         1994-95. Expenditures were below those authorized, primarily as the result of lower than expected Medicaid spending, and tax receipts (primarily auto sales and use) were significantly above estimates. Transfers from the biennium-ending GRF fund balance included $535,200,000 to the BSF and $322,800,000 to other funds, including a family services stabilization fund in anticipation of possible federal programs changes.

         1996-97. From a higher than forecasted mid-biennium GRF fund balance, $100,000,000 was transferred for elementary and secondary school computer network purposes and $30,000,000 to a new State transportation infrastructure fund. Approximately $400,800,000 served as a basis for temporary 1996 personal income tax reductions aggregating that amount. Of the GRF biennium-ending fund balance, $250,000,000 was directed to school buildings, $94,400,000 to the school computer network, $44,200,000 to school textbooks and instructional materials and a distance learning program, $34,400,000 to the BSF, and $262,900,000 to the State Income Tax Reduction Fund (ITRF).

         1998-99. GRF appropriations of approximately $36 billion provided for significant increases in funding for primary and secondary education. Of the first Fiscal Year (ended on June 30, 1998) ending fund balance of over $1.08 billion, approximately $701,400,000 was transferred to the ITRF, $200,000,000 into public school assistance programs, and $44,184,200 into the BSF. Of the GRF biennium-ending fund balance, $325,700,000 was transferred to school building assistance, $293,185,000 to the ITRF, $85,400,000 to SchoolNet (a program to supply computers for classrooms), $4,600,000 to interactive video distance learning, and $46,374,000 to the BSF.

         2000-01. The State's financial situation varied substantially in the 2000-01 biennium. The first Fiscal Year of the biennium ended with a GRF cash balance of $1,506,211,000 and a fund balance of $855,845,000. A transfer of $49,200,000 from that balance increased the BSF to $1,002,491,000 (or 5% of GRF revenue for the preceding Fiscal Year). An additional $610,400,000 was transferred to the ITRF.

         In the middle of the second year of the biennium, the State enacted supplemental appropriations of $645,300,000 to address shortfalls in its Medicaid and disability assistance programs. The State's share of this additional funding was $247,600,000, with $125,000,000 coming from Fiscal Year 2001 GRF spending reductions and the remainder from available GRF moneys. The reductions were implemented by OBM prior to March 1, 2001 applying a 1 to 2% cut to most State departments and agencies. Expressly excluded from the reductions were debt service and lease rental payments relating to State obligations, and elementary and secondary education.

         In March 2001, new lowered revenue estimates for Fiscal Year 2001 and for Fiscal Years 2002 and 2003 were announced. Based on indications that the Ohio economy continued to be affected by the national economic downturn, GRF revenue estimates for Fiscal Year 2001 were reduced by $288,000,000. In addition, OBM projected higher than previously anticipated Medicaid expenditures. Among the more significant steps taken to ensure the positive GRF ending fund balance at June 30, 2001 were further spending reductions (with the same exceptions noted above for debt service and education) and authorization to transfer from the BSF to the GRF amounts necessary to ensure an ending GRF fund balance of $188,200,000. The State ended Fiscal Year 2001 with a GRF fund balance of $219,414,000, making that transfer unnecessary.


         2002-03. Ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years 2002-03, primarily as a result of continuing weak economic conditions. Budgetary pressures during this period were primarily due to continuing lower than previously anticipated levels of receipts from certain major revenue sources.

         Consideration came in four general time frames - the June 2001 biennial appropriation act, late fall/early winter 2001, late spring and summer 2002, and late winter/spring 2003. Significant remedial steps included authorization to draw down and use the entire BSF balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.

         The biennial GRF appropriations act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major State taxes. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

         That original appropriations act also provided for the following uses of certain reserves, aimed at achieving Fiscal Year and biennium ending positive GRF fund balances, based on then current estimates and projections:

         o Transfer of up to $150,000,000 from the BSF to the GRF for increased Medicaid costs.

         o An additional $10,000,000 transfer from the BSF to an emergency purposes fund.

         o Transfer to the GRF in Fiscal Year 2002 of the entire $100,000,000 balance in the Family Services Stabilization Fund.


         The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October 2001 OBM lowered its GRF revenue estimates. Based on reduced revenue collections, particularly personal income and sales and use taxes, OBM then projected GRF revenue shortfalls of $709,000,000 for Fiscal Year 2002 and $763,000,000 for Fiscal Year 2003. Executive and legislative actions taken to address those shortfalls included:



         o Spending reductions and limits on hiring and major purchases. Governor ordered spending reductions were at the annual rate of 6% for most State agencies, with lesser reductions were for correctional and other institutional agencies, and with exemptions for debt service related payments, primary and secondary education and the adjutant general.

         o December 2001 legislation, the more significant aspects of which included:


            o Authorizing transfer of up to $248,000,000 from the BSF to the GRF during the current biennium. This was in addition to the $160,000,000 in transfers from the BSF provided for in the original appropriations act (and would reduce the BSF balance to approximately $607,000,000).

            o Reallocating to the GRF a $260,000,000 portion of tobacco settlement receipts in Fiscal Years 2002 and 2003, intended to be replenished from settlement receipts in Fiscal Years 2013-14.


            o   Authorizing Ohio's  participation in a multi-state lottery game,
                estimated  to  generate   approximately   $40,000,000   annually
                beginning in Fiscal Year 2003.

         Continuing weak economic conditions, among other factors, then led OBM in the spring of 2002 to project a higher than previously estimated GRF revenue shortfall. Among areas of continuing concern were lower than anticipated levels of receipts from personal income and corporate franchise taxes. These additional GRF estimated shortfalls were approximately $763,000,000 in Fiscal Year 2002 and $1.15 billion in Fiscal Year 2003. Further executive and legislative actions were taken for Fiscal Year 2002 to ensure a positive GRF fund balance for Fiscal Year 2002 and the biennium. In addition to further appropriation reductions for certain departments and other management steps, those actions included legislation providing for among other things:



         o Authorization of additional transfers to the GRF of the then remaining BSF balance ($607,000,000) as needed in Fiscal Years 2002 and 2003, and of $50,800,000 of unclaimed funds.

         o $50,000,000 reduction in the Fiscal Year 2002 ending GRF balance (to $100,000,000 from its previously budgeted level of $150,000,000).

         o Increased cigarette tax by 31(cent) per pack (to a total 55(cent) a pack), estimated by OBM to produce approximately $283,000,000 in Fiscal Year 2003.

         o Transfers to the GRF of $345,000,000 from tobacco settlement moneys received in Fiscal Years 2002 and 2003 previously earmarked for construction of elementary and secondary school facilities, with moneys for that purpose replaced by $345,000,000 in additionally authorized general obligation bonds.

         o Extension of the State income tax to Ohio-based trusts and exemption of certain Ohio business taxes from recent federal tax law economic stimulus changes by "decoupling" certain State statutes from federal tax law changes affecting business equipment depreciation schedules. The combination produced approximately $283,000,000 in Fiscal Year 2003.


         Fiscal  Year 2002 ended with  positive  GRF  balances  of  $108,306,000
(fund) and $619,217,000 (cash). This was accomplished by the remedial steps described above, including significant transfers from the BSF ($534,300,000) and from tobacco settlement moneys ($289,600,000). The Fiscal Year 2002 ending BSF balance was $427,904,000, with that entire balance appropriated for GRF use if needed in Fiscal Year 2003.

         On July 1, 2002, the Governor issued an executive order directing a total of approximately $375,000,000 in GRF spending cutbacks for Fiscal Year
2003 (based on prior appropriations) by agencies and departments in his administration, as well as limitations on hiring, travel and major purchases. This cutback order reflected prior budget balancing discussions between the Governor and General Assembly and reflected annual cutbacks ranging generally from 7.5% to 15%. Excluded from those cutbacks were elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general. Also expressly excluded were debt service and lease rental payments relating to State obligations, and ad valorem property tax relief payments (made to local taxing entities).

         Based on continuing reduced revenue collections (particularly, personal income taxes and sales tax receipts for the holidays) and projected additional Medicaid spending, OBM in late January 2003 announced an additional GRF shortfall of $720,000,000 for Fiscal Year 2003. The Governor ordered immediate additional reductions in appropriations spending intended to generate an estimated $121,600,000 of GRF savings through the end of the Fiscal Year (expressly excepted were appropriations for or relating to debt service on State obligations).

         The Governor also proposed for the General Assembly's enactment by March 1, 2003, the following additional revenue enhancements, transfers and expenditure reductions for Fiscal Year 2003 to achieve a positive GRF fund balance at June 30, 2003 as then estimated by OBM:


         o A 2.5% reduction in local government fund distributions to most subdivisions and local libraries, producing an estimated $30,000,000 savings. This reduction is in addition to the prior local government fund distribution adjustments noted below.

         o Transfers to the GRF from unclaimed funds ($35,000,000) and various rotary funds ($21,400,000).

         o A one-month acceleration in sales tax collections by vendors filing electronically, to produce $286,000,000.

         o An additional increase in the cigarette tax of 45 cents per pack (to a total of $1.00 a pack), to produce approximately $140,000,000.

         o A doubling of the current taxes on spirituous liquor and beer and wine, to net an additional $18,700,000.

         The General Assembly gave its final approval on February 25, 2003 to legislation authorizing the first three elements of the Governor's proposal, but that legislation did not include the proposed additional taxes on cigarettes and spirituous liquor and beer and wine.

         To offset the General Assembly's enactment of legislation that did not include the proposed additional taxes on cigarettes and liquor, beer and wine, the Governor on March 25 ordered additional reductions in GRF appropriations spending aggregating $142.5 million for the balance of Fiscal Year 2003. Included were reductions (generally at an annualized rate of 2.5%) of $90.6 million in State foundation and parity aid to school districts and an additional $9.3 million in Department of Education administration spending, $39.2 million in instructional support to higher education institutions, and other selected reductions totaling $3.4 million. The Governor also identified approximately $20 million in excess food stamp administration funds available to offset the need for further expenditure reductions. Expressly excepted from those reductions were appropriations for or relating to debt service on State obligations.

         Based on the Administration's continuing monitoring of revenues, and as an anticipated step in the then ongoing 2004-05 biennial budget and appropriations process, OBM reported revised revenue estimates to the General Assembly on June 11, 2003. Those estimates revised Fiscal Year 2003 revenues downward by an additional $200,000,000 from OBM's January 2003 adjusted baseline, based primarily on updated income and sales tax receipts through May
31. The Governor and OBM addressed this additional Fiscal Year 2003 revenue shortfall through additional expenditure controls and by drawing upon $193,030,000 of federal block grant aid made available to the State prior to June 30 under a federal law effective on May 28, 2003.

         The State ended the 2002-03 biennium with a GRF fund and cash balances of $52,338,000 and $396,539,000, respectively, and a balance in the BSF of $180,705,000.

         Additional appropriations actions during the 2002-2003 biennium, affecting most subdivisions and local libraries in the State, relate to the various local government assistance funds. The original appropriations act capped the amount to be distributed in Fiscal Years 2002 and 2003 to essentially the equivalent monthly payment amounts in Fiscal Years 2000 and 2001. Subsequent legislation amended the level to the lesser of those prior Fiscal Year amounts or the amount that would have been distributed under the standard formula.

         2004-05. The GRF appropriations act for the 2004-05 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor in June 2003. The Act provided for total GRF biennial revenue of approximately $48.95 billion and total GRF biennial expenditures of approximately $48.79 billion. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease-rental payments related to State obligations.

         Among other expenditure controls, the Act included Medicaid cost containment measures including pharmacy cost management initiatives, limited expenditure growth for institutional services and implementation of managed care for higher-cost populations; continued phase-out of certain tangible personal property tax relief payments to local governments; the closing by consolidation of three institutional facilities during the biennium; adjustments in eligibility guidelines for subsidized child care from 185% to 150% of the federal poverty level and freezing certain reimbursement rates; no compensation increases for most State employees in Fiscal Year 2004 and limited one-time increases in Fiscal Year 2005; and continued limitation on local government assistance fund distributions to most subdivisions and local libraries to the lesser of the equivalent monthly payments in Fiscal Year 2003 or the amount that would have been distributed under the standard formula.

         The GRF expenditure authorizations for the 2004-05 biennium reflected and were supported by revenue enhancement actions contained in the Act including:

         o A one-cent increase in the State sales tax (to six percent) for the biennium (expiring June 30, 2005), projected to generate approximately $1.25 billion in each Fiscal Year.

         o Expansion of the sales tax base to include dry-cleaning/laundry services, towing, personal care and other services, and satellite television, projected in the aggregate to produce approximately
              $69,000,000 annually. (The inclusion of satellite television in the sales tax base, projected to produce approximately $21,000,000 annually, is subject to an ongoing legal challenge.)

         o Moving local telephone companies from the public utility tax base to the corporate franchise and sales tax, projected to produce approximately $29,000,000 annually.

         o Elimination of the sales tax exemption for WATS and 800 telecom services coupled with the enactment of a more limited exemption for call centers, projected to produce approximately $64,000,000 annually.

         o Adjustments in the corporate franchise tax through the adoption of the Uniform Division of Income for Tax Purposes Act (UDITPA) for apportionment of business income among states, and an increase in the corporate alternative minimum tax, projected in the aggregate to produce approximately $35,000,000 annually.

         The Act also authorized and OBM on June 30, 2004 transferred $234,700,000 of proceeds received from the national tobacco settlement into the GRF. In addition, the Act authorized the draw down during the biennium of federal block grant and Medicaid assistance aid made available to the State under a federal law effective May 28, 2003. OBM drew down $211,600,000 and $316,800,000 of those federal monies in Fiscal Years 2004 and 2005, respectively.

         Based on regular monitoring of revenues and expenditures, OBM in March 2004 announced revised GRF revenue projections for Fiscal Years 2004 and 2005 based primarily on reduced revenue collections from personal income taxes. In response to OBM reducing its GRF revenue projection by $247,100,000 (1.02%) for Fiscal Year 2004 and by $372,700,000 (1.48%) for Fiscal Year 2005, the Governor ordered Fiscal Year 2004 expenditure reductions of approximately $100,000,000. On July 1, the Governor ordered additional Fiscal Year 2005 expenditure cuts of approximately $118,000,000 and a reduction of $50,000,000 in State spending on Medicaid reflecting an increased Federal share of certain Medicaid services. Expressly excluded from those reductions were debt service and lease rental payments relating to State obligations, State basic aid to elementary and secondary education, instructional subsidies and scholarships for public higher education, in-home care for seniors and certain job creation programs. The balance of those revenue reductions were offset by GRF expenditure lapses and, for Fiscal Year 2005, elimination of an anticipated $100,000,000 year-end transfer to the BSF while maintaining a one-half percent year-end GRF fund balance.

         The State ended Fiscal Year 2004 with a GRF fund balance of $157,509,000. Improving economic conditions had a positive effect on revenue in Fiscal Year 2005. With GRF revenue receipts modestly outperforming estimates for much of the Fiscal Year, OBM in June 2005 increased its GRF revenue estimates by $470,700,000. Final Fiscal Year 2005 GRF revenue came in $67,400,000 above that revised estimate. With Fiscal Year 2005 spending close to original estimates, the State made the following Fiscal Year-end allocations and transfers:
$60,000,000 to address a prior-year liability in the Temporary Assistance to Needy Families program; $40,000,000 to a disaster services contingency fund; $50,000,000 to the State's share of the school facilities construction program; and $394,200,000 to the BSF. After these and certain smaller transfers, the State ended Fiscal Year 2005 and the biennium with a GRF fund balance of $127,800,000 and a BSF balance of 574,205,000.


         CURRENT BIENNIUM. Consistent with State law, the Governor's Executive Budget for the 2006-07 biennium was released in February 2005 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the 2006-07 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2005. That Act provides for total GRF biennial revenue of approximately $51.5 billion (a 3.8% increase over the 2004-05 biennial revenue) and total GRF biennial appropriations of approximately $51.3 billion (a 5.0% increase over the 2004-05 biennial expenditures). Spending increases for major program categories over the 2004-05 actual expenditures are:
5.8% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 3.4% for higher education; 4.2% for elementary and secondary education; 5.5% for corrections and youth services; and 4.8% for mental health and mental retardation. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.


         The GRF expenditure authorizations for the 2006-07 biennium reflect and are supported by a significant restructuring of major State taxes, including:

         o A 21% reduction in State personal income tax rates phased in at 4.2% per year over the 2005 through 2009 tax years.

         o Phased elimination of the State corporate franchise tax at a rate of approximately 20% per year over the 2006 through 2010 tax years (except for its continuing application to financial institutions and certain affiliates of insurance companies and financial institutions).


         o Implementation of a new commercial activity tax (CAT) on gross receipts from doing business in Ohio that is being phased in over the 2006 through 2010 tax years. When fully phased in, the CAT will be levied at a rate of 0.26% on gross receipts in excess of $1,000,000. (The inclusion of wholesale and retail food sales for off-premise consumption, projected to produce approximately $140,000,000 annually once the CAT is fully phased in, is subject to a legal challenge).


         o A 5.5% State sales and use tax (decreased from the 6.0% rate for the 2004-05 biennium).

         o An increase in the cigarette tax from $0.55 per pack (of 20 cigarettes) to $1.25 per pack.


         OBM continually monitors and analyzes revenues and expenditures and prepares a financial report summarizing its analyses at the end of each month. The most recent Monthly Financial Reports are accessible via OBM's home page on the Internet at http://www.obm.ohio.gov/finrep, and copies are available upon request to OBM.

         The State ended Fiscal Year 2006 with a GRF cash balance of $1,528,812,000 and a GRF fund balance of $1,025,967,000. Of that ending GFR fund balance, the State carried forward $631,933,000 to cover the variance of FY07 GFR appropriations over estimated revenue, to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates, and to maintain 0.5% of FY07 GFR revenue as an ending fund balance. The remaining $394,034,000 was deposited into the BSF increasing its balance to $1,010,689,000 (which includes $40,045,000 in receipts collected from a broad tax amnesty initiative and deposited in June 2006).

         Litigation is pending in the Cuyahoga County Court of Appeals relating to the transfer to the GRF and use in Fiscal Year 2002 for general State purposes of $60,000,000 in earned federal reimbursement on Title XX (Social Services Block Grant) expenditures. Plaintiff Cuyahoga County filed an action contesting this transfer and use of those monies for general State purposes, and the trial court ordered the State to return the monies to its Department of Job and Family Services. The State appealed the trial court's decision and order. In June 2005, the Court of Appeals upheld the trial court's decision. The State has appealed the Court of Appeals decision to the Ohio Supreme Court and that appeal is currently pending.


         The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that "Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state."


         By 18 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation (GO) debt and the pledge of taxes or excises to its payment. All related to the financing of capital facilities, except for three that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation research and development and site development. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State's motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

         A 1999 constitutional amendment provides an annual debt service "cap" applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, and except for the additional $650,000,000 of general obligation debt approved by the voters at the November 8, 2005 election for research and development of sites and facilities, new bonds may not be issued if future Fiscal Year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the Fiscal Year of issuance. Those direct obligations of the State include, for example, special obligation bonds that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts. Pursuant to the amendment and implementing legislation, the Governor has designated the OBM Director as the State official to make the 5% determinations and certifications. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General Assembly and may be changed by future constitutional amendments.

         In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by issuing bonds and entering into agreements that call for debt service payments to be made from federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly. The highest annual State payment under those agreements in the current or any future fiscal year is $74,675,023 Fiscal Year 2007. In the event of any insufficiency in the anticipated federal allocations to make payments on State bonds, the payments are to be made from any lawfully available moneys appropriated to ODOT for the purpose.

         State agencies also have participated in equipment, building and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years. Certificates of Participation
(COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State's anticipated payments The maximum annual payment under those agreements, primarily made from GRF appropriations, is $11,718,700 in Fiscal Year 2017. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The OBM Director's approval of such agreements is required if COPs are to be publicly-offered in connection with those agreements.

         A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from liquor sales. The General Assembly has authorized the issuance of these obligations with a general maximum of $500,000,000 to be outstanding at any one time. The aggregate amount from the liquor profits to be used in any Fiscal Year in connection with these bonds may not exceed $45,000,000. The total of unpaid guaranteed loan amounts and unpaid principal of direct loans may not exceed $800,000,000. Pursuant to a 2000 constitutional amendment, the State has issued $100,000,000 of bonds for revitalization purposes that are also payable from State liquor profits. The maximum annual debt service on all state bonds payable from State liquor profits is $39,573,576 in Fiscal Year 2008.


         Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute "debt" under the constitutional provisions described above. The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

         Litigation was commenced in the Ohio courts in 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools". On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the State did not comply with that requirement, even after again noting and crediting significant State steps in recent years.

         In its prior decisions, the Ohio Supreme Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

         With particular respect to funding sources, the Court concluded in 1997 and 2000 decisions that property taxes no longer may be the primary means of school funding in Ohio.


         On March 4, 2003, the plaintiffs filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the State petitioned the Ohio Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Ohio Supreme Court for guidance as to the proper course to follow. On May 16, 2003, the Ohio Supreme Court granted that writ and ordered the dismissal of the motion before the trial court. On October 20, 2003 the United States Supreme Court declined to accept the plaintiff's subsequent petition requesting further review of the case.


         The General Assembly has taken several steps, including significantly increasing State funding for public schools. In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of State general obligation debt for school buildings and for higher education facilities. December 2000 legislation addressed certain mandated programs and reserves, characterized by the plaintiffs and the Court as "unfunded mandates."

         Under the current financial structure, Ohio's 613 public school districts and 49 joint vocational school districts receive a major portion (but less than 50%) of their operating moneys from State subsidy appropriations (the primary portion of which is known as the Foundation Program) distributed in accordance with statutory formulae that take into account both local needs and local taxing capacity. The Foundation Program amounts have steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

         School districts also rely upon receipts from locally voted taxes. In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise result from increased assessed valuations, some school districts have expressed varying degrees of difficulty in meeting mandated and discretionary increased costs. Local electorates have largely determined the total moneys available for their schools. Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements.

         The State's present school subsidy formulas are structured to encourage both program quality and local taxing effort. Until the late 1970's, although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property tax levies, adjustments in program offerings, or other measures. For more than 20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which in any case are prohibited by current law.

         To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates (and effective July 1, 2005, municipal income taxes that may be shared with school districts). Many districts have submitted the question, and income taxes are currently approved in 145 districts.

         Original State basic aid appropriations for the 1992-93 biennium of $9.5 billion provided for 1.5% and 4.8% increases in the two Fiscal Years of the biennium over appropriations in the preceding biennium which were subject to State spending reductions for Fiscal Year 1992 of 2.5% of annual Foundation Program appropriations. There were no reductions for the 172 districts with the lowest per pupil tax valuations, and the reductions were in varying amounts with varying effects for the other districts. Foundation payments were excluded from the then Governor's spending reduction order for Fiscal Year 1993.

         Biennial school funding State appropriations from the GRF and Lottery Profits Education Fund (but excluding federal and other special revenue funds) for recent biennia were:

         o 1994-95 - $8.9 billion provided for 2.4% and 4.6% increases, respectively, in State aid in the biennium's two Fiscal Years.

         o 1996-97 - $10.1 billion representing a 13.6% increase over the preceding biennium total.

         o    1998-99 - $11.6 billion (18.3% over the previous biennium).

         o    2000-01 - $13.3 billion (15% over the previous biennium).

         o 2002-03 - $15.2 billion (17% over the previous biennium before the expenditure reductions).

         o 2004-05 - $15.7 billion (3.3% over the previous biennium before the expenditure reductions).

         State appropriations for the purpose made for the 2006-07 biennium are $16.3 billion (3.8% over the previous biennium), representing an increase of 2.0% in Fiscal Year 2006 over 2005 and 1.4% in Fiscal Year 2007 over 2006.


         Those total State 2006-07 biennial appropriations exclude non-GRF and federal appropriations, but include appropriations from the GRF and the lottery profits education fund (LPEF). The amount of lottery profits transferred to the LPEF totaled, $671,352,000 in Fiscal Year 2003, and $648,106,000 in Fiscal Year 2004 and $645,137,000 in Fiscal Year 2005, and $646,276,000 in Fiscal Year 2006
(which excludes $5,820,000 transferred to the Deferred Prize Trust Fund). Ohio's participation in the multi-state lottery commenced in May 2002. A constitutional provision requires that net lottery profits be paid into LPEF to be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on general obligation bonds to finance common school facilities.


         In response to the 1997 Ohio Supreme Court decision holding certain provisions for local school district borrowing unconstitutional, the General Assembly created the school district solvency assistance program. Beginning in Fiscal Year 1999, local school districts in fiscal emergency status as certified by the Auditor of State could apply for an advancement of future year Foundation Program distributions. The amount advanced was then deducted, interest free, from the district's foundation payments over the following two-year period. Six school districts received a total of approximately $12,100,000 in solvency assistance advancements during Fiscal Year 1999, with another six districts receiving a total of approximately $8,657,000 in Fiscal Year 2000. This solvency assistance program was held to be not in compliance with the Constitution by the Supreme Court. In Fiscal Year 2001 four districts received approximately $3,800,000 under a restructured solvency assistance program. The program was further modified in December 2000 to allow districts that experience an unforeseen catastrophic event to apply for a grant. In Fiscal Year 2002, three districts received catastrophic grants totaling $2,569,970 and one district received a solvency advance in the amount of $421,000. In Fiscal Year 2003, three districts received solvency advances in the amount of $8,742,000 and no districts received catastrophic grants.


         Legislation was enacted in 1996 to address school districts in financial straits. It is similar to that for municipal "fiscal emergencies" and "fiscal watch", but is particularly tailored to certain school districts and their then existing or potential fiscal problems. There are currently eight school districts in fiscal emergency status and eighteen in fiscal watch status. New legislation has created a third, more preliminary, category of "fiscal caution." A current listing of school districts in each status is on the Internet at http://www.auditor.state.oh.us.


         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations. With other subdivisions, they also receive local government support and property tax relief moneys from State resources.


         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Fourteen municipalities and two townships are in "fiscal emergency" status and six municipalities in preliminary "fiscal watch" status.


         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and local taxing districts. The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation -- commonly referred to in the context of Ohio local government finance as the "ten-mill limitation."


SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA MUNICIPAL SECURITIES. The following information is a brief summary of factors affecting the economies and financial strengths of the Commonwealth of Pennsylvania, its municipalities and its political subdivisions and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the Commonwealth of Pennsylvania that were available prior to the date of this SAI, the latest of which is dated May 23, 2006. The accuracy and completeness of the information contained in such offering statements have not been independently verified.

                  The ability of the issuers of Pennsylvania Municipal Securities to pay the principal and interest on their obligations may be impacted by a variety of factors relating to the economy of Pennsylvania and to the fiscal stability of issuers of Pennsylvania Municipal Securities. The latter may include such matters as the ability of issuers to raise sufficient tax and other revenues to meet their needs, the availability of aid from other governmental bodies, and the burdens that may be imposed on issuers by law or necessity. To the extent that the Fund invests in obligations that are not general obligations of their issuers, payments of principal and interest will depend on all factors affecting the revenue sources from which payments thereon are to be derived. The value of the obligations held by the Fund would be adversely affected not only by any actual inability of their issuers to pay the principal and interest thereon, but also by a public perception that such ability is in doubt. In addition, the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no responsibility on the part of the Commonwealth of Pennsylvania to make payments on such local obligations.

                  GENERAL ECONOMIC CONDITIONS. The Commonwealth maintains a Budget Stabilization Reserve Fund (the "Reserve Fund"), the purpose of which is to insure the availability of funds to alleviate emergencies threatening the health, safety or welfare of the Commonwealth's citizens and to offset revenue shortfalls resulting from economic downturns. Income to the Reserve Fund is provided by mandatory transfers of legislatively determined percentages of unappropriated budget surpluses at the close of each fiscal year. At the end of the 2005 fiscal year, the Commonwealth's unappropriated surplus balance was $429.2 million, resulting in a transfer to the Reserve Fund of $64.4 million. The Reserve Fund balance as of May 23, 2006 was $331.6 million and is expected to increase to at least $400 million by the end of the 2006 fiscal year as a result of revenues that are currently in excess of estimates.

                  The Commonwealth's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities and could adversely affect the market value of the Fund.

                  INDEBTEDNESS. As of June 30, 2005, the Commonwealth's net outstanding general obligation debt totaled approximately $6.75 billion. Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA by S&P, Aa2 by Moody's and AA by Fitch Ratings and Philadelphia's and Pittsburgh's general obligation bonds are currently rated BBB and BBB- respectively, by S&P, Baa1 and Baa3, respectively, by Moody's and BBB+ and BBB, respectively by Fitch Ratings.

                  The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist the City of Philadelphia in remedying its fiscal emergencies. PICA has issued specialty revenue bonds on behalf of the City of Philadelphia to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA also makes factual findings and recommendations to the City concerning its budgetary and fiscal affairs. The City is currently operating under a five year plan approved by PICA on July 21, 2005. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's authority to issue bonds to finance cash flow deficits expired on December 31, 1995, but its authority to refund existing debt will not expire. PICA had approximately $723.6 million in specialty revenue bonds outstanding as of June 30, 2005. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

                  Certain other local government authorities and Commonwealth agencies and authorities also issue debt obligations for which the Commonwealth has no liability. The debt of these issuers is funded by assets of, or revenues derived from, the various projects financed or the particular issuer.

                  PENDING LITIGATION. Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including, as of May 23, 2006, suits relating to the following matters:

                  (i) In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,150 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal year 2006 is $20.0 million.

                  (ii) In 1987, the Pennsylvania Supreme Court held the statutory scheme for county funding of the judicial system to be in conflict with the Pennsylvania Constitution, but it stayed its judgment to permit enactment by the legislature of funding legislation consistent with the opinion. The Court appointed a special master to submit a plan for implementation, and the special master recommended a four-phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. Phase 1, involving the transfer of approximately 165 county-level court administrators, was implemented in legislation enacted in 1999. The remainder of the recommendation for later phases remains pending before the Supreme Court of Pennsylvania.

                  (iii) Unisys Corporation has challenged the three-factor apportionment formula used for the apportionment of capital stock value in the Pennsylvania franchise tax. In a decision issued in March 1999, the Commonwealth Court held for the taxpayer on statutory grounds, but denied its constitutional claims. Both the Commonwealth and the taxpayer appealed to the Pennsylvania Supreme Court, which held oral argument in December 2000. On October 25, 2002, the court issued a decision reversing the holding of the Commonwealth Court and upholding the Commonwealth's statutory appointment formula. Unisys filed a petition for certiorari to the U.S. Supreme Court, which was denied. This decision has very limited applicability to the numerous cases pending which raise the identical issue and which collectively involve undetermined but significant dollars.

                  (iv) Twenty or more insurance  companies  have  challenged the
Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982. The Act establishes a funding mechanism to fulfill defaulted obligations under life and health insurance policies and annuity contracts to insured Pennsylvania residents. Insurance companies are assessed to provide the funds due to Pennsylvania residents insured from other insurance companies that have become insolvent or are otherwise in default. A provision in the Act allows the assessed insurance companies to claim a credit for these assessments against their Pennsylvania gross premium tax liability. Life and health insurance premiums have always been subject to the premium tax and there is no dispute that companies may claim credit for life and health assessments. Annuity considerations, however, were taxed for approximately a three-year period, 1992-1995. Some annuity considerations were subject to tax, others were not. The Department of Revenue ultimately decided to allow credits for assessments paid on taxable annuity considerations, but not for assessments paid on non-taxable annuities. The insurance companies want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward. The case was argued before the Commonwealth Court EN BANC on December 14, 2005. On January 26, 2006, the EN BANC Court issued a conflicted decision in which the majority ruled for both parties. Exceptions will be filed by both parties and it is likely this case will not be finally resolved until another round before the EN BANC Commonwealth Court and then appeal to the Pennsylvania Supreme Court. It is impossible to predict the outcome. If taxpayers prevail on all issues, estimated refunds would total about $150 million.

                  (v) Duquesne Light Company has filed several appeals involving various years and challenges to the capital stock tax, corporate net income tax and gross receipts tax. The parties have reached a tentative agreement to settle all issues for the tax years in court except for certain issues involving the taxability of receipts from the competitive transition charges for gross receipts tax, franchise tax and corporate net income tax. A settlement memorandum is expected to be prepared in the near future. The parties will then proceed to litigate the issue of whether receipts from competitive transition charges (stranded costs) are subject to capital stock tax, corporate net income tax and gross receipts tax. There is more than $100 million in disputed tax.


OTHER TAX-EXEMPT INSTRUMENTS

                  Investments by the Tax-Free Bond Funds, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

PORTFOLIO TURNOVER

                  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions.


                  The International Equity, Large Cap Core Equity, Large Cap Growth, Multi-Factor Mid Cap Growth, Multi-Factor Small Cap Value, Small Cap
Growth, Balanced Allocation, Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds utilize an active trading approach, which results in frequent purchases and sales of portfolio securities. Consequently, the portfolio turnover rates for these Funds during the last two fiscal years have been high. High portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and higher expenses and other transaction costs, which are ultimately borne by a Fund's shareholders. The High Yield Bond Fund had not commenced operations as of the date of this SAI and, consequently, has no portfolio turnover history.


                             INVESTMENT LIMITATIONS

                  Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

                  No Fund may:


                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                      (a) there is no  limitation  with  respect to  obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                      (b) wholly-owned  finance  companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                      (c) utilities will be divided according to their services,
                  for  example,   gas,  gas  transmission,   electric  and  gas,
                  electric, and telephone will each be considered a separate industry;

                      (d) personal credit and business credit businesses will be considered separate industries.

                  2. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.


                  5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

                  6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                           Each of the Equity Funds, the Fixed Income Funds, the Balanced Allocation Fund and the Intermediate Tax Exempt Bond Fund may not:

                  7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the International Equity Fund, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

                  Investment limitation No. 7 above does not apply to the Money Market Funds which are instead subject to the portfolio diversification requirements imposed by Rule 2a-7 under the 1940 Act.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  In   addition,   the  Funds  are  subject  to  the   following
         non-fundamental limitations, which may be changed without the vote of shareholders:

                  No Fund may:


                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC), except that each of the Aggressive Allocation and Conservative Allocation Funds, in operating as funds of funds, as permitted by the 1940 Act, may invest its total assets in securities of investment companies in the Allegiant group of investment companies.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short), and (d) the S&P 500 Index Fund can otherwise engage in short sales that are covered in accordance with the guidelines of the SEC and its staff.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% (10% in the case of the Money Market Funds) of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectuses or SAI are not deemed to be pledged for purposes of this limitation.


                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to each Fund's investments in other investment companies. With respect to investment limitation No. 3(c) and (d), see "Short Sales" above.


                  The Funds do not intend to acquire securities issued by the Adviser, Distributor (as defined in "Additional Purchase and Redemption Information" below) or their affiliates.


                                 NET ASSET VALUE

VALUATION OF THE MONEY MARKET FUNDS

                  The Trust uses the amortized cost method to value shares in the Money Market Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

                  Each Money Market Fund invests only in high quality short-term
instruments  and  maintains  a  dollar-weighted   average   portfolio   maturity
appropriate to its objective of maintaining a stable NAV per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a NAV per share determined by using available market quotations.

VALUATION OF DEBT SECURITIES

                  Assets of the Funds (other than the Money Market Funds) invested in debt securities are valued by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF EQUITY SECURITIES

                  In determining market value for equity securities, the assets of the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF FOREIGN SECURITIES

                  Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges.

                  A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation.

                  Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund's NAV is not calculated. In such cases, the NAV of a Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

VALUATION OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS AND SHARES OF OTHER MUTUAL FUNDS

                  Investments by any Fund in any mutual fund (including investments in Underlying Allegiant Funds by the Aggressive Allocation Fund and Conservative Allocation Fund) are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

OTHER

                  Securities  for  which  market   quotations  are  not  readily
available are valued at fair value using methods determined by or under the supervision of the Board of Trustees. A Fund may also use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by a Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The Service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate the NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

                  An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                  Shares in the Funds are sold on a continuous basis by Professional Funds Distributor, LLC (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at Allegiant Funds, c/o PFPC Inc., P.O. Box 9795, Providence, RI 02940-9795. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.


                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  Payment for shares of a Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

                  The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

                  The applicable Prospectuses describe the risks to the Fund of excessive trading in Fund shares (sometimes referred to as market timing) and the Fund's procedures to limit this activity. These risks include possible dilution in the value of Fund shares held by long-term shareholders and the risk of time-zone arbitrage for Funds that invest in securities that trade on foreign markets. Time-zone arbitrage might work as follows: A market timer may purchase shares of a Fund that invests in overseas markets based on events occurring after foreign market closing prices are established, but before the Fund's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market timer would redeem the Fund's shares the next day when the Fund's share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Fund shareholders. The Funds do not have any arrangements with any person or group of individuals to permit frequent purchases and redemptions of Fund shares.

                  As described in the applicable Prospectuses, Class I Shares of the Funds are sold to financial institutions investing for their own or their customers' accounts at their NAV without a sales charge. Class A Shares of the non-money market funds are sold to individuals, corporate investors and retirement plans at the public offering price based on a Fund's NAV plus a front-end load or sales charge as described in the Prospectuses for Class A and Class C Shares. Effective May 31, 2006, Class B Shares of the Funds are no longer offered, except in connection with dividend reinvestment and permitted exchanges of Class B Shares. Existing Class B shareholders may continue to hold their Class B shares, reinvest dividends into Class B Shares of the Fund and exchange their Class B Shares for Class B Shares of another Fund (as permitted by the current exchange privilege rules described in the applicable prospectus). As of May 31, 2006, no new or subsequent investments, including through the Funds' Planned Investment Program, will be allowed in Class B Shares of any Fund, except through a dividend reinvestment or permitted exchange. All Class B Share attributes, including associated contingent deferred sales charge schedules, conversion features and distribution and shareholder service fees, will remain in effect. Class C Shares of the Money Market Fund are available to the holders of Class C Shares of another Fund who wish to exchange their Class C Shares of another Fund for Class C Shares of the Money Market Fund. Class C Shares of the Money Market Fund may also be purchased through the Systematic Exchange Program as described in the applicable Prospectus. Class C Shares of the Money Market Fund are also available for purchase by retirement plans. Class C Shares of the non-money market funds are sold to individuals, corporate investors and retirement plans at NAV but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectuses for Class A and Class C Shares.


                  The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund.

                  The Adviser or its affiliates will pay finder's fees to dealers on new investments in Class A Shares as follows:


                  EQUITY FUNDS (OTHER THAN THE S&P 500 INDEX FUND AND SMALL CAP FUNDS) AND ASSET ALLOCATION FUNDS:


                  1.00% on amounts between $1 million and $5 million; plus 0.50% on amounts between $5 million and $10 million; plus 0.25% on amounts over $10 million


                  SMALL CAP FUNDS:
                  1.00% on assets up to $500 million; plus
                  0.95% on assets between $500 million and $1 billion; plus 0.90% on assets over $1 billion


                  FIXED INCOME FUNDS, TAX-FREE BOND FUNDS AND THE S&P 500 INDEX
                  FUND:
                  0.50% on amounts between $1 million and $5 million; plus 0.25% on amounts over $5 million

                  From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The Distributor or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the applicable Prospectuses, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Funds. The Adviser compensates its affiliate, NatCity Investments, Inc. from 0.10% to 0.20% of the average daily net assets of (1) the Class I Shares for institutional clients investing in any Allegiant Money Market Fund being serviced by NatCity Investments, Inc. and (2) the Class A Shares for those NatCity Investments, Inc. customers using any Allegiant Money Market Fund as a sweep vehicle for uninvested cash in their brokerage accounts.

                  For  the  last  three  fiscal  years,   sales  loads  paid  by
shareholders of Class A Shares were as follows:

FUND                                                       2006            2005           2004
----                                                       ----            ----           ----

International Equity Fund...............................$                $  10,660       $ 18,980
Large Cap Core Equity Fund..............................$                $  46,388       $155,862
Large Cap Growth Fund...................................$                $ 128,851       $264,829
Large Cap Value Fund....................................$                $ 167,812       $227,357
Mid Cap Value Fund......................................$                $  40,708       $164,878
Multi-Factor Mid Cap Growth Fund........................$                $  29,315       $ 68,221
Multi-Factor Small Cap Core.............................$     (1)                *              *
Multi-Factor Small Cap Focused Value....................$     (1)                *              *
Multi-Factor Small Cap Growth...........................$     (1)                *              *
Multi-Factor Small Cap Value Fund.......................$                $ 476,873       $328,269
S&P 500 Index Fund......................................$                $  11,057       $ 18,081
Small Cap Core Fund.....................................$                $  56,716       $    252(2)
Small Cap Growth Fund...................................$                $  27,838       $131,962
Aggressive Allocation Fund..............................$                $  13,227       $ 16,746
Balanced Allocation Fund................................$                $  36,708       $ 71,568
Conservative Allocation Fund............................$                $   8,214       $  9,800
Bond Fund...............................................$                $  40,857       $ 16,615
Government Mortgage Fund................................$                $  87,459       $109,720
Intermediate Bond Fund..................................$                $  98,307       $224,181
Limited Maturity Bond Fund..............................$                $  27,685       $ 19,194
Total Return Advantage Fund.............................$                $  23,125       $ 34,087
Ultra Short Bond Fund...................................$                $  17,393       $ 26,376
Intermediate Tax Exempt Bond Fund.......................$                $  49,413       $ 22,316
Michigan Intermediate Municipal Bond Fund...............$                $  80,934       $ 11,191
Ohio Intermediate Tax Exempt Bond Fund..................$                $  69,075       $ 47,897
Pennsylvania Intermediate Municipal Bond Fund...........$                $   3,985       $  6,053

*   Not in operation during the period.
(1) For the period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the period April 2, 2004 (commencement of operations) to May 31, 2004.

                  For the last three fiscal years, contingent deferred sales charges paid by Class B shareholders on redemptions of Class B Shares were as follows:

FUND                                                        2006         2005            2004
----                                                        ----         ----            ----

International Equity Fund..................................$             $ 1,549        $ 2,520
Large Cap Core Equity Fund.................................$             $16,466        $ 4,960
Large Cap Growth Fund......................................$             $26,550        $18,605
Large Cap Value Fund.......................................$             $27,343        $15,594
Mid Cap Value Fund.........................................$             $15,392        $ 4,933(1)
Multi-Factor Mid Cap Growth Fund...........................$             $ 6,650        $ 2,196
Multi-Factor Small Cap Value Fund..........................$             $45,436        $40,138
S&P 500 Index Fund.........................................$             $10,834        $ 8,367
Small Cap Core Fund........................................$             $     0        $     0(2)
Small Cap Growth Fund......................................$             $11,840        $ 6,020
Aggressive Allocation Fund.................................$             $ 4,723        $ 6,611
Balanced Allocation Fund...................................$             $17,957        $16,848
Conservative Allocation Fund...............................$             $ 2,976        $ 3,126
Bond Fund..................................................$             $ 6,414        $ 4,672
Government Mortgage Fund...................................$             $25,105        $22,370
Intermediate Bond Fund.....................................$             $46,543        $35,841
Limited Maturity Bond Fund.................................$             $11,394        $12,944
Total Return Advantage Fund................................$             $ 6,163        $ 6,447
Intermediate Tax Exempt Bond Fund..........................$             $   284        $   353
Michigan Intermediate Municipal Bond Fund..................$             $ 1,469        $ 4,595
Ohio Intermediate Tax Exempt Bond Fund.....................$             $ 3,119        $ 2,058
Pennsylvania Intermediate Municipal Bond Fund..............$             $     0        $     0
Money Market Fund..........................................$             $ 7,013        $     0

1    For the period June 2, 2003 (commencement of operations) to May 31, 2004.
2    For the period April 2, 2004 (commencement of operations) to May 31, 2004.

                  For the last three fiscal years, contingent deferred sales charges paid by Class C shareholders on redemptions of Class C Shares were as follows:

FUND                                                         2006         2005            2004
----                                                         ----         ----            ----

International Equity Fund..................................$             $     125     $ 2,900
Large Cap Core Equity Fund.................................$             $     165     $ 1,203
Large Cap Growth Fund......................................$             $     499     $    89
Large Cap Value Fund.......................................$             $      83     $   921
Mid Cap Value Fund.........................................$             $     982     $     0(1)
Multi-Factor Mid Cap Growth Fund...........................$             $   1,340     $    12
Multi-Factor Small Cap Core................................$                     *           *
Multi-Factor Small Cap Focused Value.......................$                     *           *
Multi-Factor Small Cap Growth..............................$                     *           *
Multi-Factor Small Cap Value Fund..........................$             $  11,622     $12,361
S&P 500 Index Fund.........................................$             $     284     $   342
Small Cap Core Fund........................................$             $      47     $     0(2)
Small Cap Growth Fund......................................$             $     422     $ 1,183
Aggressive Allocation Fund.................................$             $     262     $    99
Balanced Allocation Fund...................................$             $     644     $   317
Conservative Allocation Fund...............................$             $   1,232     $   493
Bond Fund..................................................$             $     318     $    91
Government Mortgage Fund...................................$             $     427     $ 1,886
Intermediate Bond Fund.....................................$             $     100     $ 2,948
Limited Maturity Bond Fund.................................$             $   1,215     $ 5,442
Total Return Advantage Fund................................$             $      65     $ 1,141
Intermediate Tax Exempt Bond Fund..........................$             $     481     $ 1,009
Michigan Intermediate Municipal Bond Fund..................$             $      15     $     0
Ohio Intermediate Tax Exempt Bond Fund.....................$             $     275     $   710
Pennsylvania Intermediate Municipal Bond Fund..............$             $       0     $    14
Money Market Fund..........................................$             $     470     $     0

*    Not in operation during the period.
(1)  For the period June 2, 2003  (commencement  of  operations) through May 31,
     2004.
(2) For the period April 2, 2004 (commencement of operations) through May 31, 2004.

                  Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectuses permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND


                  An illustration of the computation of the offering price per Class A Share of the Funds, based on the value of each Fund's net assets and number of outstanding shares on May 31, 2006 is shown below.

                                                                          INTERNATIONAL                LARGE CAP CORE
                                                                            EQUITY FUND                   EQUITY FUND
Net Assets of A Shares                                                        $________                    $_________
Outstanding A Shares                                                         __________                  ____________
Net Asset Value Per Share                                                  $___________                $_____________
Sales Charge, 5.50% of offering price                                   $______________               $______________
Offering Price to Public                                                 $_____________                $_____________


                                                                                                            LARGE CAP
                                                                  LARGE CAP GROWTH FUND                    VALUE FUND
Net Assets of A Shares                                                        $________                    $_________
Outstanding A Shares                                                        ___________                   ___________
Net Asset Value Per Share                                                $_____________                $_____________
Sales Charge, 5.50% of offering price                                   $______________               $______________
Offering Price to Public                                                 $_____________                $_____________


                                                                                                         MULTI-FACTOR
                                                                     MID CAP VALUE FUND           MID CAP GROWTH FUND
Net Assets of A Shares                                                      $__________                    $_________
Outstanding A Shares                                                       ____________                   ___________
Net Asset Value Per Share                                                $_____________               $______________
Sales Charge, 5.50% of offering price                                   $______________               $______________
Offering Price to Public                                                 $_____________               $______________

                                                                           MULTI-FACTOR        MULTI-FACTOR SMALL CAP
                                                                    SMALL CAP CORE FUND            FOCUSED VALUE FUND
Net Assets of A Shares                                                 $_______________              $_______________
Outstanding A Shares                                                  _________________             _________________
Net Asset Value Per Share                                                $_____________               $______________
Sales Charge, 5.50% of offering price                                   $______________              $_______________
Offering Price to Public                                                 $_____________               $______________


                                                                           MULTI-FACTOR                  MULTI-FACTOR
                                                                  SMALL CAP GROWTH FUND          SMALL CAP VALUE FUND
Net Assets of A Shares                                                 $_______________                    $_________
Outstanding A Shares                                                  _________________                   ___________
Net Asset Value Per Share                                                $_____________               $______________
Sales Charge, 5.50% of offering price                                   $______________              $_______________
Offering Price to Public                                                 $_____________               $______________


                                                                                                            SMALL CAP
                                                                    SMALL CAP CORE FUND                   GROWTH FUND
Net Assets of A Shares                                                     $___________                    $_________
Outstanding A Shares                                                      _____________                   ___________
Net Asset Value Per Share                                               $______________               $______________
Sales Charge 5.50% of Offering Price                                   $_______________               $______________
Offering Price to Public                                                $______________               $______________


                                                                    S&P 500 INDEX FUND
Net Assets of A Shares                                                      $_________
Outstanding A Shares                                                       ___________
Net Asset Value Per Share                                               $_____________
Sales Charge 2.50% of Offering Price                                   $______________
Offering Price to Public                                                $_____________


                                                                             AGGRESSIVE                      BALANCED
                                                                        ALLOCATION FUND               ALLOCATION FUND
Net Assets of A Shares                                                       $_________                     $________
Outstanding A Shares                                                       ____________                    __________
Net Asset Value Per Share                                               $______________               $______________
Sales Charge, 4.75% of offering price                                   $______________               $______________
Offering Price to Public                                                 $_____________                $_____________


                                                                           CONSERVATIVE
                                                                        ALLOCATION FUND
Net Assets of A Shares                                                      $__________
Outstanding A Shares                                                       ____________
Net Asset Value Per Share                                                $_____________
Sales Charge, 4.75% of offering price                                   $______________
Offering Price to Public                                                 $_____________


                                                                                                           GOVERNMENT
                                                                              BOND FUND                 MORTGAGE FUND
Net Assets of A Shares                                                     $___________                      $_______
Outstanding A Shares                                                      _____________                     _________
Net Asset Value Per Share                                             $________________                 $____________
Sales Charge 4.50% of Offering Price                                 $_________________                 $____________
Offering Price to Public                                              $________________                 $____________

                                                                                               TOTAL RETURN ADVANTAGE
                                                                 INTERMEDIATE BOND FUND                          FUND
Net Assets of A Shares                                                    $____________                     $________
Outstanding A Shares                                                     ______________                    __________
Net Asset Value Per Share                                             $________________                        $_____
Sales Charge 4.50% of Offering Price                                 $_________________                 _____________
Offering Price to Public                                              $________________                  $___________

                                                                       LIMITED MATURITY
                                                                              BOND FUND
Net Assets of A Shares                                                     $___________
Outstanding A Shares                                                      _____________
Net Asset Value Per Share                                              $_______________
Sales Charge 2.00% of Offering Price                                   $_______________
Offering Price to Public                                                $______________

                                                                  ULTRA SHORT BOND FUND
Net Assets of A Shares                                                     $___________
Outstanding A Shares                                                      _____________
Net Asset Value Per Share                                              $_______________
Sales Charge 1.00% of Offering Price                                   $_______________
Offering Price to Public                                                $______________

                                                                           INTERMEDIATE         MICHIGAN INTERMEDIATE
                                                                   TAX EXEMPT BOND FUND           MUNICIPAL BOND FUND
Net Assets of A shares                                                      $__________                    $_________
Outstanding A shares                                                       ____________                   ___________
Net Asset Value Per Share                                                $_____________                $_____________
Sales Charge, 3.00% of offering price                                   $______________               $______________
Offering Price to Public                                                 $_____________                $_____________

                                                           OHIO INTERMEDIATE TAX EXEMPT     PENNSYLVANIA INTERMEDIATE
                                                                              BOND FUND           MUNICIPAL BOND FUND
Net Assets of A Shares                                                      $__________                   $__________
Outstanding A Shares                                                       ____________                  ____________
Net Asset Value Per Share                                               $______________                $_____________
Sales Charge 3.00% of Offering Price                                  $________________               $______________
Offering Price to Public                                                $______________                $_____________


EXCHANGE PRIVILEGE


                  Investors may exchange all or part of their Class A Shares, Class B Shares or Class C Shares as described in the applicable Prospectuses. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES

                  The  Trust is a  Massachusetts  business  trust.  The  Trust's
Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectuses:

International Equity Fund
         Class U                                              Class I Shares
         Class U - Special Series 1                           Class A Shares
         Class U - Special Series 2                           Class B Shares
         Class U - Special Series 3                           Class C Shares

Large Cap Core Equity Fund
         Class W                                              Class I Shares
         Class W - Special Series 1                           Class A Shares
         Class W - Special Series 2                           Class B Shares
         Class W - Special Series 3                           Class C Shares

Large Cap Growth Fund
         Class H                                              Class I Shares
         Class H - Special Series 1                           Class A Shares
         Class H - Special Series 2                           Class B Shares
         Class H - Special Series 3                           Class C Shares

Large Cap Value Fund
         Class M                                              Class I Shares
         Class M - Special Series 1                           Class A Shares
         Class M - Special Series 2                           Class B Shares
         Class M - Special Series 3                           Class C Shares

Mid Cap Value Fund
         Class PP                                             Class I Shares
         Class PP - Special Series 1                          Class A Shares
         Class PP - Special Series 2                          Class B Shares
         Class PP - Special Series 3                          Class C Shares

Multi-Factor Mid Cap Growth Fund
         Class GG                                             Class I Shares
         Class GG - Special Series 1                          Class A Shares
         Class GG - Special Series 2                          Class B Shares
         Class GG - Special Series 3                          Class C Shares

Multi-Factor Small Cap Core Fund
         Class GGG                                            Class I Shares
         Class GGG - Special Series 1                         Class A Shares
         Class GGG - Special Series 3                         Class C Shares

Multi-Factor Small Cap Focused Value Fund
         Class FFF                                            Class I Shares
         Class FFF - Special Series 1                         Class A Shares
         Class FFF - Special Series 3                         Class C Shares

Multi-Factor Small Cap Growth Fund
         Class HHH                                            Class I Shares
         Class HHH - Special Series 1                         Class A Shares
         Class HHH - Special Series 2                         Class C Shares

Multi-Factor Small Cap Value Fund
         Class N                                              Class I Shares
         Class N - Special Series 1                           Class A Shares
         Class N - Special Series 2                           Class B Shares
         Class N - Special Series 3                           Class C Shares

S&P 500 Index Fund
         Class V                                              Class I Shares
         Class V - Special Series 1                           Class A Shares
         Class V - Special Series 2                           Class B Shares
         Class V - Special Series 3                           Class C Shares

Small Cap Core Fund
         Class EEE                                            Class I Shares
         Class EEE - Special Series 1                         Class A Shares
         Class EEE - Special Series 2                         Class B Shares
         Class EEE - Special Series 3                         Class C Shares

Small Cap Growth Fund
         Class X                                              Class I Shares
         Class X - Special Series 1                           Class A Shares
         Class X - Special Series 2                           Class B Shares
         Class X - Special Series 3                           Class C Shares

Aggressive Allocation Fund
         Class NN                                             Class I Shares
         Class NN - Special Series 1                          Class A Shares
         Class NN - Special Series 2                          Class B Shares
         Class NN - Special Series 3                          Class C Shares

Balanced Allocation Fund
         Class AA                                             Class I Shares
         Class AA - Special Series 1                          Class A Shares
         Class AA - Special Series 2                          Class B Shares
         Class AA - Special Series 3                          Class C Shares

Conservative Allocation Fund
         Class OO                                             Class I Shares
         Class OO - Special Series 1                          Class A Shares
         Class OO - Special Series 2                          Class B Shares
         Class OO - Special Series 3                          Class C Shares

Bond Fund
         Class R                                              Class I Shares
         Class R - Special Series 1                           Class A Shares
         Class R - Special Series 2                           Class B Shares
         Class R - Special Series 3                           Class C Shares

Government Mortgage Fund
         Class DD                                             Class I Shares
         Class DD - Special Series 1                          Class A Shares
         Class DD - Special Series 2                          Class B Shares
         Class DD - Special Series 3                          Class C Shares

High Yield Bond Fund
         Class QQ                                             Class I Shares

Intermediate Bond Fund
         Class I                                              Class I Shares
         Class I - Special Series 1                           Class A Shares
         Class I - Special Series 2                           Class B Shares
         Class I - Special Series 3                           Class C Shares

Limited Maturity Bond Fund
         Class O                                              Class I Shares
         Class O - Special Series 1                           Class A Shares
         Class O - Special Series 2                           Class B Shares
         Class O - Special Series 3                           Class C Shares

Total Return Advantage Fund
         Class P                                              Class I Shares
         Class P - Special Series 1                           Class A Shares
         Class P - Special Series 2                           Class B Shares
         Class P - Special Series 3                           Class C Shares

Ultra Short Bond Fund
         Class SS                                             Class I Shares
         Class SS - Special Series 1                          Class A Shares
         Class SS - Special Series 2                          Class B Shares
         Class SS - Special Series 3                          Class C Shares

Intermediate Tax Exempt Bond Fund
         Class L                                              Class I Shares
         Class L - Special Series 1                           Class A Shares
         Class L - Special Series 2                           Class B Shares
         Class L - Special Series 3                           Class C Shares

Michigan Intermediate Municipal Bond Fund
         Class HH                                             Class I Shares
         Class HH - Special Series 1                          Class A Shares
         Class HH - Special Series 2                          Class B Shares
         Class HH - Special Series 3                          Class C Shares

Ohio Intermediate Tax Exempt Bond Fund
         Class K                                              Class I Shares
         Class K - Special Series 1                           Class A Shares
         Class K - Special Series 2                           Class B Shares
         Class K - Special Series 3                           Class C Shares

Pennsylvania Intermediate Municipal Bond Fund
         Class T                                              Class I Shares
         Class T - Special Series 1                           Class A Shares
         Class T - Special Series 2                           Class B Shares
         Class T - Special Series 3                           Class C Shares

Government Money Market Fund
         Class B                                              Class I Shares
         Class B - Special Series 1                           Class A Shares

Money Market Fund
         Class A                                              Class I Shares
         Class A - Special Series 1                           Class A Shares
         Class A - Special Series 2                           Class B Shares
         Class A - Special Series 3                           Class C Shares

Ohio Municipal Money Market Fund
         Class BB                                             Class I Shares
         Class BB - Special Series 1                          Class A Shares

Pennsylvania Tax Exempt Money Market Fund
         Class Q                                              Class I Shares
         Class Q - Special Series 1                           Class A Shares

Tax Exempt Money Market Fund
         Class D                                              Class I Shares
         Class D- Special Series 1                            Class A Shares
         Class D- Special Series 2                            Class B Shares

Treasury Money Market Fund
         Class C                                              Class I Shares
         Class C - Special Series 1                           Class A Shares


                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.


                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, and only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.


                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances: (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their NAV and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their NAV; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their NAV or converted into shares of another class of the Trust at NAV. In the event that shares are redeemed in cash at their NAV, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES


                  The following summarizes certain additional tax considerations generally affecting the Funds of the Trust and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Code and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


GENERAL - FEDERAL


                  Each Fund of the Trust is treated as a separate corporate entity and intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

                  In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested (i) in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) in the securities of two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) in the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.

                  If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund's current and accumulated earnings and profits and corporate shareholders may be eligible for the dividends received deduction.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES


                  Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS


         The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

         In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE BOND FUNDS AND THE OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS.

                  As described above and in the Prospectuses,  the Tax-Free Bond
Funds and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Tax-exempt institutions and retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

                  In order for a Fund to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

                  In purchasing tax-exempt obligations, the Funds intend to rely on opinions of bond counsel or counsel to the issuers of the tax-exempt obligations as to the excludability of interest on those obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

                  Corporate taxpayers will be required to take into account all exempt-interest dividends from the Funds in determining certain adjustments for alternative minimum tax purposes.

                  The Funds will determine annually the percentages of their respective net investment income which are exempt from tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds.

ADDITIONAL TAX INFORMATION CONCERNING THE MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND


                  Distributions received from the Michigan Intermediate Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt obligations of the State of Michigan or its political subdivisions, agencies and instrumentalities (or certain limited Federally tax exempt obligations). Fund distributions attributable to any other source than those described above, including long or short term capital gains, will be fully taxable. Certain Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities, but to the extent they are not subject to Michigan personal income tax they are generally not subject to those city income taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE OHIO INTERMEDIATE TAX EXEMPT BOND AND OHIO MUNICIPAL MONEY MARKET FUNDS

                  The Ohio Intermediate Tax Exempt Bond and Ohio Municipal Money Market Funds are not subject to the Ohio personal income or school district or municipal income taxes in Ohio. The Funds are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Funds timely file the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived the annual filing requirement for every tax year since 1990, the first year to which such requirement applied.

                  Shareholders of the Funds otherwise subject to Ohio personal income tax or municipal or school district income taxes in Ohio imposed on individuals and estates will not be subject to such taxes on distributions with respect to shares of the Funds ("Distributions") to the extent that such Distributions are properly attributable to interest on or gain from the sale of Ohio Municipal Securities.

                  Shareholders otherwise subject to the Ohio corporation franchise tax will not be required to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise tax on the net income basis to the extent that such Distributions either (a) are properly attributable to interest on or gain from the sale of Ohio Municipal Securities, (b) represent "exempt-interest dividends" for federal income tax purposes, or (c) are described in both (a) and (b). Shares of the Fund will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

                  Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (including obligations issued by the governments of Puerto Rico, the Virgin Islands or Guam and their authorities or municipalities) ("Territorial Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

                  It is assumed for purposes of this discussion of Ohio taxes that each Fund will continue to qualify as a regulated investment company under the Code, and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Municipal Securities or similar obligations of other states or their subdivisions.

ADDITIONAL TAX INFORMATION CONCERNING THE PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND AND PENNSYLVANIA TAX EXEMPT MONEY MARKET FUNDS

                  Shareholders of the Pennsylvania Intermediate Municipal Bond Fund and the Pennsylvania Tax Exempt Money Market Fund will not be subject to Pennsylvania Personal Income Tax on distributions from the Fund attributable to interest income from Pennsylvania Municipal Securities held by the Fund. The exemption from Pennsylvania Personal Income Tax also will extend to interest on obligations of the United States, its territories and certain of its agencies and instrumentalities (collectively, "Federal Securities"). In addition, shareholders of the Fund who are Philadelphia residents will not be subject to the Philadelphia School District Net Income Tax on distributions from the Fund attributable to interest income from Pennsylvania.

                  Distributions derived from investments other than Pennsylvania Municipal Securities and Federal Securities and distributions from net realized capital gains will be subject to the Pennsylvania Personal Income Tax and the Philadelphia School District Tax, except that distributions attributable to capital gains on investments held by the Fund for more than six months are not subject to the Philadelphia School District Tax. Gain on the disposition of a share of the Pennsylvania Intermediate Municipal Bond Fund will be subject to Pennsylvania Personal Income Tax and the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.


                                    * * * * *


                              TRUSTEES AND OFFICERS

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                          Number of
                                                                                          Portfolios
                                                Length of                                  in Fund
                               Position(s)      Time                                      Complex(3)
       Name, Address(1),        Held with       Served in      Principal Occupation(s)   Overseen by        Other Directorships
     Date of Birth and Age      the Trust       Position(2)      During Past 5 Years       Trustee           Held by Trustee(4)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Robert D. Neary               Chairman of the     Since     Retired; Co-Chairman of            33        Director, Strategic
Date of Birth:                Board and         February    Ernst & Young, 1984 -                        Distribution, Inc.;
9/30/33                       Trustee             1996      1993.                                        Director, Commercial
Age: 73                                                                                                  Metals Company.

Dorothy A. Berry              Trustee             Since     President, Talon                   33        Chairman and Director,
Date of Birth:                                 April 2006   Industries, Inc.                             Professionally Managed
9/12/43                                                     (administrative, management                  Portfolios.
Age: 63                                                     and business consulting),
                                                            since 1986.

Kelley J. Brennan             Trustee             Since     Retired; Partner,                  33        None
Date of Birth:                                 April 2006   PricewaterhouseCoopers LLP,
7/7/42                                                      1981 - 2002.
Age: 64

John F. Durkott               Trustee             Since     President and Chief                33        None
Date of Birth:                                  November    Executive Officer, Kittle's
7/11/44                                           1993      Home Furnishings Center,
Age: 62                                                     Inc. ("Kittles"), since
                                                            January 2002; President and
                                                            Chief Operating Officer,
                                                            Kittle's, 1982 - 2002;
                                                            Partner, Kittle's
                                                            Bloomington Properties LLC,
                                                            1981 - 2003; KK&D LLC, 1989
                                                            - 2003; KK&D II LLC, 1998 -
                                                            2003 (affiliated real
                                                            estate companies of
                                                            Kittle's).

Richard W. Furst              Trustee and         Since     Dean Emeritus, since 2003;         33        None
Date of Birth:                Chairman of the   June 1990   Dean, 1981-2003; Garvice D.
9/13/38                       Audit Committee               Kincaid Professor of
Age: 68                                                     Finance, since 1981, Gatton
                                                            College of Business and
                                                            Economics, University of
                                                            Kentucky.

Gerald L. Gherlein            Trustee             Since     Retired; Executive                 33        None
Date of Birth:  2/16/38                         July 1997   Vice-President and General
Age:  68                                                    Counsel, Eaton Corporation
                                                            (global manufacturing),
                                                            1991 - 2000.

                                                                                         Number of
                                                                                        Portfolios
                                              Length of                                  in Fund
                             Position(s)      Time                                      Complex(3)
       Name, Address(1),      Held with       Served in      Principal Occupation(s)   Overseen by     Other Directorships
     Date of Birth and Age    the Trust       Position(2)      During Past 5 Years       Trustee        Held by Trustee(4)
-----------------------------------------------------------------------------------------------------------------------------
Dale C. LaPorte             Trustee             Since     Senior Vice President and        33        None
Date of Birth:                               April 2005   General Counsel, Invacare
1/04/42                                                   Corporation (manufacturer
Age: 64                                                   of healthcare products),
                                                          since December 2005;
                                                          Partner, 1974-2005;
                                                          Chairman of Executive
                                                          Committee, 2000 - 2004, of
                                                          Calfee, Halter & Griswold
                                                          LLP

Kathleen A. Obert           Trustee             Since     Chairman and CEO, Edward         33        None
Date of Birth:  8/3/58                       August 2002  Howard & Co. (public
Age:  48                                                  relations agency), since
                                                          2001; CEO, 2000-2001,
                                                          Edward Howard & Co.

INTERESTED TRUSTEES

John G. Breen(5)            Trustee             Since     Retired; Chairman and CEO,       33        Director, Goodyear Tire &
Date of Birth:  7/21/34                      August 2002  The Sherwin Williams Co.,                  Rubber Co.; Director, The
Age:  72                                                  (manufacture, distribution                 Stanley Works.
                                                          and sale of coatings) until
                                                          May 2000.

Timothy L. Swanson(5)       Trustee;            Since     Executive Vice President         33        None
Date of Birth:  8/6/67                       April 2006;  and Chief Investment
Age:  39                    President,         Officer    Officer, National City
                            Chief Executive     since     Corporation (bank holding
                            Officer and       February    company), since February
                            Chief Legal         2006      2003; Managing Director and
                            Officer                       Head of Equity Management,
                                                          Evergreen Private Asset
                                                          Management, 2002-2003;
                                                          Senior Vice President and
                                                          Head of Equity Securities,
                                                          Wachovia Asset Management,
                                                          1999-2002.

                                                                                           Number of
                                                                                           Portfolios
                                               Length of                                    in Fund
                               Position(s)     Time                                        Complex(3)
       Name, Address(1),        Held with      Served in      Principal Occupation(s)     Overseen by        Other Directorships
     Date of Birth and Age      the Trust      Position(2)      During Past 5 Years         Trustee           Held by Trustee(4)
----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Kathleen T. Barr(6)           Senior Vice        Since     Senior Vice President              N/A                    N/A
200 Public Square, 5th Floor  President,       February    (formerly Vice President),
Cleveland, OH  44114          Chief              2003      National City Bank and
Date of Birth: 5/2/55         Administrative               Managing Director,
Age:  51                      Officer and                  Allegiant Asset Management
                              Chief                        Group (formerly Armada
                              Compliance                   Funds Group), since June
                              Officer                      1999; Managing Director,
                                                           Allegiant Asset Management
                                                           Company (formerly, National
                                                           City Investment Management
                                                           Company), since May 1996.

Audrey C. Talley(7)           Secretary          Since     Partner, Drinker Biddle &          N/A                    N/A
One Logan Square                               February    Reath LLP, Philadelphia,
18th and Cherry Streets                          2005      Pennsylvania (law firm).
Philadelphia, PA 19103-6996
Date of Birth:  11/20/53
Age:  52

Patrick Glazar(7)             Treasurer          Since     Vice President and                 N/A                    N/A
103 Bellevue Parkway                           February    Director, Accounting and
Wilmington, DE 19809                             2006      Administration, PFPC Inc.,
Date of Birth: 7/8/67                                      since September 2002;
Age:  39                                                   Senior Manager, PFPC Inc.,
                                                           1994 to 2002.

John Kernan(7)                Assistant          Since     Vice President National            N/A                    N/A
200 Public Square, 5th Floor  Treasurer        February    City Bank and Managing
Cleveland, OH  44114                             2005      Director of Fund
Date of Birth: 9/17/65                                     Administration Allegiant
Age:  41                                                   Asset Management Group,
                                                           since July 2004; Senior
                                                           Director of Fund
                                                           Administration, State
                                                           Street Bank and Trust
                                                           Company, 1998 to 2004.

(1) Each trustee can be contacted by writing to Allegiant Funds, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114, Attention:
     John Kernan.

(2) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.

(3) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the trustees includes 32 portfolios of the Trust that are offered for sale as of the date of this SAI. The trustees have authorized additional portfolios that have not yet been made available to investors.

(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each trustee serves as a trustee of Allegiant Advantage Fund. Mr. Neary and Mr. Swanson also serve as Chairman and President, Chief Executive Officer and Chief Legal Officer, respectively, of Allegiant Advantage Fund.

(5) Mr. Breen is considered to be an "interested person" of the Trust as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Swanson is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President and Chief Investment Officer of NCC and
     (2) he owns shares of common stock and options to purchase common stock of NCC.

(6) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Advantage Fund. She previously served as Assistant Treasurer and Chief Compliance Officer of the Trust and Allegiant Advantage Fund from August 2002 until February 2003.

(7) Ms. Talley, Mr. Glazar and Mr. Kernan also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of Allegiant Advantage Fund.

         Mr. Swanson serves as Executive Vice President and Chief Investment Officer of NCC, the indirect parent of the Adviser. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to the Trust.


BOARD COMMITTEES

         The Board of Trustees has established two committees, i.e., the Audit Committee and the Nominating Committee.


         The Audit Committee consists of all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee generally oversees the Trust's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.


         The Nominating Committee includes all trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of the Trust to fill any vacancies on the Board. The Nominating Committee held one meeting during the last fiscal year. The Nominating Committee's procedures provide that the Trust's security holders can submit nominees for consideration for Board vacancies by sending the nomination to the Trust's Secretary, who will submit all nominations to the Committee.

TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Allegiant fund family in the aggregate as of December 31, 2005.

INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF
                                                     DOLLAR RANGE OF             EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                        EQUITY SECURITIES IN THE FUNDS(1)     THE TRUST OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------
ROBERT D. NEARY                                                                        Over $100,000
-------------------------------------------------------------------------------------------------------------------
  Ohio Intermediate Tax Exempt Bond Fund              Over $100,000
-------------------------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market Fund                    Over $100,000
-------------------------------------------------------------------------------------------------------------------
JOHN F. DURKOTT                                                                      $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
  International Equity Fund                            $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                              $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
  Large Cap Value Fund                                 $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Multi-Factor Mid Cap Growth Fund                     $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Fund                                   $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Multi-Factor Small Cap Value Fund                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------
  Government Mortgage Fund                             $1-$10,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF
                                                     DOLLAR RANGE OF             EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                        EQUITY SECURITIES IN THE FUNDS(1)     THE TRUST OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------
RICHARD W. FURST                                                                       Over $100,000
-------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                        $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                              $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Value Fund                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Total Return Advantage Fund                      $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
GERALD L. GHERLEIN                                                                     Over $100,000
-------------------------------------------------------------------------------------------------------------------
   International Equity Fund                        $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                               $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
   Small Cap Core Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                              $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
DALE C. LAPORTE                                                                        Over $100,000
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                 Over $100,000
-------------------------------------------------------------------------------------------------------------------
   Money Market Fund                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
KATHLEEN A. OBERT                                                                     $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                          $1-$10,000
-------------------------------------------------------------------------------------------------------------------
   Multi-Factor Small Cap Core Fund                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   Ohio Intermediate Tax Exempt Bond Fund            $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
KELLEY J. BRENNAN                                                                          NONE
-------------------------------------------------------------------------------------------------------------------
DOROTHY A. BERRY                                                                           NONE
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF
                                                     DOLLAR RANGE OF             EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                        EQUITY SECURITIES IN THE FUNDS(1)     THE TRUST OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JOHN G. BREEN                                                                                Over $100,000
-------------------------------------------------------------------------------------------------------------------
   Money Market Fund                                 Over $100,000
-------------------------------------------------------------------------------------------------------------------
TIMOTHY L. SWANSON                                                                          $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------

1 Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2005.

         As of September 1, 2006, except for the Ohio Intermediate Tax Exempt Bond Fund, the trustees and officers of the Trust as a group owned beneficially less than 1% of each class of the outstanding shares of each of the Funds, and less than 1% of the outstanding shares, in the aggregate, of all of the Funds of the Trust. The following table shows the shares of the Ohio Intermediate Tax Exempt Bond Fund beneficially owned by the trustees and officers of the Trust:

------------------------------------------------------------------------------------------------
    Title of Class    Name of Beneficial Owner   Amount of Beneficial   Percent of Ownership
                                                       Ownership
------------------------------------------------------------------------------------------------
I Shares            Robert D. Neary                    312,377.788            2.41%
------------------------------------------------------------------------------------------------
I Shares            Kathleen A. Obert                    1,371.115            0.0001%
------------------------------------------------------------------------------------------------


 CERTAIN INTERESTS OF INDEPENDENT TRUSTEES


         Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $7.5 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2004 through December 31, 2005 was not greater than $6,500,000. The balance outstanding as of September 1, 2006 was $________. Interest is charged at a fluctuating rate equal to NCB's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.

         Ms. Obert serves as Chairman and Chief Executive Officer of Edward Howard & Co. ("EH&C"). EH&C undertakes occasional media training, employee communications, crisis planning, marketing, publicity and corporate communications consulting services for NCB. From January 1, 2004 through December 31, 2004, EH&C earned approximately $60,000 in fees for these services. From January 1, 2005 through December 31, 2005, EH&C earned approximately $90,000 in fees for these services. EH&C expects to be engaged for similar projects by NCB from time to time at comparable fee levels. Ms. Obert has an unused line of credit with NCB in the amount of $50,000.

         Mr. LaPorte serves as Senior Vice President of business development and General Counsel of Invacare Corporation ("Invacare"). Invacare has a $400
million line of credit open with a lending syndicate of eleven banks, one of which is NCB and its subsidiary, National City Bank, Canada Branch ("NCB Canada"), which is under common control with the Adviser. The combined NCB and NCB Canada obligation as part of the syndicate is limited to 15% of the total value of the line of credit, or US $60 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the NCB pro rata share of the credit facility during the period January 1, 2004 to December 31, 2005, based on month end balances, was $46,318,000. The NCB portion of the balance outstanding as of December 31, 2005 was $36,313,000. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages NCB for certain treasury management and stock transfer agency services. From January 1, 2004 through December 31, 2004, NCB earned approximately $210,000 in fees for these services, which represented approximately 0.0023% of NCB's revenues for the period. From January 1, 2005 through December 31, 2005, NCB earned approximately $212,008 in fees for these services, which represented approximately 0.0027% of NCB's revenues for the period. From June 1, 2003 to December 30, 2005, Mr. LaPorte was a Partner at Calfee, Halter & Griswold LLP. Calfee, Halter & Griswold LLP has periodically represented NCB and other affiliates of NCC, excluding investment adviser affiliates, in connection with commercial loans, bond transactions, equity investments and litigation matters. Fees from the representation were significantly less than 1% of the law firm's revenues in each of 2004 and 2005.


BOARD COMPENSATION


         Effective January 1, 2006, each Trustee receives an annual fee of $40,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Advantage Fund. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board receives an additional $25,000 per year and the Chairman of the Audit Committee receives an additional $6,000 per year for their services in these capacities. Prior to January 1, 2006, each Trustee received an annual fee of $25,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings of the Boards of Trustees of the Trust and Allegiant Advantage Fund. The Chairman of the Board received an additional $21,000 per year and the Chairman of the Audit Committee received an addition $1,000 per quarter for their services in these capacities.

         The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.

The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2006:

                                                      Pension or
                                     Aggregate        Retirement Benefits   Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of    Benefits Upon      from the Trust and
Person, Position                     From the Trust+  the Trust's Expense   Retirement         Fund Complex*
----------------                     --------------   --------------------  ------------       -------------
INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                     $96,500               $0                $0                   $0
                                         $10,000
Dorothy A. Berry, Trustee                                      $0                $0                   $0
                                         $10,000
Kelly J. Brennan, Trustee                                      $0                $0                   $0

John F. Durkott, Trustee                 $61,500               $0                $0                   $0

Richard W. Furst, Trustee                $66,500               $0                $0                   $0

Gerald L. Gherlein, Trustee              $61,500               $0                $0                   $0

Dale C. LaPorte, Trustee                 $34,500               $0                $0                   $0

Kathleen A. Obert, Trustee               $62,500               $0                $0                   $0

INTERESTED TRUSTEE

John G. Breen, Trustee                   $61,500               $0                $0                   $0

Timothy L. Swanson, President and
Trustee                                    $0                  $0                $0                   $0

+ Including Deferred Compensation in the amount of $27,000 accrued during the Trust's fiscal year ended May 31, 2006 for Dale C. LaPorte.


* Each Trustee also serves as a trustee of Allegiant Advantage Fund.

CODE OF ETHICS


                  The Trust, the Adviser and the Sub-Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.


SHAREHOLDER AND TRUSTEE LIABILITY

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS


                  The Adviser serves as investment adviser to the: (a) International Equity, Multi-Factor Small Cap Value, Small Cap Growth, S&P 500 Index, Balanced Allocation and Ohio Municipal Money Market Funds under an Advisory Agreement dated April 9, 1998; (b) Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Intermediate Bond, Bond, Large Cap Growth, Large Cap Value, Intermediate Tax Exempt Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond and Tax Exempt Money Market Funds under an Advisory Agreement dated November 19, 1997; (c) Large Cap Core Equity, Limited Maturity Bond and Total Return Advantage Funds under an Advisory Agreement dated March 6, 1998; (d) Multi-Factor Mid Cap Growth, Government Mortgage and Michigan Intermediate Municipal Bond Funds under an Advisory Agreement dated June 9, 2000; (e) Aggressive Allocation and Conservative Allocation Funds under an Advisory Agreement dated March 5, 2001;
(f) Mid Cap Value Fund under an Advisory Agreement dated June 28, 2002; (g) Ultra Short Bond Fund under an Advisory Agreement dated December 3, 2002; (h) Small Cap Core Fund under an Advisory Agreement dated April 1, 2004; and (i) Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds under an Advisory Agreement dated September 28, 2005 (collectively the "Advisory Agreements"). The High Yield Bond Fund will enter into an Advisory Agreement with the Adviser effective at the time the Fund commences operations. The Adviser is a wholly owned subsidiary of NCC, a bank holding company with headquarters in Cleveland, Ohio and over 1,300 branch offices in six states. Allegiant is a registered investment adviser with the SEC with approximately $__ billion in assets under management as of June 30, 2006. Allegiant is located at 200 Public Square, 5th Floor, Cleveland, Ohio 44114.

                  The Adviser entered into a Sub-Advisory Agreement with Polaris, dated September 1, 2005, on behalf of the Allegiant International Equity Fund (the "Sub-Advisory Agreement"). Polaris is a registered investment adviser with the SEC with over $___ million in assets under management as of June 30, 2006. Polaris' principal offices are at 125 Summer Street, Suite 1470, Boston, Massachusetts.

                  Prior to December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of NCC, served as sub-adviser to the Allegiant Small Cap Core Fund. On December 31, 2005, Investment Counselors merged into the Adviser, which is now solely responsible for managing the Fund.


                  For services performed under the Advisory Agreements, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly, at the percentage rates as stated in the Prospectuses. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses. During the last three fiscal years, the Trust incurred advisory fees, net of fee waivers, as set forth below:

FUND                                                               2006               2005              2004
----                                                               ----               ----              ----
International Equity Fund......................................                   $    3,162,948    $ 3,566,641
Large Cap Core Equity Fund.....................................                   $    1,693,440    $ 1,471,557
Large Cap Growth Fund..........................................                   $    5,019,438    $ 5,340,288
Large Cap Value Fund...........................................                   $    4,508,249    $ 4,252,653
Mid Cap Value Fund.............................................                   $      602,000    $   474,027
Multi-Factor Mid Cap Growth Fund...............................                   $      488,602    $   854,944
Multi-Factor Small Cap Core Fund...............................(1)                             *              *
Multi-Factor Small Cap Focused Value Fund......................(1)                             *              *
Multi-Factor Small Cap Growth Fund.............................(1)                             *              *
Multi-Factor Small Cap Value Fund..............................                   $   10,960,294    $10,424,325
S&P 500 Index Fund.............................................                   $    1,435,408    $   740,999
Small Cap Core Fund............................................                   $      910,282    $    39,324(2)
Small Cap Growth Fund..........................................                   $      861,744    $ 2,051,775
Aggressive Allocation Fund.....................................                   $       32,750    $         0
Balanced Allocation Fund.......................................                   $    1,227,879    $ 1,143,165
Conservative Allocation Fund...................................                   $       28,018    $         0
Bond Fund......................................................                   $    2,237,544    $ 2,925,943
Government Mortgage Fund.......................................                   $    1,466,650    $ 1,134,004
Intermediate Bond Fund.........................................                   $    2,587,859    $ 1,788,449
Limited Maturity Bond Fund.....................................                   $    1,280,954    $ 1,186,168
Total Return Advantage Fund....................................                   $    1,808,212    $ 1,125,615
Ultra Short Bond Fund..........................................                   $      754,429    $   316,505
Intermediate Tax Exempt Bond Fund..............................                   $      858,620    $   721,938
Michigan Intermediate Municipal Bond Fund......................                   $      691,677    $   617,253
Ohio Intermediate Tax Exempt Bond Fund.........................                   $      910,928    $   732,093
Pennsylvania Intermediate Municipal Bond Fund..................                   $      305,540    $   231,848
Government Money Market Fund...................................                   $    5,350,102    $ 6,001,156
Money Market Fund..............................................                   $   12,326,839    $10,794,622
Ohio Municipal Money Market Fund.......................................           $    1,132,391    $   412,758
Pennsylvania Tax Exempt Money Market Fund..............................           $      565,711    $   280,219
Tax Exempt Money Market Fund...........................................           $    2,199,902    $ 1,061,724
Treasury Money Market Fund.............................................           $    1,204,163    $ 1,513,738

------------------------
*   Not in operation during the period.
(1) For the Period  September 30, 2005  (commencement  of operations) to May 31,
    2006
(2) For the Period April 2, 2004 (commencement of operations) to May 31, 2004.

During the last three fiscal years, advisory fees were waived as set forth below:

FUND                                                               2006               2005                2004
----                                                               ----               ----                ----
International Equity Fund......................................                   $      269,703     $        0
Large Cap Core Equity Fund.....................................                   $            0     $        0
Large Cap Growth Fund..........................................                   $            0     $        0
Large Cap Value Fund...........................................                   $            0     $        0
Mid Cap Value Fund.............................................                   $      150,500     $   77,372
Multi-Factor Mid Cap Growth Fund...............................                   $      148,438     $  122,543
Multi-Factor Small Cap Core Fund..............................(1)                              *              *
Multi-Factor Small Cap Focused Value Fund.....................(1)                              *              *
Multi-Factor Small Cap Growth Fund............................(1)                              *              *
Multi-Factor Small Cap Value Fund..............................                   $            0     $        0
S&P 500 Index Fund.............................................                   $      615,175     $  555,749
Small Cap Core Fund............................................                   $            0     $        0(2)
Small Cap Growth Fund..........................................                   $       59,950     $        0
Aggressive Allocation Fund.....................................                   $       32,750     $   21,269
Balanced Allocation Fund.......................................                   $            0     $        0
Conservative Allocation Fund...................................                   $       28,018     $   21,235
Bond Fund......................................................                   $            0     $        0
Government Mortgage Fund.......................................                   $      399,995     $  219,151
Intermediate Bond Fund.........................................                   $      705,780     $  670,668
Limited Maturity Bond Fund.....................................                   $      284,656     $  338,905
Total Return Advantage Fund....................................                   $      493,148     $  422,105
Ultra Short Bond Fund..........................................                   $      377,214     $  317,192
Intermediate Tax Exempt Bond Fund..............................                   $      234,169     $  270,727
Michigan Intermediate Municipal Bond Fund......................                   $      188,639     $  231,470
Ohio Intermediate Tax Exempt Bond Fund.........................                   $      248,435     $  274,535
Pennsylvania Intermediate Municipal Bond Fund..................                   $       83,329     $   86,944
Government Money Market Fund...................................                   $    1,528,601     $2,400,462
Money Market Fund..............................................                   $    3,521,954     $4,317,849
Ohio Municipal Money Market Fund...............................                   $      647,080     $  550,345
Pennsylvania Tax Exempt Money Market Fund......................                   $      353,570     $  467,032
Tax Exempt Money Market Fund...................................                   $    1,257,087     $1,415,632
Treasury Money Market Fund.....................................                   $      200,694     $  302,748

-----------------------------
*   Not in operation during the period.
(1) For the Period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the Period April 2, 2004  (commencement  of operations) to May 31, 2004.


                  Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser will provide the services under the Advisory Agreements in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to such Fund.


                  The Adviser has entered into a Sub-Advisory Agreement with Polaris, who serves as sub-adviser to a portion of the International Equity Funds' assets that the Adviser has allocated to a value strategy. Polaris will provide a continuous investment program for that portion of the assets of the International Equity Fund that, from time to time, may be allocated to it and according to the investment strategy stated at the time of allocation. The allocation may be determined by the Board, it being understood that the assets so allocated may consist of all, or a portion of, or none of the assets of the Fund, and that the Board or the Adviser has the right to allocate and reallocate such assets at anytime.

                  Polaris, subject to the supervision of the Board of Trustees, is responsible for assisting the Adviser in providing a continuous investment program, including investment research and management with respect to all securities, investments, cash and cash equivalents. Polaris will assist the Adviser in determining from time to time what securities will be purchased, retained or sold by the International Equity Fund. Polaris will provide its services consistent with the investment objective, policies and restrictions of the International Equity Fund stated in its prospectuses and this SAI and resolutions applicable to the International Equity Fund.

                  For its services, Polaris will be paid by the Adviser an annualized fee with respect to the portion of assets of the International Equity Fund allocated to Polaris consistent with the following schedule (each specified number of basis points applies only to assets within its adjacent dollar range):

                          Up to $125 million   - 0.35%
                          $125 to $200 million - 0.40%
                          Over $200 million    - 0.50%


                   The Adviser (or the Sub-Adviser, as the case may be), will place orders pursuant to their investment determinations for the respective Funds either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser (or Sub-Adviser, as the case may be), will use their best efforts to seek on behalf of the Trust and the respective Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser (or Sub-Adviser, as the case may be), will consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser (or Sub-Adviser) may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the respective Funds and/or other accounts over which the Adviser and the Sub-Adviser or any affiliate of any of them exercises investment discretion. Each of the Adviser and Sub-Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser (or Sub-Adviser, as the case may be), determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser or Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

         In no instance will Fund securities be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, the Sub-Adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser (or the Sub-Adviser, as the case may be), may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and/or its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser (or Sub-Adviser) will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and/or such other clients. The Adviser (and Polaris with respect to that portion of the assets of the International Equity Fund allocated to it) will maintain all books and records with respect to the securities transactions for the Funds and furnish to the Trust's Board of Trustees such periodic and special reports as the Board may request.

                  Each Advisory Agreement and the Sub-Advisory Agreement provide that the Adviser (or the Sub-Adviser, as the case may be) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement (or the Sub-Advisory Agreement as the case may be), except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser (or Sub-Adviser, as the case may be) in the performance of its duties or from reckless disregard by the Adviser (or Sub-Adviser, as the case may be) of its duties and obligations thereunder.

         Each Advisory Agreement and the Sub-Advisory Agreement remains in effect for an initial period of up to two years after its approval and will continue in effect with respect to the Fund to which it relates from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement (or Sub-Advisory Agreement) may be terminated by the Trust or the Adviser on 60 days' written notice, and will terminate immediately in the event of its assignment. The Sub-Advisory Agreement also terminates (i) upon the effective date of the termination of the Advisory Agreement with respect to the Allegiant International Equity Fund and (ii) may also be terminated by Polaris after the initial term on 180 days' written notice to the Trust and the Adviser.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS


         A discussion of the Board's deliberations in connection with the annual review of each Advisory Agreement and the Sub-Advisory Agreement is included in the Trust's semi-annual report to shareholders dated November 30, 2005.


PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following tables provide information about funds and accounts, other than the Funds, for which the Funds' portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2006:

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MARTIN SCHULZ                          Registered
  Director of International            Investment
  Equity Investment,                   Companies:
  International Equity
  Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BERNARD R. HORN, JR.                   Registered
President, Polaris Capital             Investment
Management, Inc. (sub-adviser),        Companies:
International Equity Investment
Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SUMANTA BISWAS                         Registered
Assistant Portfolio Manager,           Investment
Polaris Capital Management, Inc.       Companies:
(sub-adviser), International
Equity Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER A. WILES, CFA              Registered
  Managing Senior Director for         Investment
  Core and Growth Equity, Equity       Companies:
  Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LAWRENCE E. EAKIN, JR.                 Registered
  Senior Director of Large Cap         Investment
  Growth Equity, Equity                Companies:
  Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MICHAEL J. HALLORAN, CFA               Registered
  Large Cap Growth Equity              Investment
  Analyst, Equity Investment           Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JOE FAMOSO                             Registered
  Analyst, Equity Investment           Investment
  Management Team                      Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MICHAEL E. SANTELLI, CFA, CPA          Registered
  Senior Director for Value            Investment
  Equity Investment, Mid-Value         Companies:
  Equity Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ALEX L. VALLECILLO, CFA                Registered
  Senior Portfolio Manager,            Investment
  Mid-Value Equity Investment          Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MICHAEL J. CHREN, CFA                  Registered
  Senior Director for Value            Investment
  Investment, Value Equity             Companies:
  Investment Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ANDREW SHIPMAN, CFA                    Registered
  Portfolio Manager, Value             Investment
  Equity Investment Management         Companies:
  Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
EDWARD A. JOHNSON                      Registered
  Equity Analyst, Value Equity         Investment
  Investment Management Team           Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
HITESH PATEL, PHD                      Registered
  Director of Structured Equity        Investment
  Strategies, Structured Equity        Companies:
  Investment Management Team,
  Quantitative Analysis Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PAUL KLEINAITIS, CFA                   Registered
  Senior Portfolio Manager,            Investment
  Structured Equity Investment         Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ROB ROQUITTE, CFA                      Registered
  Senior Portfolio Manager,            Investment
  Structured Equity Investment         Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STEVEN GREINER, PHD                    Registered
  Senior Quantitative                  Investment
  Strategist, Structured Equity        Companies:
  Investment Management Team,
  Quantitative Analysis
  Management Tean
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHEN CHEN                              Registered
  Senior Quantitative Analyst,         Investment
  Quantitative Analysis                Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
RITA ONTKO                             Registered
  Quantitative Analyst,                Investment
  Quantitative Analysis                Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BRIAN L. STINE, CFA                    Registered
  Investment Strategist, Asset         Investment
  Allocation Management Team           Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CRYSTAL STETZY                         Registered
  Strategy Analyst, Asset              Investment
  Allocation Management Team           Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
GORDON A. JOHNSON                      Registered
  Senior Portfolio Manager,            Investment
  Core Equity Investment               Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JAMES E. MINEMAN                       Registered
  Senior Portfolio Manager,            Investment
  Core Equity Investment               Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PETER A. ROY                           Registered
  Senior Investment Analyst,           Investment
  Core Equity Investment               Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LISA A. TETER                          Registered
  Senior Investment Analyst,Core       Investment
  Equity Investment Management         Companies:
  Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ANDREW HARDING                         Registered
  Senior Director for Taxable          Investment
  Fixed Income Investments,            Companies:
  Taxable Fixed Income
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CYNTHIA D. COLE                        Registered
  Director of Corporate Bond           Investment
  Investment, Taxable Fixed            Companies:
  Income Management Team; Senior
  Portfolio Manager, Municipal
  Fixed Income Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TIMOTHY COMPAN, JR., CFA               Registered
  Corporate Bond Specialist,           Investment
  Taxable Fixed Income                 Companies:
  Management Team
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MATTHEW DOWNING                        Registered
  Fixed Income Analyst, Taxable        Investment
  Fixed Income Management Team         Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MARK LOZINA, CFA                       Registered
  Fixed Income Analyst, Taxable        Investment
  Fixed Income Management Team         Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                    # of Accounts
                                                        Total # of                   Managed with     Total Assets with
                                                         Accounts                  Performance-Based  Performance-Based
    Name of Portfolio Manager       Type of Accounts      Managed   Total Assets     Advisory Fee       Advisory Fee
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PATRICK J. AZOURI, CFA                 Registered
  Portfolio Manager, Municipal         Investment
  Fixed Income Team                    Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
KEITH ERWIN                            Registered
Portfolio Manager, Municipal           Investment
Fixed Income Team                      Companies:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Other Pooled
                                  Investment Vehicles:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                    Other Accounts:
------------------------------------------------------------------------------------------------------------------------


DESCRIPTION OF COMPENSATION

                  The Adviser's compensation program for investment professionals is designed to be competitive and appropriate to attract and retain industry-leading talent. The Adviser's objective is to align portfolio managers' compensation with the long-term success of its clients. As determined annually, compensation is a combination of the following: (i) fixed cash base salary; (ii) variable performance based incentive compensation; and (iii) variable discretionary incentive compensation. The overall success of the Adviser determines the total amount of incentive compensation available to investment professionals. Incentive compensation may be in the form of cash or restricted stock, which vests over a four-year period. The Adviser believes that tying awards to both long term (since inception) and shorter term (1-year) performance closely aligns its investment professionals' interests with those of its clients.

                  An investment professional's variable compensation is determined through a process that evaluates quantitative and qualitative factors, however, not all factors apply to each investment professional. Among the factors considered are: pre-tax performance relative to an industry peer group defined by an independent, national consulting firm; contribution to the Adviser's team-oriented management process; revenue growth in strategies managed by a team; success of marketing/business development efforts; and client servicing.

POTENTIAL CONFLICTS OF INTEREST

                  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The side-by-side management of a Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices, such as cross trading between a Fund and another account, raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

                  If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security.

OWNERSHIP OF SECURITIES


                  The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund that he or she manages as of May 31, 2006.

DOLLAR RANGE OF FUND SHARES BENEFICIALLY OWNED
INTERNATIONAL EQUITY FUND
Martin Schulz                                             $_______________
Bernard R. Horn, Jr.                                      $_______________
Sumanta Biswas                                            $_______________

LARGE CAP CORE EQUITY FUND
Christopher A. Wiles, CFA                                 $_______________
Lawrence E. Eakin, Jr.                                    $_______________
Michael J. Halloran, CFA                                  $_______________
Joe Famoso                                                $_______________

LARGE CAP GROWTH FUND
Christopher A. Wiles, CFA                                 $_____________
Lawrence E. Eakin, Jr.                                    $_____________
Michael J. Halloran, CFA                                  $_____________
Joe Famoso                                                $_____________

LARGE CAP VALUE FUND
Michael J. Chren, CFA                                     $______________
Edward A. Johnson                                         $______________
Andrew Shipman, CFA                                       $______________

MID CAP VALUE FUND
Michael E. Santelli, CFA, CPA                             $______________
Alex L. Vallecillo, CFA                                   $_______________

MULTI-FACTOR MID CAP GROWTH FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

MULTI-FACTOR SMALL CAP CORE FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

MULTI-FACTOR SMALL CAP GROWTH FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

MULTI-FACTOR SMALL CAP VALUE FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

S&P 500 INDEX FUND
Hitesh Patel, PhD                                         $__________________
Rita Ontko                                                $__________________
Steven Greiner, PhD                                       $__________________
Chen Chen                                                 $__________________

SMALL CAP CORE FUND
Gordon A. Johnson                                         $__________________
James E. Mineman                                          $__________________
Peter A. Roy                                              $__________________
Lisa A. Teter                                             $__________________

SMALL CAP GROWTH FUND
Hitesh Patel, PhD                                         $__________________
Paul Kleinaitis, CFA                                      $__________________
Rob Roquitte, CFA                                         $__________________
Steven Greiner, PhD                                       $__________________

AGGRESSIVE ALLOCATION FUND
Brian L. Stine, CFA                                       $__________________
Crystal Stetzy                                            $__________________

BALANCED ALLOCATION FUND
Brian L. Stine, CFA                                       $__________________
Crystal Stetzy                                            $__________________

CONSERVATIVE ALLOCATION FUND
Brian L. Stine, CFA                                       $__________________
Crystal Stetzy                                            $__________________

BOND FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

GOVERNMENT MORTGAGE FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

INTERMEDIATE BOND FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

LIMITED MATURITY BOND FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

TOTAL RETURN ADVANTAGE FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

ULTRA SHORT BOND FUND
Andrew Harding                                            $__________________
Cynthia D. Cole                                           $__________________
Timothy Compan, Jr., CFA                                  $__________________
Matthew Downing                                           $__________________
Mark Lozina, CFA                                          $__________________

INTERMEDIATE TAX EXEMPT BOND FUND
Cynthia D. Cole                                           $__________________
Patrick J. Azouri, CFA                                    $__________________
Keith Erwin                                               $__________________

MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Cynthia D. Cole                                           $__________________
Patrick J. Azouri, CFA                                    $__________________
Keith Erwin                                               $__________________

OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Cynthia D. Cole                                           $__________________
Patrick J. Azouri, CFA                                    $__________________
Keith Erwin                                               $__________________

PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Cynthia D. Cole                                           $__________________
Patrick J. Azouri, CFA                                    $__________________
Keith Erwin                                               $__________________


PROXY VOTING POLICIES AND PROCEDURES


                  The Trust is required to disclose information concerning the Funds' proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser or the Sub-Adviser, as the case may be, will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-622-FUND (3863) and (2) on the SEC's website at http://www.sec.gov.


ADMINISTRATION AND ACCOUNTING SERVICES


                  The Trust has entered into a Restated Co-Administration and Accounting Services Agreement dated August 31, 2004 (the "Co-Administration Agreement") with PFPC and NCB (together with PFPC, the "Co-Administrators"), pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust. This agreement superseded a prior agreement with all such parties dated June 1, 2003.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  PFPC is a wholly owned subsidiary of PNC Financial Services Group. NCB is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund.


                  During the fiscal years ended May 31, 2006, 2005 and 2004 the Trust paid to the Co-Administrators, administration fees, net of fee waivers, as set forth below.

FUND                                                                      2006             2005              2004
----                                                                      ----             ----              ----
International Equity Fund...........................................   $               $     195,689     $  217,100
Large Cap Core Equity Fund..........................................   $               $     157,712     $  137,345
Large Cap Growth Fund...............................................   $               $     475,015     $  498,427
Large Cap Value Fund................................................   $               $     418,614     $  396,914
Mid Cap Value Fund..................................................   $               $      42,368     $   38,598
Multi-Factor Mid Cap Growth Fund....................................   $               $      37,528     $   68,424
Multi-Factor Small Cap Core Fund....................................   $         (1)               *              *
Multi-Factor Small Cap Focused Value Fund...........................   $         (1)               *              *
Multi-Factor Small Cap Growth Fund..................................   $         (1)               *              *
Multi-Factor Small Cap Value Fund...................................   $               $     767,769     $  729,703
S&P 500 Index Fund..................................................   $               $     289,363     $  259,333
Small Cap Core Fund.................................................   $               $      56,598     $    2,753(2)
Small Cap Growth Fund...............................................   $               $      67,326     $  143,624
Aggressive Allocation Fund..........................................   $               $       9,112     $    5,955
Balanced Allocation Fund............................................   $               $     114,228     $  106,695
Conservative Allocation Fund........................................   $               $       7,822     $    5,946
Bond Fund ..........................................................   $               $     287,353     $  372,393
Government Mortgage Fund............................................   $               $     186,835     $  172,729
Intermediate Bond Fund..............................................   $               $     328,215     $  312,978
Limited Maturity Bond Fund..........................................   $               $     204,749     $  237,234
Total Return Advantage Fund.........................................   $               $     229,736     $  196,983
Ultra Short Bond Fund...............................................   $               $     131,899     $  110,897
Intermediate Tax Exempt Bond Fund...................................   $               $     110,788     $  126,339
Michigan Intermediate Municipal Bond Fund...........................   $               $      90,028     $  108,019
Ohio Intermediate Tax Exempt Bond Fund..............................   $               $     117,020     $  128,116
Pennsylvania Intermediate Municipal Bond Fund.......................   $               $      39,213     $   40,573
Government Money Market Fund........................................   $               $   1,117,013     $1,680,324
Money Market Fund...................................................   $               $   2,502,470     $3,022,494
Ohio Municipal Money Market Fund....................................   $               $     221,558     $  192,621
Pennsylvania Tax Exempt Money Market Fund...........................   $               $     102,255     $  130,769
Tax Exempt Money Market Fund........................................   $               $     443,204     $  495,471
Treasury Money Market Fund..........................................   $               $     302,530     $  423,847

-----------------------
*   Not in operation during the period.
(1) For the Period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the period April 2, 2004  (commencement  of operations) to May 31,
    2004.

                  For the fiscal years ended May 31, 2006, 2005 and 2004, no administration fees were waived.

DISTRIBUTOR


                  The Distributor acts as principal underwriter for the Funds' shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.


                  Unless otherwise terminated, the Distribution Agreement between the Trust and the Distributor continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Distributor, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party.

         The Distributor was paid the following aggregate combined commissions on sales of Class A, Class B, and Class C shares during the last three fiscal years.

FUND                                                                   2006             2005              2004
----                                                                   ----             ----              ----
International Equity Fund.....................................                     $     13,679     $     29,524
Large Cap Core Equity Fund....................................                     $     52,359     $    203,106
Large Cap Growth Fund.........................................                     $    137,625     $    317,476
Large Cap Value Fund..........................................                     $    185,474     $    351,331
Mid Cap Value Fund..............................................                   $     47,959     $    270,560
Multi-Factor Mid Cap Growth Fund................................                   $     33,188     $     84,379
Multi-Factor Small Cap Core Fund................................ (1)                          *                *
Multi-Factor Small Cap Focused Value Fund....................... (1)                          *                *
Multi-Factor Small Cap Growth Fund.............................. (1)                          *                *
Multi-Factor Small Cap Value Fund...............................                   $    598,229     $    458,476
S & P 500 Index Fund............................................                   $     60,283     $     54,647
Small Cap Core Fund.............................................                   $     54,620     $   3,111(2)
Small Cap Growth Fund...........................................                   $     31,123     $    141,353
Aggressive Allocation Fund......................................                   $     19,452     $     41,757
Balanced Allocation Fund........................................                   $     47,218     $    122,423
Conservative Allocation Fund....................................                   $      8,801     $     30,058
Bond Fund.......................................................                   $     20,698     $     23,063
Government Mortgage Fund........................................                   $     39,821     $     57,289
Intermediate Bond Fund..........................................                   $     91,067     $    362,749
Limited Maturity Bond Fund......................................                   $      9,915     $     25,146
Total Return Advantage Fund.....................................                   $     23,183     $     43,581
Ultra Short Bond Fund...........................................                   $      8,705     $     28,806
Intermediate Tax Exempt Bond Fund...............................                   $     15,285     $     17,290
Michigan Intermediate Municipal Bond Fund.......................                   $     22,854     $     13,862
Ohio Intermediate Tax Exempt Bond Fund..........................                   $     44,066     $     26,232
Pennsylvania Intermediate Municipal Bond Fund...................                   $      3,276     $      6,991
Government Money Market Fund....................................                   $          0     $          0
Money Market Fund...............................................                   $      5,382     $      9,672
Ohio Municipal Money Market Fund................................                   $          0     $          0
Pennsylvania Tax Exempt Money Market Fund.......................                   $          0     $          0
Tax Exempt Money Market Fund....................................                   $          0     $          0
Treasury Money Market Fund......................................                   $          0     $          0

-----------------------
*   Not in operation during the period.
(1) For the Period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the Period April 2, 2004  (commencement  of operations) to May 31,
    2004.

         The  Distributor   retained   approximately   the  following   combined
commissions on sales of Class A, Class B and Class C shares during the last three fiscal years:

FUND                                                                   2006             2005              2004
----                                                                   ----             ----              ----
International Equity Fund.......................................                   $        117     $        971
Large Cap Core Equity Fund......................................                   $         88     $         75
Large Cap Growth Fund...........................................                   $      1,203     $      1,218
Large Cap Value Fund............................................                   $        615     $      1,037
Mid Cap Value Fund..............................................                   $         68     $        263
Multi-Factor Mid Cap Growth Fund................................                   $        120     $        230
Multi-Factor Small Cap Core Fund ............................... (1)                          *                *
Multi-Factor Small Cap Focused Value Fund....................... (1)                          *                *
Multi-Factor Small Cap Growth Fund.............................. (1)                          *                *
Multi-Factor Small Cap Value Fund...............................                   $      5,646     $      5,042
S & P 500 Index Fund............................................                   $        362     $        901
Small Cap Core Fund.............................................                   $        356     $       0(2)
Small Cap Growth Fund...........................................                   $        438     $      4,100
Aggressive Allocation Fund......................................                   $        347     $        175
Balanced Allocation Fund........................................                   $      (347)     $        679
Conservative Allocation Fund....................................                   $          8     $        179
Bond Fund.......................................................                   $         52     $      1,135
Government Mortgage Fund........................................                   $         15     $        186
Intermediate Bond Fund..........................................                   $         48     $      2,074
Limited Maturity Bond Fund......................................                   $          0     $        338
Total Return Advantage Fund.....................................                   $        102     $      1,774
Ultra Short Bond Fund...........................................                   $          5     $          0
Intermediate Tax Exempt Bond Fund...............................                   $          0     $         14
Michigan Intermediate Municipal Bond Fund.......................                   $         22     $          0
Ohio Intermediate Tax Exempt Bond Fund..........................                   $         28     $         12
Pennsylvania Intermediate Municipal Bond Fund...................                   $          0     $          0
Government Money Market Fund....................................                   $          0     $          0
Money Market Fund...............................................                   $         31     $          0
Ohio Municipal Money Market Fund................................                   $          0     $          0
Pennsylvania Tax Exempt Money Market Fund.......................                   $          0     $          0
Tax Exempt Money Market Fund....................................                   $          0     $          0
Treasury Money Market Fund......................................                   $          0     $          0

-----------------------
*   Not in operation during the period.
(1) For the Period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the Period April 2, 2004 (commencement of operations) to May 31, 2004.



DISTRIBUTION PLANS AND RELATED AGREEMENT


                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for Class A and Class I Shares (the "A and I Shares Plan"), a Distribution Plan for Class B Shares ("B Shares Plan") and a Distribution Plan for Class C Shares (the "C Shares Plan") (collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of Class I Shares and Class A Shares, Class B Shares and Class C Shares respectively. As required by Rule 12b-1, the Trust's Plans and any related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders. For instance, asset growth resulting from the Plan can be expected to benefit Trust shareholders through the realization of economies of scale and potentially lower expense levels.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Trust's case, the Distributor) provide for the trustees' review quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in the Plans that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plans may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the Plans or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days' written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that each Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A Shares and Class I Shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund's Class A Shares and Class I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund's prospectus for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.


                  The B Shares Plan provides that the Funds will compensate the Distributor from Class B Share assets for distribution of Class B Shares in an amount not to exceed .75% per annum (.65% with respect to the Aggressive Allocation and Conservative Allocation Funds) of the average daily net assets of such class. The C Shares Plan provides that the Funds may compensate the Distributor from Class C Share assets for distribution of Class C Shares in an amount not to exceed .75% (.65% with respect to the Aggressive Allocation and Conservative Allocation Funds) per annum of the average daily net assets of such shares. Payments to the Distributor under the B Shares Plan and C Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of a Fund's Class B Shares and Class C Shares, respectively. Such expenses and activities may include but are not limited to:
(a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Class B Shares and Class C Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each a "Distribution Organization") with respect to a Fund's Class B Shares or Class C Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Class B Shares or Class C Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  During the fiscal year ended May 31, 2006, the Trust paid the Distributor the following amounts under the A and I Shares Plan:

FUND                                                                   2006
----                                                                   ----
International Equity Fund
     A Shares.................................................
     I Shares.................................................
Large Cap Core Equity Fund
     A Shares.................................................
     I Shares.................................................
Large Cap Growth Fund
     A Shares.................................................
     I Shares.................................................
Large Cap Value Fund
     A Shares.................................................
     I Shares.................................................
Mid Cap Value Fund
     A Shares.................................................
     I Shares.................................................
Multi-Factor Mid Cap Growth Fund
     A Shares.................................................
     I Shares.................................................
Multi-Factor Small Cap Core Fund
     A Shares.................................................
     I Shares.................................................
Multi-Factor Small Cap Focused Value Fund
     A Shares.................................................
     I Shares.................................................
Multi-Factor Small Cap Growth
     A Shares.................................................
     I Shares.................................................
Multi-Factor Small Cap Value Fund
     A Shares.................................................
     I Shares.................................................
S & P 500 Index Fund
     A Shares.................................................
     I Shares.................................................
Small Cap Core Fund
     A Shares.................................................
     I Shares.................................................
Small Cap Growth Fund
     A Shares.................................................
     I Shares.................................................
Aggressive Allocation Fund
     A Shares.................................................
     I Shares.................................................
Balanced Allocation Fund
     A Shares.................................................
     I Shares.................................................
Conservative Allocation Fund
     A Shares.................................................
     I Shares.................................................
Bond Fund
     A Shares.................................................
     I Shares.................................................
Government Mortgage Fund
     A Shares.................................................
     I Shares.................................................
Intermediate Bond Fund
     A Shares.................................................
     I Shares.................................................
Limited Maturity Bond Fund
     A Shares.................................................
     I Shares.................................................

FUND                                                                   2006
----                                                                   ----
Total Return Advantage Fund
     A Shares.................................................
     I Shares.................................................
Ultra Short Bond Fund
     A Shares.................................................
     I Shares.................................................
Intermediate Tax Exempt Bond Fund
     A Shares.................................................
     I Shares.................................................
Michigan Intermediate Municipal Bond Fund
     A Shares.................................................
     I Shares.................................................
Ohio Intermediate Tax Exempt Bond Fund
     A Shares.................................................
     I Shares.................................................
Pennsylvania Intermediate Municipal Bond Fund
     A Shares.................................................
     I Shares.................................................
Government Money Market Fund
     A Shares.................................................
     I Shares.................................................
Money Market Fund
     A Shares.................................................
     I Shares.................................................
Ohio Municipal Money Market Fund
     A Shares.................................................
     I Shares.................................................
Pennsylvania Tax Exempt Money Market Fund
     A Shares.................................................
     I Shares.................................................
Tax Exempt Money Market Fund
     A Shares.................................................
     I Shares.................................................
Treasury Money Market Fund
     A Shares.................................................
     I Shares.................................................

                  During the fiscal year ended May 31, 2006, the Trust paid the Distributor the following amounts under the B Shares Plan:

FUND                                                                  2006
----                                                                  ----
International Equity Fund.....................................
Large Cap Core Equity Fund....................................
Large Cap Growth Fund.........................................
Large Cap Value Fund..........................................
Mid Cap Value Fund............................................
Multi-Factor Mid Cap Growth Fund..............................
Multi-Factor Small Cap Value Fund.............................
S & P 500 Index Fund..........................................
Small Cap Core Fund...........................................
Small Cap Growth Fund.........................................
Aggressive Allocation Fund....................................
Balanced Allocation Fund......................................

FUND                                                                   2006
----                                                                   ----
Conservative Allocation Fund..................................
Bond Fund.....................................................
Government Mortgage Fund......................................
Intermediate Bond Fund........................................
Limited Maturity Bond Fund....................................
Total Return Advantage Fund...................................
Intermediate Tax Exempt Bond Fund.............................
Michigan Intermediate Municipal Bond Fund.....................
Ohio Intermediate Tax Exempt Bond Fund........................
Money Market Fund.............................................

                  During the fiscal year ended May 31, 2006, the Trust paid the Distributor the following amounts under the C Shares Plan:

FUND                                                                  2006
----                                                                  ----
International Equity Fund.......................................
Large Cap Core Equity Fund......................................
Large Cap Growth Fund...........................................
Large Cap Value Fund............................................
Mid Cap Value Fund..............................................
Multi-Factor Mid Cap Growth Fund................................
Multi-Factor Small Cap Core Fund................................
Multi-Factor Small Cap Focused Value Fund.......................
Multi-Factor Small Cap Growth Fund..............................
Multi-Factor Small Cap Value Fund...............................
S & P 500 Index Fund............................................
Small Cap Core Fund.............................................
Small Cap Growth Fund...........................................
Aggressive Allocation Fund......................................
Balanced Allocation Fund........................................
Conservative Allocation Fund....................................
Bond Fund.......................................................
Government Mortgage Fund........................................
Intermediate Bond Fund..........................................
Limited Maturity Bond Fund......................................
Total Return Advantage Fund.....................................
Intermediate Tax Exempt Bond Fund...............................
Michigan Intermediate Municipal Bond Fund.......................
Ohio Intermediate Tax Exempt Bond Fund..........................
Pennsylvania Intermediate Municipal Bond Fund...................
Money Market Fund...............................................

                  During the fiscal year ended May 31, 2006, the Distributor incurred the following expenses in connection with distribution under the A and I Shares Plan:

                                                                                               PRINTING AND    PREPARATION
                                                                                                MAILING OF         AND
                                                                                 ALLOCABLE     PROSPECTUSES    DISTRIBUTION
                                                               COMPENSATION       OVERHEAD,      TO OTHER       OF SALES
                                                                AND EXPENSES      TELEPHONE        THAN        LITERATURE
                                                 COMPENSATION    OF SALES        AND TRAVEL       CURRENT         AND
FUND                                              TO DEALERS     PERSONNEL        EXPENSES      SHAREHOLDERS   ADVERTISING   TOTALS

International Equity Fund
     Class A......................................
     Class I......................................
Large Cap Core Equity Fund
     Class A......................................
     Class I......................................

                                                                                               PRINTING AND    PREPARATION
                                                                                                MAILING OF         AND
                                                                                 ALLOCABLE     PROSPECTUSES    DISTRIBUTION
                                                               COMPENSATION       OVERHEAD,      TO OTHER       OF SALES
                                                                AND EXPENSES      TELEPHONE        THAN        LITERATURE
                                                 COMPENSATION    OF SALES        AND TRAVEL       CURRENT         AND
FUND                                              TO DEALERS     PERSONNEL        EXPENSES      SHAREHOLDERS   ADVERTISING   TOTALS

Large Cap Growth Fund
     Class A......................................
     Class I......................................
Large Cap Value Fund
     Class A......................................
     Class I......................................
Mid Cap Value Fund
     Class A......................................
     Class I......................................
Multi-Factor Mid Cap Growth Fund
     Class A......................................
     Class I......................................
Multi-Factor Small Cap Core
     Class A......................................
     Class I......................................
Multi-Factor Small Cap Focused Value
     Class A......................................
     Class I......................................
Multi-Factor Small Cap Growth
     Class A......................................
     Class I......................................
Multi-Factor Small Cap Value Fund
     Class A......................................
     Class I......................................
S & P 500 Index Fund
     Class A......................................
     Class I......................................
Small Cap Core Fund
     Class A......................................
     Class I......................................
Small Cap Growth Fund
     Class A......................................
     Class I......................................
Aggressive Allocation Fund
     Class A......................................
     Class I......................................
Balanced Allocation Fund
     Class A......................................
     Class I......................................
Conservative Allocation Fund
     Class A......................................
     Class I......................................
Bond Fund
     Class A......................................
     Class I......................................
Government Mortgage Fund
     Class A......................................
     Class I......................................

                                      102

                                                                                               PRINTING AND    PREPARATION
                                                                                                MAILING OF         AND
                                                                                 ALLOCABLE     PROSPECTUSES    DISTRIBUTION
                                                               COMPENSATION       OVERHEAD,      TO OTHER       OF SALES
                                                                AND EXPENSES      TELEPHONE        THAN        LITERATURE
                                                 COMPENSATION    OF SALES        AND TRAVEL       CURRENT         AND
FUND                                              TO DEALERS     PERSONNEL        EXPENSES      SHAREHOLDERS   ADVERTISING   TOTALS

Intermediate Bond Fund
     Class A......................................
     Class I......................................
Limited Maturity Bond Fund
     Class A......................................
     Class I......................................
Total Return Advantage Fund
     Class A......................................
     Class I......................................
Ultra Short Bond Fund
     Class A......................................
     Class I......................................
Intermediate Tax Exempt Bond Fund
     Class A......................................
     Class I......................................
Michigan Intermediate Municipal Bond Fund
     Class A......................................
     Class I......................................
Ohio Intermediate Tax Exempt Bond Fund
     Class A......................................
     Class I......................................
Pennsylvania Intermediate Municipal Bond Fund
     Class A......................................
     Class I......................................
Government Money Market Fund
     Class A......................................
     Class I......................................
Money Market Fund
     Class A......................................
     Class I......................................
Ohio Municipal Money Market Fund
     Class A......................................
     Class I.........................................
Pennsylvania Tax Exempt Money Market Fund
     Class A......................................
     Class I......................................
Tax Exempt Money Market Fund
     Class A......................................
     Class I......................................
Treasury Money Market Fund
     Class A......................................
     Class I......................................

                  During the fiscal year ended May 31, 2006, the Distributor incurred the following expenses in connection with distribution under the B Shares Plan:

                                                                                               PRINTING AND    PREPARATION
                                                                                                MAILING OF         AND
                                                               COMPENSATION       ALLOCABLE    PROSPECTUSES    DISTRIBUTION
                                                              AND EXPENSES OF     OVERHEAD,      TO OTHER       OF SALES
                                                              THE DISTRIBUTOR    TELEPHONE         THAN        LITERATURE
                                                 COMPENSATION  AND ITS SALES     AND TRAVEL       CURRENT         AND
FUND                                              TO DEALERS     PERSONNEL        EXPENSES      SHAREHOLDERS   ADVERTISING   TOTALS
International Equity Fund.........................
Large Cap Core Equity Fund........................
Large Cap Growth Fund.............................
Large Cap Value Fund..............................
Mid Cap Value Fund................................
Multi-Factor Mid Cap Growth Fund..................
Multi-Factor Small Cap Value Fund.................
S & P 500 Index Fund..............................
Small Cap Core Fund...............................
Small Cap Growth Fund.............................
Aggressive Allocation Fund........................
Balanced Allocation Fund..........................
Conservative Allocation Fund......................
Bond Fund.........................................
Government Mortgage Fund..........................
Intermediate Bond Fund............................
Limited Maturity Bond Fund........................
Total Return Advantage Fund.......................
Intermediate Tax Exempt Bond Fund.................
Michigan Intermediate Municipal Bond Fund.........
Ohio Intermediate Tax Exempt Bond Fund............
Money Market Fund.................................
Tax Exempt Money Market Fund......................

                  During the fiscal year ended May 31, 2006, the Distributor incurred the following expenses in connection with distribution under the C Shares Plan:

                                                                                               PRINTING AND    PREPARATION
                                                                                                MAILING OF         AND
                                                               COMPENSATION       ALLOCABLE    PROSPECTUSES    DISTRIBUTION
                                                              AND EXPENSES OF     OVERHEAD,      TO OTHER       OF SALES
                                                              THE DISTRIBUTOR    TELEPHONE         THAN        LITERATURE
                                                 COMPENSATION  AND ITS SALES     AND TRAVEL       CURRENT         AND
FUND                                              TO DEALERS     PERSONNEL        EXPENSES      SHAREHOLDERS   ADVERTISING   TOTALS
International Equity Fund.........................
Large Cap Core Equity Fund........................
Large Cap Growth Fund.............................
Large Cap Value Fund..............................
Mid Cap Value Fund................................
Multi-Factor Mid Cap Growth Fund..................
Multi-Factor Small Cap Core Fund..................
Multi-Factor Small Cap Focused Value Fund.........
Multi-Factor Small Cap Growth Fund................
Multi-Factor Small Cap Value Fund.................
S & P 500 Index Fund..............................
Small Cap Core Fund...............................

Small Cap Growth Fund.............................
Aggressive Allocation Fund........................
Balanced Allocation Fund..........................
Conservative Allocation Fund......................
Bond Fund.........................................
Government Mortgage Fund..........................
Intermediate Bond Fund............................
Limited Maturity Bond Fund........................
Total Return Advantage Fund.......................
Intermediate Tax Exempt Bond Fund.................
Michigan Intermediate Municipal Bond Fund.........
Ohio Intermediate Tax Exempt Bond Fund............
Pennsylvania Intermediate Municipal Bond Fund.....
Money Market Fund.................................


                  The Adviser,  its  affiliates  or the Funds'  Distributor  may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and National Association of Securities Dealers. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Funds to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Funds' shares or the provision of services to the Funds.

                  From time to time, the Adviser or the Funds' Distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS


                  PFPC Trust Company, Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust pursuant to a Custodian Services Agreement dated February 21, 2006. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Prior to February 21, 2006, NCB served as the Trust's custodian with respect to the Funds.

                  PFPC, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders. Prior to June 10, 2006, State Street Bank and Trust Company served as the Trust's transfer agent and dividend disbursing agent with respect to the Funds.


                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented a Shareholder Services Plan with respect to Class A Shares, Class B Shares and Class C Shares (the "Services
Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's Class A Shares, Class B Shares or Class C Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the NAV attributable to each Fund's Class A Shares, Class B Shares or Class C Shares held by a financial institution's customers.

                  Services under the Services Plan may include:

                  (i) aggregating and processing purchase and redemption requests from customers;
                  (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;
                  (iii)  processing dividend payments from the Funds;
                  (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;
                  (v)    arranging for bank wires;
                  (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;
                  (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
                  (viii) forwarding shareholder communications; and
                  (ix)   other similar services requested by the Trust.

                  Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS

                  Pursuant to the Advisory Agreements and the Sub-Advisory Agreements, the Adviser and Sub-Adviser are responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser and Sub-Adviser purchase portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.


                  For the last three fiscal years, the Funds paid brokerage commissions in the aggregate as follows:

FUND                                                                    2006              2005             2004
----                                                                    ----              ----             ----
International Equity Fund........................................   $                        1,413,671      $ 1,411,450
Large Cap Core Equity Fund.......................................   $                  $       362,484      $   307,851
Large Cap Growth Fund............................................                            1,403,888      $ 1,576,768
Large Cap Value Fund.............................................   $                  $       625,617      $   854,451
Mid Cap Value Fund...............................................   $                  $       183,919      $   203,902
Multi-Factor Mid Cap Growth Fund.................................   $                  $       614,103      $ 1,076,756
Multi-Factor Small Cap Core......................................   $          (1)                   *                *
Multi-Factor Small Cap Focused Value.............................   $          (1)                   *                *
Multi-Factor Small Cap Growth....................................   $          (1)                   *                *
Multi-Factor Small Cap Value Fund................................   $                  $     5,924,318      $ 6,145,384
S&P 500 Index Fund...............................................   $                  $       124,099      $    35,658
Small Cap Core Fund..............................................   $                  $       302,129      $    58,246(2)
Small Cap Growth Fund............................................                            2,048,865      $ 5,767,660
Aggressive Allocation Fund.......................................   $                  $             0      $         0
Balanced Allocation Fund.........................................   $                  $       245,635      $   560,504
Conservative Allocation Fund.....................................   $                  $             0      $         0
Bond Fund........................................................   $                  $           810      $         0
Government Mortgage Fund.........................................   $                  $             0      $         0
Intermediate Bond Fund...........................................   $                  $         1,080      $         0


                                      106

FUND                                                                    2006              2005             2004
----                                                                    ----              ----             ----

Limited Maturity Bond Fund.......................................   $                  $             0       $        0
Total Return Advantage Fund......................................   $                  $           630       $        0
Ultra Short Bond Fund............................................   $                  $             0       $        0
Intermediate Tax Exempt Bond Fund................................   $                  $             0       $        0
Michigan Intermediate Municipal Bond Fund........................   $                  $             0       $        0
Ohio Intermediate Tax Exempt Bond Fund...........................   $                  $             0       $        0
Pennsylvania Intermediate Municipal Bond Fund....................   $                  $             0       $        0

------------------------------
*   Not in operation during the period.
(1) For the Period September 30, 2005 (commencement of operations) to May 31, 2006.
(2) For the period April 2, 2004  (commencement  of operations) to May 31,
    2004.

                  While the Adviser and Sub-Adviser generally seek competitive spreads or commissions, they may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser and Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreements and the Sub-Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser and Sub-Adviser are authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser and Sub-Adviser may receive orders for transactions by the Funds. Such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and Sub-Adviser and does not reduce the fees payable to the Adviser by the Funds or to the Sub-Adviser by the Adviser. Such information may be useful to the Adviser and Sub-Adviser in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser and Sub-Adviser in carrying out their obligations to the Funds.

                  Portfolio securities will not be purchased from or sold to the Trust's Adviser, Sub-Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser's or Sub-Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund's aggregate holdings of securities of its regular broker-dealers as of May 31, 2006 is as follows:

                                                                                            VALUE OF FUND'S
                                                                                            AGGREGATE HOLDINGS OF
FUND NAME                                         ISSUER                                    ISSUER
------------------------------------------------- ----------------------------------------- --------------------------
International Equity Fund                         UBS                                                      $_______
                                                  Barclays                                                 $_______
                                                  Deutsche Bank                                            $_______
Large Cap Core Equity Fund                        Goldman, Sachs Group, Inc.                               $_______
                                                  JP Morgan Chase                                          $_______
                                                  Bank of America                                          $_______
                                                  Merrill Lynch                                            $_______

Large Cap Growth Fund                             Goldman, Sachs & Co                                      $_______

Large Cap Value Fund                              Bank of America                                          $_______
                                                  JP Morgan Chase                                          $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Goldman, Sachs & Co.                                     $_______

Mid Cap Value Fund                                Bear Stearns & Co., Inc.                                 $_______

Multi-Factor Small Cap Core Fund                                                                           $_______

Multi-Factor Small Cap Focused Value Fund                                                                  $_______

Multi-Factor Small Cap Growth Fund                                                                         $_______

S&P 500 Index Fund                                Bank of America                                          $_______
                                                  JP Morgan Chase                                          $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Merrill Lynch                                            $_______
                                                  Goldman, Sachs & Co.                                     $_______
                                                  Lehman Brothers Inc.                                     $_______
                                                  Bear Stearns & Co., Inc.                                 $_______

Total Return Advantage Fund                       Lehman Brothers Inc.                                     $_______
                                                  JP Morgan Chase                                          $_______
                                                  Goldman, Sachs & Co.                                     $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Bear Stearns & Co., Inc.                                 $_______
                                                  Merrill Lynch                                            $_______
                                                  Bank of America                                          $_______

Balanced Allocation Fund                          Goldman, Sachs & Co.                                     $_______
                                                  Bank of America                                          $_______
                                                  JP Morgan Chase                                          $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Merrill Lynch                                            $_______
                                                  UBS                                                      $_______
                                                  Barclays                                                 $_______
                                                  Deutche Bank                                             $_______
                                                  Bank of America                                          $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Lehman Brothers Inc.                                     $_______
                                                  JP Morgan Chase                                          $_______
                                                  Goldman Sachs                                            $_______

Bond Fund                                         Morgan Stanley & Co., Inc.                               $_______
                                                  Bank of America                                          $_______
                                                  Bear Stearns & Co., Inc.                                 $_______
                                                  Goldman Sachs & Co.                                      $_______

Intermediate Bond Fund                            JP Morgan Chase                                          $_______
                                                  Goldman, Sachs & Co                                      $_______
                                                  Lehman Brothers Inc.                                     $_______
                                                  Credit Suisse First Boston                               $_______
                                                  Bank of America                                          $_______
                                                  Merrill Lynch                                            $_______

Limited Maturity Bond Fund                        JP Morgan Chase                                          $_______
                                                  Goldman Sachs & Co.                                      $_______
                                                  Credit Suisse First Boston                               $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Bank of America                                          $_______
                                                  Bear Stearns & Co., Inc.                                 $_______
                                                  Lehman Brothers Inc.                                     $_______

Ultra Short Bond Fund                             Bear Stearns & Co., Inc.                                 $_______
                                                  Lehman Brothers Inc.                                     $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  JP Morgan Chase                                          $_______

Money Market Fund                                 Morgan Stanley & Co., Inc.                               $_______
                                                  Greenwich Capital                                        $_______
                                                  UBS Securities                                           $_______
                                                  Bank of America                                          $_______
                                                  Credit Suisse First Boston                               $_______
                                                  Barclays                                                 $_______
                                                  Goldman Sachs                                            $_______

Government Money Market Fund                      Bank of America                                          $_______
                                                  Morgan Stanley & Co., Inc.                               $_______
                                                  Greenwich Capital                                        $_______


                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Funds, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds' accounts are customers of the commercial departments of any of the Adviser's affiliates.


                  Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser or Sub-Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreements and the Sub-Advisory Agreement, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  [_____], Independent Registered Public Accounting Firm, with offices at [_____], serve as the Independent Registered Public Accounting Firm for the Funds. The financial highlights for the Funds included in the Prospectuses and the financial statements for the Funds contained in the [_____]and [_____] have been audited by [_____], except as described below.]


                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby. [_____], acts as special Ohio counsel for the Trust with respect to certain matters under Ohio law. [_____], acts as special Michigan counsel for the Trust with respect to certain matters under Michigan law.

                             PERFORMANCE INFORMATION


YIELD FOR THE FIXED INCOME FUNDS AND TAX-FREE BOND FUNDS

                  A Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the NAV per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                    Yield = 2 [([(a-b)/cd] + 1)6) - 1]

         Where:            a =      dividends  and  interest  earned  during the
                                    period.

                           b = expenses accrued for the period (net of reimbursements).

                           c =      the  average   daily    number   of   shares
                                    outstanding during the period that were entitled to receive dividends.

                           d = maximum offering price per share on the last day of the period.

                  The Fixed Income Funds and Tax-Free Bond Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "Sales Charges - Front-End Sales Charges - Class A Shares" and "Sales Charges - Contingent Deferred Sales Charges
- Class B Shares and Class C Shares".

                  The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

YIELDS FOR THE MONEY MARKET FUNDS

                  Yields for the Money Market Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Money Market Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Money Market Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Money Market Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Money Market Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Money Market Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                  The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may calculate a "tax equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt.

TOTAL RETURN

                  Each Fund (other than the Money Market Funds) computes its "average annual total return (before taxes)" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                             T = [(ERV / P)1/n - 1]

         Where:            T =      average annual total return

                           ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =      hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in terms of years

                  Each Fund computes its aggregate total returns (before taxes) by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T = (ERV/P) - 1

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of any contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

                  "Average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for each Fund (other than the Money Market Funds) are included in the Prospectuses.

                  "Average  annual total return (after taxes on  distributions)"
for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

                  "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING

                  From time to time the performance of the Funds may be quoted in advertisements and various financial publications.

                  The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

                                  MISCELLANEOUS

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in this SAI, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  The assets belonging to a Fund include the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining a Fund's NAV, assets belonging to a Fund are charged with the liabilities with respect to that Fund.


                  As of September 1, 2006, the following persons owned of record 5 percent or more of the outstanding shares of the Funds of the Trust:

               [5% SHAREHOLDERS TABLE TO BE INSERTED BY AMENDMENT]

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.


         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:


         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


         Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.


         "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.


         "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.


         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:


         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.


         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.


         "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.


LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.


         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


         "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


         "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.


         In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


         "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "N.R." - Not rated.


         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


         The following summarizes long-term ratings used by Fitch:


         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.


         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.


         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.


         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".


         "NR" indicates that Fitch does not rate the issuer or issue in question.


         The following summarizes the ratings used by DBRS for long-term debt:


         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.


         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.


         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS


         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:


         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

          "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.


Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.


DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B


                  Each Equity Fund, Fixed Income Fund and the Balanced Allocation Fund (the "Funds") may enter into certain futures transactions and options for hedging purposes or, as described in the Statement of Additional Information ("SAI"), to seek to increase total return. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the Commodity Futures Trading Commission ("CFTC") as a contract market or registered with the CFTC as a derivatives transaction execution facility ("DTEF"). The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.


                  EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser (or Sub-Adviser) wants to fix the current market value of this Fund security until some point in the future. Assume the Fund security has a market value of 100, and the Adviser (or Sub-Adviser) believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the Fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.


                  In that case, the five point loss in the market value of the Fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.


                  The Adviser (or Sub-Adviser) could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the Fund securities, including the Fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.


                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.


                  EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser (or Sub-Adviser) wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser (or Sub-Adviser) believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The Adviser (or Sub-Adviser) could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.


                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX AND SECURITY FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 Index or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indexes (as defined in the Commodity Futures Modernization Act of 2000) (together "security futures;" broader-based index futures are referred to as "index futures").

                  Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

                  The Fund may sell index futures and security futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures and security futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

                  As   described  in  the  SAI,  a  Fund  may  use  futures  for
non-hedging (speculative) purposes to increase total return.

MARGIN PAYMENTS

                  Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by the Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser (or Sub-Advisers). Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser (or Sub-Adviser).

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser (or Sub-Adviser) may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on a board of trade or other trading facility which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the Adviser's (or Sub-Adviser's) ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                   APPENDIX C


                       ALLEGIANT ASSET MANAGEMENT COMPANY
                       PROXY VOTING POLICY AND PROCEDURES
                                  JULY 25, 2005


The purpose of these proxy voting policy and procedures is to ensure that Allegiant Asset Management Company ("AAM") and the subsidiary banks of National City Corporation (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. AAM and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

NEW ACCOUNT PROCEDURES

AAM's standard Investment Management Agreement conveys the authority to vote proxies to AAM. When the agreement states that the client has delegated proxy-voting authority to AAM, AAM will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that AAM vote in accordance with such client's proxy voting policy and provides this proxy voting policy to AAM, AAM will vote as instructed. In the event a contract is silent on the matter, AAM should get written confirmation from such client as to its preference, where possible. AAM will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

PROXY HANDLING PROCEDURES

With respect to those proxies for which AAM and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the National City Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and AAM with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both AAM and the Banks.

The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of AAM, to assist in the administration of proxy material and record the minutes of the Committee meeting. AAM and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.

AUTHORITY TO VOTE PROXIES


The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that AAM or any of the subsidiary banks of National City Corporation have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:
o Publicly available  information
o Research provided by the Service
o Industry practices
o Any special circumstances relating to the company
o Advice from portfolio managers or investment professionals
o Advice from legal counsel
o Market conditions
o Industry trends
Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders.

In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:
o the proxy is written in a language other than English and no translation has been provided;
o the proxy require overseas travel in order to vote; or
o securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.


CONFLICTS OF INTEREST

A conflict of interest occurs when the interests of National City Corporation, its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.

Identification of Conflicts of Interest: It is acknowledged that the AAM and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter vote in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of National City Corporation or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of National City's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for National City Corporation.

The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of National City Corporation, its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of National City Corporation and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of AAM provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.

REVIEW OF POLICY

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:
(1)  A copy of this proxy voting policy and procedures
(2)  All proxy statements regarding client securities
(3)  All records of votes cast on behalf of clients
(4)  All records of client requests for proxy voting information
(5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.

                                    EXHIBIT A
                         SUMMARY PROXY VOTING GUIDELINES

1. OPERATIONAL ITEMS

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:
o    Election of Directors in a non-contested election
o    Ratifying Auditors
o    Increasing or decreasing amounts of authorized stock
o    Changing terms of authorized stock
o    Company hname changes
o    Stock splits
o    Changing size of board
o    Opting into or out of optional provisions of state corporation laws
o    Changing annual meeting date or location o Changing state of incorporation
o Changing bylaws or charter that are of a housekeeping nature (updates or corrections).
o Allowing sharehlders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:
o Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.
o Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable
o Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:
o    Confidential voting
o    Independent Audit Committees
o    Independent Nominating Committees
o    Independent Compensation Committees
o    Auditors at annual meetings
o    Requiring information on proponents of shareholder resolutions
o    Fixing the board size or designating a range for the board size.
o    Repealing classified boards and electing all directors annually
o Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
o Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

o Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder
o    Reduction of the par value of common stock.
o Implementing a reverse stock split when the number of authorized shares will be proportionately reduced.
o    Implementing a reverse stock split to avoid delisting.
o Instituting open-market share repurchase plans in which all shareholders may participate on equal terms.
o Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee.

The Committee recommends a vote AGAINST:
o    Blank check preferred stock
o    Classifying the board
o "Fair Price" provisions requiring greater than a majority vote of all shares
o    Greenmail
o    Preemptive rights
o    Supermajority voting requirements
o    Proposals to eliminate cumulative voting*
o Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)
o    Poison Pills
o    Limiting shareholders' right to act by written consent
o    Limiting shareholders' right to call meetings
o    Requiring inclusion of abstentions in voting results
o    Repricing of "underwater" options
o Shareholder proposals to impose a mandatory retirement age for outside directors.
o Giving management the ability to alter the size of the board outside of a specified range without shareholder approval

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:
o Required representation of specific gender, race, or interest groups on board
o    Age or term limits for directors
o    Same person holding more than one office
o Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:


The Committee recommends voting FOR
o    Restoring shareholder ability to remove directors with or without cause.
o    Permitting shareholders to elect directors to fill board vacancies.
o    Requiring that a majority or more of directors be independent.
o Expanded liability and indemnification coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
     (i) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) Only the director's legal expenses would be covered.

The Committee recommends voting AGAINST:
o Expanding indemnification coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
o Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.
o    Shareholder proposals requiring two candidates per board seat.
o Allowing only continuing directors may elect replacements to fill board vacancies.
o    Proposals that directors may be removed only for cause.
o    Shareholder proposals to limit the tenure of outside directors.
o Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS
The  Committee   recommends   voting  FOR  proposals  to  restore,   or  provide
shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. The Committee recommends voting FOR proposals to restore voting rights to the control shares. The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS
The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

o    Stock option plans
o    Restricted stock bonus plans
o    Director stock ownership proposals
o    Executive compensation proposals

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS
The  Committee  recommends  voting  AGAINST  retirement  plans  for  nonemployee
directors.   The  Committee  recommends  voting  FOR  shareholder  proposals  to eliminate retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS
The Committee recommends voting FOR employee stock purchase plans where all of the following apply:
1. Purchase price is at least 85 percent of fair market value
2. Offering period is 27 months or less, and
3. Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS) The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS
The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, the Committee recommends voting FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only. The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

OPTION EXPENSING
The Committee recommends voting AGAINST shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

GOLDEN AND TIN PARACHUTES
The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY
As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:
o    Requiring reports that go beyond standard industry practice.
o Restricting the company's ability to do business in any location or with any particular group.
o Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7.  ENVIRONMENT AND ENERGY

ENVIRONMENTAL REPORTS
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o    The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions.
Federal and state laws have reporting requirements.
The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.
The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.
The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES
The Committee recommends voting AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS
The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS
The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY
Generally vote FOR reports on the company's efforts to diversify the board, unless:
1. The board composition is reasonably inclusive in relation to companies of similar size and business or
2. The board already reports on its nominating procedures and diversity initiatives.


EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
1.   The company has well-documented equal opportunity programs
2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
3.   The company has no recent EEO-related violations or litigation.
The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
1.   The composition of senior management and the board is fairly inclusive
2. The company has well-documented programs addressing diversity initiatives and leadership development
3. The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
4. The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION
The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

8. MUTUAL FUND PROXIES

APPROVE NEW CLASSES OR SERIES OF SHARES
The Committee recommends voting FOR the establishment of new classes or series of shares.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
The Committee recommends voting AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to make material changes to amend the fund's management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT
SHAREHOLDER APPROVAL
The Committee recommends voting AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

                                    FORM N-1A

                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS.

              (a)    1.      Declaration of Trust dated January 28, 1986 is
                             incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's
                             Registration Statement on Form N-1A (File Nos.
                             33-488/811-4416) filed on October 6, 1999 ("PEA No.
                             48").

                     2. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 48.

                     3. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to PEA No. 48.

                     4. Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 74").

                     5. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA
                             No. 47").

                     6. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                     7. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                     8. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity

                             Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                    9. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional
                             Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                    10. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to
                             Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                    11. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                    12. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

                    13. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                    14. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA
                             - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                    15. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                    16. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to Registrant's

                             Registration Statement filed on September 29, 2000 ("PEA No. 53").

                    17. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit (a)(15) to PEA No. 53.

                    18. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit (a)(16) to PEA No. 53.

                    19. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit (a)(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

                    20. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

                    21. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit (a)(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

                    22. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund is incorporated herein by reference to Exhibit
                             (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

                    23. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

                    24. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

                    25. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

                    26. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Large Cap Ultra, Mid Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Bond Funds and the creation of Class EEE, Class EEE - Special Series 1, Class EEE - Special Series 2, Class EEE - Special Series 3, Class EEE - Special Series 4 and Class EEE - Special Series 5 representing interests in the Armada Small Cap Core Fund is incorporated by reference to Exhibit
                             (a)(24) to Post-Effective

                             Amendment No. 70 to Registrant's Registration Statement filed on September 29, 2003
                             ("PEA No. 70").

                    27. Certificate of Classification of Shares reflecting the creation of Class FFF, Class FFF - Special Series 1, Class FFF - Special Series 3, Class FFF - Special Series 5, Class GGG, Class GGG - Special Series 1, Class GGG - Special Series 3, Class GGG - Special Series 5, Class HHH, Class HHH - Special Series 1, Class HHH - Special Series 3 and Class HHH - Special Series 5 representing interests in the Armada Multi-Factor Small Cap Value Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Growth Fund, respectively, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 74 to Registrant's Registration Statement filed on July 25, 2005 ("PEA No. 74").

              (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                    1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit (b)(1) to PEA No. 48.

                    2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

                    3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit
                             (b)(3) to Post-Effective Amendment No. 52 to
                             Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                    4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit
                             (b)(4) to PEA No. 52.

              (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

              (d)   1.       Advisory Agreement for the Money Market, Treasury
                             Money Market, Government Money Market, Tax Exempt
                             Money Market, Pennsylvania Tax Exempt Money Market,
                             National Tax Exempt Bond, Intermediate Bond, GNMA,
                             Bond, Equity Growth, Equity Income, Small Cap
                             Value, Ohio Tax Exempt Bond and Pennsylvania
                             Municipal Bond Funds between Registrant and
                             National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

                    2. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No.
                             57").

                    3. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to
                             Exhibit 5(b) to PEA No. 44.

                    4. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                    5. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                    6. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

                    7. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                    8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                    9. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit (d)(8) to PEA No. 53.

                    10. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(9) to PEA No. 52.

                    11. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

                    12. Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

                    13. Form of Advisory Agreement for the Armada High Yield Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(13) to PEA No. 63.

                    14. Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

                    15. Form of Advisory Agreement for the UA Series of Funds including UA Emerging Markets Fund, UA International Equity Fund, UA Large Cap Ultra Fund, UA Large Cap Value Fund, UA Real Estate Fund, UA Small Cap Growth Fund, UA Small/Mid Cap Value Fund, UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(15) to PEA No. 63.


                    16. Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Small Cap Core Fund dated April 2, 2004 is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 76 to Registrant's Registration Statement filed on September 28, 2005 ("PEA No. 76").

                    17. Sub-Advisory Agreement dated April 1, 2004 for the Armada Small Cap Core Fund between National City Investment Management Company and Allegiant Investment Counselors on behalf of the Armada Small Cap Core Fund is incorporated by reference to Exhibit (6)(q) of Form N-14 filed on July 6, 2004.


                    18. Advisory Agreement between the Registrant and Allegiant Asset Management Company with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

                    19. Sub-Advisory Agreement dated September 1, 2005 between Allegiant Asset Management Company and Polaris Capital Management, Inc. with respect to the Allegiant International Equity Fund is incorporated by reference to Exhibit (d)(19) to PEA No. 76.

                    20. First Amendment dated September 28, 2005 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and Allegiant Asset Management Company dated April 9, 1998 is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

                    21. First Amendment dated September 28, 2005 to the Advisory Agreement for the Small Cap Core Fund between Registrant and Allegiant Asset Management Company dated April 2, 2004 is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

                    22. Second Amendment dated May 16, 2006 to the Advisory Agreement for the Money Market, Treasury, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Large Cap Value, Mid Cap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds dated November 19, 1997 is filed herewith.

                    23. Second Amendment dated May 16, 2006 to the Advisory Agreement for the Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is filed herewith.

                    24. Second Amendment dated May 16, 2006 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998 is filed herewith.

                    25. First Amendment dated May 16, 2006 to the Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds dated June 9, 2000 is filed herewith.

                    26. First Amendment dated May 16, 2006 to the Advisory Agreement for the Small/Mid Cap Value Fund dated June 28, 2002 is filed herewith.


              (e)   1.       Underwriting Agreement between Registrant and
                             Professional Funds Distributor, LLC, dated May 1,
                             2003 is incorporated by reference to Exhibit (e)(1) to PEA No. 70.

                    2. Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004 ("PEA No. 71").

              (f)            None.

              (g)   1.       Custodian Services Agreement between Registrant and
                             National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(1) to PEA No. 48.

                    2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(2) to PEA No. 48.

                    3. Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

                    4. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

                    5. Form of Exhibit A dated March 31, 2004 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit
                             (g)(5) to PEA No. 71.


                    6. Annex A to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(6) to PEA No. 76.

                    7. Custodian Services Agreement between Registrant and PFPC Trust Company dated February 21, 2006 is filed herewith.

               (h)  1.       Co-Administration Agreement among Registrant, PFPC
                             Inc. and National City Bank, dated June 1, 2003 is incorporated herein by reference to Exhibit (h)(1) to PEA No. 70.

                    2. Exhibit A dated March 31, 2004 to Co-Administration Agreement dated June 1, 2003 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 71.


                    3. Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated August 31, 2004 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 73.

                    4. Transfer Agency and Service Agreement between Registrant and PFPC Inc., dated June 10, 2006, is filed herewith.

                    5. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

                    6. Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit
                             (h)(11) to PEA No. 63.

                    7. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

                    8. Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(13) to PEA No. 63.

                    9. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

                    10. Amendment to the Administrative Services Agreement with Registrant and Boston Financial Data Services, Inc. dated January 1, 2004 is incorporated by reference to Exhibit (13)(o) of Form N-14 filed on July 6, 2004.

              (i) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant, to be filed by amendment.

              (j)   1.       Consent of Drinker Biddle & Reath LLP is filed
                             herewith.

              (k)            None.

              (l)   1.       Purchase Agreement between Registrant and McDonald
                             & Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit
                             (l)(1) to PEA No. 48.

                    2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit
                             (l)(2) to PEA No. 48.

                    3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 48.

                    4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit (l)(4) to PEA No. 48.

                    5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit (l)(5) to PEA No. 48.

                    6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit (1)(6) to PEA No. 48.

                    7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit (l)(7) to PEA No. 48.

                    8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit (l)(8) to PEA No. 48.

                    9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit (l)(9) to PEA No. 48.

                    10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond

                             Fund is incorporated herein by reference to Exhibit (l)(10) to PEA No. 48.

                    11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                    12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                    13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

                    14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to
                             Exhibit 13(m) to PEA No. 33.

                    15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                    16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit (l)(16) to PEA No. 52.

                    17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit (1)(17) to PEA No. 53.

                    18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 33.

                    19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                    20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit (1)(20) to PEA No. 53.

                    21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit (l)(21) to PEA No. 53.

                    22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit (l)(22) to PEA No. 52.

                    23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit (l)(23) to PEA No. 52.

                    24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit (l)(24) to PEA No. 52.

                    25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit (l)(25) to PEA No. 52.

                    26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit (1)(26) to PEA No. 53.

                    27. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM
                             - Special Series 1, Class MM - Special Series 2 and Class MM - Special Series 3) is incorporated herein by reference to Exhibit (l)(26) to PEA No. 52.

                    28. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and

                             Conservative Allocation Funds is incorporated herein by reference to Exhibit (l)(28) to PEA No. 61.

                    29. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small/Mid Cap Value Fund is incorporated herein by reference to Exhibit (l)(29) to PEA No. 64.

                    30. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Armada High Yield Bond Fund is incorporated herein by reference to Exhibit (l)(30) to PEA No. 63.

                    31. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (l)(31) to PEA No. 63.

                    32. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the UA Series of Funds is incorporated herein by reference to Exhibit (l)(32) to PEA No. 63.

                    33. Form of Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (l)(33) to PEA No. 70.


                    34. Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated herein by reference to Exhibit (l)(34) to PEA No. 76.


              (m)   1.       Service and Distribution Plan for the A (formerly,
                             Retail) and I (formerly, Institutional) Share
                             Classes is incorporated herein by reference to
                             Exhibit 15(a) to PEA No. 38.

                    2. B Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(2) to PEA No. 58.

                    3. C Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(3) to PEA No. 58.

                    4. H Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(4) to PEA No. 59.

                    5. Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to

                             Registrant's Registration Statement filed on
                             September 30, 2002 ("PEA No. 66").

                    6. Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

                    7. R Shares Distribution Plan is incorporated herein by reference to Exhibit (n)(7) to PEA No 68.

              (n)   1.       Amended and Restated Plan Pursuant to Rule 18f-3
                             for Operation of a Multi-Class System as revised
                             August 24, 2004 is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 72 to Registrant's Registration Statement filed on September 28, 2004 ("PEA No. 72").

                    2. Revised Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) to PEA No. 73.


              (p)   1.       Inside Information Statement and Code of Ethics
                             Relating to Personal Securities Transactions of
                             Allegiant Asset Management Company, Allegiant
                             Funds, and Allegiant Advantage Funds dated
                             September 2005 is incorporated herein by reference to Exhibit (p)(1) to PEA No. 76.

                    2. Code of Ethics of Polaris Capital Management, Inc. is incorporated herein by reference to Exhibit
                             (p)(2) to PEA No. 76.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

              Registrant is controlled by its Board of Trustees.

ITEM 25.      INDEMNIFICATION.

              Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (e)(1) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits (g)(1) and (h)(4) hereto. In
Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

              In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a)(1) hereto, provides as follows:

              9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

              The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

              Section 12 of Registrant's Custodian Services Agreement provides as follows:

              12.   INDEMNIFICATION.


              The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund under this Agreement. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC Trust's duties or responsibilities under this Agreement. Subject to paragraph (b) below, the provisions of this Section 12 shall survive termination of this Agreement.

                  (a) A claim  by PFPC  Trust  for  indemnification  under  this
              Agreement must be made prior to the earlier of (i) one year after PFPC Trust becomes aware of the event for which indemnification is claimed; or (ii) one year after the earlier of termination of this Agreement or the expiration of the term of this Agreement.

                  (b) Except for  remedies  that cannot be waived as a matter of law (and injunctive or professional relief), the provisions of this Section 12 shall be PFPC Trust's sole and exclusive remedy for claims or other actions or proceedings to which the Fund's indemnification obligations pursuant to this Section 12 apply.

              Section 12 of Registrant's Transfer Agency Agreement provides as follows:

              12.   INDEMNIFICATION

              Each Fund, on behalf of the Portfolios, agrees to indemnify, defend and hold harmless PFPC and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC takes in connection with the provision of services to a Fund. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC's activities under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.


ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

              (a) Investment Adviser: Allegiant Asset Management Company ("AAM"), previously known as National City Investment Management Company.

              AAM performs investment advisory services for Registrant and certain other investment advisory customers. AAM is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under AAM, a registered investment adviser. As of August 5, 1998, AAM assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of AAM began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of AAM began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.


              To the knowledge of Registrant, none of the directors or officers of AAM, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank, which in turn owns all the outstanding stock of AAM, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of AAM who are engaged in any other business, profession, vocation or employment of a substantial nature.


                       ALLEGIANT ASSET MANAGEMENT COMPANY

                    POSITION WITH
                    ALLEGIANT ASSET
                    MANAGEMENT              OTHER BUSINESS       TYPE OF
NAME                COMPANY                 CONNECTIONS          BUSINESS
----------------    ---------------------   ------------------   ---------------


John Abunassar      Director, President     National City Bank   Bank affiliate
                    and Chief
                    Executive Officer

Kathleen T. Barr    Director and Senior     National City Bank   Bank affiliate
                    Managing Director

Joseph C. Penko     Director, Treasurer     National City Bank   Bank affiliate
                    and Managing Director

              (b) Investment Sub-Adviser: Polaris Capital Management, Inc. ("Polaris")

              The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

                        POLARIS CAPITAL MANAGEMENT, INC.

                         POSITION WITH
                         POLARIS CAPITAL        OTHER BUSINESS   TYPE OF
NAME                     MANAGEMENT, INC.       CONNECTIONS      BUSINESS
----------------------   --------------------   --------------   ---------------

Bernard R. Horn, Jr.     President, Portfolio   N/A              N/A
                         Manager

Sumanta Biswas           Vice President,        N/A              N/A
                         Portfolio Manager

Edward E. Wendell, Jr.   Treasurer              President        Boston Investor
                                                                 Services, Inc.


ITEM 27.      PRINCIPAL UNDERWRITER


        (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of June 30, 2006:


                            Allegiant Funds
                            Allegiant Advantage Fund
                            WT Investment Trust

         Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

        (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

        Philip H. Rinnander    -    President & Owner
        Barbara A. Rice        -    Vice President
        Thomas L. Schwegel     -    Vice President
        Jennifer DiValerio     -    Vice President

        (c)   Not applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS.

              (a) Allegiant Asset Management ("AAM"), 200 Public Square, 5th Floor, Cleveland, Ohio, 44114 and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to their functions as investment adviser, custodian and co-administrator); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to AAM's former function as investment adviser to the predecessor Parkstone Group of Funds).

              (b) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).


              (c) PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as co-administrator and transfer agent).

              (d) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as distributor).

              (e) Polaris Capital Management, Inc., 125 Summer Street, Suite 1470, Boston, Massachusetts 02110 (records relating to its function as subadviser to a portion of the assets of the Allegiant International Equity Fund)

              (f) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153 (records relating to its function as custodian)


ITEM 29.      MANAGEMENT SERVICES.

              Inapplicable.

ITEM 30.      UNDERTAKINGS.

              None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 28th day of July, 2006.


                                  ALLEGIANT FUNDS
                                  Registrant


                                  /s/ Timothy L. Swanson.
                                  -----------------------
                                  Timothy L. Swanson
                                  President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 77 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                 TITLE                                           DATE
-----------------------   -----------------------------------    -------------


/s/ Pat Glazar            Treasurer                              July 28, 2006
-----------------------
Pat Glazar

*Dorothy A. Berry         Trustee                                July 28, 2006
-----------------------
Dorothy A. Berry

*Kelley J. Brennan        Trustee                                July 28, 2006
-----------------------
Kelley J. Brennan

*John G. Breen            Trustee                                July 28, 2006
-----------------------
John G. Breen

*John F. Durkott          Trustee                                July 28, 2006
-----------------------
John F. Durkott

*Richard W. Furst         Trustee                                July 28, 2006
-----------------------
Richard W. Furst

*Gerald L. Gherlein       Trustee                                July 28, 2006
-----------------------
Gerald L. Gherlein

*Dale C. Laporte          Trustee                                July 28, 2006
-----------------------
Dale C. LaPorte

*Robert D. Neary          Trustee and Chairman                   July 28, 2006
-----------------------   of the Board
Robert D. Neary

*Kathleen A. Obert        Trustee                                July 28, 2006
-----------------------
Kathleen A. Obert

/s/ Timothy L. Swanson    President, Chief Executive Officer,    July 28, 2006
-----------------------   Chief Legal Officer and Trustee
Timothy L. Swanson

*By: /s/ Timothy L. Swanson
     ----------------------
     Timothy L. Swanson
     Attorney-in-Fact

                                 ALLEGIANT FUNDS

                            CERTIFICATE OF SECRETARY


      The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on May 16, 2006 and remains in effect on the date hereof:

            FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Timothy L. Swanson and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.


                                                ALLEGIANT FUNDS


                                                By: /s/ Audrey C. Talley
                                                    --------------------
                                                    Audrey C. Talley
                                                    Secretary

Dated: July 28, 2006

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 17, 2006


/s/ Robert D. Neary
-------------------
Robert D. Neary

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ John F. Durkott
-------------------
John F. Durkott

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Richard W. Furst
--------------------
Richard W. Furst

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006

/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Kelley J. Brennan, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006

/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, John G. Breen, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ John G. Breen
-----------------
John G. Breen

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Kathleen A. Obert, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Kathleen A. Obert
---------------------
Kathleen A. Obert

                                 ALLEGIANT FUNDS


                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006

/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Timothy L. Swanson, hereby constitutes and appoints Audrey C. Talley, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.


DATED: July 14, 2006

/s/ Timothy L. Swanson
----------------------
Timothy L. Swanson

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY


      Know All Men by These Presents, that the undersigned, Patrick Glazar, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ Patrick Glazar
------------------
Patrick Glazar

                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION

    (d)(22) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Money Market, Treasury, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Large Cap Value, Mid Cap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds dated November 19, 1997

    (d)(23) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998

    (d)(24) Second Amendment dated May 16, 2006 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998

    (d)(25) First Amendment dated May 16, 2006 to the Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds dated June 9, 2000

    (d)(26) First Amendment dated May 16, 2006 to the Advisory Agreement for the Small/Mid Cap Value Fund dated June 28, 2002

    (g)(7) Custodian Services Agreement between Registrant and PFPC Trust Company dated February 21, 2006

    (h)(4) Transfer Agency and Service Agreement between Registrant and PFPC Inc. dated June 10, 2006

    (j)(1)    Consent of Drinker Biddle & Reath LLP